UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 12/31/2020

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Dear Shareholder,
The 12-month reporting period as of December 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the coronavirus became increasingly apparent throughout
February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-
at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. The results of the
U.S. elections also cleared the way for additional stimulus spending in 2021, which is likely to be a solid tailwind for economic growth. Inflation should increase as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
22.16% 18.40%
U.S. small cap equities
(Russell 2000
®
Index)
37.85 19.96
International equities
(MSCI Europe, Australasia,
Far East Index)
21.61 7.82
Emerging market equities
(MSCI Emerging Markets
Index)
31.14 18.31
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.07 0.67
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.87) 10.58
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.29 7.51
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.92 4.95
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
11.32 7.05
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Investment Objective
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio’s (the “Fund”) investment objective is to seek maximum long term total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund outperformed both the 3-Month LIBOR USD and its reference benchmark, a custom blend of 50% J.P. Morgan
EMBI Global Diversified Index/50% J.P. Morgan GBI-EM Global Diversified Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund has the flexibility to invest in fixed income securities and derivatives of any maturity, and denominated in any currency, from issuers located in emerging markets. As such, the Fund is not managed specifically to a benchmark. The indices listed above are for reference purposes only.
What factors influenced performance?
Emerging market bonds performed well in 2020. After suffering a large sell-off in the first quarter of 2020 due to the emergence of COVID-19, the asset class recovered over the remainder of the year. Emerging market debt benefited from aggressive monetary and fiscal stimulus from world governments, together with the rapid economic rebound in China and other Asian nations. Later in the year, the approval of a vaccine for COVID-19 provided an additional tailwind and helped the index finish December 2020 near its pre-virus high.
Despite this challenging backdrop, the Fund delivered positive returns in 2020. The largest contributions came from risk-management strategies designed to protect the portfolio from slowing global growth and weakness related to the coronavirus. These positions included long duration exposure in the developed markets, as well as derivative instruments that benefited from rising yield spreads for U.S. high yield and European corporate bonds. (Duration is a measure of interest-rate sensitivity; rising spreads indicate underperformance versus government issues). The Fund also held a long position in the U.S. dollar against the Australian dollar and various emerging market currencies, which added value in the “risk-off” environment early in the period. As the markets recovered, the Fund benefited from its positions in U.S. dollar-denominated government bonds in Egypt, Ukraine, Brazil, Angola and Colombia.
On the negative side, a specific risk-management strategy involving emerging market sovereign bonds hurt results in the second half of 2020. However, risk-management strategies were a net positive when measured over the full year. Long positions in Lebanon, Venezuela and Argentina further detracted. Both Argentina and Lebanon were adversely affected by debt restructuring announcements, while Venezuela came under pressure due to U.S. sanctions and lower oil prices. Tactical positions in select emerging market currencies, such as the Mexican peso, Argentine peso and Turkish lira detracted from Fund returns.
The Fund used derivatives to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange trends. The specific instruments the Fund employed included currency forward contracts, which it used to manage currency risk, and credit default swaps, which it used to manage the risk of changing yield spreads. The
Fund also used interest-rate futures and derivatives linked to developed-market government bonds to manage the portfolio’s duration (interest-rate sensitivity). The use of derivatives was a net contributor. The Fund’s risk-management strategies, which helped returns in the first quarter and dampened results thereafter, were the primary driver of performance in this regard.
Describe recent portfolio activity.
During the first quarter of 2020, the investment adviser anticipated a global growth slowdown as the coronavirus quickly developed into a pandemic. The Fund quickly adopted a defensive stance by raising cash, reducing currency risk, lengthening duration and employing strategies to manage the risk of widening yield spreads. The Fund’s elevated cash position had no material impact on Fund performance.
Risk assets experienced a surprisingly strong rebound in the second quarter of 2020 due to the aggressive policy response from developed market central banks. The investment adviser repositioned the portfolio to take advantage of the improving tone by adding positions in investment-grade corporate bonds. Specifically, it sought opportunities in the new-issue market in the United Arab Emirates and Qatar, where it identified attractive premiums relative to the secondary market. After these securities rallied, the investment adviser reduced the positions and began to rotate toward sub-Saharan African countries, including Angola.
In the second half of 2020, the Fund reduced its allocation to Argentina after bond prices rose on optimism surrounding the country’s debt restructuring. Following the outcome of the U.S. elections in November 2020, the investment adviser adopted an increasingly optimistic outlook. The Fund kept its portfolio’s beta (market exposure) above 1.0, and it preferred high yield bonds over investment-grade issues. In addition, the Fund held positions in both emerging market currencies and local-currency debt.
Describe portfolio positioning at period end.
Portfolio duration stood at approximately 9.0 years at the end of December. The Fund added to its allocation to emerging-market currencies in the fourth quarter of 2020 and ended 2020 with an allocation of about 65%. The Fund maintained strategies designed to offset the potential for a market correction through derivatives linked to both the
United States and emerging markets. Ukraine, Brazil, the Dominican Republic and Egypt were the portfolio’s largest country allocations.
While the investment adviser is generally optimistic that global growth will recover, it continues to emphasize careful selection given the varying impact COVID-19 is having on different countries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency
(on a hedged or un-hedged basis). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization. The Predecessor Fund’s returns from September 3, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.” The Predecessor Fund’s returns prior to September 3, 2012 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Debt Portfolio.”
(c)
The average interest rate at which a selection of banks in London are prepared to lend to one another in U.S. Dollars with a maturity of 3 months.
(d)
An unmanaged index that tracks local currency bonds.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P. Morgan EMBI Global Diversified Index.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Performance Summary for the Period Ended December 31, 2020
Expense Example
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 5.41% 4.47% 9.38% 15.51% N/A 5.51% N/A 4.55% N/A
Investor A ....................... 4.95 3.95 9.26 15.25 10.64% 5.22 4.36% 4.26 3.84%
Investor C ....................... 4.41 3.32 8. 85 14. 25 13. 25 4.4 1 4.4 1 3.63 3.63
Class K ........................ 5.45 4.52 9.54 15.58 N/A 5.55 N/A 4.63 N/A
J.P. Morgan GBI-EM Global Diversified
Index
.....................
— — 10.29 2.69 N/A 6.72 N/A 1.49 N/A
J.P. Morgan EMBI Global Diversified
Index
(b)
...................... — — 8.25 5.26 N/A 7.08 N/A 6.22 N/A
50% J.P. Morgan GBI-EM Global
Diversified Index/50% J.P. Morgan
EMBI Global Diversified Index
.....
— — 9.27 4.02 N/A 6.97 N/A 3.90 N/A
3-Month LIBOR USD
.............
— — 0.14 1.08 N/A 1.50 N/A 0.90 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from September 3, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local
Debt Portfolio.” The Predecessor Fund’s returns prior to September 3, 2012 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock
Emerging Market Debt Portfolio”.
(b)
An index that tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.
N/A—Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,093.80 $ 3.58 $ 1,000.00 $ 1,021.72 $ 3.46 0.68%
Investor A ................................ 1,000.00 1,092.60 4.89 1,000.00 1,020.46 4.72 0.93
Investor C ................................ 1,000.00 1,088.50 8.82 1,000.00 1,016.69 8.52 1.68
Class K .................................. 1,000.00 1,095.40 3.32 1,000.00 1,021.97 3.20 0.63
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 84%
Corporate Bonds ................................... 11
Foreign Agency Obligations ............................ 5
U.S. Treasury Obligations ............................. —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of at
Total Investments
(a)
Ukraine ....................................... 10%
Egypt ......................................... 9
Brazil ......................................... 6
Dominican Republic ............................... 6
Mexico ........................................ 6
Indonesia ...................................... 6
Ghana ........................................ 5
Gabon ........................................ 5
Oman ........................................ 5
South Africa .................................... 5
Romania ...................................... 4
Kazakhstan .................................... 3
Ivory Coast ..................................... 3
Argentina ...................................... 3
Uruguay ....................................... 2
Russia ........................................ 2
Guatemala ..................................... 2
Senegal ....................................... 2
Colombia ...................................... 1
United States ................................... 1
Ecuador ....................................... 1
China ......................................... 1
Bahrain ....................................... 1
Bolivarian Republic of Venezuela ...................... 1
Other
(b)
....................................... 10
(a)
Excludes short-term securities.
(b)
Includes holdings within countries and geographic regions that are 1% or less of long-
term investments. Please refer to Schedule of Investments for such countries.

Fund Summary
as of December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2020, the Fund’s Institutional Shares returned 7.21%, Investor A Shares returned 6.90%, Investor C Shares returned 6.14%, and Class K Shares returned 7.29%. For the same period, the Bloomberg Barclays U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index
returned 0.67%.
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
What factors influenced performance?
The Fund’s relatively long positioning with respect to U.S. duration (and corresponding interest-rate sensitivity) was the leading positive driver of performance as U.S.
Treasury yields declined notably over the period. The Fund’s absolute return, macro and global rates strategies also contributed to Fund returns for the period.
The principal detractors from the Fund’s performance included exposure to securitized assets, most notably commercial mortgage-backed securities (“CMBS”). An allocation to municipal bonds also weighed on returns.
Describe recent portfolio activity.
Early in the period, the Fund’s duration was maintained near the high end of its historical range. The investment adviser believed that the long end of yield curve had more room to decline while also providing a strategy against negative economic surprises. After beginning the year at an historically high level, the investment adviser opportunistically adjusted the Fund’s agency residential mortgage-backed securities (“RMBS”) exposure based on valuations and monetary policy developments.
As the year went on, the Fund slightly increased its overall duration while trimming some of the Fund’s exposure to longer maturities given the expected increase in U.S.
Treasury issuance. Outside of the United States, the Fund maintained a small position in select European peripherals, including Italy and Spain, given accommodative central bank policy. The Fund maintained its exposure to U.S. Treasury inflation-protected securities (“TIPS”) as inflation expectations remained underpriced in the investment adviser’s view. Within spread assets, the investment adviser slightly added to U.S. investment grade corporates and certain parts of the high yield corporate market, while maintaining an overall bias toward quality in the portfolio.
Through the third quarter of 2020, the Fund slightly increased its duration by adding long-term exposure in European peripheral government bonds where the investment adviser believed the monetary policy backdrop continued to be supportive. The investment adviser held U.S. duration relatively constant with a preference for the middle of the yield curve. The investment adviser maintained a constructive view on TIPS given strengthening inflation data and the Fed's shift to average inflation targeting. Within
U.S. spread assets, the Fund added to high yield and non-agency RMBS while trimming investment grade corporate bonds.
Late in the period, the investment adviser continued to trim high quality spread assets given stretched valuations, while favoring select segments within securitized assets including industrial and office properties within CMBS and non-agency RMBS given robust housing fundamentals. In addition, the Fund opportunistically increased its exposure to emerging market debt while holding a meaningful allocation to U.S. high yield credit.
The Fund’s cash position was slightly elevated at times during the period as high-quality assets offered a less attractive strategy. The Fund’s cash position did not have a material impact on Fund performance.
Describe portfolio positioning at period end.
The Fund maintained a constructive stance with respect to duration, while keeping a cautious stance with respect to longer maturities. The investment adviser favored TIPS and European peripheral government bonds given more attractive valuations. The Fund also had meaningful exposure to emerging market and U.S. high yield corporate debt on the view that the global growth backdrop will remain robust.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2020 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended December 31, 2020
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.
(d)
An unmanaged index that tracks 3-month U.S. Treasury securities.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.25% 2.24% 7.01% 7.21% N/A 4.53% N/A 3.83% N/A
Investor A ....................... 1.89 1.88 6.97 6.90 2.63% 4.23 3.38% 3.54 3.12%
Investor C ....................... 1.26 1.25 6.48 6.14 5.14 3.47 3.47 2.94 2.94
Class K ........................ 2.33 2.32 7.16 7.29 N/A 4.63 N/A 3.88 N/A
Bloomberg Barclays U.S. Universal Index — — 2.29 7.58 N/A 4.87 N/A 4.16 N/A
ICE BofA 3-Month U.S. Treasury Bill Index — — 0.07 0.67 N/A 1.20 N/A 0.64 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorgan ization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of December 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Including Dividend Expense
and Interest Expense
Excluding Dividend Expense
and Interest Expense
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/01/20)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(12/31/20)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,070.10 $ 3.59 $ 3.12 $ 1,000.00 $ 1,021.67 $ 3.51 $ 1,022.12 $ 3.05
Investor A ................ 1,000.00 1,069.70 5.10 4.63 1,000.00 1,020.21 4.98 1,020.66 4.52
Investor C ................ 1,000.00 1,064.80 8.77 8.30 1,000.00 1,016.64 8.57 1,017.09 8.11
Class K ................. 1,000.00 1,071.60 3.18 2. 71 1,000.00 1,022.07 3.10 1,0 22.5 2 2. 64
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.69% for Institutional, 0.98% for Investor A, 1.69% for Investor C and 0.61% for Class K), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.89% for Investor A, 1.60% for Investor C and 0 .52 % for Class K), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 27%
U.S. Government Sponsored Agency Securities .............. 18
Foreign Government Obligations ........................ 15
Asset-Backed Securities .............................. 12
Non-Agency Mortgage-Backed Securities .................. 6
U.S. Treasury Obligations ............................. 5
Investment Companies ............................... 4
Common Stocks ................................... 4
Floating Rate Loan Interests ........................... 4
Foreign Agency Obligations ............................ 3
Municipal Bonds ................................... 2
Preferred Securities ................................. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 18%
AA/Aa ......................................... 6
A ............................................ 10
BBB/Baa ....................................... 23
BB/Ba ......................................... 21
B ............................................ 8
CCC/ Caa ....................................... 1
CC/Ca ........................................ 1
C ............................................ —
(d)
D ............................................ —
(d)
NR ........................................... 12
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on September 1, 2015, the BlackRock Emerging Markets
Flexible Dynamic Bond Portfolio’s BlackRock Shares were redesignated as Class K Shares. Prior to September 1, 2015, performance is that of the BlackRock Emerging
Markets Flexible Dynamic Bond Portfolio’s BlackRock Shares .
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund's performance would have been lower. With respect to each Fund's voluntary waivers, if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waivers may be reduced or discontinued
at any time. With respect to each Fund's contractual waivers, if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2020
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages
(which are based on a hypothetical investment of $1,000 invested on July 1, 2020 and held through December 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 9.8%
Argentina — 0.1%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 6.10%
,
04/11/22
(a)(b)
............... USD 387 $ 63,447
Brazil — 4.6%
Petrobras Global Finance BV, 6.85%
,
06/05/15 ................. 3,233 4,016,211
Kazakhstan — 3.0%
Development Bank of Kazakhstan JSC,
8.95%
,
05/04/23
(a)
........... KZT 258,500 604,410
Kazakhstan Temir Zholy Finance BV,
6.95%
,
07/10/42 ............ USD 430 638,684
KazMunayGas National Co. JSC:
5.75%, 04/19/47
(a)
........... 416 556,790
6.38%, 10/24/48 ............ 548 789,291
2,589,175
Panama — 0.7%
Cable Onda SA, 4.50%
,
01/30/30 ... 595 656,359
South Africa — 0.7%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23 ...... 621 655,543
Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(c)
................ 50 52,297
United States — 0.6%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(a)
................ 543 541,643
Total Corporate Bonds — 9.8%
(Cost: $7,278,443) .............................. 8,574,675
Foreign Agency Obligations — 4.5%
Bolivarian Republic of Venezuela — 0.8%
Petroleos de Venezuela SA
(d)(e)
:
8.50%, 10/27/20
(a)
........... 1,741 365,505
9.75%, 05/17/35 ............ 10,106 303,183
668,688
Colombia — 0.3%
Ecopetrol SA, 6.88%
,
04/29/30 .... 208 266,812
Indonesia — 0.4%
Wijaya Karya Persero Tbk . PT, 7.70%
,
01/31/21
(a)
................ IDR 5,420,000 368,013
Mexico — 2.9%
Petroleos Mexicanos :
3.75%, 02/21/24 ............ EUR 350 433,056
6.88%, 10/16/25
(a)
........... USD 667 729,464
6.75%, 09/21/47 ............ 754 706,875
6.95%, 01/28/60 ............ 742 696,478
2,565,873
Ukraine — 0.1%
Ukreximbank Via Biz Finance plc,
9.63%
,
04/27/22 ............ 98 101,790
Total Foreign Agency Obligations — 4.5%
(Cost: $7,571,487) .............................. 3,971,176
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 76.0%
Argentina — 2.7%
Argentine Republic (The):
1.00%, 07/09/29 ............ USD 654 $ 284,504
0.12%, 07/09/30
(c)
........... 769 312,510
0.12%, 07/09/35
(c)
........... 1,677 613,898
0.12%, 01/09/38
(c)
........... 1,040 425,590
Province of Salta Argentina, 9.13%
,
07/07/24
(a)
................ 294 167,580
Provincia de Buenos Aires
(d)(e)
:
10.88%, 01/26/21 ........... 67 26,667
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 34.19%, 05/31/22
(b)
. ARS 3,927 24,337
6.50%, 02/15/23 ............ USD 228 91,627
9.13%, 03/16/24
(a)
........... 668 267,200
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 36.05%, 04/12/25
(a)(b)
ARS 14,851 84,676
9.63%, 04/18/28 ............ USD 127 53,380
2,351,969
Bahrain — 1.0%
Kingdom of Bahrain, 7.38%
,
05/14/30 719 852,689
Benin — 0.5%
Benin Government Bond, 5.75%
,
03/26/26
(a)
................ EUR 353 454,826
Bolivarian Republic of Venezuela — 0.2%
Bolivarian Republic of Venezuela
(d)(e)
:
11.75%, 10/21/26 ........... USD 335 30,159
11.95%, 08/05/31 ........... 1,328 119,502
149,661
Brazil — 0.9%
Federative Republic of Brazil, 10.00%
,
01/01/29 ................. BRL 3 804,079
China — 1.0%
People's Republic of China, 2.36%
,
07/02/23 ................. CNY 5,810 882,696
Colombia — 1.0%
Republic of Colombia, 7.00%
,
06/30/32 COP 2,654,900 855,001
Costa Rica — 0.4%
Republic of Costa Rica, 6.13%
,
02/19/31 ................. USD 364 338,975
Dominican Republic — 5.4%
Dominican Republic Government Bond:
9.75%, 06/05/26 ............ DOP 46,650 856,918
4.88%, 09/23/32
(a)
........... USD 925 1,019,523
6.85%, 01/27/45 ............ 364 442,829
6.50%, 02/15/48 ............ 370 436,022
5.88%, 01/30/60
(a)
........... 1,798 1,971,058
4,726,350
Ecuador — 1.1%
Republic of Ecuador
(a)
:
0.00%, 07/31/30
(f)
........... 1,132 534,847
0.50%, 07/31/30
(c)
........... 473 303,897
0.50%, 07/31/40
(c)
........... 295 148,673
987,417
Egypt — 7.9%
Arab Republic of Egypt:
14.95%, 03/20/21 ........... EGP 11,146 696,404

2020
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Egypt (continued)
14.85%, 04/10/23 ........... EGP 12,015 $ 780,361
5.25%, 10/06/25
(a)
........... USD 321 341,063
14.43%, 07/14/30 ........... EGP 6,317 404,618
6.38%, 04/11/31
(a)
........... EUR 288 377,673
7.63%, 05/29/32
(a)
........... USD 1,040 1,176,175
15.43%, 07/28/35 ........... EGP 6,310 403,692
7.90%, 02/21/48 ............ USD 859 933,626
8.70%, 03/01/49 ............ 312 360,652
8.88%, 05/29/50
(a)
........... 1,242 1,455,857
6,930,121
El Salvador — 0.5%
Republic of El Salvador:
7.75%, 01/24/23 ............ 92 90,793
7.65%, 06/15/35 ............ 357 336,026
426,819
Gabon — 4.9%
Gabonese Republic:
6.38%, 12/12/24 ............ 1,162 1,208,626
6.95%, 06/16/25 ............ 2,038 2,186,392
6.63%, 02/06/31
(a)
........... 833 857,730
4,252,748
Ghana — 4.9%
Republic of Ghana:
20.75%, 01/16/23 ........... GHS 3,198 557,656
6.38%, 02/11/27 ............ USD 303 314,078
7.63%, 05/16/29 ............ 368 390,195
8.13%, 03/26/32 ............ 455 480,452
8.63%, 06/16/49 ............ 1,045 1,064,594
8.95%, 03/26/51 ............ 976 1,017,785
8.75%, 03/11/61
(a)
........... 447 458,734
4,283,494
Guatemala — 1.5%
Republic of Guatemala
(a)
:
5.38%, 04/24/32 ............ 281 341,766
6.13%, 06/01/50 ............ 735 969,281
1,311,047
Indonesia — 4.8%
Republic of Indonesia:
8.25%, 05/15/29 ............ IDR 5,351,000 434,745
7.00%, 09/15/30 ............ 18,803,000 1,431,972
8.38%, 03/15/34 ............ 12,789,000 1,055,889
7.50%, 05/15/38 ............ 11,517,000 875,046
4.75%, 07/18/47 ............ USD 338 422,817
4,220,469
Ivory Coast — 2.9%
Ivory Coast Government Bond, 4.88%
,
01/30/32
(a)
................ EUR 870 1,090,735
Republic of Cote d'Ivoire:
5.75%, 12/31/32
(c)
........... USD 385 387,102
6.88%, 10/17/40 ............ EUR 750 1,045,083
2,522,920
Jamaica — 0.6%
Jamaica Government Bond, 7.88%
,
07/28/45 ................. USD 356 508,969
Kenya — 0.5%
Republic of Kenya, 8.00%
,
05/22/32 . 368 428,835
Lebanon — 0.3%
Lebanese Republic
(d)(e)
:
6.38%, 03/09/20 ............ 1,161 145,125
Security
Par (000)
Par (000) Value
Lebanon (continued)
5.80%, 04/14/20 ............ USD 787 $ 98,375
243,500
Mexico — 2.4%
United Mexican States:
8.00%, 11/07/47 ............ MXN 154 907,634
5.00%, 04/27/51 ............ USD 421 524,882
5.75%, 10/12/10 ............ 510 677,025
2,109,541
Morocco — 0.8%
Kingdom of Morocco, 3.00%
,
12/15/32
(a)
................ 690 698,625
Mozambique — 0.5%
Republic of Mozambique, 5.00%
,
09/15/31
(a)(c)
............... 474 430,007
Oman — 4.8%
Oman Government Bond:
6.75%, 10/28/27
(a)
........... 412 445,475
7.38%, 10/28/32
(a)
........... 1,206 1,326,600
6.50%, 03/08/47 ............ 653 639,532
6.75%, 01/17/48 ............ 1,844 1,821,526
4,233,133
Paraguay — 0.7%
Republic of Paraguay, 6.10%
,
08/11/44 480 642,150
Peru — 0.6%
Republic of Peru, 3.23%
,
07/28/21 .. 525 524,738
Romania — 3.4%
Romania Government Bond:
3.62%, 05/26/30
(a)
........... EUR 589 857,166
2.63%, 12/02/40
(a)
........... 1,055 1,371,004
4.63%, 04/03/49 ............ 461 760,294
2,988,464
Russia — 2.0%
Russian Federation:
7.70%, 03/23/33 ............ RUB 58,622 891,068
7.70%, 03/16/39 ............ 57,825 890,581
1,781,649
Senegal — 1.4%
Republic of Senegal:
4.75%, 03/13/28
(a)
........... EUR 200 260,670
6.75%, 03/13/48 ............ USD 715 785,606
6.75%, 03/13/48
(a)
........... 200 219,750
1,266,026
Serbia — 0.8%
Republic of Serbia, 2.13%
,
12/01/30
(a)
675 665,719
South Africa — 3.4%
Republic of South Africa:
8.88%, 02/28/35 ............ ZAR 24,795 1,486,239
8.75%, 02/28/48 ............ 26,422 1,472,860
2,959,099
Sri Lanka — 0.5%
Democratic Socialist Republic of Sri
Lanka:
6.85%, 11/03/25 ............ USD 353 208,601
7.85%, 03/14/29 ............ 361 205,432
414,033

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Turkey — 0.5%
Turkiye Vakiflar Bankasi TAO, 6.50%
,
01/08/26
(a)
................ USD 470 $ 481,162
Ukraine — 8.7%
Ukraine Government Bond:
16.00%, 05/24/23
(a)
.......... UAH 14,851 564,126
7.75%, 09/01/24 ............ USD 531 588,912
7.75%, 09/01/25 ............ 162 181,086
6.75%, 06/20/26 ............ EUR 485 652,676
7.75%, 09/01/27 ............ USD 412 467,620
9.75%, 11/01/28
(a)
........... 518 637,140
4.38%, 01/27/30
(a)
........... EUR 1,049 1,222,641
7.38%, 09/25/32
(a)
........... USD 366 402,142
7.25%, 03/15/33
(a)
........... 791 862,190
0.00%, 05/31/40
(b)
........... 1,980 2,035,069
7,613,602
Uruguay — 2.1%
Oriental Republic of Uruguay:
9.88%, 06/20/22
(a)
........... UYU 26,000 636,610
4.38%, 10/27/27 ............ USD 74 87,763
8.50%, 03/15/28 ............ UYU 11,143 275,788
4.98%, 04/20/55 ............ USD 632 877,391
1,877,552
Venezuela, Bolivarian Republic of — 0.0%
Bolivarian Republic of Venezuela
(d)(e)
:
9.25%, 09/15/27 ............ 330 29,700
9.25%, 05/07/28 ............ 95 8,559
38,259
Zambia — 0.4%
Republic of Zambia
(d)(e)
:
6.50%, 09/20/22 ............ 297 153,141
6.50%, 07/30/27 ............ 337 173,660
326,801
Total Foreign Government Obligations — 76.0%
(Cost: $65,273,325) .............................. 66,583,145
U.S. Treasury Obligations — 0.5%
U.S. Treasury Notes, 2.25%, 03/31/21 471 473,458
Total U.S. Treasury Obligations — 0.5%
(Cost: $473,609) ................................ 473,458
Total Long-Term Investments — 90.8%
(Cost: $80,596,864) .............................. 79,602,454
Short-Term Securities — 6.5%
Foreign Government Obligations — 3.2%
(g)
Egypt - 3.2%
Arab Republic of Egypt Treasury Bills:
13.61%, 01/05/21 ........... EGP 11,625 737,334
13.67%, 01/12/21 ........... 10,500 665,338
13.68%, 04/06/21 ........... 22,800 1,405,120
2,807,792
Total Foreign Government Obligations — 3.2%
(Cost: $2,760,292) .............................. 2,807,792
Security
Par (000)
Pa r (000) Value
Time Deposits — 3.3%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(1.69)%, 01/04/21 ........... AUD 7 $ 5,760
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/04/21 ............ CAD 4 3,276
Europe — 0.0%
Citibank NA, (0.72)%, 01/04/21 .... EUR 36 44,098
Norway — 0.0%
Brown Brothers Harriman & Co.,
(7.00)%, 01/04/21 ........... NOK 25 2,882
South Africa — 0.1%
Brown Brothers Harriman & Co.,
7.70%, 01/04/21 ............ ZAR 160 10,925
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(2.94)%, 01/04/21 ........... CHF 5 5,407
United Kingdom — 0.1%
Citibank NA, 0.01%, 01/04/21 ..... GBP 49 66,098
United States — 3.1%
National Australia Bank Ltd.,
0.10%, 01/04/21 ............ USD 2,715 2,714,552
Total Time Deposits — 3.3%
(Cost: $2,852,998) .............................. 2,852,998
Total Short-Term Securities — 6.5%
(Cost: $5,613,290) .............................. 5,660,790
Total Investments — 97.3%
(Cost: $86,210,154) .............................. 85,263,244
Other Assets Less Liabilities — 2.7% ................... 2,362,656
Net Assets — 100.0% .............................. $ 87,625,900

2020
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Zero-coupon bond.
(g)
Rates are discount rates or a range of discount rates as of period end.
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan EM Local
Currency Bond ETF
(a)
...... $ — $ 4,949,259 $ (5,526,998) $ 577,739 $ — — — $ — $ —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(a)
— 4,046,394 (4,663,493) 617,099 — — — 79,044 —
$ 1,194,838 $ — $ — $ 79,044 $ —
(a)
As of period end, the entity is no longer held.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,342,966 USD 4,790,722 Bank of America NA 01/14/21 $ 100,000
AUD 2,452,197 USD 1,849,569 Barclays Bank plc 01/14/21 41,189
AUD 2,857,998 USD 2,169,692 BNP Paribas SA 01/14/21 33,957
AUD 9,492,181 USD 7,203,470 Deutsche Bank AG 01/14/21 115,444
AUD 2,860,244 USD 2,167,888 Westpac Banking Corp. 01/14/21 37,493
BRL 6,797,795 USD 1,297,735 Citibank NA 01/14/21 11,155
CAD 2,765,859 USD 2,160,769 Morgan Stanley & Co. International plc 01/14/21 12,228
CHF 3,284 USD 3,695 Morgan Stanley & Co. International plc 01/14/21 16
CNY 27,472,259 USD 4,195,519 Standard Chartered Bank 01/14/21 26,527
COP 9,156,646,384 USD 2,638,506 BNP Paribas SA 01/14/21 42,423
CZK 23,446,967 USD 1,089,948 Bank of America NA 01/14/21 1,801
CZK 23,426,398 USD 1,085,772 BNP Paribas SA 01/14/21 5,019
CZK 96,878,671 USD 4,455,773 Deutsche Bank AG 01/14/21 55,138
EGP 19,738,647 USD 1,247,702 JPMorgan Chase Bank NA 01/14/21 3,677
EUR 110,000 USD 133,250 Barclays Bank plc 01/14/21 1,165
EUR 2,702,167 USD 3,296,063 BNP Paribas SA 01/14/21 5,870
EUR 3,239,868 USD 3,947,176 Citibank NA 01/14/21 11,805
EUR 25,000 USD 30,524 Deutsche Bank AG 01/14/21 25
EUR 2,699,222 USD 3,295,026 Morgan Stanley & Co. International plc 01/14/21 3,308
EUR 560,000 USD 681,514 Royal Bank of Canada 01/14/21 2,782
GBP 1,457,077 USD 1,950,579 Bank of America NA 01/14/21 42,162
GBP 3,273,528 USD 4,395,915 Deutsche Bank AG 01/14/21 81,058
GBP 3,237,634 USD 4,383,141 Morgan Stanley & Co. International plc 01/14/21 44,742
GBP 65,000 USD 88,497 Standard Chartered Bank 01/14/21 399
GBP 835,000 USD 1,113,404 Westpac Banking Corp. 01/14/21 28,566
HUF 322,369,270 USD 1,083,893 Barclays Bank plc 01/14/21 2,128
HUF 59,703,082 USD 201,066 Credit Suisse International 01/14/21 66
HUF 262,649,052 USD 884,826 Natwest Markets plc 01/14/21 5
IDR 30,415,005,372 USD 2,152,513 Citibank NA 01/14/21 32,136
IDR 15,375,255,164 USD 1,086,213 Goldman Sachs International 01/14/21 18,161
IDR 30,445,594,876 USD 2,147,837 UBS AG 01/14/21 39,009
INR 158,293,657 USD 2,144,755 Standard Chartered Bank 01/14/21 20,603
INR 97,313,305 USD 1,322,075 UBS AG 01/14/21 9,110
JPY 210,862,560 USD 2,032,218 Bank of America NA 01/14/21 10,183
JPY 411,821,236 USD 3,982,535 Royal Bank of Canada 01/14/21 6,339
JPY 44,945,842 USD 435,089 Standard Chartered Bank 01/14/21 254
JPY 445,850,974 USD 4,312,337 State Street Bank and Trust Co. 01/14/21 6,147
KZT 363,011,667 USD 861,238 Citibank NA 01/14/21 528
KZT 817,326,476 USD 1,930,388 Goldman Sachs International 01/14/21 9,892
KZT 677,369,020 USD 1,547,388 JPMorgan Chase Bank NA 01/14/21 60,642
MXN 1,390,000 USD 68,926 Goldman Sachs International 01/14/21 848
MXN 130,872,513 USD 6,541,745 Morgan Stanley & Co. International plc 01/14/21 27,750
MXN 21,700,255 USD 1,083,784 Natwest Markets plc 01/14/21 5,518
MXN 335,376 USD 16,690 State Street Bank and Trust Co. 01/14/21 145
MYR 16,856,959 USD 4,146,853 Goldman Sachs International 01/14/21 42,268
NZD 3,066,571 USD 2,177,541 Bank of America NA 01/14/21 29,009
NZD 3,054,884 USD 2,177,063 Barclays Bank plc 01/14/21 21,077
NZD 26,778 USD 18,864 BNP Paribas SA 01/14/21 404
NZD 3,038,876 USD 2,154,019 JPMorgan Chase Bank NA 01/14/21 32,603
NZD 6,086,137 USD 4,360,300 Standard Chartered Bank 01/14/21 18,977
NZD 11,261 USD 7,981 State Street Bank and Trust Co. 01/14/21 122
NZD 2,992,970 USD 2,120,160 Toronto Dominion Bank 01/14/21 33,430
NZD 3,071,714 USD 2,172,161 Westpac Banking Corp. 01/14/21 38,089
PHP 98,611,020 USD 2,042,186 Standard Chartered Bank 01/14/21 9,887
RON 8,476,335 USD 2,099,962 Natwest Markets plc 01/14/21 26,568
RUB 338,478,626 USD 4,562,039 Barclays Bank plc 01/14/21 10,084
RUB 160,887,381 USD 2,161,013 JPMorgan Chase Bank NA 01/14/21 12,232
TRY 45,608,816 USD 5,747,730 Barclays Bank plc 01/14/21 371,843
TRY 6,850,058 USD 873,788 JPMorgan Chase Bank NA 01/14/21 45,320
TRY 3,541,616 USD 449,395 UBS AG 01/14/21 25,802

2020
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
UAH 35,177,246 USD 1,232,991 BNP Paribas SA 01/14/21 $ 5,562
USD 1,246,908 BRL 6,392,896 Bank of America NA 01/14/21 15,980
USD 1,290,037 BRL 6,687,552 Deutsche Bank AG 01/14/21 2,374
USD 1,907,809 BRL 9,838,817 JPMorgan Chase Bank NA 01/14/21 13,381
USD 1,086,750 CZK 23,320,000 UBS AG 01/14/21 913
USD 4,334,369 EUR 3,541,113 BNP Paribas SA 01/14/21 7,280
USD 2,438,827 HUF 721,006,061 Bank of America NA 01/14/21 9,850
USD 3,528,333 HUF 1,039,898,286 BNP Paribas SA 01/14/21 25,049
USD 2,140,347 HUF 633,097,410 Goldman Sachs International 01/14/21 7,522
USD 4,367,932 JPY 450,897,348 Bank of America NA 01/14/21 569
USD 1,671,795 KRW 1,818,528,230 Standard Chartered Bank 01/14/21 244
USD 1,124,358 MXN 22,310,000 Morgan Stanley & Co. International plc 01/14/21 4,448
USD 2,125,597 PEN 7,651,300 Deutsche Bank AG 01/14/21 11,976
USD 953,553 PLN 3,511,648 Barclays Bank plc 01/14/21 13,443
USD 2,166,278 PLN 7,975,804 Deutsche Bank AG 01/14/21 31,060
USD 1,082,956 PLN 3,987,908 JPMorgan Chase Bank NA 01/14/21 15,345
USD 2,069,706 RUB 151,564,537 Bank of America NA 01/14/21 22,393
USD 2,186,033 RUB 160,924,796 JPMorgan Chase Bank NA 01/14/21 12,283
USD 450,239 TWD 12,606,705 Barclays Bank plc 01/14/21 1,085
USD 7,506 ZAR 110,000 Goldman Sachs International 01/14/21 32
ZAR 25,216,626 USD 1,694,313 Citibank NA 01/14/21 19,071
ZAR 3,915,405 USD 260,077 Deutsche Bank AG 01/14/21 5,961
ZAR 47,820,009 USD 3,175,995 Standard Chartered Bank 01/14/21 73,212
ZAR 16,312,952 USD 1,082,963 UBS AG 01/14/21 25,446
1,999,607
BRL 28,489,726 USD 5,531,041 Citibank NA 01/14/21 (45,451)
BRL 5,640,794 USD 1,092,246 JPMorgan Chase Bank NA 01/14/21 (6,132)
CHF 1,909,103 USD 2,164,307 State Street Bank and Trust Co. 01/14/21 (7,214)
CZK 23,296,713 USD 1,087,382 Natwest Markets plc 01/14/21 (2,628)
EUR 350,000 USD 430,042 Morgan Stanley & Co. International plc 01/14/21 (2,357)
HUF 2,394,001,175 USD 8,206,693 BNP Paribas SA 01/14/21 (141,606)
HUF 325,250,600 USD 1,097,355 Societe Generale SA 01/14/21 (1,627)
MXN 21,185,759 USD 1,064,970 Deutsche Bank AG 01/14/21 (1,494)
MXN 43,358,156 USD 2,181,056 HSBC Bank plc 01/14/21 (4,578)
PLN 7,190,842 USD 1,966,319 Bank of America NA 01/14/21 (41,245)
PLN 3,142,983 USD 854,827 Credit Suisse International 01/14/21 (13,413)
PLN 11,440,010 USD 3,122,432 Goldman Sachs International 01/14/21 (59,804)
PLN 1,620,228 USD 439,891 Societe Generale SA 01/14/21 (6,137)
TRY 9,109,247 USD 1,223,539 UBS AG 01/14/21 (1,304)
UAH 24,342,226 USD 864,733 BNP Paribas SA 01/14/21 (7,667)
UAH 67,835,847 USD 2,398,637 Goldman Sachs International 01/14/21 (10,204)
USD 2,993,516 AUD 3,971,445 BNP Paribas SA 01/14/21 (68,653)
USD 3,449,076 AUD 4,600,924 HSBC Bank plc 01/14/21 (98,450)
USD 7,348,807 AUD 9,742,250 Westpac Banking Corp. 01/14/21 (162,920)
USD 2,108,908 CAD 2,704,917 Natwest Markets plc 01/14/21 (16,210)
USD 2,157,306 CHF 1,909,982 BNP Paribas SA 01/14/21 (780)
USD 3,015,397 CLP 2,236,218,428 Citibank NA 01/14/21 (131,546)
USD 2,048,440 CNY 13,375,715 Citibank NA 01/14/21 (7,193)
USD 1,334 CNY 8,723 Morgan Stanley & Co. International plc 01/14/21 (7)
USD 902,338 COP 3,100,000,000 Goldman Sachs International 01/14/21 (5,296)
USD 1,083,235 CZK 23,318,372 Natwest Markets plc 01/14/21 (2,526)
USD 2,332,995 CZK 50,246,394 Societe Generale SA 01/14/21 (6,601)
USD 14,861,472 EUR 12,271,485 BNP Paribas SA 01/14/21 (133,760)
USD 60,852 EUR 50,000 Morgan Stanley & Co. International plc 01/14/21 (246)
USD 85,425 EUR 70,000 Royal Bank of Canada 01/14/21 (112)
USD 1,088,066 EUR 891,191 Westpac Banking Corp. 01/14/21 (931)
USD 4,323,224 GBP 3,235,898 BNP Paribas SA 01/14/21 (102,284)
USD 5,295,038 GBP 3,976,126 Deutsche Bank AG 01/14/21 (142,827)
USD 92,288 GBP 70,000 Morgan Stanley & Co. International plc 01/14/21 (3,446)
USD 3,352,437 IDR 47,358,197,000 BNP Paribas SA 01/14/21 (49,208)
USD 2,309,945 IDR 32,867,210,603 Deutsche Bank AG 01/14/21 (50,841)
USD 865,836 IDR 12,375,400,508 Standard Chartered Bank 01/14/21 (23,064)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,360,204 JPY 662,588,248 UBS AG 01/14/21 $ (57,583)
USD 737,127 MXN 14,915,261 Goldman Sachs International 01/14/21 (11,584)
USD 4,540,655 MXN 91,602,860 HSBC Bank plc 01/14/21 (57,594)
USD 2,167,283 MXN 43,855,399 Morgan Stanley & Co. International plc 01/14/21 (34,156)
USD 2,127,206 NZD 3,031,210 Citibank NA 01/14/21 (53,900)
USD 2,170,532 NZD 3,057,776 HSBC Bank plc 01/14/21 (29,689)
USD 2,152,946 NZD 3,048,626 Morgan Stanley & Co. International plc 01/14/21 (40,692)
USD 2,168,900 NZD 3,069,535 UBS AG 01/14/21 (39,783)
USD 2,168,080 NZD 3,061,439 Westpac Banking Corp. 01/14/21 (34,777)
USD 2,029,140 PHP 97,824,824 Citibank NA 01/14/21 (6,576)
USD 2,250,883 RUB 168,483,113 Goldman Sachs International 01/14/21 (24,964)
USD 122,427 THB 3,675,757 Goldman Sachs International 01/14/21 (259)
USD 3,256,096 TRY 25,837,449 Barclays Bank plc 01/14/21 (210,649)
USD 769,476 TRY 6,188,893 UBS AG 01/14/21 (60,920)
USD 1,338,978 ZAR 20,187,501 Bank of America NA 01/14/21 (32,694)
USD 1,742,643 ZAR 26,278,004 Citibank NA 01/14/21 (42,858)
USD 194,395 ZAR 2,877,145 Deutsche Bank AG 01/14/21 (1,097)
USD 1,738,709 ZAR 25,853,789 Goldman Sachs International 01/14/21 (17,967)
USD 881,460 ZAR 13,054,350 Natwest Markets plc 01/14/21 (5,539)
USD 850,689 ZAR 12,680,000 Societe Generale SA 01/14/21 (10,874)
USD 518,036 ZAR 7,880,000 Toronto Dominion Bank 01/14/21 (17,383)
ZAR 2,174,990 USD 148,624 Credit Suisse International 01/14/21 (841)
ZAR 15,939,706 USD 1,087,663 Deutsche Bank AG 01/14/21 (4,614)
ZAR 31,651,482 USD 2,162,390 State Street Bank and Trust Co. 01/14/21 (11,780)
(2,168,535)
$ (168,928)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.32.V12 .................. 5.00 % Quarterly 06/20/24 USD 5,061 $ (442,566) $ (314,275) $ (128,291)
ITRAXX.EUR.CROSSOVER.34.V1 ........ 5.00 Quarterly 12/20/25 EUR 3,447 (506,786) (442,712) (64,074)
$ (949,352) $ (756,987) $ (192,365)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.66% Monthly 12/16/25 MXN 20,073 $ (2,632) $ — $ (2,632)
6 month BUBOR Semi-Annual 1.06% Annual 12/28/25 HUF 262,750 253 — 253
28 day MXIBTIIE Monthly 5.87% Monthly 06/06/30 MXN 3,884 7,830 — 7,830
3 month JIBAR Quarterly 6.75% Quarterly 11/18/30 ZAR 18,337 22,973 — 22,973
28 day MXIBTIIE Monthly 5.52% Monthly 11/25/30 MXN 13,754 6,775 — 6,775
28 day MXIBTIIE Monthly 5.49% Monthly 11/29/30 MXN 22,946 8,768 — 8,768
28 day MXIBTIIE Monthly 5.34% Monthly 12/10/30 MXN 38,775 (10,367) — (10,367)
3 month JIBAR Quarterly 6.64% Quarterly 12/22/30 ZAR 34,111 10,974 — 10,974
6 month PRIBOR Semi-Annual 1.22% Annual 12/28/30 CZK 33,637 (10,748) — (10,748)
0.76% Semi-Annual 6 month GBP LIBOR Semi-Annual 11/10/50 GBP 1,203 (91,621) — (91,621)
0.77% Semi-Annual 6 month GBP LIBOR Semi-Annual 11/10/50 GBP 1,110 (84,915) — (84,915)
6 month EURIBOR Semi-Annual (0.03)% Annual 12/23/50 EUR 1,161 2,382 15,114 (12,732)
$ (140,328) $ 15,114 $ (155,442)

2020
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
i
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.34.V1 ......... 1.00 % Quarterly Bank of America NA 12/20/25 USD 4,402 $ 104,297 $ 141,639 $ (37,342)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Bank of America NA 12/20/25 USD 2,303 54,579 76,381 (21,802)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Bank of America NA 12/20/25 USD 2,201 52,148 72,331 (20,183)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 2,220 52,603 64,861 (12,258)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 2,400 56,869 71,065 (14,196)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 2,400 56,869 71,773 (14,904)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 2,190 51,893 63,407 (11,514)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 1,200 28,434 34,744 (6,310)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 2,390 56,632 68,727 (12,095)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 1,200 28,434 34,626 (6,192)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 2,007 47,550 57,509 (9,959)
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Citibank NA 12/20/25 USD 1,867 44,236 55,646 (11,410)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/25 USD 1,575 (14,972) 13,902 (28,874)
$ – $ – $ –
$ 619,572 $ 826,611 $ (207,039)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly Bank of America NA 12/20/25 CCC+ USD 129 $ (27,598) $ (28,019) $ 421
Argentine Republic (The) 5.00 Quarterly Bank of America NA 12/20/25 CCC+ USD 310 (66,321) (65,888) (433)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 12/20/25 CCC+ USD 440 (94,134) (95,568) 1,434
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 12/20/25 CCC+ USD 580 (124,085) (123,209) (876)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 12/20/25 CCC+ USD 466 (99,776) (108,285) 8,509
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ USD 471 (100,662) (96,633) (4,029)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ USD 620 (132,643) (130,295) (2,348)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ USD 450 (96,273) (89,679) (6,594)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ USD 378 (80,895) (75,355) (5,540)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ USD 450 (96,273) (91,066) (5,207)
$ (918,660) $ (903,997) $ (14,663)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 6.47% At Termination Credit Suisse International 01/04/27 BRL 5,342 $ 9,576 $ — $ 9,576
1 day
BZDIOVER At Termination 6.58% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 7,877 25,652 — 25,652
1 day
BZDIOVER At Termination 6.71% At Termination Bank of America NA 01/04/27 BRL 15,896 76,551 — 76,551
$ 111,779 $ — $ 111,779

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.64
6 month BUBOR ...................................... Budapest Interbank Offered Rate 0.76
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.03
6 month PRIBOR ...................................... Prague Interbank Offered Rate 0.40
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 15,114 $ (756,987) $ 57,573 $ (405,380)
OTC Swaps ................................................................... 826,611 (903,997) 122,143 (232,066)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 1,999,607 $ — $ — $ 1,999,607
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 57,573 — 57,573
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 836,975 — — 111,779 — 948,754
$ — $ 836,975 $ — $ 1,999,607 $ 169,352 $ — $ 3,005,934
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,168,535 — — 2,168,535
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 192,365 — — 213,015 — 405,380
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,136,063 — — — — 1,136,063
$ — $ 1,328,428 $ — $ 2,168,535 $ 213,015 $ — $ 3,709,978
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2020
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (492,018) $ — $ (492,018)
Forward foreign currency exchange contracts .... — — — 1,179,602 — — 1,179,602
Options purchased
(a)
.................... — — — (637,564) — — (637,564)
Swaps .............................. — 963,363 — — 1,326,681 — 2,290,044
$ — $ 963,363 $ — $ 542,038 $ 834,663 $ — $ 2,340,064
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (30,919) — (30,919)
Forward foreign currency exchange contracts .... — — — (79,086) — — (79,086)
Swaps .............................. — 978,562 — — (1,225,798) — (247,236)
$ — $ 978,562 $ — $ (79,086) $ (1,256,717) $ — $ (357,241)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,233,237
Average notional value of contracts — short ................................................................................. 2,179,123
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 190,424,972
Average amounts sold — in USD ........................................................................................ 195,849,336
Options:
Average value of option contracts purchased ................................................................................ 96,489
Credit default swaps:
Average notional value — buy protection ................................................................................... 60,288,819
Average notional value — sell protection ................................................................................... 3,074,875
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 5,011,603
Average notional value — receives fixed rate ................................................................................ 9,823,471
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 1,999,607 $ 2,168,535
Swaps — Centrally cleared ............................................................................. — 11,262
Swaps — OTC
(a)
.................................................................................... 948,754 1,136,063
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,948,361 $ 3,315,860
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (11,262)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,948,361 $ 3,304,598
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 613,172 $ (276,480) $ — $ — $ 336,692
Barclays Bank plc ................................ 679,656 (579,945) — — 99,711
BNP Paribas SA ................................. 384,577 (384,577) — — —
Citibank NA .................................... 130,341 (130,341) — — —
Credit Suisse International .......................... 9,642 (9,642) — — —
Deutsche Bank AG ............................... 303,036 (200,873) — — 102,163
Goldman Sachs International ........................ 78,723 (78,723) — — —
JPMorgan Chase Bank NA .......................... 221,135 (221,135) — — —
Morgan Stanley & Co. International plc .................. 92,492 (80,904) — — 11,588
Natwest Markets plc .............................. 32,091 (26,903) — — 5,188
Royal Bank of Canada ............................. 9,121 (112) — — 9,009
Standard Chartered Bank ........................... 150,103 (23,064) — — 127,039
State Street Bank and Trust Co. ...................... 6,414 (6,414) — — —
Toronto Dominion Bank ............................ 33,430 (17,383) — — 16,047
UBS AG ...................................... 100,280 (100,280) — — —
Westpac Banking Corp. ............................ 104,148 (104,148) — — —
$ 2,948,361 $ (2,240,924) $ — $ — $ 707,437
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 276,480 $ (276,480) $ — $ — $ —
Barclays Bank plc ................................ 579,945 (579,945) — — —
BNP Paribas SA ................................. 550,028 (384,577) — — 165,451
Citibank NA .................................... 298,934 (130,341) — — 168,593
Credit Suisse International .......................... 14,254 (9,642) — — 4,612
Deutsche Bank AG ............................... 200,873 (200,873) — — —
Goldman Sachs International ........................ 130,078 (78,723) — — 51,355
HSBC Bank plc .................................. 190,311 — — — 190,311
JPMorgan Chase Bank NA .......................... 512,878 (221,135) — (291,743) —
Morgan Stanley & Co. International plc .................. 80,904 (80,904) — — —
Natwest Markets plc .............................. 26,903 (26,903) — — —
Royal Bank of Canada ............................. 112 (112) — — —
Societe Generale SA .............................. 25,239 — — — 25,239
Standard Chartered Bank ........................... 23,064 (23,064) — — —
State Street Bank and Trust Co. ...................... 18,994 (6,414) — — 12,580
Toronto Dominion Bank ............................ 17,383 (17,383) — — —
UBS AG ...................................... 159,590 (100,280) — — 59,310
Westpac Banking Corp. ............................ 198,628 (104,148) — — 94,480
$ 3,304,598 $ (2,240,924) $ — $ (291,743) $ 771,931
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 79,602,454 $ — $ 79,602,454
Short-Term Securities ....................................... — 5,660,790 — 5,660,790
$ — $ 85,263,244 $ — $ 85,263,244
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 10,364 $ — $ 10,364
Foreign currency exchange contracts ............................ — 1,999,607 — 1,999,607
Interest rate contracts ....................................... — 169,352 — 169,352
Liabilities:
Credit contracts ........................................... — (424,431) — (424,431)
Foreign currency exchange contracts ............................ — (2,168,535) — (2,168,535)
Interest rate contracts ....................................... — (213,015) — (213,015)
$ — $ (626,658) $ — $ (626,658)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2020
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 12.9%
Canada — 0.0%
Fairstone Financial Issuance Trust I
(a)
:
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 $ 10,550,576
Series 2020-1A, Class B, 3.74%,
10/20/39
(b)
.............. 12,710 9,985,073
Series 2020-1A, Class C, 5.16%,
10/20/39
(b)
.............. 2,125 1,669,416
22,205,065
Cayman Islands — 5.6%
522 Funding CLO Ltd.
(a)(c)
:
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/20/29 ............... USD 1,710 1,708,514
Series 2018-3A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.47%,
10/20/31 ............... 1,130 1,104,404
Series 2019-5A, Class E, (LIBOR
USD 3 Month + 7.34%), 7.58%,
01/15/33 ............... 500 499,107
ACIS CLO Ltd., Series 2014-4A, Class
A, (LIBOR USD 3 Month + 1.42%),
1.63%, 05/01/26
(a)(c)
.......... 775 774,551
Adams Mill CLO Ltd.
(a)(c)
:
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.10%), 1.34%,
07/15/26 ............... 752 751,531
Series 2014-1A, Class A2R, (LIBOR
USD 3 Month + 1.10%), 1.34%,
07/15/26 ............... 3,452 3,452,037
Series 2014-1A, Class C1R, (LIBOR
USD 3 Month + 2.35%), 2.59%,
07/15/26 ............... 1,000 992,453
AGL CLO 7 Ltd.
(a)(c)
:
Series 2020-7A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.65%,
07/15/31 ............... 825 829,221
Series 2020-7A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.73%,
07/15/31 ............... 500 499,462
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.61%, 04/20/32
(a)(c)
.... 4,775 4,789,196
AGL Core CLO 5 Ltd.
(a)(c)
:
Series 2020-5A, Class D, (LIBOR
USD 3 Month + 4.95%), 5.25%,
07/20/30
(b)
.............. 6,390 6,430,257
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.52%), 6.82%,
07/20/30 ............... 2,562 2,562,835
AIMCO CLO, Series 2017-AA, Class
A, (LIBOR USD 3 Month + 1.26%),
1.48%, 07/20/29
(a)(c)
.......... 250 250,055
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 7,900 5,744,019
Allegro CLO I Ltd.
(a)(c)
:
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.86%,
01/30/26 ............... 1,303 1,302,462
Series 2013-1A, Class C, (LIBOR
USD 3 Month + 3.45%), 3.66%,
01/30/26 ............... 9,020 9,019,808
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO II-S Ltd.
(a)(c)
:
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.36%,
10/21/28 ............... USD 2,740 $ 2,713,010
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.21%,
10/21/28 ............... 7,480 7,239,169
Allegro CLO IV Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month +
2.30%), 2.54%, 01/15/30
(a)(c)
.... 7,950 7,778,724
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.35%, 01/17/31
(a)(c)
.... 250 248,358
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 10/15/29
(a)(c)
.......... 12,290 12,305,015
ALM VII Ltd.
(a)(c)
:
Series 2012-7A, Class A1A2,
(LIBOR USD 3 Month + 1.17%),
1.41%, 07/15/29 .......... 9,250 9,223,123
Series 2012-7A, Class A2R2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 07/15/29 .......... 1,000 996,151
Series 2012-7A, Class SUB, 0.00%,
10/15/16 ............... 12,160 3,724,912
ALM XIX Ltd.
(a)(b)(c)
:
Series 2016-19A, Class A1RA,
(LIBOR USD 3 Month + 1.00%),
1.24%, 04/16/29 .......... 3,000 2,986,800
Series 2016-19A, Class A1RB,
(LIBOR USD 3 Month + 1.35%),
1.59%, 04/16/29 .......... 2,000 1,922,400
Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%),
1.69%, 04/16/29 .......... 5,000 4,956,000
ALM XVI Ltd.
(a)(c)
:
Series 2015-16A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.74%, 07/15/27 .......... 8,949 8,854,187
Series 2015-16A, Class BR2,
(LIBOR USD 3 Month + 1.90%),
2.14%, 07/15/27 .......... 4,371 4,322,665
Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%),
2.94%, 07/15/27 .......... 7,500 7,439,866
Series 2015-16A, Class DR2,
(LIBOR USD 3 Month + 5.10%),
5.34%, 07/15/27 .......... 1,160 1,117,496
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.89%, 01/15/28
(a)(c)
.... 1,880 1,863,777
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.46%, 11/02/30
(a)(c)
.... 1,720 1,723,900
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1LR, (LIBOR USD 3 Month +
1.26%), 1.47%, 07/24/29
(a)(c)
.... 2,473 2,468,234
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.21%, 04/13/31
(a)(c)
6,650 6,597,342
Anchorage Capital CLO 3-R Ltd.
(a)(c)
:
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.27%,
01/28/31 ............... 2,950 2,942,742

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.72%,
01/28/31 ............... USD 5,550 $ 5,500,117
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31
(a)(c)
1,500 1,459,174
Anchorage Capital CLO 5-R Ltd.
(a)(c)
:
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.69%,
01/15/30 ............... 15,535 15,215,341
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 2.09%,
01/15/30 ............... 3,700 3,630,897
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR, (LIBOR USD 3
Month + 1.27%), 1.51%, 07/15/30
(a)(c)
5,250 5,252,508
Anchorage Capital CLO 7 Ltd.
(a)(c)
:
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.31%,
01/28/31 ............... 24,610 24,517,127
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.97%,
01/28/31 ............... 8,000 7,892,886
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.42%,
01/28/31 ............... 7,325 7,133,881
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.72%, 01/28/31 .......... 8,610 8,520,580
Anchorage Capital CLO 8 Ltd.
(a)(c)
:
Series 2016-8A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.82%,
07/28/28 ............... 8,855 8,823,110
Series 2016-8A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.32%,
07/28/28 ............... 17,190 16,807,395
Series 2016-8A, Class DR, (LIBOR
USD 3 Month + 3.00%), 3.22%,
07/28/28 ............... 5,650 5,541,675
Series 2016-8A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.97%,
07/28/28 ............... 5,980 5,712,252
Anchorage Capital CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.47%,
10/13/30 ............... 2,910 2,909,995
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.87%,
10/13/30 ............... 3,680 3,614,243
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.37%,
10/13/30 ............... 1,160 1,156,895
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.42%,
10/13/30 ............... 1,333 1,314,899
Anchorage Credit Funding 3 Ltd.
(a)
:
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 6,000,000
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(c)
......... 7,500 7,500,000
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.23%, 04/20/31
(a)(c)
... 4,630 4,600,824
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.36%, 10/22/30
(a)(c)
.... 540 536,743
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXI, Series 2015-21A,
Class CR, (LIBOR USD 3 Month +
2.45%), 2.67%, 07/18/27
(a)(c)
.... USD 500 $ 481,460
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.46%, 07/25/30
(a)(c)
.... 1,860 1,651,533
Apidos CLO XXXI, Series 2019-31A,
Class B, (LIBOR USD 3 Month +
1.90%), 2.14%, 04/15/31
(a)(c)
.... 1,000 1,003,439
Apidos CLO XXXIV, Series 2020-34A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.49%, 01/20/33
(a)(c)
.... 2,110 2,089,404
Apres Static CLO 2 Ltd., Series 2020-
1A, Class C, (LIBOR USD 3 Month +
4.30%), 4.54%, 04/15/28
(a)(c)
.... 1,500 1,501,573
Apres Static CLO Ltd.
(a)(c)
:
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 3.44%,
10/15/28 ............... 250 249,572
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 6.62%,
10/15/28 ............... 9,150 9,171,787
Arbor Realty CLO Ltd., Series 2017-
FL3, Class A, (LIBOR USD 1 Month
+ 0.99%), 1.15%, 12/15/27
(a)(c)
... 9,731 9,676,749
Ares LV CLO Ltd.
(a)(c)
:
Series 2020-55A, Class D, (LIBOR
USD 3 Month + 4.83%), 5.07%,
04/15/31 ............... 5,000 4,999,602
Series 2020-55A, Class E, (LIBOR
USD 3 Month + 6.20%), 6.44%,
04/15/31 ............... 5,000 4,844,277
Ares LVII CLO Ltd., Series 2020-57A,
Class D, (LIBOR USD 3 Month +
4.35%), 4.59%, 10/25/31
(a)(c)
.... 3,000 2,999,839
Ares XLI CLO Ltd., Series 2016-41A,
Class D, (LIBOR USD 3 Month +
4.20%), 4.44%, 01/15/29
(a)(c)
.... 1,400 1,379,097
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.29%, 10/15/30
(a)(c)
.... 1,125 1,083,894
Ares XXIX CLO Ltd., Series 2014-1A,
Class BR, (LIBOR USD 3 Month +
2.30%), 2.52%, 04/17/26
(a)(c)
.... 4,700 4,661,616
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.41%, 10/15/30
(a)(c)
.... 1,500 1,493,600
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(c)
.......... 13,300 252,700
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.87%, 04/22/27
(a)(c)
.......... 4,365 4,251,311
Avery Point IV CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.10%), 1.31%,
04/25/26 ............... 1,697 1,696,190
Series 2014-1A, Class D, (LIBOR
USD 3 Month + 3.50%), 3.71%,
04/25/26 ............... 3,750 3,741,975
Avery Point V CLO Ltd.
(a)(c)
:
Series 2014-5A, Class AR, (LIBOR
USD 3 Month + 0.98%), 1.20%,
07/17/26 ............... 2,063 2,062,534
Series 2014-5A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.72%,
07/17/26 ............... 1,730 1,720,999

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Avery Point VI CLO Ltd., Series 2015-
6A, Class BR, (LIBOR USD 3 Month
+ 1.50%), 1.72%, 08/05/27
(a)(c)
... USD 9,070 $ 9,025,332
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.62%, 01/20/31
(a)(c)
.... 250 245,147
Bain Capital Credit CLO Ltd.
(a)(c)
:
Series 2016-2A, Class AR, (LIBOR
USD 3 Month + 1.14%), 1.38%,
01/15/29 ............... 3,988 3,977,584
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.80%), 2.04%,
01/15/29 ............... 2,650 2,644,491
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.30%,
07/19/31 ............... 5,210 5,163,134
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.81%), 5.03%,
07/21/31
(b)
.............. 625 628,313
Ballyrock CLO Ltd.
(a)(c)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.35%), 1.59%,
10/15/28 ............... 25,250 25,249,945
Series 2016-1A, Class B1R, (LIBOR
USD 3 Month + 1.65%), 1.89%,
10/15/28 ............... 18,000 17,725,534
Series 2016-1A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.64%,
10/15/28 ............... 5,750 5,640,833
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.50%), 3.74%,
10/15/28 ............... 9,050 9,103,878
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.17%, 07/20/29
(a)(c)
.... 2,210 2,201,984
Battalion CLO VII Ltd.
(a)(c)
:
Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.04%),
1.26%, 07/17/28 .......... 1,706 1,702,243
Series 2014-7A, Class BRR, (LIBOR
USD 3 Month + 2.50%), 2.72%,
07/17/28 ............... 11,862 11,694,376
Battalion CLO VIII Ltd.
(a)(c)
:
Series 2015-8A, Class A1R2,
(LIBOR USD 3 Month + 1.07%),
1.29%, 07/18/30 .......... 7,500 7,457,263
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.77%, 07/18/30 .......... 11,000 10,706,979
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.22%,
07/18/30 ............... 8,500 8,317,139
Battalion CLO X Ltd.
(a)(c)
:
Series 2016-10A, Class A1R,
(LIBOR USD 3 Month + 1.25%),
1.46%, 01/24/29 .......... 38,050 38,030,975
Series 2016-10A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
2.01%, 01/24/29 .......... 22,300 22,305,510
Series 2016-10A, Class CR, (LIBOR
USD 3 Month + 3.45%), 3.66%,
01/24/29 ............... 5,000 4,978,195
Series 2016-10A, Class DR, (LIBOR
USD 3 Month + 6.65%), 6.86%,
01/24/29 ............... 2,500 2,385,300
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Battalion CLO XI Ltd., Series 2017-11A,
Class E, (LIBOR USD 3 Month +
5.98%), 6.19%, 10/24/29
(a)(c)
.... USD 2,420 $ 2,342,412
BDS Ltd., Series 2019-FL3, Class A,
(LIBOR USD 1 Month + 1.40%),
1.55%, 12/15/35
(a)(c)
.......... 12,520 12,482,313
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.97%, 04/20/31
(a)(c)
.... 370 336,756
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.99%,
07/15/29
(a)(c)
............... 19,635 19,634,931
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.47%,
07/20/29
(a)(c)
............... 250 249,705
Benefit Street Partners CLO IV Ltd.
(a)(c)
:
Series 2014-IVA, Class A1RR,
(LIBOR USD 3 Month + 1.25%),
1.47%, 01/20/29 .......... 25,180 25,188,604
Series 2014-IVA, Class A2RR,
(LIBOR USD 3 Month + 1.75%),
1.97%, 01/20/29 .......... 2,500 2,477,100
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.31%, 04/20/31
(a)(c)
.......... 300 297,156
Benefit Street Partners CLO VI Ltd.
(a)(c)
:
Series 2015-VIA, Class A2R, (LIBOR
USD 3 Month + 1.72%), 1.94%,
10/18/29 ............... 3,868 3,819,617
Series 2015-VIA, Class BR, (LIBOR
USD 3 Month + 2.40%), 2.62%,
10/18/29 ............... 2,750 2,706,730
Benefit Street Partners CLO VII Ltd.
(a)(c)
:
Series 2015-VIIA, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.62%,
07/18/27 ............... 300 293,712
Series 2015-VIIA, Class D, (LIBOR
USD 3 Month + 5.35%), 5.57%,
07/18/27 ............... 7,930 7,571,286
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.32%, 01/20/31
(a)(c)
.......... 3,640 3,622,021
Benefit Street Partners CLO X Ltd.
(a)(c)
:
Series 2016-10A, Class A1R,
(LIBOR USD 3 Month + 1.14%),
1.38%, 01/15/29 .......... 1,000 996,014
Series 2016-10A, Class A2R,
(LIBOR USD 3 Month + 1.75%),
1.99%, 01/15/29 .......... 1,850 1,831,460
Series 2016-10A, Class BR, (LIBOR
USD 3 Month + 2.40%), 2.64%,
01/15/29 ............... 4,500 4,400,294
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class E, (LIBOR
USD 3 Month + 6.90%), 7.14%,
10/15/32
(a)(c)
............... 2,750 2,742,299
Benefit Street Partners CLO XX Ltd.
(a)(c)
:
Series 2020-20A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.49%,
07/15/31 ............... 3,750 3,765,995

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.72%,
07/15/31 ............... USD 625 $ 625,239
Birch Grove CLO Ltd.
(a)(c)
:
Series 19A, Class C, (LIBOR USD 3
Month + 2.95%), 3.17%, 06/15/31 1,500 1,489,640
Series 19A, Class D, (LIBOR USD 3
Month + 3.90%), 4.12%, 06/15/31 1,945 1,948,827
BlueMountain CLO Ltd.
(a)(c)
:
Series 2015-1A, Class C, (LIBOR
USD 3 Month + 3.75%), 3.97%,
04/13/27 ............... 2,670 2,576,105
Series 2015-1A, Class D, (LIBOR
USD 3 Month + 5.45%), 5.67%,
04/13/27 ............... 3,611 3,557,545
Series 2016-2A, Class C1R, (LIBOR
USD 3 Month + 4.00%), 4.22%,
08/20/32 ............... 250 247,874
BlueMountain CLO XXIV Ltd.
(a)(c)
:
Series 2019-24A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.92%,
04/20/31 ............... 700 703,036
Series 2019-24A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.12%,
04/20/31 ............... 500 500,541
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class E, (LIBOR USD 3
Month + 7.73%), 8.04%, 07/25/31
(a)(c)
1,750 1,797,494
BlueMountain CLO XXV Ltd., Series
2019-25A, Class E, (LIBOR USD 3
Month + 6.70%), 6.94%, 07/15/32
(a)(c)
2,000 1,962,408
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class E, (LIBOR USD 3
Month + 7.70%), 7.92%, 10/20/32
(a)(c)
1,250 1,253,545
BlueMountain CLO XXX Ltd.
(a)(c)
:
Series 2020-30A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.06%,
01/15/33 ............... 2,000 1,999,956
Series 2020-30A, Class E, (LIBOR
USD 3 Month + 7.73%), 7.89%,
01/15/33 ............... 450 449,964
Brookside Mill CLO Ltd.
(a)(c)
:
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.57%,
01/17/28 ............... 1,000 993,148
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.87%,
01/17/28 ............... 500 476,217
Buckhorn Park CLO Ltd., Series 2019-
1A, Class D, (LIBOR USD 3 Month +
3.75%), 3.97%, 01/18/31
(a)(c)
.... 250 250,045
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.37%, 10/20/29
(a)(c)
... 14,250 14,180,394
California Street CLO XII Ltd., Series
2013-12A, Class AR, (LIBOR USD 3
Month + 1.03%), 1.27%, 10/15/25
(a)(c)
339 339,022
Canyon CLO Ltd., Series 2020-1A,
Class D, (LIBOR USD 3 Month +
2.95%), 3.17%, 07/15/28
(a)(c)
.... 4,300 4,328,036
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
:
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.27%, 07/27/31 .......... 1,527 1,519,850
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 2.25%), 2.47%,
04/27/27 ............... USD 750 $ 724,288
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 4.35%), 4.57%,
04/27/27 ............... 1,250 1,180,538
Series 2015-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 1.82%,
07/28/28 ............... 7,120 7,092,876
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.72%, 07/20/32 .......... 785 707,739
Carlyle US CLO Ltd.
(a)(c)
:
Series 2019-2A, Class A1, (LIBOR
USD 3 Month + 1.28%), 1.52%,
07/15/32 ............... 3,000 2,991,082
Series 2020-1A, Class C1, (LIBOR
USD 3 Month + 4.00%), 4.19%,
07/20/31 ............... 750 753,293
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 7.79%), 7.98%,
07/20/31 ............... 1,500 1,486,146
CarVal CLO II Ltd.
(a)(c)
:
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.47%,
04/20/32 ............... 713 713,210
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.37%,
04/20/32 ............... 10,900 10,954,112
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.97%,
04/20/32 ............... 3,750 3,680,211
CarVal CLO III Ltd.
(a)(c)
:
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.70%), 3.92%,
07/20/32 ............... 2,500 2,497,741
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.44%), 6.66%,
07/20/32 ............... 2,000 1,957,944
CarVal CLO Ltd.
(a)(c)
:
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.12%,
07/16/31 ............... 1,000 972,140
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 6.00%,
07/16/31 ............... 2,710 2,330,692
CBAM Ltd.
(a)(c)
:
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.47%,
07/20/30 ............... 6,700 6,704,043
Series 2017-2A, Class B1, (LIBOR
USD 3 Month + 1.75%), 1.97%,
10/17/29 ............... 2,595 2,554,538
Series 2017-3A, Class B1, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/17/29 ............... 450 443,331
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.34%,
01/15/31 ............... 3,000 2,996,229
CDO Repack SPC Ltd., Series 2006-
CLF1, Class D1, 7.11%, 05/20/30
(a)
793 822,940
Cedar Funding II CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.46%,
06/09/30 ............... 1,734 1,732,321

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.98%,
06/09/30 ............... USD 2,430 $ 2,419,106
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.83%,
06/09/30 ............... 500 496,933
Cedar Funding IV CLO Ltd., Series
2014-4A, Class AR, (LIBOR USD 3
Month + 1.23%), 1.44%, 07/23/30
(a)(c)
1,500 1,500,652
Cedar Funding IX CLO Ltd., Series
2018-9A, Class E, (LIBOR USD 3
Month + 5.35%), 5.57%, 04/20/31
(a)(c)
1,670 1,512,220
Cedar Funding VI CLO Ltd., Series
2016-6A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.22%, 10/20/28
(a)(c)
3,800 3,659,911
Cedar Funding VII CLO Ltd., Series
2018-7A, Class E, (LIBOR USD 3
Month + 4.55%), 4.77%, 01/20/31
(a)(c)
2,963 2,446,932
Cedar Funding VIII CLO Ltd.
(a)(c)
:
Series 2017-8A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.47%,
10/17/30 ............... 30,739 30,843,832
Series 2017-8A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/17/30 ............... 1,920 1,881,376
Series 2017-8A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.47%,
10/17/30 ............... 250 248,307
Series 2017-8A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.47%,
10/17/30 ............... 250 246,426
Cent CLO 19 Ltd., Series 2013-19A,
Class C, (LIBOR USD 3 Month +
3.30%), 3.51%, 10/29/25
(a)(c)
.... 450 433,335
CIFC Funding Ltd.
(a)(c)
:
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.47%,
01/20/28 ............... 250 247,621
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.98%,
07/16/30 ............... 500 498,040
Series 2013-2A, Class A1LR,
(LIBOR USD 3 Month + 1.21%),
1.43%, 10/18/30 .......... 10,950 10,949,976
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.32%, 01/18/31 .......... 630 625,829
Series 2014-4RA, Class A1A,
(LIBOR USD 3 Month + 1.13%),
1.35%, 10/17/30 .......... 3,650 3,643,754
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.25%,
04/15/30
(b)
.............. 1,330 1,318,695
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.24%,
04/15/30 ............... 5,750 5,530,784
Series 2015-4A, Class A1R, (LIBOR
USD 3 Month + 1.15%), 1.37%,
10/20/27 ............... 1,000 997,540
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.91%,
04/23/29 ............... 2,870 2,848,449
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.66%,
04/23/29 ............... 9,270 9,219,268
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 3.07%,
11/16/30 ............... USD 800 $ 766,836
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.32%,
07/15/32 ............... 1,000 1,004,586
Clear Creek CLO
(a)(c)
:
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.17%,
10/20/30 ............... 1,400 1,366,244
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.52%,
10/20/30 ............... 1,375 1,283,384
Crown City CLO I, Series 2020-1A,
Class D, (LIBOR USD 3 Month +
7.88%), 8.19%, 07/20/30
(a)(c)
.... 625 628,887
Cumberland Park CLO Ltd.
(a)(c)
:
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 1.80%), 2.02%,
07/20/28 ............... 1,470 1,440,211
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.92%,
07/20/28 ............... 500 489,016
Cutwater Ltd., Series 2014-1A, Class
A1AR, (LIBOR USD 3 Month +
1.25%), 1.49%, 07/15/26
(a)(c)
.... 1,764 1,763,383
Deer Creek CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.40%,
10/20/30 ............... 3,000 2,993,154
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.17%,
10/20/30 ............... 900 877,446
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.57%,
10/20/30 ............... 500 469,133
Dryden 77 CLO Ltd., Series 2020-77A,
Class D1, (LIBOR USD 3 Month +
5.14%), 5.36%, 05/20/31
(a)(c)
.... 750 755,417
Dryden 85 CLO Ltd., Series 2020-85A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.11%, 10/15/32
(a)(c)
.... 700 702,248
Dryden XXV Senior Loan Fund, Series
2012-25A, Class CRR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
10/15/27
(a)(c)
............... 1,500 1,470,053
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.42%, 08/15/30
(a)(c)
.......... 23,925 23,821,297
Eaton Vance CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1RR,
(LIBOR USD 3 Month + 1.16%),
1.40%, 01/15/28 .......... 10,150 10,143,098
Series 2013-1A, Class BRR, (LIBOR
USD 3 Month + 2.80%), 3.04%,
01/15/28 ............... 6,250 6,220,760
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 2.44%,
10/15/30 ............... 1,000 958,434
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.99%,
04/15/31 ............... 1,400 1,400,029
Elevation CLO Ltd., Series 2018-10A,
Class B, (LIBOR USD 3 Month +
1.90%), 2.12%, 10/20/31
(a)(c)
.... 2,773 2,753,787

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elm CLO Ltd.
(a)(c)
:
Series 2014-1A, Class ARR, (LIBOR
USD 3 Month + 1.17%), 1.39%,
01/17/29 ............... USD 11,970 $ 11,967,826
Series 2014-1A, Class BRR, (LIBOR
USD 3 Month + 1.75%), 1.97%,
01/17/29 ............... 1,000 998,138
Elmwood CLO I Ltd.
(a)(c)
:
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 4.62%,
10/20/33 ............... 6,750 6,858,150
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 7.93%,
10/20/33 ............... 2,625 2,578,273
Elmwood CLO II Ltd.
(a)(c)
:
Series 2019-2A, Class A, (LIBOR
USD 3 Month + 1.45%), 1.67%,
04/20/31 ............... 500 500,552
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 2.90%), 3.12%,
04/20/31 ............... 750 751,281
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.95%), 4.17%,
04/20/31 ............... 1,450 1,452,186
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.80%), 7.02%,
04/20/31 ............... 16,725 16,725,042
Elmwood CLO III Ltd.
(a)(c)
:
Series 2019-3A, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.61%,
10/15/32 ............... 8,250 8,266,430
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 3.85%), 4.09%,
10/15/32 ............... 250 249,996
Series 2019-3A, Class E, (LIBOR
USD 3 Month + 7.00%), 7.24%,
10/15/32 ............... 7,200 7,169,141
Elmwood CLO V Ltd., Series 2020-2A,
Class E, (LIBOR USD 3 Month +
7.06%), 7.33%, 07/24/31
(a)(c)
.... 3,750 3,706,582
Elmwood CLO VI Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.60%), 7.84%, 10/15/31
(a)(b)(c)
... 4,000 4,016,800
Flatiron CLO Ltd.
(a)(c)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.89%), 1.13%,
04/15/27 ............... 2,802 2,801,235
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.14%,
04/15/27 ............... 3,025 2,967,938
Galaxy XV CLO Ltd., Series 2013-15A,
Class AR, (LIBOR USD 3 Month +
1.20%), 1.44%, 10/15/30
(a)(c)
.... 1,795 1,798,572
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class A, (LIBOR USD 3 Month
+ 1.28%), 1.49%, 04/24/29
(a)(c)
... 550 550,793
Galaxy XXIX CLO Ltd.
(a)(c)
:
Series 2018-29A, Class B, (LIBOR
USD 3 Month + 1.40%), 1.62%,
11/15/26 ............... 250 248,099
Series 2018-29A, Class C, (LIBOR
USD 3 Month + 1.68%), 1.90%,
11/15/26 ............... 4,650 4,596,754
Series 2018-29A, Class D, (LIBOR
USD 3 Month + 2.40%), 2.62%,
11/15/26 ............... 6,420 6,265,063
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gilbert Park CLO Ltd.
(a)(c)
:
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.19%,
10/15/30 ............... USD 6,910 $ 6,818,228
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.19%,
10/15/30 ............... 5,723 5,669,328
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
A, (LIBOR USD 3 Month + 1.30%),
1.52%, 10/20/32
(a)(c)
.......... 250 250,245
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.12%, 01/20/33
(a)(c)
.......... 750 750,705
GoldenTree Loan Management US
Clo 7 Ltd., Series 2020-7A, Class
E, (LIBOR USD 3 Month + 5.50%),
5.72%, 04/20/31
(a)(c)
.......... 250 236,847
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.32%,
10/29/29
(a)(c)
............... 6,130 6,124,124
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.29%, 01/18/31
(a)(c)
.......... 4,095 4,066,941
GoldentTree Loan Management US
CLO 1 Ltd.
(a)(c)
:
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.07%,
04/20/29 ............... 4,420 4,336,465
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.87%,
04/20/29 ............... 990 943,571
Gracie Point International Funding,
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 2.53%,
05/02/23
(a)(c)
............... 15,000 14,998,934
Grippen Park CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.26%), 1.48%, 01/20/30
(a)(c)
.... 1,255 1,254,997
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33
(a)(c)
2,000 2,000,356
Gulf Stream Meridian 2 Ltd., Series
2020-IIA, Class C, (LIBOR USD 3
Month + 4.85%), 5.09%, 10/15/29
(a)(c)
1,250 1,261,389
Halcyon Loan Advisors Funding Ltd.
(a)(c)
:
Series 2013-2A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.91%,
08/01/25 ............... 250 249,683
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/22/25 ............... 2,220 2,214,921
Highbridge Loan Management Ltd.
(a)(c)
:
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.47%,
07/18/31 ............... 930 929,998
Series 12A-18, Class D, (LIBOR
USD 3 Month + 5.15%), 5.37%,
07/18/31 ............... 1,860 1,655,079
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.40%,
03/15/27 ............... 580 574,980

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 1.92%,
03/15/27 ............... USD 1,670 $ 1,647,308
HPS Loan Management Ltd.
(a)(c)
:
Series 14A-19, Class A1, (LIBOR
USD 3 Month + 1.27%), 1.48%,
07/25/30 ............... 1,000 1,000,000
Series 6A-2015, Class A1R, (LIBOR
USD 3 Month + 1.00%), 1.22%,
02/05/31 ............... 5,358 5,331,857
Jamestown CLO IX Ltd., Series 2016-
9A, Class BR, (LIBOR USD 3 Month
+ 2.65%), 2.87%, 10/20/28
(a)(c)
... 2,250 2,233,161
Kayne CLO 6 Ltd., Series 2019-6A,
Class E, (LIBOR USD 3 Month +
7.53%), 7.75%, 01/20/33
(a)(c)
.... 2,250 2,273,780
Kayne CLO 9 Ltd., Series 2020-9A,
Class E, (LIBOR USD 3 Month +
7.59%), 7.83%, 01/15/34
(a)(c)
.... 3,000 2,999,601
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.26%, 07/20/31
(a)(c)
.......... 750 748,014
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.77%, 10/20/27
(a)(c)
.......... 2,000 1,993,979
LCM XXIV Ltd., Series 24A, Class A,
(LIBOR USD 3 Month + 1.31%),
1.53%, 03/20/30
(a)(c)
.......... 1,350 1,349,996
Limerock CLO III LLC
(a)(c)
:
Series 2014-3A, Class A1R, (LIBOR
USD 3 Month + 1.20%), 1.42%,
10/20/26 ............... 1,366 1,365,704
Series 2014-3A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.82%,
10/20/26 ............... 8,490 8,451,452
LoanCore Issuer Ltd., Series 2018-
CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.29%, 05/15/28
(a)(c)
3,749 3,745,455
Loanpal Solar Loan Ltd., Series 2021-
1GS, Class A, 2.29%, 01/20/48
(a)
. 13,500 13,594,613
Madison Park Funding X Ltd.
(a)(c)
:
Series 2012-10A, Class AR2,
(LIBOR USD 3 Month + 1.22%),
1.44%, 01/20/29 .......... 9,500 9,482,808
Series 2012-10A, Class BR2,
(LIBOR USD 3 Month + 1.80%),
2.02%, 01/20/29 .......... 26,850 26,849,879
Series 2012-10A, Class CR2,
(LIBOR USD 3 Month + 2.35%),
2.57%, 01/20/29 .......... 32,060 31,894,833
Series 2012-10A, Class DR2,
(LIBOR USD 3 Month + 3.25%),
3.47%, 01/20/29 .......... 1,600 1,583,999
Madison Park Funding XI Ltd., Series
2013-11A, Class AR, (LIBOR USD 3
Month + 1.16%), 1.37%, 07/23/29
(a)(c)
10,237 10,225,714
Madison Park Funding XIX Ltd.
(a)(c)
:
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.14%, 01/22/28 .......... 2,000 1,998,099
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.72%, 01/22/28 .......... 5,000 4,971,501
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XLV Ltd.
(a)(c)
:
Series 2020-45A, Class E, (LIBOR
USD 3 Month + 7.40%), 7.67%,
07/15/31
(b)
.............. USD 800 $ 795,200
Series 2020-45A, Class SUB,
(LIBOR USD 3 Month + 0.00%),
0.00%, 07/15/31 .......... 2,000 1,865,280
Madison Park Funding XV Ltd., Series
2014-15A, Class CR, (LIBOR USD 3
Month + 3.45%), 3.67%, 01/27/26
(a)(c)
1,160 1,155,699
Madison Park Funding XVI Ltd.
(a)(c)
:
Series 2015-16A, Class A1R,
(LIBOR USD 3 Month + 1.33%),
1.55%, 04/20/26 .......... 2,255 2,253,311
Series 2015-16A, Class A2R,
(LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/26 .......... 500 499,517
Series 2015-16A, Class C, (LIBOR
USD 3 Month + 3.70%), 3.92%,
04/20/26 ............... 2,050 2,036,646
Series 2015-16A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.72%,
04/20/26 ............... 4,030 3,754,751
Madison Park Funding XVIII Ltd., Series
2015-18A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.40%,
10/21/30
(a)(c)
............... 18,320 18,256,452
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.50%,
01/15/33
(a)(c)
............... 1,750 1,743,438
Madison Park Funding XXIII Ltd., Series
2017-23A, Class A, (LIBOR USD 3
Month + 1.21%), 1.43%, 07/27/30
(a)(c)
4,500 4,493,345
Madison Park Funding XXX Ltd.
(c)
:
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.19%,
04/15/29
(a)
.............. 2,050 1,705,648
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.19%,
04/15/29 ............... 1,000 832,023
Madison Park Funding XXXII Ltd.,
Series 2018-32A, Class E, (LIBOR
USD 3 Month + 7.10%), 7.32%,
01/22/31
(a)(c)
............... 800 799,192
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class SUB,
0.00%, 04/25/48
(a)(c)
.......... 8,550 5,965,916
Marathon CLO VII Ltd., Series 2014-7A,
Class A1R, (LIBOR USD 3 Month +
1.32%), 1.54%, 10/28/25
(a)(c)
.... 176 176,097
Mariner CLO LLC
(a)(b)(c)
:
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.71%,
07/23/29 ............... 5,000 4,948,500
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.26%,
07/23/29 ............... 23,000 22,763,100
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.11%,
07/23/29 ............... 3,750 3,626,625
Mariner CLO Ltd., Series 2017-4A,
Class A, (LIBOR USD 3 Month +
1.21%), 1.42%, 10/26/29
(a)(c)
.... 2,310 2,307,748

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Mountain Hawk II CLO Ltd., Series
2013-2A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/20/24
(a)(c)
USD 3,259 $ 3,257,221
Mountain Hawk III CLO Ltd., Series
2014-3A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.42%, 04/18/25
(a)(c)
6,290 6,288,354
MP CLO VII Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.60%), 1.82%, 10/18/28
(a)(c)
.... 500 489,815
MP CLO VIII Ltd., Series 2015-2A,
Class BR, (LIBOR USD 3 Month +
1.42%), 1.64%, 10/28/27
(a)(c)
.... 11,750 11,488,537
Neuberger Berman CLO XVII Ltd.
(a)(c)
:
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.22%, 04/22/29 .......... 5,350 5,295,099
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
3.02%, 04/22/29 .......... 1,500 1,465,527
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class D, (LIBOR
USD 3 Month + 2.50%), 2.74%,
01/15/28
(a)(c)
............... 1,650 1,608,322
Neuberger Berman CLO XX Ltd.
(a)(c)
:
Series 2015-20A, Class BR, (LIBOR
USD 3 Month + 1.25%), 1.49%,
01/15/28 ............... 500 491,458
Series 2015-20A, Class DR, (LIBOR
USD 3 Month + 2.40%), 2.64%,
01/15/28 ............... 1,750 1,704,238
Series 2015-20A, Class ER, (LIBOR
USD 3 Month + 5.00%), 5.24%,
01/15/28 ............... 3,663 3,434,884
Neuberger Berman CLO XXIII Ltd.,
Series 2016-23A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.77%,
10/17/27
(a)(c)
............... 500 497,588
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class A,
(LIBOR USD 3 Month + 1.17%),
1.39%, 10/18/30
(a)(c)
.......... 9,050 9,012,960
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class E,
(LIBOR USD 3 Month + 7.05%),
7.27%, 07/20/31
(a)(c)
.......... 250 252,536
Northwoods Capital 20 Ltd., Series
2019-20A, Class D, (LIBOR USD 3
Month + 4.25%), 4.46%, 01/25/30
(a)(c)
1,000 1,000,231
Oaktree CLO, Series 2014-1A, Class
A2R, (LIBOR USD 3 Month +
1.85%), 2.07%, 05/13/29
(a)(c)
.... 250 245,812
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.42%, 10/20/27
(a)(c)
.... 2,000 1,655,990
Oaktree EIF III Series I Ltd., Series
2016-IIIA, Class B, (LIBOR USD 3
Month + 2.00%), 2.22%, 10/20/27
(a)(c)
750 748,619
Ocean Beach Spc, Series 2020-1I,
Class A, 4.00%, 09/26/22 ...... 17,144 17,168,658
OCP CLO 2020-8R Ltd., Series 2020-
8RA, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 01/17/32
(a)(c)
6,150 6,150,000
OCP CLO Ltd.
(a)
:
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.66%, 04/24/29
(c)
......... 5,250 5,135,340
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.11%,
04/24/29
(c)
.............. USD 19,500 $ 18,683,161
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.21%,
04/24/29
(c)
.............. 12,000 11,618,994
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.29%,
04/26/31
(c)
.............. 1,410 1,406,503
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.87%, 07/20/29
(c)
......... 1,350 1,329,495
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,864,470
Series 2015-8A, Class A1R, (LIBOR
USD 3 Month + 0.85%), 1.07%,
04/17/27
(c)
.............. 1,274 1,272,184
Series 2015-8A, Class BR, (LIBOR
USD 3 Month + 1.85%), 2.07%,
04/17/27
(c)
.............. 4,625 4,609,719
Series 2015-9A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.99%,
07/15/27
(c)
.............. 7,920 7,813,876
Series 2015-10A, Class BR, (LIBOR
USD 3 Month + 1.85%), 2.06%,
10/26/27
(c)
.............. 1,750 1,737,903
Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%),
1.34%, 10/18/28
(c)
......... 11,043 11,010,061
Series 2016-12A, Class A2R,
(LIBOR USD 3 Month + 1.60%),
1.82%, 10/18/28
(c)
......... 1,500 1,501,607
Series 2016-12A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.22%,
10/18/28
(c)
.............. 4,360 4,266,577
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/30
(c)
......... 750 749,997
Series 2017-13A, Class D, (LIBOR
USD 3 Month + 6.63%), 6.87%,
07/15/30
(c)
.............. 3,080 3,080,039
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.17%,
11/20/30
(c)
.............. 1,200 1,182,961
Series 2019-16A, Class E, (LIBOR
USD 3 Month + 6.62%), 6.84%,
01/20/32
(c)
.............. 1,000 966,634
Series 2020-18A, Class D, (LIBOR
USD 3 Month + 4.33%), 4.55%,
04/20/30
(c)
.............. 1,250 1,253,838
Series 2020-18A, Class E, (LIBOR
USD 3 Month + 8.00%), 8.22%,
04/20/30
(c)
.............. 1,875 1,877,791
Series 2020-19A, Class E, (LIBOR
USD 3 Month + 6.11%), 6.43%,
07/20/31
(c)
.............. 1,175 1,175,040
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.18%,
10/09/33
(c)
.............. 2,500 2,522,237
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 7.89%,
10/09/33
(c)
.............. 1,500 1,499,946
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.19%, 04/16/31
(a)(c)
.......... 276 274,626

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.42%,
03/17/30
(a)(c)
............... USD 500 $ 478,756
Octagon Investment Partners 46 Ltd.
(a)
(c)
:
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.60%), 4.85%,
07/15/33 ............... 2,750 2,767,253
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.86%), 8.11%,
07/15/33 ............... 1,000 1,001,739
Octagon Investment Partners 47 Ltd.,
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 6.42%), 6.64%,
04/20/31
(a)(c)
............... 800 800,007
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
07/15/27
(a)(c)
............... 3,770 3,693,802
OFSI Fund VI Ltd.
(a)(c)
:
Series 2014-6A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.74%,
03/20/25 ............... 3,710 3,708,005
Series 2014-6A, Class CR, (LIBOR
USD 3 Month + 2.50%), 2.74%,
03/20/25 ............... 7,830 7,789,543
OHA Credit Funding 3 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 07/20/32
(a)(c)
250 249,011
OHA Credit Partners VII Ltd.
(a)(c)
:
Series 2012-7A, Class CR, (LIBOR
USD 3 Month + 2.70%), 2.92%,
11/20/27 ............... 850 852,860
Series 2012-7A, Class DR, (LIBOR
USD 3 Month + 4.20%), 4.42%,
11/20/27 ............... 3,520 3,500,626
OHA Credit Partners XIII Ltd., Series
2016-13A, Class E, (LIBOR USD 3
Month + 7.15%), 7.36%, 01/21/30
(a)(c)
740 740,234
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.25%, 05/23/31
(a)(c)
... 11,402 11,284,584
OZLM Funding III Ltd., Series 2013-3A,
Class BRR, (LIBOR USD 3 Month +
2.70%), 2.92%, 01/22/29
(a)(c)
.... 19,875 19,768,550
OZLM Funding IV Ltd., Series 2013-4A,
Class A2R, (LIBOR USD 3 Month +
1.70%), 1.92%, 10/22/30
(a)(c)
.... 960 952,751
OZLM Funding Ltd.
(a)(c)
:
Series 2012-1A, Class A1R2,
(LIBOR USD 3 Month + 1.23%),
1.45%, 07/22/29 .......... 494 493,711
Series 2012-1A, Class A2R2,
(LIBOR USD 3 Month + 1.85%),
2.07%, 07/22/29 .......... 625 621,892
OZLM VI Ltd.
(a)(c)
:
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
1.97%, 04/17/31 .......... 300 299,212
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 536,472
OZLM VIII Ltd.
(a)(c)
:
Series 2014-8A, Class A2RR,
(LIBOR USD 3 Month + 1.80%),
2.02%, 10/17/29 .......... 3,815 3,791,909
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.37%,
10/17/29 ............... USD 1,835 $ 1,786,921
OZLM XIV Ltd.
(a)(c)
:
Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%),
1.94%, 01/15/29 .......... 8,000 7,908,477
Series 2015-14A, Class B1R,
(LIBOR USD 3 Month + 2.10%),
2.34%, 01/15/29 .......... 8,870 8,590,508
Series 2015-14A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.24%,
01/15/29 ............... 9,535 9,246,166
OZLM XIX Ltd., Series 2017-19A, Class
A2, (LIBOR USD 3 Month + 1.61%),
1.85%, 11/22/30
(a)(c)
.......... 7,135 7,043,780
OZLM XVIII Ltd., Series 2018-18A,
Class A, (LIBOR USD 3 Month +
1.02%), 1.26%, 04/15/31
(a)(c)
.... 892 883,126
Palmer Square CLO Ltd.
(a)(c)
:
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.35%, 01/17/31 .......... 1,670 1,660,421
Series 2015-1A, Class A1R2,
(LIBOR USD 3 Month + 1.22%),
1.43%, 05/21/29 .......... 8,250 8,244,831
Series 2015-1A, Class A1R3,
(LIBOR USD 3 Month + 1.00%),
1.24%, 05/21/29 .......... 8,250 8,250,000
Series 2015-1A, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.86%, 05/21/29 .......... 1,000 993,673
Series 2015-1A, Class A2R3,
(LIBOR USD 3 Month + 1.40%),
1.64%, 05/21/29 .......... 1,000 1,000,000
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 5.97%,
07/20/30 ............... 3,500 3,421,300
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.25%,
04/18/31 ............... 5,910 5,863,907
Series 2018-3A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.57%,
08/15/26 ............... 10,427 10,355,042
Series 2018-3A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.62%,
08/15/26 ............... 2,000 1,837,480
Palmer Square Loan Funding Ltd.
(a)(c)
:
Series 2018-4A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.12%,
11/15/26 ............... 12,720 12,573,700
Series 2018-4A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.77%,
11/15/26 ............... 7,050 6,477,588
Series 2018-4A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.47%,
11/15/26 ............... 500 480,500
Series 2018-5A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.12%,
01/20/27 ............... 11,488 11,375,604
Series 2018-5A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.77%,
01/20/27 ............... 7,255 6,936,980
Series 2018-5A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.47%,
01/20/27 ............... 11,900 10,440,414

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-5A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/27 ............... USD 4,750 $ 3,209,114
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 6.02%,
04/20/27 ............... 2,200 2,060,924
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.47%,
04/20/27 ............... 7,625 7,579,223
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.82%,
08/20/27 ............... 5,250 5,240,519
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.62%,
08/20/27 ............... 6,800 6,680,436
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.81%,
10/24/27 ............... 2,250 2,239,765
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.46%,
10/24/27 ............... 1,000 999,766
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.11%,
10/24/27 ............... 1,200 1,121,341
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.57%,
02/20/28 ............... 2,750 2,679,767
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.77%,
04/20/28 ............... 8,750 8,589,639
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.47%,
04/20/28 ............... 2,000 1,999,986
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.22%,
04/20/28 ............... 1,000 942,495
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 3.93%), 4.15%,
07/20/28 ............... 4,600 4,618,211
Series 2020-3A, Class D, (LIBOR
USD 3 Month + 4.23%), 4.45%,
07/20/28 ............... 4,625 4,280,373
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.73%,
11/25/28 ............... 2,000 1,995,335
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 7.18%,
11/25/28 ............... 2,500 2,384,034
Parallel Ltd.
(a)(c)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.07%,
07/20/27 ............... 2,534 2,523,036
Series 2015-1A, Class C1R, (LIBOR
USD 3 Month + 1.75%), 1.97%,
07/20/27 ............... 1,670 1,614,751
Park Avenue Institutional Advisers CLO
Ltd.
(a)(c)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 6.06%,
08/23/31 ............... 4,250 3,739,978
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.22%), 1.44%,
11/14/29 ............... 8,065 8,051,250
Series 2017-1A, Class A2, (LIBOR
USD 3 Month + 1.70%), 1.92%,
11/14/29 ............... 1,820 1,789,597
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 2.15%), 2.37%,
11/14/29 ............... USD 2,000 $ 1,979,390
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.22%), 6.44%,
11/14/29 ............... 5,270 5,093,673
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.70%,
05/15/32 ............... 500 505,226
Pikes Peak CLO 4, Series 2019-4A,
Class D, (LIBOR USD 3 Month +
4.10%), 4.34%, 07/15/32
(a)(c)
.... 375 375,524
Race Point IX CLO Ltd., Series 2015-
9A, Class A1AR, (LIBOR USD 3
Month + 1.21%), 1.45%, 10/15/30
(a)(c)
2,059 2,058,554
Recette CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
2.75%), 2.97%, 10/20/27
(a)(c)
.... 1,250 1,246,868
Regatta Funding LP, Series 2013-2A,
Class A1R2, (LIBOR USD 3 Month +
1.25%), 1.49%, 01/15/29
(a)(c)
.... 700 699,999
Regatta IX Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.80%), 2.02%, 04/17/30
(a)(c)
.... 1,250 1,251,555
Regatta VI Funding Ltd.
(a)(c)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.92%,
07/20/28 ............... 3,000 2,883,246
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 5.00%), 5.22%,
07/20/28 ............... 1,000 956,163
Regatta XVII Funding Ltd., Series 2020-
1A, Class D, (LIBOR USD 3 Month +
4.15%), 4.30%, 10/15/33
(a)(c)
.... 600 599,981
Rockford Tower CLO Ltd.
(a)(c)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.69%,
04/15/29 ............... 750 737,132
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
04/15/29 ............... 7,750 7,513,585
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.89%,
04/15/29 ............... 8,500 8,137,248
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 5.40%), 5.64%,
04/15/29 ............... 7,800 7,073,173
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.14%,
10/15/29 ............... 1,250 1,207,203
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.09%,
10/15/29 ............... 5,360 5,283,921
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.49%,
10/15/29 ............... 4,500 4,400,193
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.41%,
10/20/30 ............... 11,725 11,723,762
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.97%,
10/20/30 ............... 5,555 5,113,930
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 2,000 983,896

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.32%,
05/20/31 ............... USD 1,000 $ 999,622
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 1.94%,
05/20/31 ............... 250 249,998
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 2,000 1,439,750
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.38%,
10/20/31 ............... 1,159 1,157,581
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.02%,
10/20/31 ............... 1,087 1,088,078
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.22%,
10/20/31 ............... 1,690 1,571,547
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 2,000 976,484
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.25%, 04/20/31
(a)(c)
.... 1,435 1,423,593
RR 10 Ltd.
(a)(c)
:
Series 2020-10A, Class A1FL,
(LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/33 .......... 8,370 8,368,461
Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%),
3.24%, 07/15/33 .......... 4,710 4,678,212
Series 2020-10A, Class C, (LIBOR
USD 3 Month + 4.73%), 4.97%,
07/15/33 ............... 3,770 3,808,011
RR 11 Ltd., Series 2020-11A, Class
A2, (LIBOR USD 3 Month + 2.10%),
2.28%, 10/15/31
(a)(c)
.......... 1,375 1,379,396
RR 2 Ltd.
(a)(c)
:
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
10/15/29 ............... 2,843 2,807,318
Series 2017-2A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.44%,
10/15/29 ............... 1,340 1,276,962
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.33%, 01/15/30
(a)(c)
.......... 500 497,563
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.79%, 04/15/30
(a)(c)
.......... 2,000 1,952,749
Seneca Park CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.34%,
07/17/26 ............... 4 3,718
Series 2014-1A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.37%,
07/17/26 ............... 2,000 1,996,802
Series 2014-1A, Class D, (LIBOR
USD 3 Month + 3.50%), 3.72%,
07/17/26 ............... 11,660 11,634,062
Series 2014-1A, Class SUB, 0.00%,
07/17/26 ............... 2,000 73,200
Shackleton CLO Ltd., Series 2019-15A,
Class B, (LIBOR USD 3 Month +
2.00%), 2.24%, 01/15/30
(a)(c)
.... 1,000 994,749
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Silver Creek CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.46%,
07/20/30 ............... USD 3,750 $ 3,747,719
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.57%,
07/20/30 ............... 500 489,893
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class E, (LIBOR USD 3 Month
+ 7.32%), 7.51%, 10/20/32
(a)(c)
... 1,340 1,341,977
Sound Point CLO XI Ltd., Series 2016-
1A, Class CR, (LIBOR USD 3 Month
+ 2.25%), 2.47%, 07/20/28
(a)(c)
... 4,670 4,598,902
Sound Point CLO XXIV, Series 2019-
3A, Class D, (LIBOR USD 3 Month +
4.11%), 4.32%, 10/25/32
(a)(c)
.... 1,500 1,501,345
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.49%, 10/15/30
(a)(c)
.... 420 417,004
Strata CLO I Ltd.
(a)(c)
:
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.32%,
01/15/31 ............... 1,690 1,554,902
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 4,549,839
Stratus CLO Ltd.
(a)(c)
:
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 6.96%), 7.18%,
05/01/28 ............... 10,250 10,203,681
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 3.65%), 3.92%,
10/15/28 ............... 575 575,716
Sudbury Mill CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.15%), 1.37%,
01/17/26 ............... 139 138,943
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.17%), 1.39%,
01/17/26 ............... 241 240,815
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.93%, 07/14/26
(a)(c)
24,000 23,912,198
Symphony CLO XVIII Ltd.
(a)(c)
:
Series 2016-18A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.36%,
01/23/28 ............... 9,950 9,912,580
Series 2016-18A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.01%,
01/23/28 ............... 300 297,260
Series 2016-18A, Class D, (LIBOR
USD 3 Month + 4.00%), 4.21%,
01/23/28 ............... 750 743,510
Symphony CLO XXI Ltd., Series 2019-
21A, Class A, (LIBOR USD 3 Month
+ 1.38%), 1.62%, 07/15/32
(a)(c)
... 3,500 3,499,992
TCW CLO Ltd.
(a)(c)
:
Series 2019-2A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.17%,
10/20/32 ............... 350 351,306
Series 2019-2A, Class D2A, (LIBOR
USD 3 Month + 4.89%), 5.11%,
10/20/32 ............... 250 247,650
Thacher Park CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.16%), 1.38%,
10/20/26 ............... 1,224 1,223,826

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-1A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.42%,
10/20/26 ............... USD 500 $ 495,286
Series 2014-1A, Class D1R, (LIBOR
USD 3 Month + 3.40%), 3.62%,
10/20/26 ............... 4,340 4,333,291
THL Credit Wind River CLO Ltd.
(a)(c)
:
Series 2012-1A, Class BR2, (LIBOR
USD 3 Month + 1.45%), 1.69%,
01/15/26 ............... 2,650 2,637,428
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.30%), 2.52%,
04/18/29 ............... 2,600 2,516,960
TIAA CLO II Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.28%),
1.50%, 04/20/29
(a)(c)
.......... 250 249,879
TIAA CLO III Ltd.
(a)(c)
:
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.38%,
01/16/31 ............... 269 268,068
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.73%,
01/16/31 ............... 750 740,662
TICP CLO IX Ltd., Series 2017-9A,
Class A, (LIBOR USD 3 Month +
1.14%), 1.36%, 01/20/31
(a)(c)
.... 2,000 1,997,069
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.97%, 07/17/31
(a)(c)
.... 1,000 975,740
TICP CLO VI Ltd.
(a)(c)
:
Series 2016-6A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.44%,
01/15/29 ............... 1,000 1,000,002
Series 2016-6A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.94%,
01/15/29 ............... 1,000 999,622
Series 2016-6A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.64%,
01/15/29 ............... 2,000 2,000,016
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.29%, 04/15/33
(a)(c)
.... 2,900 2,770,681
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.72%, 04/20/31
(a)(c)
.... 500 481,457
TICP CLO XI Ltd., Series 2018-11A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.40%, 10/20/31
(a)(c)
.... 500 499,389
TICP CLO XII Ltd.
(a)(c)
:
Series 2018-12A, Class A, (LIBOR
USD 3 Month + 1.11%), 1.35%,
01/15/31 ............... 250 248,921
Series 2018-12A, Class E, (LIBOR
USD 3 Month + 5.50%), 5.74%,
01/15/31 ............... 1,250 1,182,050
TICP CLO XIII Ltd.
(a)(c)
:
Series 2019-13A, Class D, (LIBOR
USD 3 Month + 3.45%), 3.69%,
07/15/32 ............... 500 500,351
Series 2019-13A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.99%,
07/15/32 ............... 1,000 1,000,009
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.87%, 10/20/28
(a)(c)
.... 5,560 5,466,475
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 5.96%, 07/25/31
(a)(c)
.... USD 3,860 $ 3,621,408
Trestles CLO III Ltd.
(a)(c)
:
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.55%,
01/20/33 ............... 4,750 4,752,455
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.07%,
01/20/33 ............... 1,500 1,499,993
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.72%,
01/20/33 ............... 1,000 1,000,020
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... 1,000 813,904
Trestles CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A1A, (LIBOR
USD 3 Month + 1.29%), 1.50%,
07/25/29 ............... 17,950 17,907,372
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 2.55%), 2.76%,
07/25/29 ............... 3,127 3,111,261
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 3.65%), 3.86%,
07/25/29 ............... 750 749,911
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.68%, 03/03/39
(a)(c)
.... 50,060 2,604,271
Trimaran Cavu Ltd.
(a)(c)
:
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.42%,
07/20/32 ............... 250 249,871
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 3.37%,
07/20/32 ............... 500 500,246
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.37%,
07/20/32 ............... 1,000 988,456
Trinitas CLO II Ltd., Series 2014-2A,
Class A1R, (LIBOR USD 3 Month +
1.18%), 1.42%, 07/15/26
(a)(c)
.... 147 147,475
Tryon Park CLO Ltd., Series 2013-1A,
Class A2R, (LIBOR USD 3 Month +
1.50%), 1.74%, 04/15/29
(a)(c)
.... 1,900 1,896,928
Venture 40 CLO Ltd., Series 2020-40A,
Class D1, (LIBOR USD 3 Month +
4.59%), 4.79%, 11/24/31
(a)(c)
.... 1,350 1,363,540
Voya CLO Ltd.
(a)(c)
:
Series 2014-3A, Class CR, (LIBOR
USD 3 Month + 2.65%), 2.86%,
07/25/26 ............... 800 786,937
Series 2015-2A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.71%,
07/23/27 ............... 750 736,169
Series 2017-3A, Class A1A, (LIBOR
USD 3 Month + 1.23%), 1.45%,
07/20/30 ............... 2,270 2,269,995
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.37%,
10/15/30 ............... 3,500 3,493,024
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.55%), 7.85%,
07/16/31
(b)
.............. 1,250 1,255,000

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.03%,
07/19/31 ............... USD 375 $ 375,610
West CLO Ltd., Series 2013-1A, Class
C, (LIBOR USD 3 Month + 3.65%),
3.89%, 11/07/25
(a)(c)
.......... 1,025 1,024,976
Westcott Park CLO Ltd., Series 2016-
1A, Class DR, (LIBOR USD 3 Month
+ 3.25%), 3.47%, 07/20/28
(a)(c)
... 2,815 2,801,480
Whitebox CLO I Ltd.
(a)(c)
:
Series 2019-1A, Class ANA, (LIBOR
USD 3 Month + 1.41%), 1.62%,
07/24/32 ............... 500 498,712
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 4.35%), 4.56%,
07/24/32 ............... 5,030 5,002,847
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 7.45%), 7.66%,
07/24/32 ............... 250 245,662
Whitebox CLO II Ltd.
(a)(c)
:
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%,
10/24/31 ............... 3,750 3,757,324
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.39%,
10/24/31 ............... 6,250 6,264,977
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.09%,
10/24/31 ............... 2,000 1,991,981
York CLO-3 Ltd.
(a)(c)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.47%,
10/20/29 ............... 6,540 6,539,984
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.97%,
10/20/29 ............... 10,455 10,465,300
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.82%,
10/20/29 ............... 10,528 10,532,455
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.62%,
10/20/29 ............... 7,052 6,704,894
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.47%,
10/20/29 ............... 2,917 2,295,303
Series 2016-1A, Class SUB, 0.00%,
10/20/29 ............... 10,535 5,209,005
York CLO-4 Ltd.
(a)(c)
:
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.77%,
04/20/32
(b)
.............. 2,750 2,712,875
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.37%,
04/20/32 ............... 4,900 4,699,836
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.37%,
04/20/32 ............... 6,500 6,287,436
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.97%,
04/20/32 ............... 7,000 6,585,928
Series 2016-2A, Class SUB, 0.00%,
04/20/32 ............... 11,990 7,433,079
York CLO-7 Ltd., Series 2019-2A, Class
C, (LIBOR USD 3 Month + 2.75%),
2.97%, 01/22/33
(a)(c)
.......... 500 498,903
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
York CLO-8 Ltd., Series 2020-1A, Class
D1, (LIBOR USD 3 Month + 4.50%),
4.67%, 04/20/32
(a)(c)
.......... USD 3,500 $ 3,499,979
1,998,047,605
France — 0.0%
(c)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.63%,
09/25/35 ............... EUR 794 964,060
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.03%,
09/25/35 ............... 530 642,017
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.13%,
09/25/35 ............... 792 960,763
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.13%, 09/25/35 441 534,915
FCT Noria:
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.93%,
06/25/38 ............... 719 874,927
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.08%,
06/25/38 ............... 799 976,695
4,953,377
Germany — 0.0%
Red & Black Auto Germany UG
(c)
:
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.85%, 10/15/28 200 241,975
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.70%, 10/15/28 200 240,621
482,596
Ireland — 0.6%
(c)
Anchorage Capital Europe CLO 2 DAC:
Series 2A, Class B, (EURIBOR
3 Month + 1.80%), 1.80%,
05/15/31
(a)
.............. 500 610,281
Series 2X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/31 1,580 1,901,882
Aqueduct European CLO 2 DAC:
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 3,064,700
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 597,616
Aqueduct European CLO 4 DAC:
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
......... 250 303,573
Series 2019-4X, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32 .......... 500 607,145
Aqueduct European CLO 5 DAC
(a)
:
Series 2020-5A, Class B1,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/32 .......... 2,250 2,752,859
Series 2020-5A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
04/20/32 ............... 2,250 2,761,924
Series 2020-5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
04/20/32 ............... 750 912,261

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Ireland (continued)
Arbour CLO II DAC, Series 2014-2X,
Class B2R, (EURIBOR 3 Month +
1.50%), 1.50%, 05/15/30 ....... EUR 1,000 $ 1,219,787
ARBOUR CLO VIII DAC, Series 8A,
Class C, (EURIBOR 3 Month +
2.90%), 2.90%, 07/15/33
(a)(b)
.... 525 642,649
Avoca CLO XII Ltd., Series 12X, Class
CR, (EURIBOR 3 Month + 2.05%),
2.05%, 04/15/30 ............ 200 241,220
Avoca CLO XV DAC:
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 179,413
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,449,013
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,858,540
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 2,660,922
Avoca CLO XVIII DAC:
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,954,346
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 181,095
Series 18X, Class E, (EURIBOR 3
Month + 4.60%), 4.60%, 04/15/31 2,300 2,606,020
Bilbao CLO I DAC, Series 1X, Class
A2A, (EURIBOR 3 Month + 1.30%),
1.30%, 07/20/31 ............ 4,300 5,181,915
Bilbao CLO II DAC, Series 2X, Class
A2A, (EURIBOR 3 Month + 1.85%),
1.85%, 05/20/32 ............ 1,007 1,228,980
BlueMountain Fuji Eur CLO IV DAC,
Series 4X, Class A2, (EURIBOR 3
Month + 1.35%), 1.35%, 03/30/32 350 427,981
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33 500 606,030
Bridgepoint CLO 1 DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.08%), 6.08%, 01/15/34 ....... 269 317,286
Cairn CLO XII DAC
(a)(b)
:
Series 2020-12A, Class B,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 .......... 400 491,103
Series 2020-12A, Class C,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/15/33 .......... 837 1,030,190
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.37%, 01/15/34 ....... 1,050 1,231,423
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32 1,378 1,651,967
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 400 481,227
CIFC European Funding CLO III DAC:
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 1.97%,
01/15/34
(a)
.............. 500 610,825
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.07%,
01/15/34
(a)
.............. 375 458,119
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.08%, 01/15/34 850 1,007,250
Security
Par (000)
Par (000) Value
Ireland (continued)
Contego CLO VIII DAC
(a)
:
Series 8A, Class B1, (EURIBOR 3
Month + 2.10%), 2.10%, 01/25/32 EUR 2,625 $ 3,211,047
Series 8A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
01/25/32
(b)
.............. 375 461,554
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class CR, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/32 1,040 1,228,884
Series 6X, Class SUB, 0.00%,
04/15/32 ............... 2,925 1,502,491
CVC Cordatus Loan Fund VII DAC,
Series 7X, Class B1R, (EURIBOR 3
Month + 1.75%), 1.75%, 09/15/31 450 549,057
CVC Cordatus Loan Fund XIX DAC,
Series 19X, Class D, (EURIBOR 3
Month + 3.80%), 3.26%, 12/23/33 400 488,660
CVC Cordatus Loan Fund XVIII DAC
(a)
:
Series 18A, Class B1, (EURIBOR
3 Month + 1.65%), 1.65%,
04/29/34
(b)
.............. 1,000 1,221,650
Series 18A, Class D, (EURIBOR
3 Month + 3.50%), 3.50%,
04/29/34
(b)
.............. 1,375 1,679,769
Series 18A, Class E, (EURIBOR 3
Month + 5.83%), 5.83%, 04/29/34 663 799,233
Dunedin Park CLO DAC:
Series 1A, Class D, (EURIBOR
3 Month + 6.24%), 6.24%,
10/22/32
(a)
.............. 513 614,786
Series 1X, Class B1, (EURIBOR 3
Month + 2.50%), 2.50%, 10/22/32 450 547,378
Elm Park CLO DAC, Series 1X, Class
DR, (EURIBOR 3 Month + 5.25%),
5.25%, 04/16/29 ............ 2,220 2,674,379
Euro-Galaxy VII CLO DAC, Series
2019-7X, Class A1, (EURIBOR 3
Month + 1.14%), 1.14%, 04/25/32 2,975 3,634,038
Fair Oaks Loan Funding III DAC, Series
3A, Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 10/15/33
(a)(b)
.... 3,410 4,165,826
GoldenTree Loan Management EUR
CLO 4 DAC, Series 4X, Class B1,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/20/31 ............ 500 611,161
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 700 841,623
Harvest CLO XXIII DAC:
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 0.95%, 10/20/32 1,817 2,217,777
Series 23X, Class E, (EURIBOR 3
Month + 5.33%), 5.33%, 10/20/32 517 585,638
Henley CLO I DAC, Series 1A, Class
B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
........... 328 399,641
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... 625 759,129
Invesco Euro CLO I DAC, Series 1X,
Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 07/15/31 ....... 2,860 3,488,221
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 3,650 4,460,421

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO III DAC:
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 EUR 450 $ 548,139
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 1,034 1,248,102
Series 3X, Class SUB, 0.00%,
07/15/32 ............... 2,740 2,924,722
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 758,267
Invesco Euro CLO V DAC:
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.27%,
01/15/34
(a)
.............. 1,550 1,893,557
Series 5X, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 01/15/34 700 820,949
Madison Park Euro Funding X DAC:
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 3,280,393
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 2,238,215
Series 10X, Class M, 0.00%,
10/25/30 ............... 600 449,725
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31 1,350 1,613,595
Marino Park CLO DAC:
Series 1A, Class C, (EURIBOR
3 Month + 3.55%), 3.55%,
01/16/34
(a)
.............. 500 610,825
Series 1X, Class D, (EURIBOR 3
Month + 5.67%), 5.67%, 01/16/34 600 703,462
Series 1X, Class X, (EURIBOR 3
Month + 0.45%), 0.45%, 01/16/34 1,500 1,832,237
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 425 517,758
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 450 544,463
OAK Hill European Credit Partners VII
DAC:
Series 2018-7X, Class B1,
(EURIBOR 3 Month + 1.75%),
1.75%, 10/20/31 .......... 1,400 1,701,502
Series 2018-7X, Class C, (EURIBOR
3 Month + 2.35%), 2.35%,
10/20/31 ............... 1,110 1,349,820
OCP Euro CLO DAC:
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32 ............... 2,200 2,663,604
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32 ............... 897 1,047,377
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32 ............... 600 671,822
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32
(b)
........... 1,500 1,154,459
Penta CLO 6 DAC:
Series 2019-6X, Class B1,
(EURIBOR 3 Month + 1.87%),
1.87%, 07/25/32 .......... 500 610,156
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-6X, Class CE,
(EURIBOR 3 Month + 2.45%),
2.45%, 07/25/32 .......... EUR 700 $ 855,291
Providus CLO III DAC:
Series 3X, Class B1, (EURIBOR 3
Month + 1.87%), 1.87%, 07/20/32 2,680 3,278,854
Series 3X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 07/20/32 1,600 1,927,108
Rockford Tower Europe CLO DAC:
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31 ............... 3,750 4,598,928
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31 ............... 350 427,994
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33 .......... 6,520 7,873,135
RRE 1 Loan Management DAC, Series
1X, Class A2, (EURIBOR 3 Month +
1.35%), 1.35%, 04/15/32 ....... 1,900 2,328,534
RRE 2 Loan Management DAC, Series
2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 01/15/32
(a)
..... 350 427,294
RRE 4 Loan Management DAC
(a)
:
Series 4A, Class A1, (EURIBOR 3
Month + 1.45%), 1.45%, 04/15/32 22,010 26,897,102
Series 4A, Class A2A, (EURIBOR 3
Month + 2.00%), 2.00%, 04/15/32 7,540 9,212,779
Series 4A, Class D, (EURIBOR 3
Month + 6.85%), 6.85%, 04/15/32 2,375 2,934,060
RRE 5 Loan Management DAC
(a)
:
Series 5A, Class A2, (EURIBOR
3 Month + 1.65%), 1.65%,
10/15/33
(b)
.............. 6,524 7,970,045
Series 5A, Class B, (EURIBOR
3 Month + 2.70%), 2.70%,
10/15/33
(b)
.............. 1,250 1,511,792
Series 5A, Class D, (EURIBOR 3
Month + 6.30%), 6.30%, 10/15/33 3,815 4,599,346
Sound Point Euro CLO I Funding DAC,
Series 1X, Class B1, (EURIBOR 3
Month + 2.00%), 2.00%, 04/25/32 350 427,188
Sound Point Euro CLO II Funding DAC:
Series 2A, Class B1, (EURIBOR
3 Month + 1.85%), 1.85%,
10/26/32
(a)
.............. 2,335 2,857,272
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 2,700 3,298,969
Series 2X, Class X, (EURIBOR 3
Month + 0.50%), 0.50%, 10/26/32 1,000 1,221,795
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 ............ 750 907,593
St. Paul's CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/33 ....... 1,350 1,628,041
Sutton Park CLO DAC:
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 645 782,857
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 602,402

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Ireland (continued)
Voya Euro CLO I DAC:
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 EUR 4,920 $ 5,995,642
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 900,844
Series 1X, Class SUB, (EURIBOR 3
Month + 0.00%), 0.00%, 10/15/30 1,749 1,642,575
Voya Euro CLO II DAC:
Series 2X, Class B1, (EURIBOR 3
Month + 1.90%), 1.90%, 07/15/32 200 244,056
Series 2X, Class C, (EURIBOR 3
Month + 2.75%), 2.75%, 07/15/32 300 365,831
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33 ....... 439 529,516
Voya Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.95%), 1.95%, 01/15/34
(a)
..... 790 960,373
Zinnia Finance DAC, Series 1A, Class
DN, (EURIBOR 3 Month + 5.75%),
5.75%, 10/15/31
(a)(b)
.......... 250 314,193
209,076,463
Italy — 0.0%
Brignole Co. SRL, Series 2019-1, Class
C, (EURIBOR 1 Month + 2.90%),
2.33%, 07/24/34
(c)
........... 225 272,514
Luxembourg — 0.0%
(c)
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.52%, 12/20/28 351 426,109
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.92%, 12/20/28 184 222,181
SC Germany SA Compartment
Consumer:
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.18%,
11/14/34 ............... 3,900 4,777,256
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.93%,
11/14/34 ............... 1,600 1,959,921
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.80%, 03/15/27 300 363,353
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.05%, 03/15/27 300 361,963
8,110,783
Netherlands — 0.1%
(c)
ALME Loan Funding V BV, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 2,250 2,710,044
Ares European CLO X BV, Series 10X,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/31 ....... 300 364,891
Ares European CLO XI BV, Series 11X,
Class B1, (EURIBOR 3 Month +
1.85%), 1.85%, 04/15/32 ....... 400 489,404
Ares European CLO XII BV:
Series 12X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 04/20/32 675 827,902
Series 12X, Class E, (EURIBOR 3
Month + 6.10%), 6.10%, 04/20/32 338 407,128
Security
Par (000)
Par (000) Value
Netherlands (continued)
Avoca CLO XIV Designated Activity
Co.:
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 EUR 2,240 $ 2,573,721
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 1,222,718
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 3,482,071
Avoca CLO XVII Designated Activity
Co.:
Series 17A, Class B1R, (EURIBOR
3 Month + 1.70%), 1.70%,
10/15/32
(a)
.............. 565 686,974
Series 17X, Class AR, (EURIBOR 3
Month + 0.96%), 0.96%, 10/15/32 250 304,654
Cairn CLO IX BV:
Series 2018-9X, Class A, (EURIBOR
3 Month + 0.71%), 0.71%,
04/25/32 ............... 2,700 3,289,409
Series 2018-9X, Class B1,
(EURIBOR 3 Month + 1.00%),
1.00%, 04/25/32 .......... 2,600 3,083,021
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.94%, 11/15/26 ....... 950 1,142,491
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30 ............ 3,000 2,196,954
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32 ............ 2,890 3,509,860
26,291,242
Portugal — 0.1%
TAGUS - Sociedade de Titularizacao de
Creditos SA:
Series 4, Class SNR, 2.42%,
02/12/21 ............... 856 1,046,000
Series 5, Class SEN, 0.85%,
02/12/22 ............... 7,977 9,759,171
Series 7, Class SEN, 0.70%,
02/12/24 ............... 10,000 12,159,016
22,964,187
Spain — 0.0%
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.41%,
03/20/33
(c)
.............. 949 1,159,640
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.41%,
03/20/33
(c)
.............. 285 347,888
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 474 580,078
2,087,606
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIA1M + 3.00%),
3.05%, 07/20/30
(c)
........... GBP 1,699 2,333,113
Greene King Finance plc:
Series A5,  (LIBOR GBP 3 Month +
2.50%), 2.54%, 12/15/33
(c)
... 23,218 30,460,848
Series A6,  4.06%, 03/15/35 .... 3,998 5,851,307
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.84%, 12/15/34
(c)
... 1,700 1,709,761
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.12%, 03/15/36
(c)
... 900 880,382

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Motor plc:
Series 2016-1, Class C, 3.75%,
11/25/25 ............... GBP 6,720 $ 9,232,746
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,820,169
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,528,181
PCL Funding III plc
(c)
:
Series 2017-2, Class B, (LIBOR
GBP 1 Month + 1.40%), 1.43%,
06/15/23 ............... 821 1,118,884
Series 2017-2, Class C, (LIBOR
GBP 1 Month + 1.85%), 1.88%,
06/15/23 ............... 635 865,296
PCL Funding IV plc, Series 2020-1,
Class C, (SONIA1M + 2.20%),
2.25%, 09/15/24
(c)
........... 230 314,342
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 0.87%, 07/28/35
(c)
..... 3,400 3,702,914
Turbo Finance 8 plc, Series 8, Class
C, (LIBOR GBP 1 Month + 1.95%),
1.97%, 02/20/26
(c)
........... 1,275 1,734,180
Turbo Finance plc, Series 9, Class
B, (SONIA1M + 1.65%), 1.70%,
08/20/28
(c)
................ 1,590 2,175,736
63,727,859
United States — 6.3%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(b)
(d)
...................... USD 11,553 11,552,664
ACE Securities Corp. Home Equity
Loan Trust
(c)
:
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
0.41%, 05/25/37 .......... 7,825 1,932,247
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
0.75%, 05/25/37 .......... 386 102,244
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(b)
....... 4,314 3,523,382
Ajax Mortgage Loan Trust
(a)
:
Series 2017-D, Class A, 3.75%,
12/25/57 ............... 21,293 21,796,940
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 4,333 3,379,540
Series 2018-A, Class A, 3.85%,
04/25/58
(b)
.............. 23,345 23,344,807
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 7,152 3,773,063
Series 2018-B, Class A, 3.75%,
02/26/57
(b)
.............. 10,019 10,018,576
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 7,104 2,007,565
Series 2018-D, Class A, 3.75%,
08/25/58
(b)(c)
............. 27,638 27,706,601
Series 2018-D, Class B, 0.00%,
08/25/58
(b)(c)
............. 7,839 5,016,927
Series 2018-E, Class A, 4.38%,
06/25/58
(c)
.............. 11,998 12,128,852
Series 2018-E, Class B, 5.25%,
06/25/58
(b)(c)
............. 2,263 2,276,352
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-E, Class C, 0.00%,
06/25/58
(c)
.............. USD 5,738 $ 4,601,129
Series 2018-F, Class A, 4.38%,
11/25/58
(b)(c)
............. 38,083 38,391,854
Series 2018-F, Class B, 5.25%,
11/25/58
(b)(c)
............. 6,598 6,540,116
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 15,477 10,723,711
Series 2018-G, Class A, 4.38%,
06/25/57
(b)(c)
............. 30,029 29,996,149
Series 2018-G, Class B, 5.25%,
06/25/57
(b)(c)
............. 5,510 4,159,923
Series 2018-G, Class C, 5.25%,
06/25/57
(b)
.............. 14,217 13,979,534
Series 2019-A, Class A, 3.75%,
08/25/57
(c)
.............. 26,999 27,444,880
Series 2019-A, Class B, 5.25%,
08/25/57
(c)
.............. 4,203 3,882,893
Series 2019-A, Class C, 0.00%,
08/25/57
(b)
.............. 10,566 8,753,236
Series 2019-B, Class A, 3.75%,
01/25/59
(c)
.............. 44,957 45,699,302
Series 2019-B, Class B, 5.25%,
01/25/59
(b)(c)
............. 6,949 5,246,577
Series 2019-B, Class C, 0.00%,
01/25/59
(b)
.............. 17,744 15,229,764
Series 2019-C, Class A, 3.95%,
10/25/58
(c)
.............. 14,353 14,392,552
Series 2019-E, Class A, 3.00%,
09/25/59
(d)
.............. 43,825 43,695,927
Series 2019-E, Class B, 4.88%,
09/25/59
(d)
.............. 5,540 4,956,440
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,565 7,563,173
Series 2019-G, Class A, 3.00%,
09/25/59
(d)
.............. 30,433 30,506,807
Series 2019-G, Class B, 4.25%,
09/25/59
(d)
.............. 4,280 3,745,821
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,861 8,860,953
Series 2019H, Class A, 3.00%,
11/25/59
(d)
.............. 25,129 25,044,978
Series 2019H, Class B, 4.25%,
11/25/59
(d)
.............. 3,968 3,472,762
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 9,827 8,425,328
Series 2020-A, Class A, 2.37%,
12/25/59
(d)
.............. 49,247 49,153,790
Series 2020-A, Class B, 3.50%,
12/25/59
(d)
.............. 7,074 7,050,406
Series 2020-A, Class C, 0.00%,
12/25/59
(b)
.............. 17,081 10,704,351
Series 2020-C, Class A, 2.25%,
09/27/60
(d)
.............. 48,995 48,696,099
Series 2020-C, Class B, 5.00%,
09/27/60
(d)
.............. 4,968 4,934,821
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 16,868 14,199,017
Series 2020-D, Class A, 2.25%,
06/25/60
(d)
.............. 47,204 46,921,266
Series 2020-D, Class B, 5.00%,
06/25/60
(d)
.............. 7,064 7,016,488
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 18,140 14,786,372

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
ALM VII R-2 Ltd., Series 2013-7R2A,
Class CR2, (LIBOR USD 3 Month +
3.00%), 3.24%, 10/15/27
(a)(c)
.... USD 1,750 $ 1,696,550
ALM XVII Ltd.
(a)(c)
:
Series 2015-17A, Class BR, (LIBOR
USD 3 Month + 2.10%), 2.34%,
01/15/28 ............... 2,350 2,315,766
Series 2015-17A, Class CR, (LIBOR
USD 3 Month + 2.80%), 3.04%,
01/15/28 ............... 2,530 2,449,597
American Homes 4 Rent Trust
(a)
:
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 9,569,082
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(c)
......... 22,785 228
AMSR Trust
(a)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,145,549
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 4,090,639
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,533,690
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 0.63%, 05/25/35
(c)
7,539 6,924,973
BankAmerica Manufactured Housing
Contract Trust
(c)
:
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 2,473,601
Series 1998-2, Class B1, 7.46%,
12/10/25 ............... 8,475 3,776,538
Battalion CLO 18 Ltd.
(a)(c)
:
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.53%,
10/15/32 ............... 5,250 5,216,444
Series 2020-18A, Class D1, (LIBOR
USD 3 Month + 4.00%), 4.23%,
10/15/32 ............... 3,549 3,570,810
Bayview Financial Revolving Asset
Trust
(a)(c)
:
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.15%,
05/28/39 ............... 30,656 28,474,701
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.45%,
05/28/39 ............... 258 215,771
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.15%,
02/28/40 ............... 16,089 15,157,471
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.15%,
12/28/40 ............... 2,438 2,164,611
BCMSC Trust
(c)
:
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 2,219,250
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 2,129,540
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,626,187
Bear Stearns Asset-Backed Securities
I Trust
(c)
:
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 1.87%,
08/25/34 ............... 471 471,169
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
1.17%, 12/25/35 .......... USD 4,514 $ 6,018,251
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.17%),
0.32%, 09/25/36 .......... 4,686 5,921,368
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.41%, 10/25/36 .......... 2,391 2,175,101
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.32%, 05/25/35 .......... 3,611 4,089,046
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.31%, 01/25/37 .......... 2,348 2,288,754
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.47%, 03/25/37 .......... 2,717 2,280,802
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.29%, 03/25/37 .......... 3,630 3,633,090
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.29%, 03/25/37 .......... 6,704 7,075,701
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.40%, 04/25/37 .......... 2,560 2,920,923
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.50%, 04/25/37 .......... 18,468 16,943,050
Carrington Mortgage Loan Trust
(c)
:
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.42%), 0.57%,
01/25/36 ............... 1,620 1,380,253
Series 2006-NC3, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
08/25/36 ............... 5,596 5,299,159
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.31%,
10/25/36 ............... 2,333 2,232,075
Series 2006-NC5, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
01/25/37 ............... 1,372 1,193,513
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
23,869 25,181,370
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.31%, 10/25/36
(c)
........... 1,651 1,377,652
Citigroup Mortgage Loan Trust
(c)
:
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.35%, 05/25/37 .......... 16,460 13,032,097
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.42%, 05/25/37 .......... 7,477 5,970,087
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.31%, 12/25/36
(a)
......... 9,015 6,227,376
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(c)
............... 20,319 20,567,299
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%,
11/15/28
(c)
.............. 3,534 3,577,588
Series 1997-3, Class M1, 7.53%,
03/15/28
(c)
.............. 4,295 4,348,000

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 1997-6, Class M1, 7.21%,
01/15/29
(c)
.............. USD 3,248 $ 3,319,256
Series 1998-4, Class M1, 6.83%,
04/01/30
(c)
.............. 965 938,394
Series 1998-6, Class M1, 6.63%,
06/01/30
(c)
.............. 2,893 2,829,767
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 2,023 2,124,998
Series 1998-8, Class M1, 6.98%,
09/01/30
(c)
.............. 6,992 6,520,398
Series 1999-5, Class A5, 7.86%,
03/01/30
(c)
.............. 2,946 1,751,397
Series 1999-5, Class A6, 7.50%,
03/01/30
(c)
.............. 3,161 1,808,459
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%,
09/01/29
(c)
.............. 4,601 1,578,202
Series 2000-4, Class A6, 8.31%,
05/01/32
(c)
.............. 5,750 1,851,343
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,573 3,182,067
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,969 5,966,969
Countrywide Asset-Backed Certificates:
Series 2006-1, Class AF4, 4.59%,
07/25/36
(c)
.............. 3,002 3,043,668
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 0.41%,
12/25/36
(c)
.............. 3,600 3,387,269
Series 2006-S3, Class A4, 6.52%,
01/25/29
(d)
.............. 735 860,854
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 4,374 4,393,308
Credit-Based Asset Servicing &
Securitization LLC:
Series 2006-CB2, Class AF4, 3.18%,
12/25/36
(d)
.............. 1,259 1,254,914
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(d)
............. 2,397 2,497,712
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(d)
............. 12,754 1,595,838
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.49%,
07/25/37
(a)(c)
............. 1,919 1,549,310
CWABS Asset-Backed Certificates
Trust:
Series 2005-16, Class 1AF, 4.61%,
04/25/36
(c)
.............. 8,538 8,528,666
Series 2005-17, Class 1AF4, 6.05%,
05/25/36
(d)
.............. 4,355 4,470,485
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.31%,
09/25/46
(c)
.............. 543 531,682
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.45%,
03/25/37
(c)
.............. 12,208 10,337,287
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.43%, 03/15/34
(c)
........... 560 531,268
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 1,345 1,567,751
Security
Par (000)
Par (000) Value
United States (continued)
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(c)
:
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.46%, 12/15/33 .......... USD 54 $ 48,534
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.35%, 05/15/35 .......... 586 561,997
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.35%, 05/15/35
(b)
......... 449 423,853
CWHEQ Revolving Home Equity Loan
Trust
(c)
:
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.34%,
05/15/35 ............... 1,514 1,477,668
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.34%,
05/15/36 ............... 5,728 5,553,003
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.31%,
11/15/36 ............... 3,668 3,089,783
Dividend Solar Loans LLC, Series
2018-1, Class B, 4.29%, 07/20/38
(a)
1,083 1,092,516
Dorchester Park CLO DAC
(a)(c)
:
Series 2015-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.67%,
04/20/28 ............... 4,243 4,184,141
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.75%), 1.97%,
04/20/28 ............... 1,860 1,843,777
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(b)
.. 75 13,500,000
Finance of America HECM Buyout,
Series 2020-HB1, Class M5, 6.00%,
02/25/30
(a)(b)(c)
.............. 3,481 3,376,570
First Franklin Mortgage Loan Trust
(c)
:
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.20%, 10/25/34 .......... 2,818 2,673,707
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.12%), 0.27%,
10/25/36 ............... 5,480 4,354,513
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.21%),
0.36%, 12/25/36 .......... 6,170 3,702,595
Fremont Home Loan Trust
(c)
:
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 0.43%,
02/25/37 ............... 7,311 5,786,634
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 0.49%,
02/25/37 ............... 6,373 3,199,280
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.25%, 08/27/51
(a)(c)
.... 11,991 11,281,138
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class
A2C, (LIBOR USD 1 Month +
0.50%), 0.65%, 12/25/35
(c)
..... 676 674,624
GoldenTree Loan Management US
CLO 7 Ltd., Series 2020-7A, Class
D, (LIBOR USD 3 Month + 2.98%),
3.20%, 04/20/31
(a)(c)
.......... 2,500 2,512,241

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.34%,
07/20/31
(a)(c)
............... USD 4,833 $ 4,803,553
Greenpoint Manufactured Housing
(c)
:
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 3,550 3,708,844
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 3,178 2,725,807
GSAA Home Equity Trust
(c)
:
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 0.85%,
12/25/35 ............... 1,962 817,782
Series 2006-4, Class 1A1, 3.24%,
03/25/36 ............... 5,432 4,330,710
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,576 435,101
GSAMP Trust
(c)
:
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.35%,
01/25/47 ............... 3,833 2,538,512
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 2.25%), 2.40%,
02/25/47 ............... 3,414 3,551,166
Home Equity Asset Trust
(c)
:
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.40%), 0.55%,
07/25/36 ............... 4,008 3,664,155
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
05/25/37 ............... 6,615 5,702,872
Home Equity Mortgage Loan Asset-
Backed Trust
(c)
:
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.17%,
07/25/34 ............... 1,623 1,625,803
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.34%,
04/25/37 ............... 5,066 3,828,155
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(d)
................ 9,147 2,133,397
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 0.88%,
04/15/36
(c)
................ 4,178 3,948,797
Invitation Homes Trust
(a)(c)
:
Series 2018-SFR1, Class E, (LIBOR
USD 1 Month + 2.00%), 2.15%,
03/17/37 ............... 1,084 1,079,308
Series 2018-SFR3, Class A, (LIBOR
USD 1 Month + 1.00%), 1.15%,
07/17/37 ............... 7,252 7,252,044
Series 2018-SFR3, Class E, (LIBOR
USD 1 Month + 2.00%), 2.15%,
07/17/37 ............... 3,944 3,937,308
Irwin Home Equity Loan Trust
(a)
:
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(d)
.............. 940 939,910
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.43%,
12/25/36
(c)
.............. 178 170,099
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
0.55%, 05/25/36
(c)
......... 3,380 3,280,991
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-CH1, Class MF1,
4.83%, 11/25/36
(d)
......... USD 11,109 $ 12,941,769
Legacy Mortgage Asset Trust
(a)
:
Series 2019-SL1, Class A, 4.00%,
12/28/54
(c)
.............. 7,993 8,066,392
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)(c)
............. 17,521 17,573,947
Series 2019-SL2, Class B, 0.00%,
02/25/59
(b)
.............. 5,104 826,918
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)(c)
............. 4,695 4,483,725
Lehman ABS Manufactured Housing
Contract Trust:
Series 2001-B, Class M1, 6.63%,
04/15/40
(c)
.............. 15,476 16,481,283
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 956 849,663
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.24%,
06/25/37
(a)(c)
............... 1,253 952,155
Lending Funding Trust
(a)
:
Series 2020-2A, Class A, 2.32%,
04/21/31 ............... 29,950 30,333,629
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,440,990
Lendmark Funding Trust
(a)
:
Series 2019-2A, Class A, 2.78%,
04/20/28 ............... 23,655 24,291,821
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 6,283,372
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,926,817
Litigation Fee Residual Funding LLC,
Series 2015-1, Class A, 4.00%,
10/30/27
(b)
................ 6,959 6,957,934
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 18,664 18,769,748
Long Beach Mortgage Loan Trust
(c)
:
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 0.51%,
03/25/46 ............... —
(e)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
06/25/36 ............... 9,972 6,070,313
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.31%,
08/25/36 ............... 22,498 12,090,522
Series 2006-9, Class 2A2, (LIBOR
USD 1 Month + 0.11%), 0.26%,
10/25/36 ............... 3,957 1,742,368
Series 2006-9, Class 2A4, (LIBOR
USD 1 Month + 0.23%), 0.38%,
10/25/36 ............... 5,291 2,410,950
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.40%, 03/25/32
(c)
........... 3,094 3,102,198
Mariner Finance Issuance Trust
(a)
:
Series 2019-AA, Class A, 2.96%,
07/20/32 ............... 24,980 25,536,122
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,666,786
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,980,228

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... USD 11,650 $ 11,827,688
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 2,079,300
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,622,500
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,369,568
MASTR Asset-Backed Securities
Trust
(c)
:
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 0.67%,
06/25/36
(a)
.............. 4,682 4,310,837
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.43%,
05/25/37 ............... 5,000 3,888,708
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.41%, 06/25/46
(a)(c)
1,532 1,465,554
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-2, Class
A2C, (LIBOR USD 1 Month +
0.24%), 0.39%, 05/25/37
(c)
..... 4,923 3,692,099
Merrill Lynch Mortgage Investors
Trust
(c)
:
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.41%, 08/25/37 .......... 1,099 774,846
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
0.33%, 06/25/37 .......... 3,046 940,519
Mill City Solar Loan Ltd.
(a)
:
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 15,638 16,568,371
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 26,114 27,505,053
Morgan Stanley ABS Capital I, Inc.
Trust
(c)
:
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 1.02%,
09/25/35 ............... 10,206 6,729,509
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
2.05%, 02/25/47
(a)
......... 2,036 1,938,324
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
0.47%, 04/25/36
(c)
........... 3,185 2,522,295
Morgan Stanley Mortgage Loan Trust,
Series 2007-9SL, Class A, (LIBOR
USD 1 Month + 0.64%), 0.79%,
07/25/37
(c)
................ 2,528 2,465,361
Mosaic Solar Loan Trust
(a)
:
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 15,718 16,924,946
Series 2018-2GS, Class C, 5.97%,
02/22/44
(b)
.............. 3,526 3,507,927
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 24,390 26,218,260
Series 2020-1A, Class B, 3.10%,
04/20/46 ............... 3,946 4,123,909
Series 2020-2A, Class B, 2.21%,
08/20/46 ............... 7,068 7,012,073
Nationstar HECM Loan Trust, Series
2020-1A, Class M3, 2.82%,
09/25/30
(a)(c)
............... 3,529 3,545,613
Security
Par (000)
Par (000) Value
United States (continued)
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.56%,
04/25/37
(c)
................ USD 5,455 $ 4,940,882
Navient Private Education Loan Trust
(a)
:
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 15,386,639
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 11,189,748
Series 2020-IA, Class B, 2.95%,
04/15/69 ............... 7,120 7,124,024
Navient Private Education Refi Loan
Trust, Series 2020-FA, Class B,
2.69%, 07/15/69
(a)
........... 4,310 4,336,386
New Residential Mortgage Loan Trust,
Series 2020-NPL2, Class A1, 3.23%,
08/25/60
(a)(d)
............... 2,700 2,720,085
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.55%, 10/25/36
(a)(c)
... 329 322,270
Oakwood Mortgage Investors, Inc.
(c)
:
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 2,101 1,466,074
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,718 1,385,105
OneMain Financial Issuance Trust
(a)
:
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 15,164,275
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 9,034 9,288,951
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 23,647,779
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 13,611,251
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 11,391,400
Option One Mortgage Loan Trust:
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 0.88%,
11/25/35
(c)
.............. 6,618 5,883,642
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.29%,
02/25/37
(c)
.............. 2,190 1,654,395
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.36%, 03/25/37
(c)
......... 6,755 5,150,477
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(d)
......... 20,270 19,969,255
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(d)
......... 17,192 16,965,786
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(d)
......... 9,007 9,294,529
Origen Manufactured Housing Contract
Trust
(c)
:
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,888 3,821,757
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.36%,
10/15/37
(a)(b)
............. 4,295 4,209,573
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(d)
................ 5,324 5,166,251
Progress Residential Trust
(a)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ............... 6,995 7,079,165

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-SFR1, Class F, 4.78%,
03/17/35 ............... USD 4,287 $ 4,303,900
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ............... 2,873 2,911,774
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 965,632
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,715,458
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,869,993
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(d)
.......... 15,063 15,120,118
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.77%, 07/25/34
(c)
..... 3,564 3,015,351
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.48%), 0.63%, 11/25/36
(c)
...... 2,607 2,072,083
Regional Management Issuance
Trust
(a)
:
Series 2019-1, Class A, 3.05%,
11/15/28 ............... 25,860 26,216,498
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 9,340,020
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,166,809
Republic Finance Issuance Trust
(a)
:
Series 2019-A, Class A, 3.43%,
11/22/27 ............... 32,070 32,569,064
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 9,357,089
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,507,981
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,455,981
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.45%, 08/25/36
(c)
........... 903 895,283
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.44%, 01/25/47
(c)
3,219 2,814,590
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
1.15%, 10/25/35
(c)
........... 570 497,743
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.50%,
04/25/37
(a)(c)
............... 814 812,629
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,335 20,484,537
SG Mortgage Securities Trust
(c)
:
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.47%, 07/25/36 .......... 2,536 808,935
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.36%, 10/25/36 .......... 4,623 3,544,268
Signal Peak CLO 2 LLC
(a)(c)
:
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.72%,
04/20/29 ............... 23,708 23,239,122
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.12%,
04/20/29 ............... 14,000 13,712,219
Security
Par (000)
Par (000) Value
United States (continued)
SLM Private Credit Student Loan
Trust
(c)
:
Series 2005-A, Class A4, (LIBOR
USD 3 Month + 0.31%), 0.53%,
12/15/38 ............... USD 11,596 $ 11,196,251
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.55%,
06/15/39 ............... 23,510 22,491,260
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 0.62%,
06/15/39 ............... 5,805 5,749,810
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.51%,
06/15/39 ............... 25,941 24,931,951
Series 2006-B, Class A5, (LIBOR
USD 3 Month + 0.27%), 0.49%,
12/15/39 ............... 26,412 25,290,082
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.46%,
12/16/41 ............... 18,131 17,595,330
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.91%,
10/15/41
(a)(c)
............... 28,430 30,995,805
SMB Private Education Loan Trust
(a)
:
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 10,705,121
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,504,503
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 6,013,764
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 4,458 4,461,679
Series 2020-PTA, Class B, 2.50%,
09/15/54 ............... 11,625 11,414,468
Series 2020-PTB, Class B, 2.50%,
09/15/54 ............... 11,850 11,705,739
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 0.94%,
01/25/35
(c)
................ 126 119,871
SpringCastle America Funding LLC
(a)
:
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 20,924 21,077,034
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,625,054
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
19,425 20,465,574
Towd Point Mortgage Trust, Series
2019-SJ2, Class M1, 4.50%,
11/25/58
(a)(c)
............... 20,440 21,063,729
Tricon American Homes Trust
(a)
:
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,511,737
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,728,242
VCAT LLC, Series 2020-NPL1, Class
A1, 3.67%, 08/25/50
(a)(d)
....... 11,336 11,468,523
Vericrest Opportunity Loan Trust,
Series 2019-NPL2, Class A1, 3.97%,
02/25/49
(a)(d)
............... 1,697 1,700,802
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.28%, 07/25/37
(a)(c)
.... 5,774 5,241,375

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(c)
:
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.33%, 09/25/36 .......... USD 15,296 $ 6,869,157
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.30%,
10/25/36 ............... 5,404 4,491,228
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.55%, 06/25/37
(a)(c)
.... 6,338 2,623,747
2,232,944,575
Total Asset-Backed Securities — 12.9%
(Cost: $4,639,083,712) ........................... 4,591,163,872
Shares
Shares
Common Stocks — 4.3%
Brazil — 0.0%
Oi SA, ADR
(f)(g)
................ 1,054,375 2,140,381
Canada — 0.0%
Largo Resources Ltd.
(f)
.......... 1,184,743 1,284,426
Northern Graphite Corp.
(f)
........ 435,208 97,442
Sun Life Financial, Inc. .......... 7,765 345,232
1,727,100
China — 0.0%
KE Holdings, Inc., ADR
(f)(g)
........ 16,448 1,012,210
France — 0.3%
Arkema SA .................. 61,996 7,093,701
Cie de Saint-Gobain ............ 172,859 7,950,200
EssilorLuxottica SA ............ 46,101 7,184,122
LVMH Moet Hennessy Louis Vuitton SE 13,629 8,531,773
Safran SA
(f)
.................. 58,322 8,266,203
Sanofi ..................... 58,936 5,712,255
Social Capital Hedosophia Holdings
II Corp. (Acquired 12/16/20, cost
$13,670,000)
(f)(h)
............ 1,367,000 30,424,579
Societe Generale SA
(f)
.......... 1,317,910 27,397,529
TOTAL SE .................. 161,238 6,959,392
109,519,754
Germany — 0.3%
adidas AG
(f)
.................. 22,171 8,065,920
Allianz SE (Registered) .......... 85,335 20,964,504
BASF SE ................... 132,787 10,495,840
Brenntag AG ................. 150,033 11,666,796
Deutsche Telekom AG (Registered) . 353,618 6,454,448
Fresenius SE & Co. KGaA ........ 379,528 17,550,066
HeidelbergCement AG .......... 241,903 18,011,018
Siemens AG (Registered) ........ 44,202 6,367,142
Siemens Energy AG
(f)
........... 22,101 809,991
100,385,725
Ireland — 0.1%
Flutter Entertainment plc ......... 115,613 23,915,755
Italy — 0.1%
ACEA SpA .................. 222,414 4,673,138
Snam SpA .................. 95,089 537,024
Telecom Italia SpA ............. 1,898,532 989,260
Security
Shares
Shares Value
Italy (continued)
UniCredit SpA
(f)
............... 2,626,306 $ 24,606,910
30,806,332
Netherlands — 0.1%
Adyen NV
(a)(f)
................. 3,850 8,945,636
Akzo Nobel NV ............... 65,838 7,066,695
ASML Holding NV ............. 15,840 7,669,367
ING Groep NV ................ 1,970,103 18,317,713
ING Groep NV, ADR
(f)(g)
.......... 212,000 2,001,280
Koninklijke Philips NV
(f)
.......... 117,828 6,347,105
NXP Semiconductors NV ........ 55,537 8,830,938
59,178,734
Sweden — 0.1%
Volvo AB, Class B
(f)
............ 1,244,606 29,463,688
Switzerland — 0.0%
Roche Holding AG ............. 16,945 5,901,919
Taiwan — 0.0%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 71 7,742
United Kingdom — 0.5%
Arrival Ltd. Series A (Acquired 10/8/20,
cost $20,039,861)
(b)(f)(h)
........ 4,998,606 67,904,803
Arrow Global Group plc .......... 387,190 1,082,529
Barclays plc ................. 12,660,002 25,397,152
New Look Secured Issuer plc
(b)(f)
.... 18,329,433 250,655
THG Holdings plc
(f)
............. 7,419,050 79,135,297
173,770,436
United States — 2.8%
Adobe, Inc.
(f)
................. 694 347,083
Advanced Micro Devices, Inc.
(f)(g)
... 22,475 2,061,182
AES Corp. (The) .............. 14,972 351,842
Alaska Air Group, Inc. ........... 157,999 8,215,948
Alphabet, Inc., Class C
(f)
......... 198 346,872
Altice USA, Inc., Class A
(f)
........ 127,156 4,815,398
Amazon.com, Inc.
(f)
............ 893 2,908,439
Amgen, Inc. ................. 31,112 7,153,271
Analog Devices, Inc. ............ 22,816 3,370,608
Annaly Capital Management, Inc. ... 400,001 3,380,008
Apple, Inc. .................. 289,963 38,475,190
Applied Materials, Inc. .......... 284,200 24,526,460
Aptiv plc .................... 77,889 10,148,158
Bank of America Corp. .......... 1,331,237 40,349,793
Beazer Homes USA, Inc.
(f)
........ 103,779 1,572,252
BJ's Wholesale Club Holdings, Inc.
(f)(g)
220,001 8,201,637
Blackstone Group, Inc. (The), Class A 5,332 345,567
Broadcom, Inc. ............... 43,914 19,227,745
Caesars Entertainment, Inc.
(f)
...... 82,024 6,091,922
California Resources Corp.
(f)
...... 1,024,642 24,171,305
Capri Holdings Ltd.
(f)(g)
........... 299,997 12,599,874
Cathay Resources Corp.
(f)
........ 494,974 11,296,952
Century Communities, Inc.
(f)(g)
..... 143,340 6,275,425
Charter Communications, Inc., Class A
(f)
3,800 2,513,890
Cinemark Holdings, Inc. ......... 171,789 2,990,847
Citigroup, Inc. ................ 222,100 13,694,686
Concho Resources, Inc. ......... 67,639 3,946,736
ConocoPhillips ............... 284,200 11,365,158
Danaher Corp. ............... 1,567 348,093
Delta Air Lines, Inc. ............ 384,358 15,455,035
Devon Energy Corp. ............ 445,485 7,043,118
DexCom, Inc.
(f)
............... 944 349,016
DiamondRock Hospitality Co.
(f)
..... 961,321 7,930,898

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Shares
Shares Value
United States (continued)
dMY Technology Group, Inc. II, Class
A
(f)
...................... 87,408 $ 1,537,507
Dragoneer Growth Opportunities Corp.,
Class A
(f)
................. 443,471 5,884,860
Entergy Corp. ................ 3,506 350,039
FedEx Corp. ................. 1,337 347,125
Fisker Coachbuild LLC
(f)
......... 624,512 9,149,101
Forestar Group, Inc.
(f)
........... 236,909 4,780,824
Freeport-McMoRan, Inc. ......... 729,537 18,982,553
Goldman Sachs Group, Inc. (The) .. 128,163 33,797,865
Gores Holdings IV, Inc.
(f)
......... 3 42
HCA Healthcare, Inc. ........... 48,893 8,040,943
Healthcare Merger Corp. (Acquired
10/30/20, cost $6,250,000)
(f)(h)
... 625,000 4,861,889
Highland Transcend Partners I Corp.
(f)
84,082 882,861
Hilton Worldwide Holdings, Inc. .... 175,300 19,503,878
Home Depot, Inc. (The) ......... 72,900 19,363,698
Intuitive Surgical, Inc.
(f)
.......... 8,901 7,281,908
Johnson & Johnson ............ 207,852 32,711,748
JPMorgan Chase & Co. ......... 170,000 21,601,900
Jumpcloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,575)
(b)(f)(h)
.. 4,516,957 8,220,862
KINS TECHNOLOGY
(b)(f)
......... 249,500 1,085
KINS Technology Group, Inc.
(f)
..... 798,485 8,216,411
Lions Gate Entertainment Corp., Class
A
(f)
...................... 1,009,300 11,475,741
Lions Gate Entertainment Corp., Class
B
(f)
...................... 50,000 519,000
Lowe's Cos., Inc. .............. 35,590 5,712,551
Marathon Oil Corp. ............. 399,900 2,667,333
McDonald's Corp. ............. 28,000 6,008,240
Merck & Co., Inc. .............. 8,591 702,744
Microchip Technology, Inc. ........ 54,607 7,541,773
Micron Technology, Inc.
(f)(g)
........ 152,695 11,479,610
Microsoft Corp. ............... 25,719 5,720,420
Neon Parent, Inc.
(b)(f)
............ 18,757 6,767,944
Netflix, Inc.
(f)
................. 634 342,823
NVIDIA Corp. ................ 71,750 37,467,850
Park Hotels & Resorts, Inc. ....... 453,362 7,775,158
PayPal Holdings, Inc.
(f)
.......... 83,986 19,669,521
Penn National Gaming, Inc.
(f)(g)
..... 217,048 18,746,436
Pioneer Energy Services Corp.
(b)(f)
... 32,629 1,267,082
Pioneer Natural Resources Co. .... 147,314 16,777,591
PubMatic, Inc., Class A
(f)(g)
........ 28,984 810,393
QUALCOMM, Inc. ............. 2,273 346,269
Quest Diagnostics, Inc. .......... 75,000 8,937,750
Raytheon Technologies Corp. ..... 69,900 4,998,549
Reinvent Technology Partners Z
(f)
... 37,026 421,356
Rockwell Automation, Inc. ........ 1,388 348,124
Seagen, Inc.
(f)
................ 1,958 342,924
Sempra Energy ............... 4,062 517,539
Service Properties Trust ......... 956,825 10,993,919
ServiceNow, Inc.
(f)
............. 632 347,872
Simply Good Foods Co. (The)
(f)(g)
... 482,076 15,117,903
Southwest Airlines Co. .......... 320,001 14,915,247
Starbucks Corp. ............... 190,002 20,326,414
Sunstone Hotel Investors, Inc. ..... 662,106 7,501,661
Target Hospitality Corp.
(f)
......... 314,104 496,284
Taylor Morrison Home Corp.
(f)
..... 564,370 14,476,091
Tesla, Inc.
(f)
.................. 487 343,661
Texas Instruments, Inc. .......... 67,841 11,134,743
Toll Brothers, Inc. .............. 479,600 20,848,212
Union Pacific Corp. ............ 29,900 6,225,778
United Parcel Service, Inc., Class B . 74,900 12,613,160
United States Steel Corp. ........ 560,001 9,391,217
Security
Shares
Shares Value
United States (continued)
UnitedHealth Group, Inc. ......... 12,875 $ 4,515,005
US Bancorp ................. 538,400 25,084,056
Vantage Drilling Co.
(f)
........... 1,556,671 4,047
Veeva Systems, Inc., Class A
(f)
..... 1,270 345,758
Visa, Inc., Class A ............. 69,900 15,289,227
Vistra Corp. ................. 293,239 5,765,079
Walmart, Inc. ................. 181,729 26,196,235
Walt Disney Co. (The)
(f)
.......... 22,000 3,985,960
Western Digital Corp. ........... 405,050 22,435,720
Workday, Inc., Class A
(f)
......... 1,429 342,403
Wynn Resorts Ltd. ............. 146,428 16,521,471
Xenia Hotels & Resorts, Inc. ...... 529,910 8,054,632
Xilinx, Inc. ................... 84,591 11,992,466
Xl Fleet Corp. (Acquired 12/21/20, cost
$6,019,000)
(f)(h)
............. 601,900 13,965,685
983,982,134
Total Common Stocks — 4.3%
(Cost: $1,207,762,840) ........................... 1,521,811,910
Par (000)
Pa r (000)
Corporate Bonds — 30.4%
Argentina — 0.1%
Generacion Mediterranea SA, 9.63%
,
07/27/23
(a)
................ USD 19,029 11,744,461
Genneia SA, 8.75%
,
01/20/22
(a)
.... 3,770 3,413,617
Stoneway Capital Corp.
(f)(i)
:
10.00%, 03/01/27
(a)
.......... 22,987 9,058,345
10.00%, 03/01/27 ........... 21,057 8,297,580
32,514,003
Australia — 0.2%
Australia & New Zealand Banking
Group Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.70%), 2.57%
,
11/25/35
(a)(c)
11,211 11,437,134
FMG Resources Pty. Ltd.
(a)
:
4.75%, 05/15/22 ............ 3,746 3,853,697
5.13%, 03/15/23 ............ 2,515 2,656,469
5.13%, 05/15/24 ............ 4,285 4,649,225
4.50%, 09/15/27 ............ 1,134 1,259,863
Glencore Funding LLC, 0.00%
,
03/27/25
(j)(k)
................ 3,800 3,500,348
LFR Finance Pty. Ltd., 0.00%
,
10/30/27 16,312 16,049,506
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 12,000 12,847,759
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(c)
................ 2,817 3,098,800
Santos Finance Ltd., 5.25%
,
03/13/29 13,300 14,882,734
Westpac Banking Corp.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.75%), 2.67%, 11/15/35
(c)
... 4,272 4,400,843
2.96%, 11/16/40 ............ 2,796 2,977,388
81,613,766
Austria — 0.2%
ams AG:
0.00%, 03/05/25
(j)(k)
.......... EUR 3,200 2,896,832
6.00%, 07/31/25 ............ 5,546 7,171,963
2.13%, 11/03/27
(j)
........... 18,900 23,060,555

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Austria (continued)
BAWAG Group AG
(c)
:
(EUR Swap Annual 5 Year +
4.42%), 5.00%
(l)
.......... EUR 3,800 $ 4,733,955
(EUR Swap Annual 5 Year +
2.30%), 2.38%, 03/26/29 .... 8,500 10,693,531
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(c)(l)
1,200 1,635,846
Lenzing AG, (EUR Swap Annual 5 Year
+ 11.21%), 5.75%
(c)(l)
......... 13,000 16,211,784
66,404,466
Belgium — 0.2%
Anheuser-Busch InBev SA/NV, 3.70%
,
04/02/40 ................. 6,900 11,901,752
Argenta Spaarbank NV, 1.00%
,
10/13/26 ................. 4,700 5,857,716
House of Finance NV (The), 4.38%
,
07/15/26 ................. 1,000 1,216,482
Solvay Finance SACA, (EUR Swap
Annual 5 Year + 3.70%), 5.42%
(c)(l)
4,690 6,344,318
Solvay SA, (EUR Swap Annual 5 Year +
2.98%), 2.50%
(c)(l)
............ 23,200 29,050,837
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 3,199,500
57,570,605
Brazil — 0.6%
Azul Investments LLP, 5.88%
,
10/26/24
(a)
................ 6,177 5,761,983
Banco Bradesco SA, 3.20%
,
01/27/25
(a)
1,291 1,349,095
Banco do Brasil SA
(a)
:
5.38%, 01/15/21 ............ 4,334 4,344,402
5.88%, 01/26/22 ............ 5,020 5,252,175
Banco Votorantim SA, 4.00%
,
09/24/22
(a)
................ 5,500 5,689,063
Braskem Netherlands Finance BV
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81 .... 2,967 3,309,132
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)
... 11,992 13,374,828
BRF GmbH:
4.35%, 09/29/26
(a)
........... 10,946 11,534,348
4.35%, 09/29/26 ............ 904 952,590
BRF SA:
4.88%, 01/24/30
(a)
........... 2,000 2,170,625
4.88%, 01/24/30 ............ 2,775 3,011,742
5.75%, 09/21/50
(a)
........... 10,790 11,973,528
Embraer Netherlands Finance BV:
5.40%, 02/01/27 ............ 3,232 3,427,940
6.95%, 01/17/28
(a)
........... 8,407 9,499,910
Embraer Overseas Ltd., 5.70%
,
09/16/23 ................. 4,558 4,832,904
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(j)
................ 2,589 2,246,205
Gol Finance SA, 7.00%
,
01/31/25
(a)
.. 20,152 18,067,528
Itau Unibanco Holding SA
(a)
:
2.90%, 01/24/23 ............ 18,000 18,427,500
5.13%, 05/13/23 ............ 1,424 1,519,675
3.25%, 01/24/25 ............ 13,596 14,223,455
JSL Europe SA, 7.75%
,
07/26/24 ... 3,310 3,489,981
Minerva Luxembourg SA, 6.50%
,
09/20/26
(a)
................ 1,431 1,500,314
Security
Par (000)
Par (000) Value
Brazil (continued)
Odebrecht Offshore Drilling Finance
Ltd., 1.00%
,
(1.00% Cash or 7.72%
PIK), 12/01/26
(a)(m)
........... USD 4 $ 390
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(m)
............ 17,775 18,924,820
Petrobras Global Finance BV:
4.38%, 05/20/23 ............ 601 640,065
5.30%, 01/27/25 ............ 3,833 4,328,894
7.38%, 01/17/27 ............ 475 589,000
6.00%, 01/27/28 ............ 388 453,960
5.09%, 01/15/30 ............ 15,211 16,960,265
5.60%, 01/03/31 ............ 4,283 4,904,035
6.75%, 06/03/50 ............ 3,673 4,548,781
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 7,039 7,445,942
Suzano Austria GmbH, 3.75%
,
01/15/31 ................. 5,628 5,965,680
Usiminas International SARL, 5.88%
,
07/18/26
(a)
................ 900 976,219
Vale Overseas Ltd., 3.75%
,
07/08/30 13,956 15,504,244
227,201,218
Canada — 0.5%
1011778 BC ULC
(a)
:
4.25%, 05/15/24 ............ 12,948 13,206,960
5.75%, 04/15/25 ............ 4,574 4,894,180
3.88%, 01/15/28 ............ 1,414 1,436,299
4.38%, 01/15/28 ............ 1,374 1,415,220
Air Canada Pass-Through Trust
(a)
:
Series 2015-2, Class B, 5.00%,
12/15/23 ............... 11,177 11,043,852
Series 2013-1, Class A, 4.13%,
05/15/25 ............... 1,565 1,508,214
ARI FCP Investments LP
(b)(c)
:
(LIBOR USD 1 Month + 2.90%),
3.05%, 01/06/25 .......... 6,950 6,846,092
(LIBOR USD 1 Month + 2.90%),
3.05%, 01/30/25 .......... 3,143 3,079,711
Bombardier, Inc.
(a)
:
8.75%, 12/01/21 ............ 9,360 9,734,400
5.75%, 03/15/22 ............ 4,875 4,973,816
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27
(a)
........... 18,458 19,634,698
GFL Environmental, Inc., 5.13%
,
12/15/26
(a)
................ 513 545,704
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(b)
......... 22,975 21,915,807
Kronos Acquisition Holdings, Inc.,
9.00%
,
08/15/23
(a)
........... 10,404 10,658,898
Mattamy Group Corp.
(a)
:
5.25%, 12/15/27 ............ 8,554 9,045,855
4.63%, 03/01/30 ............ 8,363 8,864,780
NOVA Chemicals Corp.
(a)
:
5.25%, 08/01/23 ............ 21,874 21,983,370
4.88%, 06/01/24 ............ 16,606 17,290,997
168,078,853
Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3
Month + 5.00%), 6.00%
,
02/12/23
(a)(c)
7,296 7,249,905
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(k)
........... 2,242 1,702,310
8,952,215

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Chile — 0.2%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. USD 245 $ 247,144
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29
(a)
........... 6,175 6,970,031
4.20%, 01/29/30 ............ 596 672,363
Colbun SA, 3.15%
,
03/06/30
(a)
..... 2,646 2,853,546
Embotelladora Andina SA, 3.95%
,
01/21/50
(a)
................ 8,926 10,055,697
Empresa Nacional de
Telecomunicaciones SA, 4.75%
,
08/01/26
(a)
................ 9,000 10,065,937
Enel Americas SA, 4.00%
,
10/25/26 . 735 823,430
GNL Quintero SA, 4.63%
,
07/31/29 .. 743 824,033
Inversiones CMPC SA, 4.38%
,
05/15/23
(a)
................ 3,000 3,190,875
Kenbourne Invest SA, 6.88%
,
11/26/24
(a)
................ 15,551 16,858,256
Latam Finance Ltd.
(f)(i)
:
6.88%, 04/11/24
(a)
........... 1,697 852,742
6.88%, 04/11/24 ............ 3,000 1,507,500
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 5,804 6,174,005
VTR Comunicaciones SpA, 5.13%
,
01/15/28
(a)
................ 1,377 1,465,644
62,561,203
China — 2.3%
21Vianet Group, Inc., 7.88%
,
10/15/21 5,025 5,125,500
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87%
(c)(l)
......... 2,602 2,663,797
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(c)(l)
......... 2,300 2,455,969
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(c)(l)
......... 2,900 3,035,031
6.05%, 10/13/25 ............ 2,190 2,246,119
ANLLIAN Capital Ltd., 0.00%
,
02/05/25
(j)(k)
................ EUR 8,300 12,380,568
Baozun, Inc., 1.63%
,
05/01/24
(j)
.... USD 2,577 2,474,199
Beijing Environment Bvi Co. Ltd.,
5.30%
,
10/18/21 ............ 7,725 7,889,156
Bi Hai Co. Ltd., 6.25%
,
03/05/22 .... 4,575 4,490,648
Bright Scholar Education Holdings Ltd.,
7.45%
,
07/31/22 ............ 200 207,000
CCTI Ltd., 3.63%
,
08/08/22 ....... 18,215 18,471,148
Central China Real Estate Ltd.:
6.50%, 03/05/21 ............ 1,670 1,674,275
6.75%, 11/08/21 ............ 3,925 3,965,820
6.88%, 08/08/22 ............ 200 204,500
7.25%, 04/24/23 ............ 400 409,000
7.25%, 08/13/24 ............ 2,630 2,628,356
Central Huijin Investment Ltd., 3.83%
,
05/22/24 ................. CNY 120,000 18,627,602
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 ............ USD 6,118 6,007,111
7.13%, 04/08/22 ............ 300 276,750
8.60%, 04/08/24 ............ 2,617 2,257,163
China Aoyuan Group Ltd.:
4.80%, 02/18/21 ............ 8,000 7,980,000
7.50%, 05/10/21 ............ 200 201,992
8.50%, 01/23/22 ............ 200 204,500
7.95%, 02/19/23 ............ 16,782 17,767,942
Security
Par (000)
Par (000) Value
China (continued)
6.35%, 02/08/24 ............ USD 6,200 $ 6,471,250
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(f)(i)
.... CNY 2,990 25,285
China Conch Venture Holdings
International Ltd., 0.00%
,
09/05/23
(j)
(k)
...................... HKD 51,000 7,609,636
China Construction Bank Corp.
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.88%), 4.25%, 02/27/29 .... USD 8,470 9,102,603
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.15%), 2.45%, 06/24/30 .... 20,050 20,469,797
China Development Bank Financial
Leasing Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.75%), 2.88%
,
09/28/30
(c)
7,800 7,983,188
China Education Group Holdings Ltd.,
2.00%
,
03/28/24
(j)
........... HKD 73,000 11,312,817
China Evergrande Group:
9.50%, 04/11/22 ............ USD 200 190,125
11.50%, 01/22/23 ........... 770 731,740
4.25%, 02/14/23
(j)
........... HKD 197,000 24,949,770
10.00%, 04/11/23 ........... USD 4,707 4,312,789
7.50%, 06/28/23 ............ 4,000 3,441,250
12.00%, 01/22/24 ........... 10,635 10,093,280
10.50%, 04/11/24 ........... 200 180,812
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(c)(l)
....... 14,775 15,107,438
China Oil & Gas Group Ltd., 5.50%
,
01/25/23 ................. 200 205,688
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(c)(l)
................. 11,945 12,221,228
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ............ 7,200 7,546,500
7.38%, 04/09/24 ............ 4,549 4,829,048
China Shuifa Singyes Energy Holdings
Ltd., 2.00%
,
(2.00% Cash or 6.00%
PIK), 12/19/22
(m)
............ 1,119 1,012,675
China Southern Power Grid Co. Ltd.,
3.85%
,
07/17/24 ............ CNY 20,000 3,096,911
Chinalco Capital Holdings Ltd.:
4.25%, 04/21/22 ............ USD 11,875 12,045,703
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.79%), 4.10%
(c)(l)
......... 6,285 6,432,305
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(c)(l)
250 253,906
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ............ 500 535,156
6.45%, 11/07/24 ............ 200 215,438
5.25%, 05/13/26 ............ 4,220 4,399,350
CITIC Ltd., 2.85%
,
02/25/30 ...... 9,010 9,367,584
CMB International Leasing
Management Ltd., 2.75%
,
08/12/30 8,399 8,183,776
Coastal Emerald Ltd.:
3.95%, 08/01/22 ............ 6,010 6,084,644
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
7.45%), 4.30%
(c)(l)
......... 10,420 10,514,431

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
China (continued)
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ............ USD 200 $ 215,500
5.40%, 05/27/25 ............ 6,665 7,204,448
6.15%, 09/17/25 ............ 200 221,750
Easy Tactic Ltd.:
8.75%, 01/10/21 ............ 200 199,720
9.13%, 07/28/22 ............ 200 192,000
8.13%, 02/27/23 ............ 200 182,000
8.63%, 02/27/24 ............ 6,600 5,822,438
ENN Clean Energy International
Investment Ltd., 7.50%
,
02/27/21 . 200 200,500
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(j)
...... EUR 7,400 5,924,050
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 ............ USD 5,285 5,306,470
6.95%, 12/17/21 ............ 3,180 3,192,657
11.75%, 04/17/22 ........... 2,120 2,233,950
7.95%, 07/05/22 ............ 5,938 5,960,268
Fortune Star BVI Ltd.:
6.75%, 07/02/23 ............ 400 420,875
5.95%, 10/19/25 ............ 5,165 5,403,881
Franshion Brilliant Ltd., 4.25%
,
07/23/29 ................. 8,695 8,800,970
Gemdale Ever Prosperity Investment
Ltd., 4.95%
,
07/26/22 ......... 200 203,120
Golden Eagle Retail Group Ltd., 4.63%
,
05/21/23
(a)
................ 200 202,000
Greenland Global Investment Ltd.:
7.25%, 03/12/22 ............ 200 196,625
5.60%, 11/13/22 ............ 200 188,938
6.25%, 12/16/22 ............ 210 206,325
Guojing Capital BVI Ltd., 3.95%
,
12/11/22 .................. 5,739 5,898,616
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24 .. 200 208,312
Hilong Holding Ltd., 8.25%
,
09/26/22
(f)(i)
2,275 1,763,125
Hopson Capital International Group Co.
Ltd., 6.00%
,
02/17/21 ......... 8,000 8,000,000
Hopson Development Holdings Ltd.,
7.50%
,
06/27/22 ............ 300 305,906
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(f)(i)
................ 3,193 1,117,550
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.98%), 4.25%
(c)(l)
......... 5,395 5,537,968
4.50%, 05/29/29 ............ 14,204 15,744,246
3.63%, 09/30/30 ............ 8,120 8,516,943
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 ............ 19,500 20,296,768
3.88%, 11/13/29 ............ 13,985 14,867,803
Huarong Finance II Co. Ltd., 5.00%
,
11/19/25 .................. 12,250 13,785,078
Jingrui Holdings Ltd., 9.45%
,
04/23/21 7,000 6,925,625
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 ............ 5,515 5,515,000
11.25%, 04/09/22 ........... 200 208,437
8.50%, 06/30/22 ............ 4,146 4,241,876
11.95%, 10/22/22 ........... 6,200 6,558,438
11.50%, 01/30/23 ........... 200 209,250
10.88%, 07/23/23 ........... 200 208,563
9.38%, 06/30/24 ............ 11,148 10,796,141
Security
Par (000)
Par (000) Value
China (continued)
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(c)(l)
................. USD 4,946 $ 4,303,020
Knight Castle Investments Ltd., 7.99%
,
01/23/21 ................. 6,000 4,380,000
KWG Group Holdings Ltd.:
7.88%, 08/09/21 ............ 200 204,750
7.88%, 09/01/23 ............ 200 209,500
7.40%, 03/05/24 ............ 200 213,562
6.30%, 02/13/26 ............ 1,470 1,493,888
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(c)(l)
................. 7,900 8,040,719
Logan Group Co. Ltd.:
6.50%, 07/16/23 ............ 400 415,500
5.25%, 10/19/25 ............ 3,355 3,489,200
4.85%, 12/14/26 ............ 200 203,500
Longfor Group Holdings Ltd., 3.95%
,
09/16/29 ................. 5,470 5,921,275
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(j)
................. 11,860 11,222,260
Meituan Dianping:
2.13%, 10/28/25 ............ 4,110 4,176,456
3.05%, 10/28/30 ............ 5,345 5,568,822
New Metro Global Ltd.:
6.50%, 04/23/21 ............ 300 301,968
4.80%, 12/15/24 ............ 2,910 2,942,738
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(f)(i)
................ HKD 8,000 103,193
Ocean Laurel Co. Ltd., 2.38%
,
10/20/25 USD 4,345 4,301,705
Pearl Holding III Ltd., 9.50%
,
12/11/22 7,000 1,052,160
PetroChina Co. Ltd.:
3.66%, 02/22/24 ............ CNY 60,000 9,267,667
3.96%, 04/23/24 ............ 100,000 15,590,280
Pinduoduo, Inc., 0.00%
,
12/01/25
(j)(k)
. USD 961 1,185,188
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22 ............ 5,860 6,116,375
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22 ................. 9,232 1,569,440
Redsun Properties Group Ltd.:
11.50%, 03/04/21 ........... 8,000 8,090,000
9.95%, 04/11/22 ............ 300 314,250
RKPF Overseas 2019 A Ltd., 6.70%
,
09/30/24 ................. 200 211,438
Rongshi International Finance Ltd.,
3.75%
,
05/21/29 ............ 17,935 20,081,595
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ........... 2,830 2,939,663
8.75%, 10/25/22 ............ 5,260 5,440,812
8.95%, 01/22/23 ............ 1,280 1,335,600
Scenery Journey Ltd.:
11.50%, 10/24/22 ........... 4,630 4,289,984
13.00%, 11/06/22 ........... 200 193,438
Seazen Group Ltd.:
7.50%, 01/22/21 ............ 7,100 7,119,969
6.45%, 06/11/22 ............ 200 205,750
6.00%, 08/12/24 ............ 2,000 2,080,000
Shanghai Port Group BVI Holding Co.
Ltd., 0.00%
,
08/09/22
(j)(k)
....... 737 749,385
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ............ 300 327,750

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
China (continued)
4.60%, 07/13/30 ............ USD 8,359 $ 9,038,169
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ............ 300 304,875
6.15%, 08/24/24 ............ 2,760 2,829,000
Sino-Ocean Land Treasure IV Ltd.:
5.25%, 04/30/22 ............ 4,795 4,971,328
4.75%, 08/05/29 ............ 6,888 7,185,045
Sinopec Group Overseas Development
2018 Ltd., 2.70%
,
05/13/30
(a)
.... 344 356,793
Sunac China Holdings Ltd.:
7.88%, 02/15/22 ............ 200 204,750
7.25%, 06/14/22 ............ 200 206,187
7.95%, 10/11/23 ............ 200 212,375
6.65%, 08/03/24 ............ 6,400 6,632,000
Sunny Express Enterprises Corp.,
3.13%
,
04/23/30 ............ 9,475 9,964,239
Tencent Holdings Ltd.:
2.39%, 06/03/30
(a)
........... 773 791,600
3.24%, 06/03/50 ............ 16,125 16,669,219
Times China Holdings Ltd.:
5.75%, 04/26/22 ............ 5,000 5,076,000
6.75%, 07/16/23 ............ 500 522,969
Union Life Insurance Co. Ltd., 3.00%
,
09/19/21 ................. 4,289 3,860,100
Vanke Real Estate Hong Kong Co. Ltd.,
3.15%
,
05/12/25 ............ 13,800 14,438,250
Wanda Group Overseas Ltd., 7.50%
,
07/24/22 ................. 5,820 5,659,950
Weichai International Hong Kong
Energy Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%),
3.75%
(c)(l)
................. 6,329 6,416,024
Xiaomi Best Time International Ltd.,
0.00%
,
12/17/27
(j)(k)
.......... 2,400 3,012,000
Yango Justice International Ltd.:
6.80%, 03/11/21 ............ 7,925 7,925,000
10.00%, 02/12/23 ........... 300 323,906
7.50%, 02/17/25 ............ 2,628 2,693,700
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ............ 400 416,000
6.80%, 02/27/24 ............ 6,415 6,757,802
Yingde Gases Investment Ltd., 6.25%
,
01/19/23
(a)
................ 200 206,125
Yuzhou Group Holdings Co. Ltd.:
6.38%, 03/06/21 ............ 200 200,968
8.50%, 02/04/23 ............ 300 323,250
6.00%, 10/25/23 ............ 6,795 6,954,258
8.50%, 02/26/24 ............ 7,300 7,893,125
7.38%, 01/13/26 ............ 9,292 9,895,980
Zhenro Properties Group Ltd.:
5.60%, 02/28/21 ............ 3,245 3,245,000
9.15%, 03/08/22 ............ 200 206,750
9.15%, 05/06/23 ............ 6,555 6,964,688
ZhongAn Online P&C Insurance Co.
Ltd.:
3.13%, 07/16/25 ............ 4,550 4,532,433
3.50%, 03/08/26 ............ 7,800 7,895,062
Zhou Hei Ya International Holdings Co.
Ltd., 1.00%
,
11/05/25
(j)
........ HKD 20,000 2,631,426
828,823,545
Security
Par (000)
Par (000) Value
Colombia — 0.2%
Avianca Holdings SA
(c)
:
(LIBOR USD 6 Month + 0.00%),
0.99%, 11/10/21 .......... USD 1,141 $ 1,141,000
(LIBOR USD 3 Month + 10.50%),
11.00%, 11/10/21
(a)
........ 10,705 9,955,650
Bancolombia SA:
3.00%, 01/29/25 ............ 519 539,760
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.94%), 4.62%, 12/18/29
(c)
... 765 803,250
Geopark Ltd., 6.50%
,
09/21/24
(a)
... 2,573 2,665,467
Grupo Aval Ltd.:
4.75%, 09/26/22 ............ 4,000 4,188,750
4.38%, 02/04/30
(a)
........... 17,443 18,549,540
Millicom International Cellular SA:
6.63%, 10/15/26
(a)
........... 6,000 6,446,250
5.13%, 01/15/28 ............ 2,778 2,948,152
5.13%, 01/15/28
(a)
........... 771 818,224
4.50%, 04/27/31
(a)
........... 12,405 13,370,264
Oleoducto Central SA, 4.00%
,
07/14/27
(a)
................ 7,375 7,997,266
Promigas SA ESP:
3.75%, 10/16/29
(a)
........... 3,425 3,644,414
3.75%, 10/16/29 ............ 5,000 5,320,313
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 733 806,300
79,194,600
Congo, Democratic Republic of the — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 13,649 14,681,206
Cyprus — 0.0%
ASG Finance Designated Activity Co.,
7.88%
,
12/03/24
(a)
........... 18,631 16,069,237
Denmark — 0.0%
Nassa Topco A/S, 2.88%
,
04/06/24 .. EUR 3,500 4,479,944
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.12%
(c)(l)
1,400 1,800,101
6,280,045
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 2,889 3,003,657
Finland — 0.1%
Citycon OYJ, (EUR Swap Annual 5
Year + 4.71%), 4.50%
(c)(l)
....... EUR 2,642 3,210,654
Metso Outotec OYJ, 0.88%
,
05/26/28 1,620 1,995,773
OP Corporate Bank plc, (EUR Swap
Annual 5 Year + 2.00%), 1.63%
,
06/09/30
(c)
................ 14,700 18,637,975
23,844,402
France — 1.1%
Accor SA:
(EUR Swap Annual 5 Year +
4.56%), 4.37%
(c)(l)
......... 5,500 6,680,790
0.70%, 12/07/27
(j)
........... 15,942 10,071,300
Adevinta ASA:
2.63%, 11/15/25 ............ 2,173 2,713,048
3.00%, 11/15/27 ............ 4,220 5,327,552
Airbus SE:
2.38%, 06/09/40 ............ 11,180 16,218,521
Altice France SA:
2.50%, 01/15/25 ............ 10,887 13,027,318
2.13%, 02/15/25 ............ 6,219 7,314,057

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
France (continued)
7.38%, 05/01/26
(a)
........... USD 20,433 $ 21,505,732
5.88%, 02/01/27 ............ EUR 24,757 32,175,493
8.13%, 02/01/27
(a)
........... USD 5,264 5,803,613
5.50%, 01/15/28
(a)
........... 5,662 5,919,678
4.13%, 01/15/29 ............ EUR 20,956 26,087,315
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(c)(l)
.......... 2,300 2,779,500
BNP Paribas SA
(l)
:
6.50% ................... USD 334 337,340
(LIBOR USD 6 Month + 0.08%),
0.34%
(c)
................ 1,090 902,923
(EUR Swap Annual 5 Year +
5.23%), 6.12%
(c)
.......... EUR 1,218 1,577,248
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(c)
............... USD 4,000 4,365,000
(USD Swap Rate 5 Year + 4.15%),
6.63%
(c)
................ 800 873,000
(USD Swap Semi 5 Year + 5.15%),
7.38%
(c)
................ 7,515 8,693,878
Burger King France SAS, 6.00%
,
05/01/24 ................. EUR 600 745,539
Carrefour SA, 0.00%
,
06/14/23
(j)(k)
... USD 2,600 2,516,191
Casino Guichard Perrachon SA
(c)(l)
:
(EURIBOR Swap Rate 10 Year +
1.00%), 0.70% ........... EUR 1,511 528,467
(EUR Swap Annual 5 Year +
3.82%), 3.56% ........... 5,900 3,583,628
Cie Generale des Etablissements
Michelin SCA, 0.00%
,
01/10/22
(j)(k)
USD 2,600 2,586,204
CMA CGM SA:
6.50%, 07/15/22 ............ EUR 1,779 2,205,915
7.50%, 01/15/26 ............ 2,973 3,886,203
Credit Agricole Assurances SA:
(EUR Swap Annual 5 Year +
4.50%), 4.25%
(c)(l)
......... 10,500 14,340,949
2.00%, 07/17/30 ............ 5,400 7,057,203
Credit Agricole SA
(c)(l)
:
(USD Swap Semi 5 Year + 4.32%),
6.87%
(a)
................ USD 1,800 1,996,866
(GBP Swap 5 Year + 4.54%), 7.50% GBP 4,013 6,558,168
Credit Lyonnais SACA, Series TMO,
(BFRTMO - 0.30%), 0.00%
(c)(l)
... EUR 1,890 1,960,226
Faurecia SE:
3.75%, 06/15/28 ............ 2,311 2,960,866
Getlink SE, 3.50%
,
10/30/25 ...... 5,184 6,528,344
Loxam SAS:
3.50%, 04/15/22 ............ 235 289,241
3.50%, 05/03/23 ............ 1,315 1,614,502
4.25%, 04/15/24 ............ 1,226 1,520,359
3.25%, 01/14/25 ............ 2,729 3,329,715
3.75%, 07/15/26 ............ 6,422 7,945,466
Novafives SAS, 5.00%
,
06/15/25 ... 2,547 2,707,042
Orano SA:
3.38%, 04/23/26 ............ 800 1,063,031
2.75%, 03/08/28 ............ 8,100 10,377,269
Picard Groupe SAS, (EURIBOR 3
Month + 3.00%), 3.00%
,
11/30/23
(c)
10,957 13,352,155
Quatrim SASU, 5.88%
,
01/15/24 ... 1,021 1,292,395
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(c)
. 3,200 3,940,554
Renault SA, 2.38%
,
05/25/26 ...... 1,600 1,976,630
Rubis Terminal Infra SAS, 5.63%
,
05/15/25 ................. 8,742 11,378,114
Security
Par (000)
Par (000) Value
France (continued)
Societe Generale SA
(c)(l)
:
(USD Swap Semi 5 Year + 6.24%),
7.38% ................. USD 6,000 $ 6,144,180
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)
................ 3,800 4,460,250
(USD Swap Rate 5 Year + 5.87%),
8.00% ................. 1,000 1,173,750
(USD Swap Semi 5 Year + 3.93%),
6.75% ................. 3,000 3,361,110
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)
.......... 15,000 15,905,550
SPIE SA, 2.63%
,
06/18/26 ....... EUR 1,300 1,661,200
Suez SA, (EURIBOR Swap Rate 5 Year
+ 2.15%), 1.63%
(c)(l)
.......... 1,200 1,456,085
Terega SASU, 0.63%
,
02/27/28 .... 10,700 12,910,874
Tereos Finance Groupe I SA:
4.13%, 06/16/23 ............ 1,100 1,314,762
7.50%, 10/30/25 ............ 3,321 4,291,194
TOTAL SE, Series FP, 0.50%
,
12/02/22
(j)
................. USD 6,800 6,957,765
Valeo SA, 0.00%
,
06/16/21
(j)(k)
..... 5,400 5,363,278
Veolia Environnement SA
(c)(l)
:
(EUR Swap Annual 5 Year +
2.71%), 2.25% ........... EUR 16,700 20,758,582
(EUR Swap Annual 5 Year +
2.84%), 2.50% ........... 21,500 26,528,130
402,901,258
Germany — 1.2%
ADLER Group SA:
3.25%, 08/05/25 ............ 11,100 14,114,932
2.75%, 11/13/26 ............ 2,100 2,626,379
ADLER Real Estate AG, 3.00%
,
04/27/26 ................. 5,700 7,321,324
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.50%
(a)(c)(l)
...... USD 8,000 8,150,000
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(c)(l)
....... EUR 2,800 3,574,548
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(c)(l)
....... USD 5,000 5,217,500
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(c)(l)
EUR 12,000 15,227,867
Bayer AG:
1.38%, 07/06/32 ............ 14,400 18,755,103
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74
(c)
... 2,070 2,702,671
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79
(c)
... 9,800 12,151,753
(EUR Swap Annual 5 Year +
3.11%), 3.13%, 11/12/79
(c)
.... 2,400 3,074,893
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(c)
........... 11,100 13,994,516
CeramTec BondCo GmbH, 5.25%
,
12/15/25 ................. 3,643 4,530,579
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ............ 6,695 8,199,394
4.38%, 01/15/28 ............ 7,135 8,926,017
Commerzbank AG
(c)
:
(EUR Swap Annual 5 Year +
6.36%), 6.12%
(l)
.......... 8,000 10,420,675
(EUR Swap Annual 5 Year +
4.35%), 4.00%, 12/05/30 .... 1,300 1,733,987

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Germany (continued)
Consus Real Estate AG, 9.63%
,
05/15/24 ................. EUR 1,627 $ 2,131,211
Conti-Gummi Finance BV, 2.13%
,
11/27/23 .................. 2,900 3,743,980
Continental AG, 2.50%
,
08/27/26 ... 3,050 4,156,315
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24 .... 8,600 10,226,599
Deutsche Bank AG
(c)
:
(SOFR + 2.16%), 2.22%, 09/18/24 USD 4,732 4,867,992
(SOFR + 1.87%), 2.13%, 11/24/26 5,034 5,151,988
Deutsche Pfandbriefbank AG, 4.60%
,
02/22/27 ................. EUR 300 372,890
Fraport AG Frankfurt Airport Services
Worldwide, 2.13%
,
07/09/27 .... 10,970 14,306,102
Fresenius Medical Care AG & Co.
KGaA, 1.50%
,
05/29/30 ....... 3,765 4,984,096
Fresenius Medical Care US Finance III,
Inc., 2.38%
,
02/16/31
(a)
........ USD 10,000 10,163,525
HT Troplast GmbH, 9.25%
,
07/15/25 . EUR 1,043 1,410,518
IHO Verwaltungs GmbH
(m)
:
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25 ............... 2,928 3,643,502
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(c)
.............. 4,493 5,694,553
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 800 848,000
IKB Deutsche Industriebank AG, (EUR
Swap Annual 5 Year + 3.62%),
4.00%
,
01/31/28
(c)
........... EUR 4,500 5,380,330
Infineon Technologies AG, (EUR Swap
Annual 5 Year + 3.39%), 2.88%
(c)(l)
2,800 3,543,865
K+S AG, 3.00%
,
06/20/22 ........ 1,400 1,704,324
KION Group AG, 1.63%
,
09/24/25 .. 10,000 12,600,562
Nidda BondCo GmbH:
5.00%, 09/30/25 ............ 2,521 3,110,208
7.25%, 09/30/25 ............ 1,494 1,889,025
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 17,484 21,300,443
Peach Property Finance GmbH:
3.50%, 02/15/23 ............ 1,520 1,894,046
4.38%, 11/15/25 ............ 1,570 2,001,281
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25 ................. 3,300 4,122,798
Platin 1426 GmbH, 5.38%
,
06/15/23 . 400 485,442
RAG-Stiftung, 0.00%
,
02/18/21
(j)(k)
... 3,300 4,027,091
Rebecca Bidco GmbH, 5.75%
,
07/15/25 ................. 1,265 1,626,520
RWE AG, (USD Swap Semi 10 Year +
4.52%), 6.62%
,
07/30/75
(c)
..... USD 1,300 1,508,000
Schaeffler AG, 3.38%
,
10/12/28 .... EUR 2,300 3,090,775
Summit Properties Ltd., 2.00%
,
01/31/25 ................. 2,848 3,406,299
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26 ........ 7,835 10,027,237
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25 ........ 989 1,199,996
Tele Columbus AG, 3.88%
,
05/02/25 . 600 734,308
thyssenkrupp AG:
1.88%, 03/06/23 ............ 4,610 5,620,971
2.88%, 02/22/24 ............ 21,677 26,620,736
2.50%, 02/25/25 ............ 294 358,357
Vertical Midco GmbH:
4.38%, 07/15/27 ............ 7,016 9,018,936
Security
Par (000)
Par (000) Value
Germany (continued)
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(c)
......... EUR 6,720 $ 8,310,055
Vertical US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 9,262,280
Volkswagen International Finance
NV
(c)(l)
:
(EUR Swap Annual 5 Year +
2.54%), 2.70% ........... EUR 7,800 9,719,447
(EUR Swap Annual 5 Year +
3.75%), 3.50% ........... 4,800 6,176,174
(EUR Swap Annual 9 Year +
3.96%), 3.87% ........... 9,700 12,800,376
WEPA Hygieneprodukte GmbH,
(EURIBOR 3 Month + 2.88%),
2.88%
,
12/15/26
(c)
........... 1,351 1,651,269
ZF Europe Finance BV:
2.00%, 02/23/26 ............ 1,700 2,050,845
2.50%, 10/23/27 ............ 2,100 2,581,499
ZF Finance GmbH:
3.00%, 09/21/25 ............ 8,400 10,595,371
3.75%, 09/21/28 ............ 16,000 20,963,514
421,805,789
Guatemala — 0.1%
Central American Bottling Corp.:
5.75%, 01/31/27 ............ USD 1,366 1,447,106
5.75%, 01/31/27
(a)
........... 9,137 9,679,510
Energuate Trust, 5.88%
,
05/03/27
(a)
. 5,031 5,310,849
16,437,465
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 1,129 1,054,566
Hong Kong — 0.2%
Bank of East Asia Ltd. (The)
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87%
(l)
.......... 400 423,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83%
(l)
.......... 1,645 1,751,925
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.75%), 4.00%, 05/29/30 .... 14,945 15,673,569
FWD Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.08%), 5.50%
(c)(l)
....... 2,067 1,963,650
Joy Treasure Assets Holdings, Inc.,
2.75%
,
11/17/30 ............ 1,505 1,520,494
Melco Resorts Finance Ltd.:
4.88%, 06/06/25 ............ 4,978 5,119,562
5.25%, 04/26/26 ............ 400 418,000
5.63%, 07/17/27 ............ 200 210,500
5.38%, 12/04/29
(a)
........... 3,961 4,104,586
Nanyang Commercial Bank Ltd.
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.21%), 5.00%
(l)
.......... 400 405,375
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.18%), 3.80%, 11/20/29 ..... 10,091 10,422,111
NWD MTN Ltd., 4.13%
,
07/18/29 ... 11,000 11,446,875
REXLot Holdings Ltd.
(f)(i)(j)
:
6.00%, 04/28/17 ............ HKD 1,103 44,276

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hong Kong (continued)
4.50%, 04/17/19 ............ HKD 15,091 $ 1,557,290
Sino Biopharmaceutical Ltd., 0.00%
,
02/17/25
(j)(k)
................ EUR 9,567 11,307,681
66,369,144
India — 0.3%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 ............ USD 400 429,000
5.45%, 01/24/28 ............ 200 210,086
Adani Electricity Mumbai Ltd.:
3.95%, 02/12/30
(a)
........... 247 261,357
3.95%, 02/12/30 ............ 10,951 11,587,527
Adani Green Energy UP Ltd., 6.25%
,
12/10/24
(a)
................ 200 221,187
Adani Transmission Ltd.:
4.00%, 08/03/26 ............ 7,159 7,727,245
4.25%, 05/21/36 ............ 11,234 11,921,621
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24 ............ 200 212,875
Bharti Airtel International Netherlands
BV:
5.13%, 03/11/23 ............ 1,829 1,951,315
5.35%, 05/20/24 ............ 6,071 6,700,866
GMR Hyderabad International Airport
Ltd., 4.25%
,
10/27/27 ......... 200 191,125
Greenko Dutch BV, 5.25%
,
07/24/24 . 200 207,500
Greenko Mauritius Ltd., 6.25%
,
02/21/23 ................. 200 207,500
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ............ 200 205,500
5.95%, 07/29/26 ............ 200 215,188
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26 ................. 400 415,625
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 11,886 12,495,157
Muthoot Finance Ltd.:
6.13%, 10/31/22
(a)
........... 6,051 6,330,859
4.40%, 09/02/23 ............ 200 203,625
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(c)(l)
..... 400 426,625
Periama Holdings LLC, 5.95%
,
04/19/26 ................. 2,355 2,502,188
REC Ltd.:
3.50%, 12/12/24 ............ 5,100 5,375,719
3.88%, 07/07/27 ............ 1,906 2,032,868
4.63%, 03/22/28 ............ 1,076 1,188,980
ReNew Power Ltd., 6.45%
,
09/27/22 . 200 207,500
ReNew Power Synthetic:
6.67%, 03/12/24
(a)
........... 200 210,937
6.67%, 03/12/24 ............ 8,000 8,437,500
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ............ 1,573 1,610,850
5.10%, 07/16/23 ............ 1,477 1,502,848
Suzlon Energy Ltd., 5.83%
,
07/16/19
(d)(f)
(i)(j)
...................... 5,000 1,144,724
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ............ 3,400 2,843,250
13.88%, 01/21/24 ........... 600 630,375
9.25%, 04/23/26 ............ 242 179,080
89,988,602
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Alam Synergy Pte. Ltd., 6.63%
,
04/24/22 ................. USD 200 $ 163,937
Global Prime Capital Pte. Ltd., 5.50%
,
10/18/23 ................. 200 201,500
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 6,503 7,685,231
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25 ................. 200 209,750
Star Energy Geothermal Darajat II:
4.85%, 10/14/38
(a)
........... 15,605 17,409,406
4.85%, 10/14/38 ............ 14,450 16,120,854
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(a)
... 181 204,869
Theta Capital Pte. Ltd., 6.75%
,
10/31/26 ................. 200 188,937
42,184,484
Ireland — 0.2%
AIB Group plc
(c)
:
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(l)
.......... EUR 16,375 22,104,993
(EUR Swap Annual 5 Year +
3.30%), 2.88%, 05/30/31 .... 16,500 21,488,771
Bank of Ireland Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.50%), 4.12%
,
09/19/27
(c)
................ USD 5,725 5,814,807
C&W Senior Financing DAC, 6.88%
,
09/15/27 ................. 201 216,853
Smurfit Kappa Treasury ULC, 1.50%
,
09/15/27 ................. EUR 1,548 1,975,770
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 11,991 16,725,646
68,326,840
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(c)
............... USD 3,557 3,655,929
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
15,245 16,228,339
Teva Pharmaceutical Finance
Netherlands II BV:
6.00%, 01/31/25 ............ EUR 300 397,189
4.50%, 03/01/25 ............ 2,000 2,522,707
1.88%, 03/31/27 ............ 4,321 4,788,816
1.63%, 10/15/28 ............ 1,021 1,096,069
28,689,049
Italy — 1.1%
Assicurazioni Generali SpA
(c)
:
(EURIBOR 3 Month + 4.50%),
4.60%
(l)
................ 1,447 1,983,390
(EURIBOR 3 Month + 5.35%),
5.50%, 10/27/47 .......... 2,749 4,131,568
Autostrade per l'Italia SpA:
6.25%, 06/09/22 ............ GBP 800 1,154,651
5.88%, 06/09/24 ............ EUR 10,800 15,040,955
4.38%, 09/16/25 ............ 400 546,078
1.88%, 11/04/25 ............ 400 487,438
1.75%, 02/01/27 ............ 700 848,314
2.00%, 12/04/28 ............ 17,826 21,831,576
1.88%, 09/26/29 ............ 13,560 16,358,504
Centurion Bidco SpA, 5.88%
,
09/30/26 5,374 6,753,908
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.87%
,
06/30/26
(c)
..... 2,893 3,527,031

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Italy (continued)
Eni SpA
(c)(l)
:
Series NC5, (EUR Swap Annual 5
Year + 3.45%), 2.63% ...... EUR 12,010 $ 15,306,581
Series NC9, (EUR Swap Annual 5
Year + 3.64%), 3.37% ...... 5,725 7,501,008
Gamma Bidco SpA, 6.25%
,
07/15/25 5,687 7,225,425
Intesa Sanpaolo SpA:
2.13%, 05/26/25 ............ 7,500 9,902,274
1.00%, 11/19/26 ............ 5,000 6,337,664
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(c)(l)
......... 9,935 14,518,997
(EUR Swap Annual 5 Year +
4.27%), 4.12%
(c)(l)
......... 3,100 3,585,451
5.15%, 06/10/30 ............ GBP 6,100 9,743,948
2.93%, 10/14/30 ............ EUR 9,400 12,088,967
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(c)(l)
......... 9,925 13,579,861
Leonardo SpA, 2.38%
,
01/08/26 .... 28,517 36,145,186
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(c)
......... 1,858 2,258,477
6.75%, 10/30/25 ............ 7,655 9,959,593
Sisal Group SpA, 7.00%
,
07/31/23 .. 2,887 3,561,941
Sofima Holding SpA:
3.75%, 01/15/28 ............ 1,907 2,362,069
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(c)
......... 2,730 3,360,118
TeamSystem SpA, (EURIBOR 3 Month
+ 4.00%), 4.00%
,
04/15/23
(c)
.... 800 978,622
Telecom Italia Capital SA:
6.38%, 11/15/33 ............ USD 3,455 4,249,650
7.72%, 06/04/38 ............ 6,180 8,590,200
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 5,244 9,420,025
Telecom Italia SpA:
1.13%, 03/26/22
(j)
........... 5,500 6,701,673
3.25%, 01/16/23 ............ 800 1,029,743
4.00%, 04/11/24 ............ 5,451 7,194,216
2.75%, 04/15/25 ............ 5,998 7,666,783
3.00%, 09/30/25 ............ 800 1,039,892
2.88%, 01/28/26 ............ 1,200 1,549,957
UniCredit SpA
(c)
:
(EUR Swap Annual 5 Year +
6.10%), 6.75%
(l)
.......... 1,200 1,489,802
(EUR Swap Annual 5 Year +
9.30%), 9.25%
(l)
.......... 2,816 3,766,982
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(l)
.......... 8,500 10,903,226
(USD Swap Semi 5 Year + 5.18%),
8.00%
(l)
................ USD 6,200 6,703,750
(EUR Swap Annual 5 Year +
4.93%), 5.37%
(l)
.......... EUR 3,800 4,728,152
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(l)
.......... 8,600 12,174,048
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.30%), 2.57%, 09/22/26
(a)
... USD 9,089 9,276,732
(EURIBOR Swap Rate 5 Year +
4.08%), 3.87%
(l)
.......... EUR 3,372 3,697,165
(EURIBOR 3 Month + 2.55%),
2.20%, 07/22/27 .......... 34,586 44,821,669
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 5,450 7,251,127
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 1,400 1,690,094
Security
Par (000)
Par (000) Value
Italy (continued)
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... EUR 3,400 $ 4,195,221
Unione di Banche Italiane SpA
(c)
:
(EUR Swap Annual 5 Year +
6.07%), 5.87%
(l)
.......... 1,000 1,307,165
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29 .... 1,300 1,774,082
Unipol Gruppo SpA, 3.25%
,
09/23/30 4,775 6,173,255
398,474,204
Jamaica — 0.0%
(a)
Digicel Group 0.5 Ltd., 0.00%
,
(0.00%
Cash or 8.00% PIK), 04/01/25
(m)
.. USD 4,674 2,362,914
Digicel Holdings Bermuda Ltd.:
8.75%, 05/25/24 ............ 4,843 5,103,662
6.00%, (6.00% Cash or 13.00%
PIK), 12/31/25
(m)
.......... 2,568 2,595,281
8.00%, 12/31/26 ............ 1,933 1,619,296
Digicel Ltd., 6.75%
,
03/01/23 ...... 1,198 904,490
12,585,643
Japan — 0.5%
HIS Co. Ltd., 0.00%
,
11/15/24
(j)(k)
... JPY 440,000 3,153,358
Mitsubishi Chemical Holdings Corp.
(j)(k)
:
0.00%, 03/30/22 ............ 1,560,000 14,987,362
0.00%, 03/29/24 ............ 420,000 4,053,363
Nissan Motor Co. Ltd.:
3.52%, 09/17/25
(a)
........... USD 12,185 13,046,752
2.65%, 03/17/26 ............ EUR 10,580 13,659,200
3.20%, 09/17/28 ............ 8,775 11,620,672
Rohm Co. Ltd., 0.00%
,
12/05/24
(j)(k)
.. JPY 280,000 2,955,789
SBI Holdings, Inc., 0.00%
,
09/13/23
(j)(k)
530,000 5,209,917
Shizuoka Bank Ltd. (The), (LIBOR USD
3 Month - 0.50%), 0.00%
,
01/25/23
(c)
(j)
....................... USD 1,900 1,831,536
SoftBank Group Corp.:
5.38%, 07/30/22 ............ 796 827,840
4.00%, 04/20/23 ............ EUR 13,028 16,588,889
(USD Swap Rate 5 Year + 4.23%),
6.00%
(c)(l)
............... USD 20,936 20,407,366
4.75%, 09/19/24 ............ 3,410 3,572,047
4.50%, 04/20/25 ............ EUR 789 1,031,354
4.75%, 07/30/25 ............ 4,809 6,393,670
6.00%, 07/30/25 ............ USD 827 900,983
3.13%, 09/19/25 ............ EUR 8,600 10,764,642
(USD Swap Rate 5 Year + 4.85%),
6.87%
(c)(l)
............... USD 2,200 2,182,180
5.00%, 04/15/28 ............ EUR 16,653 22,653,197
4.00%, 09/19/29 ............ 17,229 22,295,522
Takeda Pharmaceutical Co. Ltd.,
2.00%
,
07/09/40 ............ 6,510 9,028,179
187,163,818
Jersey — 0.1%
LHC3 plc, 4.13%
,
(4.13% Cash or
9.00% PIK), 08/15/24
(m)
....... 22,695 28,210,303
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
3.50%
,
04/14/33
(a)
........... USD 4,705 5,116,687

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Kuwait — 0.2%
Al Ahli Bank of Kuwait KSCP, (USD
Swap Semi 5 Year + 4.17%),
7.25%
(c)(l)
................. USD 200 $ 213,000
Burgan Bank SAK, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.01%), 5.75%
(c)(l)
..... 400 411,750
Equate Petrochemical BV:
4.25%, 11/03/26
(a)
........... 4,825 5,369,320
4.25%, 11/03/26 ............ 3,000 3,338,438
MEGlobal Canada ULC:
5.00%, 05/18/25
(a)
........... 10,370 11,640,325
5.00%, 05/18/25 ............ 23,325 26,182,312
5.88%, 05/18/30 ............ 9,100 11,329,500
5.88%, 05/18/30
(a)
........... 6,055 7,538,475
NBK Tier 2 Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.11%), 2.50%
,
11/24/30
(c)
4,550 4,618,250
70,641,370
Luxembourg — 0.6%
Altice Financing SA:
2.25%, 01/15/25 ............ EUR 8,515 10,027,865
7.50%, 05/15/26
(a)
........... USD 19,932 21,034,240
3.00%, 01/15/28 ............ EUR 3,175 3,729,136
5.00%, 01/15/28
(a)
........... USD 6,121 6,271,791
Altice France Holding SA:
8.00%, 05/15/27
(a)
........... EUR 1,120 1,483,044
8.00%, 05/15/27 ............ 1,237 1,637,969
ArcelorMittal SA, 1.75%
,
11/19/25 ... 5,400 6,793,841
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22 USD 3,838 4,013,396
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 5,966 7,470,573
7.75%, 11/01/25 ............ GBP 9,401 13,203,233
INEOS Finance plc, 3.38%
,
03/31/26 EUR 6,434 8,097,848
Intelsat Jackson Holdings SA, 9.50%
,
09/30/22
(a)(d)
............... USD 2,000 2,225,000
LHMC Finco 2 SARL, 7.25%
,
(7.25%
Cash or 8.00% PIK), 10/02/25
(m)
.. EUR 2,071 2,238,058
Matterhorn Telecom SA:
3.13%, 09/15/26 ............ 5,200 6,289,016
4.00%, 11/15/27 ............ 6,350 7,939,778
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26 ................. 1,400 1,830,887
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 7,398 9,355,444
SES SA:
(EUR Swap Annual 5 Year +
4.66%), 4.62%
(c)(l)
......... 13,125 16,440,302
(EUR Swap Annual 5 Year +
5.40%), 5.62%
(c)(l)
......... 16,878 22,621,692
2.00%, 07/02/28 ............ 11,171 14,678,360
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 5,683 7,323,015
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 28,700 36,928,372
211,632,860
Macau — 0.1%
MGM China Holdings Ltd.:
5.38%, 05/15/24
(a)
........... USD 1,497 1,550,331
5.25%, 06/18/25
(a)
........... 359 372,799
5.88%, 05/15/26
(a)
........... 1,504 1,584,674
5.88%, 05/15/26 ............ 400 421,456
Sands China Ltd., 4.38%
,
06/18/30 .. 13,016 14,317,600
Security
Par (000)
Par (000) Value
Macau (continued)
Studio City Finance Ltd., 7.25%
,
02/11/24 .................. USD 200 $ 208,125
Wynn Macau Ltd.:
4.88%, 10/01/24
(a)
........... 4,628 4,694,528
4.88%, 10/01/24 ............ 200 202,875
5.50%, 01/15/26 ............ 1,390 1,445,600
5.50%, 10/01/27
(a)
........... 883 913,353
5.50%, 10/01/27 ............ 200 206,875
5.13%, 12/15/29
(a)
........... 4,843 4,921,699
30,839,915
Malaysia — 0.2%
1MDB Energy Ltd., 5.99%
,
05/11/22 . 15,000 15,712,500
Cindai Capital Ltd., 0.00%
,
02/08/23
(j)(k)
25,238 25,523,887
Petronas Capital Ltd., 3.50%
,
04/21/30
(a)
................ 9,460 10,900,431
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,489,453
53,626,271
Mexico — 0.4%
Alfa SAB de CV:
6.88%, 03/25/44
(a)
........... 4,204 5,587,379
6.88%, 03/25/44 ............ 2,516 3,343,921
Alpha Holding SA de CV, 9.00%
,
02/10/25
(a)
................ 12,173 8,954,763
America Movil SAB de CV, 2.88%
,
05/07/30 ................. 9,770 10,615,780
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. 11,517 12,002,873
Banco Mercantil del Norte SA
(a)(c)(l)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.04%), 6.87% ........... 3,000 3,155,625
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 897 968,760
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.13%
,
01/18/33
(c)
................ 1,936 2,090,880
Cemex SAB de CV:
3.13%, 03/19/26 ............ EUR 3,936 4,936,138
5.45%, 11/19/29 ............ USD 2,889 3,174,289
5.20%, 09/17/30
(a)
........... 8,240 9,002,200
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32 ................. 170 169,256
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 1,400 1,650,250
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
16,005 16,845,262
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 12,518 13,707,210
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(c)(l)
2,026 2,174,151
Grupo KUO SAB de CV, 5.75%
,
07/07/27
(a)
................ 8,446 8,886,776
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)
................ 4,107 4,753,853
Infraestructura Energetica Nova SAB
de CV, 4.75%
,
01/15/51
(a)
...... 821 895,916
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)
........... 6,951 7,176,908
Mexico City Airport Trust, 4.25%
,
10/31/26
(a)
................ 861 912,660
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 2,952 3,068,235

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mexico (continued)
Orbia Advance Corp. SAB de CV,
5.50%
,
01/15/48
(a)
........... USD 1,241 $ 1,492,690
Trust Fibra Uno
(a)
:
4.87%, 01/15/30 ............ 803 915,922
6.95%, 01/30/44 ............ 8,496 10,383,705
6.39%, 01/15/50 ............ 8,000 9,320,000
146,185,402
Mongolia — 0.0%
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22 ............ 8,200 8,151,312
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 1,559 1,650,104
Netherlands — 0.7%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(c)(l)
................. EUR 4,000 5,326,394
ING Groep NV
(c)
:
(USD Swap Rate 5 Year + 4.20%),
6.75%
(l)
................ USD 7,622 8,307,980
(USD Swap Semi 5 Year + 4.45%),
6.50%
(l)
................ 800 878,240
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.34%), 5.75%
(l)
.......... 3,715 4,037,759
(EUR Swap Annual 5 Year +
2.40%), 2.13%, 05/26/31 .... EUR 29,800 38,873,004
Intertrust Group BV, 3.38%
,
11/15/25 10,452 13,021,123
IPD 3 BV, 5.50%
,
12/01/25 ....... 3,145 3,957,352
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.03%
(c)(l)
6,600 8,062,890
Louis Dreyfus Co. BV, 2.38%
,
11/27/25 2,088 2,642,252
OCI NV:
3.13%, 11/01/24 ............ 1,284 1,611,735
3.63%, 10/15/25 ............ 4,428 5,612,321
PPF Telecom Group BV, 3.25%
,
09/29/27 ................. 9,425 12,348,820
Q-Park Holding I BV:
1.50%, 03/01/25 ............ 3,025 3,558,292
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(c)
......... 2,712 3,202,954
2.00%, 03/01/27 ............ 1,588 1,872,461
Stichting AK Rabobank Certificaten,
0.00%
(d)(l)
................. 15,686 25,342,038
Summer BidCo BV
(m)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 ............... 559 704,052
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(c)
.............. 2,110 2,657,714
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(d)
................ 6,764 8,486,349
United Group BV:
4.88%, 07/01/24 ............ 16,735 20,853,199
4.00%, 11/15/27 ............ 5,579 6,800,319
UPC Holding BV, 3.88%
,
06/15/29 .. 300 375,657
UPCB Finance VII Ltd., 3.63%
,
06/15/29 ................. 3,726 4,713,459
VEON Holdings BV
(a)
:
4.00%, 04/09/25 ............ USD 2,143 2,266,223
3.38%, 11/25/27 ............ 12,031 12,391,930
Ziggo Bond Co. BV:
6.00%, 01/15/27
(a)
........... 1,353 1,429,810
3.38%, 02/28/30 ............ EUR 5,200 6,382,755
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV:
4.25%, 01/15/27 ............ EUR 12,324 $ 15,723,994
5.50%, 01/15/27
(a)
........... USD 22,280 23,254,750
2.88%, 01/15/30 ............ EUR 1,335 1,659,443
4.88%, 01/15/30
(a)
........... USD 2,573 2,704,866
249,060,135
Panama — 0.1%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(a)
....... 3,368 3,636,388
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 5,753 5,753,000
Banistmo SA, 3.65%
,
09/19/22 ..... 2,128 2,181,200
Cable Onda SA:
4.50%, 01/30/30 ............ 2,757 3,041,316
4.50%, 01/30/30
(a)
........... 2,458 2,711,481
ENA Master Trust, 4.00%
,
05/19/48
(a)
7,500 8,069,531
25,392,916
Peru — 0.1%
Banco de Credito del Peru, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
3.13%
,
07/01/30
(a)(c)
.......... 11,644 11,964,210
Banco Internacional del Peru SAA
Interbank, 3.25%
,
10/04/26
(a)
.... 8,089 8,559,173
Credicorp Ltd., 2.75%
,
06/17/25
(a)
... 2,539 2,643,734
Inkia Energy Ltd.:
5.88%, 11/09/27
(a)
........... 1,551 1,668,294
5.88%, 11/09/27 ............ 3,364 3,618,403
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
5,068 5,251,715
Kallpa Generacion SA, 4.88%
,
05/24/26 359 395,237
Nexa Resources SA, 5.38%
,
05/04/27
(a)
3,532 3,931,557
Orazul Energy Egenor SCA, 5.63%
,
04/28/27
(a)
................ 6,000 6,305,625
44,337,948
Philippines — 0.1%
Globe Telecom, Inc.:
2.50%, 07/23/30 ............ 9,448 9,459,810
3.00%, 07/23/35 ............ 6,015 5,842,069
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(c)(l)
................. 1,050 1,060,828
Union Bank of the Philippines, 2.13%
,
10/22/25 ................. 4,320 4,395,600
20,758,307
Portugal — 0.0%
Banco Espirito Santo SA
(f)(i)
:
2.63%, 05/08/17 ............ EUR 6,100 968,768
4.75%, 01/15/18 ............ 15,500 2,461,625
4.00%, 01/21/19 ............ 19,000 3,017,476
Transportes Aereos Portugueses SA,
5.63%
,
12/02/24
(a)
........... 1,500 1,292,272
7,740,141
Qatar — 0.0%
Ooredoo International Finance Ltd.,
5.00%
,
10/19/25 ............ USD 3,000 3,501,562
Russia — 0.0%
Phosagro OAO, 3.05%
,
01/23/25
(a)
.. 689 713,115

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Arab National Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.97%), 3.27%
,
10/28/30
(c)
USD 5,225 $ 5,355,625
SABIC Capital II BV, 4.00%
,
10/10/23
(a)
10,307 11,092,909
16,448,534
Singapore — 0.1%
BOC Aviation Ltd., 3.00%
,
09/11/29 . 16,700 17,263,625
Puma International Financing SA:
5.13%, 10/06/24
(a)
........... 14,900 14,788,250
5.00%, 01/24/26
(a)
........... 8,748 8,365,275
5.00%, 01/24/26 ............ 1,490 1,424,813
Singapore Airlines Ltd., 1.63%
,
12/03/25
(j)
................. SGD 4,500 3,705,145
45,547,108
South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... USD 4,065 4,465,148
Sasol Financing USA LLC:
5.88%, 03/27/24 ............ 5,000 5,318,750
6.50%, 09/27/28 ............ 2,036 2,203,970
11,987,868
South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(c)(l)
................. 10,200 10,276,500
Kakao Corp., 0.00%
,
04/28/23
(j)(k)
... 1,400 1,585,500
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(c)(l)
................. 9,300 9,230,250
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(c)(l)
..... 12,147 12,815,085
Mirae Asset Daewoo Co. Ltd., 2.63%
,
07/30/25 ................. 7,730 7,961,900
Shinhan Financial Group Co. Ltd.
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.05%), 5.87%
(l)
.......... 4,039 4,379,791
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.34%, 02/05/30 .... 9,075 9,642,187
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(c)(l)
................. 6,350 6,473,031
Woori Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.66%), 4.25%
(c)(l)
....... 400 415,250
62,779,494
Spain — 1.2%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(c)(l)
................. EUR 8,800 11,140,226
Amadeus IT Group SA:
2.88%, 05/20/27 ............ 30,700 42,116,603
1.88%, 09/24/28 ............ 10,800 14,032,178
Banco Bilbao Vizcaya Argentaria SA
(c)(l)
:
(EUR Swap Annual 5 Year +
5.66%), 5.87% ........... 200 255,264
(USD Swap Semi 5 Year + 3.87%),
6.13% ................. USD 3,000 3,159,900
Security
Par (000)
Par (000) Value
Spain (continued)
Banco de Sabadell SA:
1.75%, 05/10/24 ............ EUR 24,100 $ 30,447,143
1.13%, 03/27/25 ............ 4,700 5,832,394
5.63%, 05/06/26 ............ 1,300 1,853,270
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30
(c)
... 500 592,327
Banco Santander SA
(c)(l)
:
(EUR Swap Annual 5 Year +
6.80%), 6.75% ........... 7,600 9,799,832
(EUR Swap Annual 5 Year +
5.00%), 5.25% ........... 2,600 3,311,282
(EUR Swap Annual 5 Year +
4.53%), 4.37% ........... 7,000 8,555,826
Bankia SA
(c)(l)
:
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... 400 504,419
(EUR Swap Annual 5 Year +
6.22%), 6.37% ........... 15,000 19,630,389
CaixaBank SA
(c)(l)
:
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 3,000 4,045,189
(EUR Swap Annual 5 Year +
4.50%), 5.25% ........... 2,400 3,002,327
Cellnex Telecom SA:
1.75%, 10/23/30 ............ 4,500 5,552,982
0.75%, 11/20/31
(j)
........... 23,700 27,845,234
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 4,548 5,522,728
7.88%, 12/20/23
(a)
........... USD 6,045 6,060,112
4.75%, 05/22/25 ............ EUR 8,514 10,120,298
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
.......... 8,621 10,846,686
10.75%, (10.75% Cash or 10.75%
PIK), 11/01/23
(f)(i)(m)
......... 10,600 8,303,681
11.63%, (11.63% Cash or 11.63%
PIK), 11/01/23
(a)(f)(i)(m)
........ USD 2,450 1,562,436
ContourGlobal Power Holdings SA:
3.38%, 08/01/23 ............ EUR 3,095 3,837,722
4.13%, 08/01/25 ............ 8,561 10,695,118
El Corte Ingles SA, 3.00%
,
03/15/24 . 2,933 3,614,573
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(c)(l)
6,101 7,360,121
Grifols SA, 1.63%
,
02/15/25 ....... 1,000 1,221,650
Hipercor SA, 3.88%
,
01/19/22 ..... 9,600 12,091,591
Iberdrola International BV
(c)(l)
:
(EUR Swap Annual 5 Year +
2.97%), 3.25% ........... 3,300 4,410,344
Series NC5, (EUR Swap Annual 5
Year + 2.32%), 1.87% ...... 4,300 5,404,122
Series NC8, (EUR Swap Annual 5
Year + 2.57%), 2.25% ...... 11,800 15,118,945
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ............ 12,043 15,465,602
Naturgy Finance BV
(c)(l)
:
(EUR Swap Annual 8 Year +
3.35%), 4.12% ........... 5,200 6,694,031
(EUR Swap Annual 9 Year +
3.08%), 3.37% ........... 700 906,464
Repsol International Finance BV
(c)(l)
:
(EUR Swap Annual 5 Year +
4.00%), 3.75% ........... 13,685 17,924,070
(EUR Swap Annual 5 Year +
4.41%), 4.25% ........... 6,861 9,293,255

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Spain (continued)
Telefonica Europe BV
(c)(l)
:
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... EUR 6,200 $ 8,511,541
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 25,200 33,402,232
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 13,600 17,902,059
Tendam Brands SAU:
5.00%, 09/15/24 ............ 681 763,309
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(c)
......... 671 756,198
409,465,673
Sweden — 0.3%
Heimstaden Bostad AB
(c)(l)
:
(EUR Swap Annual 5 Year +
3.67%), 3.25% ........... 1,447 1,816,340
(EUR Swap Annual 5 Year +
3.91%), 3.37% ........... 4,450 5,643,359
Intrum AB:
2.75%, 07/15/22 ............ 100 122,160
4.88%, 08/15/25 ............ 24,133 30,440,247
3.50%, 07/15/26 ............ 3,420 4,136,263
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(c)(l)
............ USD 6,000 6,253,500
Svenska Handelsbanken AB
(c)(l)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 1,044,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 639,000
Verisure Holding AB:
3.50%, 05/15/23 ............ EUR 7,560 9,340,037
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(c)
......... 8,480 10,603,042
3.88%, 07/15/26 ............ 5,840 7,294,961
Verisure Midholding AB, 5.75%
,
12/01/23 ................. 13,240 16,344,480
Volvo Car AB, 2.50%
,
10/07/27 .... 3,330 4,301,196
97,979,335
Switzerland — 0.3%
Credit Suisse Group AG
(c)(l)
:
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ USD 1,918 2,090,620
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. 800 872,000
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ 2,635 2,929,461
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. 600 667,050
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 11,150 12,179,992
(USD Swap Semi 5 Year + 3.46%),
6.25% ................. 5,247 5,731,697
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25%
(a)
.......... 1,800 2,025,421
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25% ........... 3,715 4,180,243
Security
Par (000)
Par (000) Value
Switzerland (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)
.......... USD 730 $ 813,038
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)
.......... 4,376 4,627,620
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)
.......... 983 1,022,320
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.55%), 4.50%
(a)
.......... 31,129 31,281,532
Dufry One BV:
2.50%, 10/15/24 ............ EUR 4,700 5,497,156
2.00%, 02/15/27 ............ 2,528 2,886,818
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(c)(l)
................. 962 1,268,399
Swiss Re Finance UK plc, (EUR Swap
Annual 1 Year + 3.75%), 2.71%
,
06/04/52
(c)
................ 5,000 6,812,214
UBS Group AG
(c)(l)
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ USD 19,993 21,917,326
(USD Swap Semi 5 Year + 4.87%),
7.00% ................. 3,800 4,317,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13% ........... 3,275 3,500,156
114,620,813
Taiwan — 0.0%
Innolux Corp., Series 1, 0.00%
,
01/22/25
(j)(k)
................ 1,400 1,952,151
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 5,103 5,460,210
Thailand — 0.2%
Bangkok Bank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(l)
.......... 1,200 1,249,875
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 13,500 14,023,125
CP Foods Capital Ltd., 0.50%
,
06/18/25
(j)
................. 5,000 4,956,550
Kasikornbank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(l)
.......... 2,415 2,505,562
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 15,140 15,570,544
PTTEP Treasury Center Co. Ltd.,
2.59%
,
06/10/27
(a)
........... 1,675 1,751,422
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 16,925 16,776,906
56,833,984
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 6,367 5,265,183

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Metinvest BV, 8.50%
,
04/23/26
(a)
... USD 2,000 $ 2,226,250
MHP Lux SA:
6.25%, 09/19/29
(a)
........... 3,520 3,591,500
6.25%, 09/19/29 ............ 3,705 3,780,258
9,598,008
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%
,
11/02/47 ............ 10,000 12,446,875
DP World Crescent Ltd., 3.91%
,
05/31/23 ................. 8,000 8,437,500
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(c)(l)
..... 2,874 3,117,392
Emaar Sukuk Ltd., 3.64%
,
09/15/26 . 2,000 2,022,500
Emirates NBD Bank PJSC
(c)(l)
:
(USD Swap Semi 6 Year + 3.66%),
6.13% ................. 8,090 8,615,850
(USD Swap Semi 6 Year + 5.70%),
6.13% ................. 4,825 5,195,922
Esic Sukuk Ltd., 3.94%
,
07/30/24 ... 13,575 14,033,156
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36 ............ 12,625 13,066,875
ICD Funding Ltd., 3.22%
,
04/28/26 .. 4,950 4,931,438
MAF Global Securities Ltd.:
(USD Swap Semi 5 Year + 3.48%),
5.50%
(c)(l)
............... 5,000 5,120,312
4.75%, 05/07/24 ............ 4,000 4,370,000
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 5,376 6,041,280
MDGH - GMTN BV
(a)
:
2.50%, 11/07/24 ............ 12,217 12,888,935
2.88%, 11/07/29 ............ 7,688 8,291,028
Shelf Drilling Holdings Ltd., 8.75%
,
11/15/24
(a)(b)
............... 21,280 17,024,000
125,603,063
United Kingdom — 2.2%
Arrow Global Finance plc, 5.13%
,
09/15/24 ................. GBP 11,412 15,541,614
B&M European Value Retail SA, 3.63%
,
07/15/25 ................. 1,003 1,398,692
Barclays plc
(c)
:
(USD Swap Semi 5 Year + 6.77%),
7.88%
(l)
................ USD 2,670 2,796,825
(EUR Swap Annual 1 Year +
3.70%), 3.37%, 04/02/25 .... EUR 5,000 6,734,346
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.12%
(l)
................ GBP 1,315 2,001,970
(EUR Swap Annual 5 Year +
1.90%), 2.00%, 02/07/28 .... EUR 3,700 4,618,408
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.90%), 2.64%, 06/24/31 .... USD 16,650 17,338,366
BAT Capital Corp., 2.26%
,
03/25/28 . 8,977 9,318,538
BP Capital Markets plc:
1.00%, 04/28/23
(j)
........... GBP 7,300 10,368,401
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(c)(l)
......... EUR 17,029 22,155,704
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(c)(l)
............... GBP 1,906 2,795,423
(EUR Swap Annual 5 Year +
4.12%), 3.62%
(c)(l)
......... EUR 17,035 22,735,808
Security
Par (000)
Par (000) Value
United Kingdom (continued)
British Airways Pass-Through Trust
(a)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... USD 9,532 $ 10,509,030
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 8,609 9,200,869
British Telecommunications plc,
(EURIBOR Swap Rate 5 Year +
2.38%), 1.87%
,
08/18/80
(c)
..... EUR 14,890 17,826,561
Cabot Financial Luxembourg SA,
7.50%
,
10/01/23 ............ GBP 2,288 3,180,648
Chanel Ceres plc:
0.50%, 07/31/26 ............ EUR 3,518 4,354,787
1.00%, 07/31/31 ............ 4,820 6,058,409
Channel Link Enterprises Finance plc
(c)
:
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,934,092
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 5,478,458
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 4,337,448
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 6,167 6,643,092
CPUK Finance Ltd.:
4.25%, 08/28/22 ............ GBP 5,165 7,079,826
4.88%, 08/28/25 ............ 4,226 5,749,466
Derwent London Capital No. 3 Jersey
Ltd., 1.50%
,
06/12/25
(j)
........ 2,200 3,059,612
Dignity Finance plc:
Series A, 3.55%, 12/31/34 ..... 1,895 2,778,706
Series B, 4.70%, 12/31/49 ..... 485 533,735
eG Global Finance plc:
3.63%, 02/07/24 ............ EUR 7,302 8,742,078
4.38%, 02/07/25 ............ 6,777 8,130,098
6.25%, 10/30/25 ............ 7,594 9,526,730
EnQuest plc
(m)
:
0.00%, (0.00% Cash or 7.00% PIK),
10/15/23 ............... GBP 1,821 1,618,300
7.00%, (7.00% Cash or 7.00% PIK),
10/15/23
(a)(c)
............. USD 4,956 3,196,660
FCE Bank plc, 1.62%
,
05/11/23 .... EUR 1,847 2,257,543
Fiat Chrysler Automobiles NV:
5.25%, 04/15/23 ............ USD 1,000 1,072,500
3.38%, 07/07/23 ............ EUR 4,110 5,345,176
3.88%, 01/05/26 ............ 875 1,214,395
4.50%, 07/07/28 ............ 4,543 6,770,946
Galaxy Bidco Ltd., 6.50%
,
07/31/26 . GBP 5,570 7,945,419
Heathrow Finance plc
(d)
:
5.25%, 03/01/24 ............ 1,600 2,273,879
4.38%, 03/01/27 ............ 2,000 2,729,803
4.62%, 09/01/29 ............ 3,380 4,593,262
HSBC Holdings plc
(c)(l)
:
(USD Swap Rate 5 Year + 3.75%),
6.00% ................. USD 3,000 3,266,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.65%), 4.60% ........... 8,586 8,737,285
Hurricane Finance plc, 8.00%
,
10/15/25 GBP 1,729 2,561,836
Iceland Bondco plc:
6.75%, 07/15/24 ............ 2,500 3,471,741
4.63%, 03/15/25 ............ 3,200 4,332,065
Informa plc, 2.13%
,
10/06/25 ...... EUR 36,500 46,954,399
InterContinental Hotels Group plc,
3.38%
,
10/08/28 ............ GBP 3,837 5,764,724

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United Kingdom (continued)
International Consolidated Airlines
Group SA:
0.50%, 07/04/23 ............ EUR 1,400 $ 1,577,221
1.50%, 07/04/27 ............ 700 743,557
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(j)
. GBP 6,500 1,644,419
Intu Metrocentre Finance plc, 4.13%
,
12/06/23 ................. 900 574,349
Ithaca Energy North Sea plc, 9.38%
,
07/15/24
(a)
................ USD 12,129 11,875,989
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26 ............ EUR 2,115 2,435,222
4.50%, 10/01/27
(a)
........... USD 10,500 9,765,000
Ladbrokes Group Finance plc:
5.13%, 09/16/22 ............ GBP 752 1,066,409
5.13%, 09/08/23 ............ 1,857 2,641,026
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.62%
(c)
(l)
....................... 5,600 8,481,235
Marks & Spencer plc
(d)
:
6.00%, 06/12/25 ............ 1,700 2,586,438
4.50%, 07/10/27 ............ 3,300 4,679,325
Matalan Finance plc, 6.75%
,
01/31/23 3,129 3,290,480
Mitchells & Butlers Finance plc, Series
D1, (LIBOR GBP 3 Month + 2.13%),
2.17%
,
06/15/36
(c)
........... 2,225 2,099,454
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(c)
(l)
....................... 1,975 2,764,282
National Westminster Bank plc
(c)(l)
:
Series A, (LIMEAN USD 6 Month +
0.25%), 0.63% ........... USD 200 184,452
Series B, (LIBOR USD 6 Month +
0.25%), 0.41% ........... 1,600 1,475,616
Series C, (LIBOR USD 3 Month +
0.25%), 0.50% ........... 9,820 9,057,182
Nationwide Building Society, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.87%
(c)
(l)
....................... GBP 1,067 1,566,631
Natwest Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 4.99%), 5.12%
(c)(l)
.......... 5,581 7,967,826
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 15,124 14,961,719
New Look Financing plc, 5.00%
,
05/03/24
(a)(c)
............... GBP 1,775 69,249
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. 14,797 20,599,126
Premier Foods Finance plc, 6.25%
,
10/15/23 ................. 4,600 6,479,215
Rolls-Royce plc:
4.63%, 02/16/26 ............ EUR 2,447 3,228,528
5.75%, 10/15/27
(a)
........... USD 550 609,125
5.75%, 10/15/27 ............ GBP 956 1,444,599
1.63%, 05/09/28 ............ EUR 1,900 2,159,519
SSE plc, (EUR Swap Annual 5 Year +
1.99%), 2.38%
(c)(l)
............ 4,500 5,518,865
Standard Chartered plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.30%), 3.26%
,
02/18/36
(a)(c)
............... USD 10,000 10,469,814
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ GBP 13,235 17,977,600
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(EURIBOR 3 Month + 5.75%),
5.75%, 07/31/25
(c)
......... EUR 3,200 $ 3,758,852
8.25%, 07/31/25 ............ GBP 8,600 11,907,507
Synlab Bondco plc, (EURIBOR 3 Month
+ 4.75%), 4.75%
,
07/01/25
(c)
.... EUR 9,939 12,381,784
Synthomer plc, 3.88%
,
07/01/25 .... 8,631 11,038,578
Tesco Property Finance 1 plc, 7.62%
,
07/13/39 ................. GBP 3,091 6,431,983
Tesco Property Finance 3 plc, 5.74%
,
04/13/40 ................. 6,817 12,772,672
Tesco Property Finance 4 plc, 5.80%
,
10/13/40 ................. 3,233 6,080,262
Thames Water Kemble Finance plc,
4.63%
,
05/19/26 ............ 3,134 4,328,174
Tullow Oil Jersey Ltd., 6.63%
,
07/12/21
(j)
................. USD 4,600 3,979,000
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24
(d)
.... GBP 14,699 20,209,461
Series A4, 5.66%, 06/30/27 .... 7,213 10,172,454
Series N, 6.46%, 03/30/32
(d)
.... 9,101 12,110,930
Very Group Funding plc (The), 7.75%
,
11/15/22 .................. 700 969,311
Virgin Media Finance plc:
3.75%, 07/15/30 ............ EUR 11,041 13,724,282
5.00%, 07/15/30
(a)
........... USD 3,454 3,583,525
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(a)
........... 1,520 1,578,900
5.00%, 04/15/27 ............ GBP 2,042 2,921,585
5.25%, 05/15/29 ............ 800 1,178,512
5.50%, 05/15/29
(a)
........... USD 10,552 11,435,730
4.25%, 01/15/30 ............ GBP 5,425 7,622,659
4.13%, 08/15/30 ............ 650 904,430
4.50%, 08/15/30
(a)
........... USD 3,150 3,291,750
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ............ GBP 2,005 2,798,319
3.25%, 01/31/31 ............ EUR 21,075 26,415,523
4.25%, 01/31/31
(a)
........... USD 2,106 2,148,120
Vodafone Group plc
(c)
:
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... EUR 2,410 3,339,049
(GBP Swap 5 Year + 3.27%),
4.87%, 10/03/78 .......... GBP 1,475 2,199,607
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78 .......... USD 23,500 25,979,250
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... EUR 12,300 15,574,354
(USD Swap Semi 5 Year + 4.87%),
7.00%, 04/04/79 .......... USD 3,092 3,846,556
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.63%, 08/27/80 EUR 3,625 4,544,862
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 2,500 3,183,925
WPP Finance SA, 2.38%
,
05/19/27 .. 4,195 5,739,134
771,178,435
United States — 13.2%
AbbVie, Inc., 1.25%
,
06/01/24 ..... 5,230 6,640,467
ADT Security Corp. (The), 4.88%
,
07/15/32
(a)
................ USD 1,487 1,611,536
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. 37,185 40,531,650
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 3,682,982
Air Lease Corp., 2.88%
,
01/15/26 ... 9,925 10,501,981
Albertsons Cos., Inc.:
3.50%, 02/15/23
(a)
........... 7,339 7,522,475

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
5.75%, 03/15/25 ............ USD 2,004 $ 2,064,120
3.25%, 03/15/26
(a)
........... 8,604 8,733,060
7.50%, 03/15/26
(a)
........... 1,242 1,389,860
4.63%, 01/15/27
(a)
........... 1,589 1,690,299
5.88%, 02/15/28
(a)
........... 2,239 2,436,457
3.50%, 03/15/29
(a)
........... 23,157 23,431,874
4.88%, 02/15/30
(a)
........... 1,177 1,296,913
Alcoa Nederland Holding BV
(a)
:
6.75%, 09/30/24 ............ 1,507 1,569,616
7.00%, 09/30/26 ............ 1,018 1,084,170
6.13%, 05/15/28 ............ 1,536 1,678,080
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 9,331,366
Ambac Assurance Corp., 5.10%
(a)(l)
.. 1,407 1,949,270
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 1,990 2,022,338
4.75%, 08/01/25 ............ 3,032 3,131,146
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(b)
.... 2,437 2,294,306
American Airlines Pass-Through Trust
(b)
:
Series 2019-1C, Class A, 4.13%,
06/15/22 ............... 36,175 33,961,090
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 2,665 2,335,764
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 5,301 5,003,084
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 39,164 37,401,238
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(b)
........... 2,393 2,138,981
American Builders & Contractors
Supply Co., Inc.
(a)
:
5.88%, 05/15/26 ............ 1,821 1,887,011
4.00%, 01/15/28 ............ 3,338 3,454,830
American Energy- Permian Basin LLC,
12.00%
,
10/01/24
(a)(f)(i)
......... 11,177 27,942
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 11,035,769
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 3,397,270
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 3,331 3,429,098
5.00%, 02/01/28
(a)
........... 7,625 8,034,844
Ardagh Packaging Finance plc:
6.00%, 02/15/25
(a)
........... 1,452 1,504,635
5.25%, 04/30/25
(a)
........... 499 526,445
2.13%, 08/15/26 ............ EUR 2,000 2,445,743
4.13%, 08/15/26
(a)
........... USD 2,106 2,200,770
4.75%, 07/15/27 ............ GBP 10,397 14,733,392
5.25%, 08/15/27
(a)
........... USD 2,426 2,546,839
Arrow Bidco LLC, 9.50%
,
03/15/24
(a)
. 16,599 14,565,622
Ashland Services BV, 2.00%
,
01/30/28 EUR 9,231 11,234,762
Ashton Woods USA LLC
(a)
:
6.75%, 08/01/25 ............ USD 2,857 2,971,280
9.88%, 04/01/27 ............ 18,106 20,346,617
6.63%, 01/15/28 ............ 12,838 13,511,995
AT&T, Inc., 2.75%
,
06/01/31 ...... 18,420 19,684,036
Avaya Holdings Corp., 2.25%
,
06/15/23
(j)
................. 1,150 1,197,912
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 8,174 8,731,957
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25 ........ EUR 2,016 2,506,981
B&G Foods, Inc., 5.25%
,
09/15/27 .. USD 325 345,540
Ball Corp.:
5.25%, 07/01/25 ............ 1,177 1,343,228
Security
Par (000)
Par (000) Value
United States (continued)
4.88%, 03/15/26 ............ USD 883 $ 997,348
2.88%, 08/15/30 ............ 920 917,700
Banff Merger Sub, Inc., 8.38%
,
09/01/26 ................. EUR 1,808 2,301,510
Bank of America Corp.
(c)
:
(SOFR + 2.15%), 2.59%, 04/29/31 USD 25,271 27,084,406
(SOFR + 1.37%), 1.92%, 10/24/31 33,335 33,775,706
(SOFR + 1.93%), 2.68%, 06/19/41 21,956 22,875,881
Bausch Health Americas, Inc.
(a)
:
9.25%, 04/01/26 ............ 7,253 8,087,095
8.50%, 01/31/27 ............ 5,220 5,805,527
Bausch Health Cos., Inc.
(a)
:
7.00%, 03/15/24 ............ 10,497 10,798,789
5.50%, 11/01/25 ............ 13,598 14,091,472
9.00%, 12/15/25 ............ 7,316 8,076,498
5.75%, 08/15/27 ............ 2,183 2,341,268
7.00%, 01/15/28 ............ 5,742 6,311,606
7.25%, 05/30/29 ............ 4,548 5,112,452
Beacon Roofing Supply, Inc., 4.88%
,
11/01/25
(a)
................ 3,925 4,018,219
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 12,962,867
Belden, Inc.:
2.88%, 09/15/25 ............ EUR 1,210 1,489,283
4.13%, 10/15/26 ............ 4,048 5,093,398
3.88%, 03/15/28 ............ 1,300 1,652,624
Berry Global, Inc.:
1.00%, 01/15/25 ............ 4,709 5,795,895
4.50%, 02/15/26
(a)
........... USD 1,500 1,533,750
4.88%, 07/15/26
(a)
........... 7,399 7,947,932
5.63%, 07/15/27
(a)
........... 1,525 1,639,852
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,695,480
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 12,947 16,698,642
7.13%, 10/02/25
(a)
........... USD 4,784 5,192,781
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 2,751 3,059,635
6.38%, 04/01/26 ............ 1,000 1,038,810
4.75%, 12/01/27 ............ 14,020 14,563,275
BP Capital Markets America, Inc.,
2.94%
,
06/04/51 ............ 17,670 18,050,496
Brookfield Property REIT, Inc., 5.75%
,
05/15/26
(a)
................ 2,043 2,012,355
Bruce Mansfield Unit 1 Pass-Through
Trust, 8.88%
,
08/01/23
(f)(i)
...... 17,020 8,510
Buckeye Partners LP:
4.15%, 07/01/23 ............ 4,208 4,323,720
4.35%, 10/15/24 ............ 4,975 5,086,937
4.13%, 03/01/25
(a)
........... 8,450 8,555,625
3.95%, 12/01/26 ............ 706 715,178
Builders FirstSource, Inc., 6.75%
,
06/01/27
(a)
................ 490 531,508
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 54,558 58,104,270
8.13%, 07/01/27 ............ 17,284 19,133,777
Caesars Resort Collection LLC
(a)
:
5.75%, 07/01/25 ............ 8,975 9,509,708
5.25%, 10/15/25 ............ 5,118 5,172,200
Calpine Corp.
(a)
:
5.25%, 06/01/26 ............ 13,612 14,081,614
4.50%, 02/15/28 ............ 35,137 36,542,480
5.13%, 03/15/28 ............ 14,214 14,952,702
Cameron LNG LLC, 3.40%
,
01/15/38
(a)
7,800 8,504,478

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Capitol Investment Merger Sub 2 LLC,
10.00%
,
08/01/24
(a)
.......... USD 13,791 $ 15,094,249
Carlson Travel, Inc., 6.75%
,
12/15/25
(a)
8,210 6,762,987
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 10,475 12,116,642
10.13%, 02/01/26 ........... EUR 1,643 2,317,580
7.63%, 03/01/26 ............ 1,882 2,432,266
Carpenter Technology Corp., 4.45%
,
03/01/23 ................. USD 12,790 13,393,920
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ EUR 8,551 10,493,547
CCO Holdings LLC
(a)
:
5.75%, 02/15/26 ............ USD 1,798 1,855,266
5.50%, 05/01/26 ............ 3,053 3,163,671
5.13%, 05/01/27 ............ 6,601 7,004,915
5.00%, 02/01/28 ............ 9,377 9,916,178
5.38%, 06/01/29 ............ 3,017 3,307,386
4.75%, 03/01/30 ............ 5,587 6,028,373
4.50%, 08/15/30 ............ 3,318 3,521,228
CDK Global, Inc., 5.00%
,
10/15/24
(d)
. 2,120 2,329,350
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 8,608 8,973,840
5.38%, 04/15/27 ............ 1,009 1,031,702
5.25%, 07/15/29 ............ 1,905 1,961,293
Centene Corp.:
4.75%, 01/15/25 ............ 1,581 1,622,470
5.38%, 06/01/26
(a)
........... 15,531 16,380,701
5.38%, 08/15/26
(a)
........... 3,787 4,000,019
4.25%, 12/15/27 ............ 23,881 25,313,860
4.63%, 12/15/29 ............ 17,230 19,128,918
3.38%, 02/15/30 ............ 12,969 13,644,555
3.00%, 10/15/30 ............ 19,810 20,996,619
Centennial Resource Production LLC
(a)
:
5.38%, 01/15/26 ............ 30,495 21,270,262
6.88%, 04/01/27 ............ 4,962 3,560,235
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 14,317,857
CenturyLink, Inc.:
Series Y, 7.50%, 04/01/24 ..... 77 87,203
5.63%, 04/01/25 ............ 1,521 1,640,779
5.13%, 12/15/26
(a)
........... 7,422 7,837,335
4.00%, 02/15/27
(a)
........... 4,817 4,973,552
Charles River Laboratories
International, Inc.
(a)
:
5.50%, 04/01/26 ............ 425 445,145
4.25%, 05/01/28 ............ 1,492 1,562,870
Charles Schwab Corp. (The), Series
H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00%
(c)(l)
............ 16,361 17,219,953
Charter Communications Operating
LLC:
(LIBOR USD 3 Month + 1.65%),
1.86%, 02/01/24
(c)
......... 557 571,146
2.80%, 04/01/31 ............ 13,081 13,835,519
3.70%, 04/01/51 ............ 21,424 22,247,854
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ............ 1,755 2,042,429
5.13%, 06/30/27 ............ 98 115,932
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 27,500 28,221,875
5.63%, 10/01/26 ............ 8,483 8,822,320
4.50%, 10/01/29 ............ 10,897 11,526,629
Security
Par (000)
Par (000) Value
United States (continued)
Cheniere Energy, Inc.
(a)
:
4.88%, (4.88% Cash or 4.88% PIK),
05/28/21
(j)(m)
............. USD 47,516 $ 47,362,212
4.63%, 10/15/28 ............ 7,723 8,109,150
Chesapeake Energy Corp.
(f)(i)
:
6.63%, 08/15/20 ............ 1,665 66,600
6.13%, 02/15/21 ............ 27,853 1,253,385
5.38%, 06/15/21 ............ 4,795 215,775
11.50%, 01/01/25
(a)
.......... 322 56,350
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,968,920
Churchill Downs, Inc.
(a)
:
5.50%, 04/01/27 ............ 1,206 1,276,853
4.75%, 01/15/28 ............ 881 927,252
Cincinnati Bell, Inc., 7.00%
,
07/15/24
(a)
1,150 1,196,000
Cinemark Holdings, Inc., 4.50%
,
08/15/25
(a)(j)
................ 8,246 12,034,913
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
9,560 8,795,200
Citigroup, Inc.
(c)
:
Series W, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.60%), 4.00%
(l)
...... 5,793 5,945,066
(SOFR + 3.91%), 4.41%, 03/31/31 10,930 13,254,342
Claremont Mckenna College, Series
2019, 3.38%
,
01/01/50 ........ 2,005 2,111,312
Clarios Global LP:
6.75%, 05/15/25
(a)
........... 298 321,095
4.38%, 05/15/26 ............ EUR 12,105 15,318,965
6.25%, 05/15/26
(a)
........... USD 2,626 2,816,385
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
2,067 2,156,522
Clear Channel Worldwide Holdings,
Inc., 5.13%
,
08/15/27
(a)
........ 747 754,470
CMS Energy Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.90%), 3.75%
,
12/01/50
(c)
5,204 5,316,927
Colfax Corp.:
6.00%, 02/15/24
(a)
........... 1,215 1,259,068
3.25%, 05/15/25 ............ EUR 1,649 2,041,898
Commercial Metals Co.:
4.88%, 05/15/23 ............ USD 9,935 10,456,587
5.75%, 04/15/26 ............ 5,469 5,646,743
5.38%, 07/15/27 ............ 22,403 23,579,157
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 10,665 10,904,963
CommScope, Inc.
(a)
:
5.50%, 03/01/24 ............ 1,000 1,031,000
6.00%, 03/01/26 ............ 15,580 16,415,088
8.25%, 03/01/27 ............ 10,340 11,037,950
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,656,272
Constellium SE, 5.88%
,
02/15/26
(a)
.. 1,516 1,561,480
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 1,996 2,046,299
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 1,024 1,153,691
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 1,158 1,358,089
4.75%, 04/15/26 ............ 1,800 2,054,454
Crown Americas LLC, 4.75%
,
02/01/26 USD 1,766 1,832,225
Crown Castle International Corp.,
4.15%
,
07/01/50 ............ 8,497 10,328,009
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 9,824 10,032,564
CSC Holdings LLC:
5.25%, 06/01/24 ............ 360 389,664

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 05/15/26
(a)
........... USD 23,354 $ 24,288,160
5.50%, 04/15/27
(a)
........... 1,619 1,716,140
5.38%, 02/01/28
(a)
........... 4,280 4,568,900
6.50%, 02/01/29
(a)
........... 2,101 2,372,134
5.75%, 01/15/30
(a)
........... 17,314 18,980,473
CVS Health Corp., 2.70%
,
08/21/40 . 2,328 2,355,130
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 1,008 1,071,806
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 13,020 13,817,475
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 2,620 2,878,909
5.13%, 05/15/29 ............ 1,968 2,182,748
Dell International LLC, 5.85%
,
07/15/25
(a)
................ 26,443 31,753,192
Delta Air Lines Pass-Through Trust:
Series 2015-1, Class B, 4.25%,
07/30/23 ............... 3,864 3,950,237
Series 2019-1, Class AA, 3.20%,
04/25/24 ............... 246 252,747
Delta Air Lines, Inc.
(a)
:
4.50%, 10/20/25 ............ 11,597 12,395,559
4.75%, 10/20/28 ............ 3,985 4,349,677
DH Europe Finance II SARL, 1.80%
,
09/18/49 ................. EUR 4,200 5,794,626
Diamond Sports Group LLC, 5.38%
,
08/15/26
(a)
................ USD 11,844 9,623,250
Diamondback Energy, Inc., 5.38%
,
05/31/25 ................. 120 124,922
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 5,031 5,408,325
10.25%, 02/15/27 ........... 17,369 19,583,548
Elanco Animal Health, Inc.
(d)
:
4.91%, 08/27/21 ............ 4,242 4,337,445
5.27%, 08/28/23 ............ 20,996 22,938,130
5.90%, 08/28/28 ............ 5,092 6,008,560
Encompass Health Corp., 4.50%
,
02/01/28 ................. 950 992,750
Encore Capital Group, Inc.:
4.88%, 10/15/25 ............ EUR 7,168 9,058,721
5.38%, 02/15/26 ............ GBP 2,475 3,452,254
Endeavor Energy Resources LP
(a)
:
6.63%, 07/15/25 ............ USD 2,765 2,958,550
5.50%, 01/30/26 ............ 6,986 7,168,684
5.75%, 01/30/28 ............ 10,929 11,789,112
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ 673 696,905
Enterprise Products Operating LLC,
4.20%
,
01/31/50 ............ 8,941 10,503,902
ESH Hospitality, Inc.
(a)
:
5.25%, 05/01/25 ............ 7,935 8,133,375
4.63%, 10/01/27 ............ 1,524 1,562,100
Exxon Mobil Corp.:
1.41%, 06/26/39 ............ EUR 13,800 17,666,373
Fidelity National Information Services,
Inc., 2.95%
,
05/21/39 ......... 1,225 1,915,299
FirstEnergy Corp., Series B, 3.90%
,
07/15/27
(d)
................ USD 3,411 3,759,933
FirstEnergy Transmission LLC, 4.35%
,
01/15/25
(a)
................ 9,210 10,040,923
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 23,035,107
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 458,545
Security
Par (000)
Par (000) Value
United States (continued)
Ford Motor Co.:
9.00%, 04/22/25 ............ USD 8,254 $ 10,119,486
9.63%, 04/22/30 ............ 2,359 3,329,139
Ford Motor Credit Co. LLC:
5.58%, 03/18/24 ............ 15,627 16,856,064
1.74%, 07/19/24 ............ EUR 247 299,819
5.13%, 06/16/25 ............ USD 625 679,562
3.25%, 09/15/25 ............ EUR 3,725 4,775,007
3.38%, 11/13/25 ............ USD 9,060 9,307,882
2.33%, 11/25/25 ............ EUR 10,804 13,381,509
2.39%, 02/17/26 ............ 2,821 3,497,969
4.13%, 08/17/27 ............ USD 9,820 10,286,450
5.11%, 05/03/29 ............ 11,663 12,989,083
4.00%, 11/13/30 ............ 7,395 7,764,750
Forestar Group, Inc.
(a)
:
8.00%, 04/15/24 ............ 24,894 26,200,935
5.00%, 03/01/28 ............ 12,530 12,937,225
Freeport-McMoRan, Inc.:
3.88%, 03/15/23 ............ 8,755 9,134,091
5.00%, 09/01/27 ............ 1,436 1,522,160
5.25%, 09/01/29 ............ 706 785,425
Frontier Communications Corp.
(a)
:
5.88%, 10/15/27 ............ 6,500 7,028,125
5.00%, 05/01/28 ............ 8,627 8,993,648
6.75%, 05/01/29 ............ 10,469 11,201,830
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,000 8,263,040
FS KKR Capital Corp., 3.40%
,
01/15/26 10,000 9,937,968
Gap, Inc. (The), 8.38%
,
05/15/23
(a)
.. 2,175 2,465,906
GE Capital Funding LLC, 4.40%
,
05/15/30
(a)
................ 9,992 11,778,854
General Motors Co., 6.13%
,
10/01/25 23,158 28,089,930
General Motors Financial Co., Inc.:
2.90%, 02/26/25 ............ 715 763,564
2.75%, 06/20/25 ............ 13,668 14,615,246
2.70%, 08/20/27 ............ 15,000 15,908,358
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 6,742,205
Global Payments, Inc., 2.90%
,
05/15/30 17,226 18,756,927
GLP Capital LP:
5.38%, 11/01/23 ............ 343 374,721
4.00%, 01/15/31 ............ 9,820 10,715,780
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,296,412
Golden Nugget, Inc., 6.75%
,
10/15/24
(a)
7,140 7,088,735
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ............ 3,000 3,390,900
5.00%, 05/31/26 ............ 1,847 1,879,322
Gray Oak Pipeline LLC
(a)
:
2.00%, 09/15/23 ............ 5,679 5,767,380
2.60%, 10/15/25 ............ 7,287 7,510,471
Gray Television, Inc.
(a)
:
5.88%, 07/15/26 ............ 4,253 4,460,334
7.00%, 05/15/27 ............ 1,129 1,236,255
Great Western Petroleum LLC, 9.00%
,
09/30/21
(a)
................ 15,677 9,092,660
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24 ........ EUR 685 876,446
Hanesbrands, Inc.
(a)
:
4.63%, 05/15/24 ............ USD 3,430 3,592,925
5.38%, 05/15/25 ............ 5,085 5,380,031
4.88%, 05/15/26 ............ 1,059 1,150,339
Harsco Corp., 5.75%
,
07/31/27
(a)
... 1,017 1,075,477

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
HCA, Inc.:
5.38%, 02/01/25 ............ USD 6,268 $ 7,048,554
5.88%, 02/15/26 ............ 4,617 5,309,550
5.25%, 06/15/26 ............ 2,517 2,978,873
5.38%, 09/01/26 ............ 3,698 4,250,481
5.63%, 09/01/28 ............ 1,765 2,082,700
5.88%, 02/01/29 ............ 4,230 5,090,721
3.50%, 09/01/30 ............ 1,910 2,029,520
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
703 745,180
Hess Corp.:
7.30%, 08/15/31 ............ 14,875 19,461,863
7.13%, 03/15/33 ............ 1,200 1,567,124
6.00%, 01/15/40 ............ 9,680 11,958,311
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26 ............ 1,240 1,280,300
4.88%, 01/15/30 ............ 4,993 5,454,853
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 3,000 3,175,275
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ 706 758,117
Howard Hughes Corp. (The)
(a)
:
5.38%, 03/15/25 ............ 3,812 3,931,125
5.38%, 08/01/28 ............ 8,321 8,949,236
Howmet Aerospace, Inc.:
5.13%, 10/01/24 ............ 1,541 1,696,379
5.90%, 02/01/27 ............ 18,766 22,155,703
Hyatt Hotels Corp., 5.38%
,
04/23/25 . 3,404 3,846,918
Hyundai Capital America
(a)
:
3.40%, 06/20/24 ............ 23,579 25,295,846
1.80%, 10/15/25 ............ 6,576 6,719,850
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 5,662 6,057,971
5.25%, 08/15/27
(a)
........... 2,865 3,008,250
4.75%, 01/15/28
(a)
........... 2,153 2,209,516
International Game Technology plc:
6.25%, 02/15/22
(a)
........... 1,544 1,594,165
4.75%, 02/15/23 ............ EUR 3,400 4,340,522
3.50%, 07/15/24 ............ 2,199 2,797,894
6.50%, 02/15/25
(a)
........... USD 4,861 5,434,695
3.50%, 06/15/26 ............ EUR 3,800 4,793,144
6.25%, 01/15/27
(a)
........... USD 3,424 3,920,994
2.38%, 04/15/28 ............ EUR 700 848,377
IQVIA, Inc.
(a)
:
5.00%, 10/15/26 ............ USD 8,609 8,996,405
5.00%, 05/15/27 ............ 2,216 2,355,663
IRB Holding Corp., 7.00%
,
06/15/25
(a)
4,009 4,379,833
Iron Mountain UK plc, 3.88%
,
11/15/25 GBP 2,819 3,905,456
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ USD 3,575 3,735,875
5.25%, 03/15/28 ............ 970 1,023,631
5.00%, 07/15/28 ............ 12,250 13,014,033
5.25%, 07/15/30 ............ 10,578 11,424,240
Jagged Peak Energy LLC, 5.88%
,
05/01/26 ................. 8,551 8,850,285
Jaguar Holding Co. II/PPD
Development LP
(a)
:
4.63%, 06/15/25 ............ 3,525 3,717,500
5.00%, 06/15/28 ............ 1,930 2,060,275
JBS Investments II GmbH
(a)
:
7.00%, 01/15/26 ............ 4,047 4,369,546
5.75%, 01/15/28 ............ 2,043 2,186,030
JBS USA LUX SA
(a)
:
5.75%, 06/15/25 ............ 2,340 2,414,295
6.75%, 02/15/28 ............ 4,538 5,078,306
6.50%, 04/15/29 ............ 5,768 6,714,529
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 01/15/30 ............ USD 2,353 $ 2,703,032
JPMorgan Chase & Co., (SOFR +
3.79%), 4.49%
,
03/24/31
(c)
..... 14,670 18,045,977
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 4,896 4,830,042
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(a)
................ 1,005 1,042,688
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 2,431 2,501,572
KB Home, 7.63%
,
05/15/23 ....... 4,682 5,173,610
KFC Holding Co.
(a)
:
5.25%, 06/01/26 ............ 8,390 8,704,625
4.75%, 06/01/27 ............ 533 562,853
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(a)
........... 9,208 9,920,349
5.00%, 07/15/35 ............ 1,007 1,220,728
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 2,173 2,739,727
Kronos International, Inc., 3.75%
,
09/15/25 ................. 700 865,075
Lamar Media Corp.:
5.75%, 02/01/26 ............ USD 1,316 1,357,125
3.75%, 02/15/28 ............ 706 725,556
4.00%, 02/15/30 ............ 479 496,963
Lamb Weston Holdings, Inc.
(a)
:
4.63%, 11/01/24 ............ 5,985 6,239,362
4.88%, 11/01/26 ............ 2,699 2,821,265
4.88%, 05/15/28 ............ 297 331,526
Lennar Corp.:
4.13%, 01/15/22 ............ 3,018 3,089,677
4.75%, 11/15/22
(d)
........... 28,591 30,163,505
4.88%, 12/15/23 ............ 3,655 4,038,775
4.50%, 04/30/24 ............ 1,760 1,944,800
5.88%, 11/15/24 ............ 10,976 12,677,280
4.75%, 05/30/25 ............ 1,207 1,378,998
5.25%, 06/01/26 ............ 172 203,820
4.75%, 11/29/27 ............ 2,172 2,566,870
Level 3 Financing, Inc.:
5.38%, 01/15/24 ............ 6,675 6,727,065
5.25%, 03/15/26 ............ 5,373 5,551,921
4.63%, 09/15/27
(a)
........... 1,177 1,229,300
4.25%, 07/01/28
(a)
........... 14,883 15,292,283
3.63%, 01/15/29
(a)
........... 11,973 11,943,067
Levi Strauss & Co., 5.00%
,
05/01/25 . 1,000 1,025,000
LGI Homes, Inc., 6.88%
,
07/15/26
(a)
. 2,857 2,999,850
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.62%
,
05/23/59
(c)
................ EUR 4,925 6,176,259
LKQ European Holdings BV, 3.63%
,
04/01/26 ................. 3,000 3,738,249
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... USD 15,769 16,518,027
Lowe's Cos., Inc., 5.13%
,
04/15/50 .. 340 511,103
LYB International Finance III LLC,
3.38%
,
10/01/40 ............ 4,459 4,703,123
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 11,467,272
Macy's Retail Holdings LLC, 3.45%
,
01/15/21 ................. 4,000 3,980,000
Macy's, Inc., 8.38%
,
06/15/25
(a)
.... 7,770 8,628,585
Magellan Midstream Partners LP,
3.95%
,
03/01/50 ............ 2,374 2,675,477
Marriott International, Inc.:
Series N, 3.13%, 10/15/21 ..... 5,120 5,186,377
4.63%, 06/15/30 ............ 2,643 3,101,505
Series GG, 3.50%, 10/15/32
(n)
... 44,056 48,178,945

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... USD 6,725 $ 7,162,125
6.50%, 09/15/26 ............ 6,714 7,016,130
Masonite International Corp.
(a)
:
5.75%, 09/15/26 ............ 350 365,750
5.38%, 02/01/28 ............ 1,304 1,400,170
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 10,446,300
MasTec, Inc., 4.50%
,
08/15/28
(a)
.... 351 368,550
Matador Resources Co., 5.88%
,
09/15/26 ................. 1,236 1,211,280
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 14,877 15,170,523
McDonald's Corp., 4.45%
,
09/01/48 . 8,325 10,898,077
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 4,817,205
Medtronic Global Holdings SCA:
2.25%, 03/07/39 ............ EUR 3,570 5,401,990
1.38%, 10/15/40 ............ 5,110 6,796,403
1.75%, 07/02/49 ............ 6,720 9,490,152
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ USD 18,305 19,881,976
4.63%, 06/15/25
(a)
........... 2,781 2,978,451
4.50%, 09/01/26 ............ 2,680 2,883,412
5.75%, 02/01/27 ............ 8,973 10,066,539
MGM Resorts International:
6.75%, 05/01/25 ............ 1,328 1,437,427
5.75%, 06/15/25 ............ 3,340 3,692,871
4.63%, 09/01/26 ............ 2,497 2,642,325
5.50%, 04/15/27 ............ 5,205 5,800,973
Microchip Technology, Inc.:
3.92%, 06/01/21 ............ 25,675 26,039,565
4.25%, 09/01/25
(a)
........... 41,098 43,479,354
Mileage Plus Holdings LLC, 6.50%
,
06/20/27
(a)
................ 3,000 3,225,000
Molina Healthcare, Inc., 5.38%
,
11/15/22
(d)
................ 1,413 1,496,014
MPLX LP, 2.65%
,
08/15/30 ....... 6,821 7,148,493
MPT Operating Partnership LP:
5.25%, 08/01/26 ............ 588 615,636
5.00%, 10/15/27 ............ 2,816 2,995,520
4.63%, 08/01/29 ............ 2,311 2,469,881
Nationstar Mortgage Holdings, Inc.,
6.00%
,
01/15/27
(a)
........... 2,257 2,395,241
Navient Corp.:
7.25%, 09/25/23 ............ 1,528 1,674,657
6.75%, 06/25/25 ............ 1,509 1,641,038
6.75%, 06/15/26 ............ 1,499 1,628,289
NCR Corp.
(a)
:
8.13%, 04/15/25 ............ 3,530 3,931,149
5.00%, 10/01/28 ............ 2,600 2,743,000
Netflix, Inc.:
5.88%, 02/15/25 ............ 942 1,083,743
4.88%, 04/15/28 ............ 1,883 2,123,459
5.88%, 11/15/28 ............ 2,236 2,680,405
6.38%, 05/15/29 ............ 3,340 4,124,900
3.88%, 11/15/29 ............ EUR 2,967 4,185,729
5.38%, 11/15/29
(a)
........... USD 1,059 1,248,296
3.63%, 06/15/30 ............ EUR 11,331 15,715,132
4.88%, 06/15/30
(a)
........... USD 1,177 1,353,550
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 2,117 2,174,138
Security
Par (000)
Par (000) Value
United States (continued)
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ USD 8,181 $ 8,763,896
4.75%, 11/01/28 ............ 6,890 7,208,663
NextEra Energy Operating Partners
LP
(a)
:
4.25%, 09/15/24 ............ 35 37,450
4.50%, 09/15/27 ............ 388 434,277
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 20,721,782
Nielsen Co. Luxembourg SARL (The),
5.00%
,
02/01/25
(a)
........... 1,488 1,527,060
Nordstrom, Inc., 8.75%
,
05/15/25
(a)
.. 1,515 1,696,878
NRG Energy, Inc.:
2.00%, 12/02/25
(a)
........... 8,143 8,444,112
7.25%, 05/15/26 ............ 15,438 16,287,090
6.63%, 01/15/27 ............ 6,213 6,561,177
5.75%, 01/15/28 ............ 2,671 2,918,068
5.25%, 06/15/29
(a)
........... 5,668 6,234,800
2.75%, 06/01/48
(j)
........... 7,928 9,008,586
Occidental Petroleum Corp.:
8.00%, 07/15/25
(o)
........... 6,325 7,204,175
5.50%, 12/01/25 ............ 7,649 7,974,924
6.13%, 01/01/31 ............ 2,782 2,977,296
Ochsner Clinic Foundation, 5.90%
,
05/15/45 ................. 3,096 4,249,502
OI European Group BV:
3.13%, 11/15/24 ............ EUR 1,730 2,183,408
2.88%, 02/15/25 ............ 4,598 5,687,214
Outfront Media Capital LLC
(a)
:
5.00%, 08/15/27 ............ USD 3,483 3,543,953
4.63%, 03/15/30 ............ 1,563 1,597,603
Ovintiv Exploration, Inc., 5.38%
,
01/01/26 ................. 863 926,127
Owens-Brockway Glass Container, Inc.,
5.88%
,
08/15/23
(a)
........... 2,117 2,267,836
Owl Rock Capital Corp., 3.40%
,
07/15/26 ................. 6,614 6,708,703
Pacific Gas & Electric Co., 4.95%
,
07/01/50 ................. 10,000 11,916,137
Park Intermediate Holdings LLC
(a)
:
7.50%, 06/01/25 ............ 1,020 1,101,600
5.88%, 10/01/28 ............ 2,007 2,137,455
Parsley Energy LLC
(a)
:
5.38%, 01/15/25 ............ 22,605 23,246,982
4.13%, 02/15/28 ............ 1,600 1,680,000
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 9,034 8,906,621
PDC Energy, Inc., 5.75%
,
05/15/26 .. 810 836,325
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,738,020
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 13,487 14,431,090
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(a)
........... 1,016 1,074,420
PetSmart, Inc., 5.88%
,
06/01/25
(a)
... 7,345 7,546,988
PG&E Corp., 5.00%
,
07/01/28 ..... 10,698 11,393,370
Pilgrim's Pride Corp.
(a)
:
5.75%, 03/15/25 ............ 177 181,708
5.88%, 09/30/27 ............ 1,718 1,863,360
Pioneer Energy Services Corp.
(a)(b)
:
(LIBOR USD 3 Month + 9.50%),
11.00%, 05/15/25
(c)
........ 13,256 10,414,105
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(j)(m)
............. 9,332 4,982,692

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. USD 17,990 $ 17,831,080
Post Holdings, Inc.
(a)
:
5.00%, 08/15/26 ............ 6,373 6,580,123
5.50%, 12/15/29 ............ 2,274 2,481,502
4.63%, 04/15/30 ............ 4,907 5,161,968
Prime Security Services Borrower
LLC
(a)
:
3.38%, 08/31/27 ............ 853 846,603
6.25%, 01/15/28 ............ 3,938 4,227,797
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 4,880 5,016,799
PulteGroup, Inc.:
4.25%, 03/01/21 ............ 425 426,062
5.50%, 03/01/26 ............ 7,505 8,930,312
5.00%, 01/15/27 ............ 1,262 1,489,160
7.88%, 06/15/32 ............ 10,834 16,210,373
6.00%, 02/15/35 ............ 141 191,718
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 23,021 23,481,420
3.88%, 03/01/31 ............ 16,339 16,951,712
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
4,192 4,474,960
Radiate Holdco LLC
(a)
:
4.50%, 09/15/26 ............ 2,706 2,790,562
6.50%, 09/15/28 ............ 1,114 1,173,878
Realogy Group LLC, 9.38%
,
04/01/27
(a)
1,092 1,209,390
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ............ EUR 8,061 10,352,416
6.25%, 05/15/26
(a)
........... USD 34,900 37,255,750
Reynolds Group Issuer, Inc., 5.13%
,
07/15/23
(a)
................ 37 37,455
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 852,840
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(a)
................ 1,121 1,165,975
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 3,415,191
Sabre GLBL, Inc.
(a)
:
5.25%, 11/15/23 ............ 860 870,750
9.25%, 04/15/25 ............ 7,650 9,103,500
7.38%, 09/01/25 ............ 3,215 3,488,275
Scientific Games International, Inc.,
5.00%
,
10/15/25
(a)
........... 7,723 7,969,286
Seagate HDD Cayman:
4.75%, 06/01/23 ............ 2,250 2,430,337
3.13%, 07/15/29
(a)
........... 7,796 7,796,858
3.38%, 07/15/31
(a)
........... 1,605 1,613,683
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 6,851 7,399,080
9.50%, 08/01/25 ............ 2,503 2,717,319
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 29,420 31,682,986
Service Properties Trust:
5.00%, 08/15/22 ............ 7,737 7,872,397
4.50%, 06/15/23 ............ 17,112 17,197,560
4.35%, 10/01/24 ............ 442 436,475
7.50%, 09/15/25 ............ 4,089 4,711,834
5.50%, 12/15/27 ............ 1,318 1,441,048
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 5,845 7,214,405
2.25%, 06/01/28 ............ 9,240 11,456,689
Simmons Foods, Inc., 5.75%
,
11/01/24
(a)
................ USD 1,116 1,139,715
Sirius XM Radio, Inc.
(a)
:
4.63%, 07/15/24 ............ 23,704 24,563,270
Security
Par (000)
Par (000) Value
United States (continued)
5.38%, 07/15/26 ............ USD 2,064 $ 2,151,720
5.00%, 08/01/27 ............ 12,024 12,775,620
5.50%, 07/01/29 ............ 10,698 11,771,143
4.13%, 07/01/30 ............ 1,741 1,853,077
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 3,001 3,003,611
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(a)
................ 430 464,400
SM Energy Co.:
1.50%, 07/01/21
(j)
........... 8,783 8,269,425
10.00%, 01/15/25
(a)
.......... 12,937 13,907,275
Southern California Edison Co., 3.65%
,
02/01/50 ................. 3,723 4,228,629
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(a)
....... 1,210 1,282,285
Sprint Communications, Inc., 6.00%
,
11/15/22 .................. 10,855 11,750,537
Sprint Corp.:
7.25%, 09/15/21 ............ 19,474 20,262,697
7.88%, 09/15/23 ............ 34,382 39,807,480
7.13%, 06/15/24 ............ 20,846 24,389,820
7.63%, 02/15/25 ............ 9,105 10,888,078
7.63%, 03/01/26 ............ 1,058 1,313,184
Sprint Spectrum Co. LLC, 3.36%
,
09/20/21
(a)(d)
............... 1,267 1,279,036
Standard Industries, Inc.:
2.25%, 11/21/26 ............ EUR 1,820 2,242,712
5.00%, 02/15/27
(a)
........... USD 1,622 1,694,990
4.75%, 01/15/28
(a)
........... 5,637 5,932,943
4.38%, 07/15/30
(a)
........... 1,315 1,406,695
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ 9,801 10,234,890
10.75%, 04/15/27 ........... 1,750 1,741,250
Stericycle, Inc., 5.38%
,
07/15/24
(a)
.. 1,819 1,895,762
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 417 437,850
SUN Country Marine, Inc.
(b)
:
Series 2019-1C, 7.00%, 12/15/23 4,517 4,105,132
Series 2019-1B, 4.70%, 12/15/25 4,507 4,135,028
Sunoco LP:
4.88%, 01/15/23 ............ 2,691 2,724,907
5.50%, 02/15/26 ............ 6,914 7,086,850
6.00%, 04/15/27 ............ 1,907 2,027,179
5.88%, 03/15/28 ............ 9,465 10,222,200
4.50%, 05/15/29
(a)
........... 1,369 1,423,760
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 5,590,784
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 10,524 8,577,060
10.50%, 01/15/26
(a)
.......... 10,841 9,643,395
7.25%, 05/15/27
(a)
........... 41,842 44,561,730
Talos Production LLC, 11.00%
,
04/03/22 ................. 14,140 14,559,958
Talos Production, Inc., 12.00%
,
01/15/26
(a)
................ 23,538 22,901,768
Targa Resources Partners LP:
4.25%, 11/15/23 ............ 2,000 2,010,000
5.13%, 02/01/25 ............ 1,427 1,462,675
5.88%, 04/15/26 ............ 17,614 18,674,715
5.38%, 02/01/27 ............ 1,008 1,058,773
6.50%, 07/15/27 ............ 2,914 3,161,690
5.00%, 01/15/28 ............ 883 932,060
6.88%, 01/15/29 ............ 1,568 1,765,960
5.50%, 03/01/30 ............ 4,079 4,428,570

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... USD 17,633 $ 19,983,832
TEGNA, Inc.:
4.63%, 03/15/28
(a)
........... 15,627 15,978,607
5.00%, 09/15/29 ............ 1,295 1,368,061
Teleflex, Inc., 4.63%
,
11/15/27 ..... 1,001 1,075,785
Tempur Sealy International, Inc., 5.50%
,
06/15/26 ................. 1,899 1,976,289
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 3,807 3,902,251
4.63%, 09/01/24
(a)
........... 18,780 19,390,350
7.50%, 04/01/25
(a)
........... 496 541,880
5.13%, 05/01/25 ............ 5,625 5,734,631
4.88%, 01/01/26
(a)
........... 27,151 28,402,933
6.25%, 02/01/27
(a)
........... 6,072 6,436,320
5.13%, 11/01/27
(a)
........... 1,765 1,868,694
4.63%, 06/15/28
(a)
........... 1,950 2,042,625
Terex Corp., 5.63%
,
02/01/25
(a)
.... 2,637 2,716,440
Thermo Fisher Scientific, Inc., 1.88%
,
10/01/49 ................. EUR 4,300 6,065,749
T-Mobile USA, Inc.:
4.75%, 02/01/28 ............ USD 1,072 1,152,282
3.88%, 04/15/30
(a)
........... 19,250 22,295,350
2.25%, 11/15/31
(a)
........... 5,877 6,031,800
3.30%, 02/15/51
(a)
........... 8,775 9,027,984
Toll Brothers Finance Corp.:
4.38%, 04/15/23 ............ 15,384 16,326,270
4.88%, 11/15/25 ............ 4,261 4,782,972
4.88%, 03/15/27 ............ 2,000 2,285,000
4.35%, 02/15/28 ............ 2,000 2,220,000
3.80%, 11/01/29 ............ 11,919 12,872,520
TransDigm, Inc.:
8.00%, 12/15/25
(a)
........... 21,941 24,251,387
6.25%, 03/15/26
(a)
........... 27,543 29,333,295
6.38%, 06/15/26 ............ 4,428 4,582,980
Transocean Guardian Ltd., 5.88%
,
01/15/24
(a)
................ 2,620 2,200,817
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 18,892 18,324,852
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 2,204 2,069,380
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. 296 306,175
TRI Pointe Group, Inc.:
5.25%, 06/01/27 ............ 11,685 12,707,438
5.70%, 06/15/28 ............ 562 634,498
UGI International LLC, 3.25%
,
11/01/25 EUR 5,787 7,262,691
Under Armour, Inc., 3.25%
,
06/15/26 . USD 1,050 1,056,563
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%,
08/15/21 ............... 11,014 11,099,648
Series 2014-2, Class B, 4.63%,
09/03/22 ............... 2,409 2,423,962
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 39,134 42,273,036
Series 2019-2, Class B, 3.50%,
05/01/28 ............... 6,808 6,358,389
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 7,001 7,411,959
5.50%, 05/15/27 ............ 6,283 6,722,810
3.88%, 11/15/27 ............ 8,963 9,388,742
4.88%, 01/15/28 ............ 13,279 14,142,135
5.25%, 01/15/30 ............ 883 980,130
3.88%, 02/15/31 ............ 6,616 6,940,515
Security
Par (000)
Par (000) Value
United States (continued)
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... USD 18,242 $ 19,245,310
Universal Health Services, Inc., 2.65%
,
10/15/30
(a)
................ 15,805 16,407,384
University of Southern California,
3.03%
,
10/01/39 ............ 208 226,283
US Concrete, Inc., 6.38%
,
06/01/24 . 432 442,800
US Foods, Inc., 6.25%
,
04/15/25
(a)
.. 580 619,875
Vail Resorts, Inc., 6.25%
,
05/15/25
(a)
. 357 381,098
Valvoline, Inc., 4.25%
,
02/15/30
(a)
... 345 365,700
Verizon Communications, Inc.:
2.88%, 11/20/50 ............ 17,000 17,129,260
3.00%, 11/20/60 ............ 15,405 15,559,710
ViaSat, Inc., 5.63%
,
04/15/27
(a)
..... 351 368,550
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 50,324 51,470,129
4.25%, 12/01/26 ............ 27,932 28,969,674
3.75%, 02/15/27 ............ 8,822 9,020,495
4.63%, 12/01/29 ............ 17,494 18,718,580
4.13%, 08/15/30 ............ 10,546 11,132,674
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24
(n)
........... 45,971 49,783,550
5.50%, 09/01/26 ............ 7,085 7,383,987
5.63%, 02/15/27 ............ 4,220 4,488,561
5.00%, 07/31/27 ............ 17,365 18,406,900
Washington Mutual Escrow Bonds
(b)(f)(i)
:
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(k)
........... 2,631 —
0.00%, 09/21/17
(c)
........... 25,126 2
0.00%, 09/21/17
(k)
........... 15,753 2
0.00%, 10/03/17
(c)
........... 14,745 1
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 3,238,455
WESCO Distribution, Inc.:
5.38%, 12/15/21 ............ 1,500 1,500,900
7.13%, 06/15/25
(a)
........... 4,780 5,257,187
7.25%, 06/15/28
(a)
........... 1,000 1,137,290
Wesleyan University, 4.78%
,
07/01/16 4,035 5,083,341
Western Digital Corp.:
1.50%, 02/01/24
(d)(j)
.......... 17,595 17,488,477
4.75%, 02/15/26 ............ 6,870 7,591,350
Western Midstream Operating LP,
(LIBOR USD 3 Month + 1.85%),
2.07%
,
01/13/23
(c)
........... 6,848 6,712,841
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 1,000 1,061,985
5.63%, 03/15/27 ............ 1,011 1,064,078
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,859 2,009,114
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(a)
........... 224 231,840
WMG Acquisition Corp.:
3.63%, 10/15/26 ............ EUR 4,645 5,853,994
3.88%, 07/15/30
(a)
........... USD 307 326,270
WPX Energy, Inc.:
8.25%, 08/01/23 ............ 1,335 1,519,390
5.25%, 09/15/24 ............ 760 827,845
5.25%, 10/15/27 ............ 578 612,461
5.88%, 06/15/28 ............ 936 1,020,268
4.50%, 01/15/30 ............ 3,051 3,234,060
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 4,697 5,378,065
Wyndham Hotels & Resorts, Inc.
(a)
:
5.38%, 04/15/26 ............ 2,949 3,052,215

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
4.38%, 08/15/28 ............ USD 2,271 $ 2,359,683
Wynn Las Vegas LLC
(a)
:
5.50%, 03/01/25 ............ 5,738 5,989,038
5.25%, 05/15/27 ............ 6,935 7,148,251
Wynn Resorts Finance LLC
(a)
:
7.75%, 04/15/25 ............ 11,636 12,610,515
5.13%, 10/01/29 ............ 16,475 17,257,563
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ 26,550 28,256,368
5.50%, 08/15/28 ............ 7,000 7,428,050
XHR LP, 6.38%
,
08/15/25
(a)
....... 2,317 2,444,435
XPO Logistics, Inc.
(a)
:
6.13%, 09/01/23 ............ 441 448,718
6.75%, 08/15/24 ............ 2,047 2,174,937
Yum! Brands, Inc.
(a)
:
7.75%, 04/01/25 ............ 427 472,903
4.75%, 01/15/30 ............ 3,852 4,223,718
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 7,112 7,129,780
4,687,351,342
Vietnam — 0.1%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29 ............ 5,324 5,575,226
No Va Land Investment Group Corp.,
5.50%
,
04/27/23
(j)
........... 12,988 13,008,774
18,584,000
Total Corporate Bonds — 30.4%
(Cost: $10,295,702,272) ........................... 10,760,987,432
Floating Rate Loan Interests — 4.2%
Brazil — 0.0%
Samarco Mineracao SA, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00%
,
 12/02/25
(b)(c)(f)(i)
........ 6,079 3,799,404
Canada — 0.1%
(c)
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%
,
 12/11/26 ............ 31,961 30,582,995
Nuvei Technologies Corp., Term Loan,
09/29/25
(b)(p)
............... 2,550 2,556,375
33,139,370
Denmark — 0.0%
Nets Holdco 4 ApS, Facility Term Loan
B1, (EURIBOR 3 Month + 3.25%),
3.25%
,
 02/06/25
(c)
........... EUR 2,646 3,225,235
France — 0.1%
(c)
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%
,
 03/01/25 ...... 2,000 2,431,694
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23
(b)
..... 1,391 1,682,323
Elsan SAS, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 10/30/24 ............ 1,000 1,219,427
Financiere Mendel, Facility Term Loan
B, (EURIBOR 6 Month + 4.50%),
4.50%
,
 04/13/26 ............ 3,300 4,042,975
Security
Par (000)
Par (000) Value
France (continued)
Group Inovie, Facility Term Loan B,
12/08/27
(b)(p)
............... EUR 1,000 $ 1,220,123
Kirk Beauty One GMBH, Facility Term
Loan B4, 08/12/22
(p)
.......... 420 456,678
Kirk Beauty One GMBH, Facility Term
Loan B5, 08/12/22
(p)
.......... 93 101,484
THOM Europe SAS, Facility Term Loan
B, (EURIBOR 3 Month + 4.25%),
4.25%
,
 08/07/24 ............ 1,500 1,761,008
12,915,712
Germany — 0.2%
(c)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 1 Month +
2.50%), 2.50%
,
 03/07/25 ...... 1,965 2,322,297
HSE24, Term Loan, (EURIBOR 3 Month
+ 6.50%), 6.50%
,
 01/01/28
(b)
.... 40,580 48,583,066
Kirk Beauty One GMBH, Facility Term
Loan B1, 08/12/22
(p)
.......... 634 689,222
Kirk Beauty One GMBH, Facility Term
Loan B2, 08/12/22
(p)
.......... 220 238,737
Kirk Beauty One GMBH, Facility Term
Loan B3, 08/12/22
(p)
.......... 540 586,943
Kirk Beauty One GMBH, Facility Term
Loan B6, 08/12/22
(p)
.......... 354 385,146
Kirk Beauty One GMBH, Facility Term
Loan B7, 08/12/22
(p)
.......... 238 258,312
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 2,500 2,915,162
55,978,885
Ireland — 0.0%
Flutter Entertainment plc, Term Loan,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 07/10/25
(c)
........... 597 730,310
Luxembourg — 0.1%
(c)
Akita Bidco SARL, Facility Term Loan
B3, (EURIBOR 6 Month + 3.25%),
3.25%
,
 11/10/25 ............ 806 976,444
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 3 Month +
3.25%), 3.25%
,
 09/13/23 ...... 1,448 1,753,878
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23
(b)
..... 609 736,545
eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 2.75%),
2.75%
,
 05/15/26 ............ 3,000 3,654,395
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 1
Month + 2.63%), 2.63%
,
 01/29/27 1,000 1,203,741
Intelsat Jackson Holdings SA, Facility
Term Loan, (LIBOR USD 3 Month +
5.50%), 6.50%
,
 07/13/22 ...... USD 8,289 8,442,064
Intelsat Jackson Holdings SA, Term
Loan B3, (LIBOR USD 1 Month +
4.75%), 8.00%
,
 11/27/23 ....... 3,435 3,477,937
Intelsat Jackson Holdings SA, Term
Loan B4, (LIBOR USD 1 Month +
5.50%), 8.75%
,
 01/02/24 ...... 3,350 3,396,891
JBS USA LUX SA, Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.15%
,
 05/01/26 ............ 7,880 7,810,679

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Logoplaste Parent SARL, Facility Term
Loan B, (EURIBOR 3 Month +
3.50%), 3.50%
,
 10/04/23 ...... EUR 1,700 $ 2,056,037
LSF10 XL Bidco SCA, Facility Term
Loan B3, (EURIBOR 3 Month +
4.00%), 4.00%
,
 10/12/26 ...... 1,333 1,612,995
Ortho-Clinical Diagnostics, Inc., Term
Loan, 06/30/25
(p)
............ USD 4,883 4,806,857
Summer (BC) Bidco B LLC, Facility
Term Loan B, 12/04/26
(p)
....... EUR 1,717 2,088,931
42,017,394
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 4.00%), 4.00%
,
 02/21/23
(b)(c)
... USD 3,200 3,036,800
Netherlands — 0.1%
(c)
Boels Topholding BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 02/06/27 ............ EUR 1,000 1,220,428
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.75%
,
 07/10/25 ............ USD 7,250 7,272,380
Klockner Pentaplast of America, Inc.,
Term Loan, 06/30/22
(p)
........ EUR 3,000 3,626,541
NewCo I BV, Facility Term Loan AW1,
01/31/29
(p)
................ 3,250 3,973,857
Nouryon Finance BV, Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 10/01/25 ............ 1,511 1,835,440
Peer Holding III BV, Facility Term Loan
B
(c)
:
(EURIBOR 6 Month + 3.25%),
3.25%, 03/07/25 .......... 6,849 8,246,333
 01/18/27
(p)
................ 5,500 6,665,188
UPC Broadband Holding BV, Facility
Term Loan AW, 01/31/29
(p)
...... 3,250 3,973,857
Ziggo BV, Facility Term Loan H,
01/31/29
(p)
................ 5,000 6,085,344
42,899,368
Norway — 0.0%
Adevinta ASA, Facility Term Loan B1,
10/22/27
(c)(p)
............... 2,000 2,444,986
Spain — 0.1%
(c)
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50%
,
 12/26/25 ...... 3,500 3,228,210
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(p)
................ 3,000 3,670,301
Pax Midco Spain SLU, Facility Term
Loan B, 07/01/26
(p)
........... 1,619 1,745,228
Piolin BidCo SAU, Term Loan,
09/16/26
(p)
................ 3,000 3,374,503
Promotora de Informaciones SA, Term
Loan
(c)(p)
:
 11/30/22 ................. 7,655 8,731,693
 12/31/22 ................. 4,925 5,450,984
26,200,919
Security
Par (000)
Par (000) Value
Sweden — 0.0%
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 1 Month +
3.25%), 3.25%
,
 07/04/24
(c)
..... EUR 500 $ 602,774
United Kingdom — 0.1%
(c)
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 4.50%),
5.50%
,
 12/11/26 ............ USD 14,589 14,623,262
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.25%
,
 12/05/24 ............ GBP 1,000 1,359,815
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 2,984 3,576,762
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/02/25 ............ 2,000 2,398,661
SYNLAB International GmbH, Term
Loan, (EURIBOR 6 Month + 3.75%),
3.75%
,
 07/01/27 ............ 1,250 1,524,039
Virgin Media SFA Finance Ltd, Facility
Term Loan M, 11/15/27
(p)
....... GBP 3,000 4,001,209
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan R, 01/31/29
(p)
....... EUR 789 967,354
28,451,102
United States — 3.4%
18 Fremont Street Acquisition LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.50%
,
 08/09/25
(c)
..... USD 62,588 61,961,760
Acadia Healthcare Co., Term Loan B4,
(LIBOR USD 1 Month + 2.50%),
2.65%
,
 02/16/23
(c)
........... 29,251 29,123,407
Advanced Drainage Systems, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.25%), 2.44%
,
 07/31/26
(c)
..... 1,643 1,637,914
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(c)
:
(LIBOR USD 1 Month + 3.75%),
3.90%, 02/02/26 .......... 8,378 7,891,408
(LIBOR USD 3 Month + 6.00%),
6.75%, 02/02/26
(b)
......... 3,358 3,340,797
Airbnb, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 7.50%),
8.50%
,
 04/17/25
(c)
........... 6,513 7,042,473
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.21%
,
 02/05/24
(c)
........... 35,877 34,833,950
Amazon Logistics Construction Brid,
Term Loan, (LIBOR USD 3 Month +
2.95%), 0.25%
,
 01/01/28
(c)
..... 101,000 101,000,000
Avaya, Inc., Term Loan B, 12/15/24
(c)(p)
2,905 2,910,084
Barracuda Networks, Inc., 1st Lien Term
Loan, 02/12/25
(c)(p)
........... 12,254 12,216,789
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(c)
..... 5,606 5,648,045
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.90%
,
 11/27/25
(c)
........... 12,714 12,582,528
BCP Raptor II LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.90%
,
 11/03/25
(c)
........... 26,144 23,425,128

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 2.40%
,
 01/02/25
(c)
..... USD 10,037 $ 9,954,065
Boxer Parent Company Inc., Term
Loan, 10/02/25
(c)(p)
........... EUR 2,992 3,660,194
Buckeye Partners LP, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.90%
,
 11/01/26
(c)
........... USD 24,778 24,727,464
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(c)
........... 2,004 1,998,369
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.65%
,
 07/21/25
(c)
..... 3,753 3,753,758
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 3.15%),
0.00% - 10.00%
,
 04/24/21
(b)(c)
... 33,709 33,573,965
California Resources Corp., Term Loan,
(LIBOR USD 1 Month + 0.00%),
10.00%
,
 10/27/25
(c)
.......... 4,320 4,287,695
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.40%
,
 02/01/25
(b)(c)
10,937 10,800,740
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.14%
,
 06/24/24
(b)(c)(f)(i)
........ 31,968 26,533,440
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(c)(p)
............... EUR 6,000 7,296,036
Cloudera, Inc., Term Loan, 12/22/27
(c)(p)
USD 1,997 1,992,008
Colorado Plaza, Term Loan,
(LIBOR USD 1 Month + 3.06%),
3.05%
,
 05/15/21
(b)(c)
.......... 19,300 17,563,000
Coty, Inc., Term Loan A, (EURIBOR 1
Month + 1.75%), 1.75%
,
 04/05/23
(c)
EUR 8,861 10,202,921
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(c)
620 707,335
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.66%
,
 04/15/27
(c)
........... USD 9,648 9,547,376
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(c)
........... 13,513 13,498,946
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(c)
........... 4,652 4,681,075
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(b)(c)
.......... 1,960 1,969,725
Dun & Bradstreet Corp. (The), Term
Loan, 02/06/26
(c)(p)
........... 17,765 17,757,765
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%
,
 05/09/24
(b)(c)
......... 1,257 1,294,386
Everi Payments, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/09/24
(c)
........... 1,623 1,602,416
Facebook Burlingame, Term Loan,
05/09/23
(b)(c)(p)
.............. 22,133 22,133,369
Flexera Software LLC, 1st Lien Term
Loan
(c)(p)
:
 02/26/25 ................. 1,955 1,949,735
 01/26/28
(b)
................ 6,197 6,189,254
Security
Par (000)
Par (000) Value
United States (continued)
Foundation Building Materials Holding
Co. LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 08/13/25
(c)
USD 5,859 $ 5,853,038
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month +
4.75%), 5.75%
,
 10/08/21
(c)
..... 8,427 8,453,377
Genesee & Wyoming, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.25%
,
 12/30/26
(c)
........... 9,062 9,034,612
Gentiva Health Services, Inc., 1st Lien
Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 3.44%
,
 07/02/25
(c)
.... 21,345 21,197,968
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25% - 3.50%
,
 10/04/23
(c)
..... 13,593 13,093,430
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week +
2.00%), 2.10%
,
 11/15/27
(c)
...... 15,353 15,208,783
GTT Communications BV, Term Loan,
05/31/25
(c)(p)
............... EUR 3,755 4,120,191
GVC Holdings plc, Facility Term Loan
B3, (LIBOR USD 3 Month + 2.25%),
3.25%
,
 03/29/24
(c)
........... USD 1,262 1,262,095
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(c)
..... 9,013 9,058,477
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
3.50%), 3.50%
,
 04/01/24
(b)(c)
.... 30,000 27,300,000
Houston Center, Term Loan, 12/09/22
(b)
(c)(p)
..................... 26,839 26,814,552
Hyland Software, Inc., 1st Lien Term
Loan, 07/01/24
(c)(p)
........... 14,359 14,375,265
I-Logic Technologies Bidco Ltd., Term
Loan, (EURIBOR 3 Month + 2.75%),
3.75%
,
 12/21/24
(c)
........... EUR 1,000 1,203,325
Informatica LLC, 2nd Lien Term Loan,
02/25/25
(p)(q)
............... USD 24,168 24,548,646
Informatica LLC, Term Loan, 02/25/27
(c)
(p)
...................... 30,848 30,558,700
Interface Security LLC, Term Loan,
(LIBOR USD 6 Month + 8.75%),
8.75%
,
 08/07/23
(b)(c)
.......... 11,678 11,678,497
Jeld-Wen, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.00%),
2.15%
,
 12/14/24
(c)
........... 6,283 6,198,401
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26
(b)(c)
.......... 2,325 2,284,163
Kronos Acquisition Holdings, Inc., Term
Loan, 12/22/26
(c)(p)
........... 6,610 6,601,737
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.64%
,
 02/05/27
(c)
........... 1,040 1,016,445
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(c)(p)
........... 2,630 2,627,349
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(c)(p)
.... 584 583,855
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.90%
,
 08/31/27
(c)
........... 27,253 27,133,904

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
LogMeIn, Inc., 2nd Lien Term Loan,
08/31/28
(c)(p)
............... USD 1,430 $ 1,419,275
Luxembourg Life Fund, Term Loan G,
0.00% - 10.00%
,
 01/01/28
(b)(q)
... 15,000 14,925,000
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 09/30/24
(c)
........... 40,024 39,994,043
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.65%
,
 07/03/25
(c)
..... 7,273 7,272,862
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)(c)
.... 2,900 2,885,500
MI Windows and Doors LLC, Term
Loan, 12/18/27
(c)(p)
........... 5,471 5,477,839
Opendoor, Term Loan, 0.00% -
10.00%
,
 01/23/26
(b)(q)
......... 8,667 8,666,667
Park Avenue Tower, Term Loan,
03/09/24
(b)(c)(p)
.............. 41,664 41,589,312
PCI Gaming Authority, Inc., Facility
Term Loan B, (LIBOR USD 1 Month
+ 2.50%), 2.65%
,
 05/29/26
(c)
.... 15,384 15,196,697
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 4.50%),
5.50%
,
 06/23/25
(c)
........... 13,231 13,366,128
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 07/24/26
(c)
2,185 2,175,961
Playtika Holding Corp., Term Loan B,
(LIBOR USD 3 Month + 6.00%),
7.00%
,
 12/10/24
(c)
........... 22,509 22,618,802
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.21%
,
 08/07/23
(c)
..... 6,703 6,125,215
Ply Gem Midco, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 04/12/25
(c)
........... 11,875 11,845,780
RNTR Seer Financing, Term Loan,
(LIBOR USD 1 Month + 2.63%),
2.63%
,
 12/20/21
(b)(c)
.......... 17,033 16,990,517
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 02/28/25
(c)
..... 6,953 6,484,022
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
8.00%), 9.00%
,
 02/28/26
(c)
..... 4,760 3,712,800
Sabre GLBL, Inc., Term Loan B,
12/17/27
(c)(p)
............... 2,051 2,053,564
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.53%
,
 03/06/25
(c)
........... 2,414 2,389,754
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month +
4.00%), 4.75%
,
 09/23/27
(c)
..... 1,627 1,626,418
Spectacle Gary Holdings LLC, Delayed
Draw Term Loan, (LIBOR USD 3
Month + 8.00%), 11.25%
,
 12/23/25
(c)
2,500 2,500,000
Spectacle Gary Holdings LLC, Term
Loan, (LIBOR USD 3 Month +
9.00%), 11.00%
,
 12/23/25
(c)
..... 34,500 34,500,000
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/29/26
(b)(c)
.... 8,833 8,789,022
Security
Par (000)
Par (000) Value
United States (continued)
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.40%
,
 12/09/25
(c)
........... USD 4,955 $ 4,849,682
Ultimate Software Group, Inc. (The), 1st
Lien Term Loan, 05/04/26
(c)(p)
.... 18,231 18,312,072
Ultimate Software Group, Inc. (The),
2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(c)
1,910 1,960,138
Veritas US, Inc., Term Loan B,
(EURIBOR 3 Month + 5.50%),
6.50%
,
 09/01/25
(c)
........... EUR 4,294 5,247,000
VICI Properties 1 LLC, Term Loan B,
(LIBOR USD 1 Month + 1.75%),
1.89%
,
 12/20/24
(c)
........... USD 22,120 21,727,370
Virtusa Corp., Term Loan, 12/09/27
(c)(p)
3,886 3,856,855
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%),
3.40%
,
 02/28/27
(c)
........... 8,843 8,787,459
Western Digital Corp., Term Loan A1,
(LIBOR USD 1 Month + 1.50%),
1.65%
,
 02/27/23
(c)
........... 12,948 12,826,552
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/29/23
(c)
........... 12,111 12,084,023
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(c)
........... 13,619 13,601,976
Woof Holdings, Inc., 1st Lien Term
Loan, 12/21/27
(c)(p)
........... 3,274 3,267,190
XPO Logistics, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.15%
,
 02/24/25
(c)
........... 14,516 14,425,337
Zaxby's Operating Co. LP, 1st Lien
Term Loan, 12/28/27
(c)(p)
....... 5,657 5,657,000
Zaxby's Operating Co. LP, 2nd Lien
Term Loan, 12/28/28
(b)(c)(p)
...... 3,750 3,787,500
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.14%
,
 01/24/27
(c)
........... 2,678 2,654,931
1,217,146,393
Total Floating Rate Loan Interests — 4.2%
(Cost: $1,477,641,681) ........................... 1,472,588,652
Foreign Agency Obligations — 3.2%
Argentina — 0.1%
YPF SA:
8.75%, 04/04/24
(a)
........... 8,210 7,235,063
8.50%, 07/28/25 ............ 2,949 2,269,808
7.00%, 12/15/47
(a)
........... 10,000 6,925,000
16,429,871
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%
,
10/05/25 ............ 2,674 3,100,169
CBB International Sukuk Programme
Co. SPC, 6.25%
,
11/14/24
(a)
.... 2,027 2,234,767
5,334,936
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(a)
:
5.75%, 10/27/21 ............ 1,295 1,339,516
3.63%, 02/04/25 ............ 8,987 9,309,970

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Brazil (continued)
4.63%, 02/04/30 ............ USD 1,236 $ 1,320,975
11,970,461
Chile — 0.0%
(a)
Corp. Nacional del Cobre de Chile,
3.75%
,
01/15/31 ............ 2,835 3,221,269
Empresa de los Ferrocarriles del
Estado, 3.07%
,
08/18/50 ....... 4,125 3,988,359
Empresa de Transporte de Pasajeros
Metro SA:
3.65%, 05/07/30 ............ 3,980 4,467,550
5.00%, 01/25/47 ............ 309 393,010
12,070,188
China — 1.7%
Chengdu Xingcheng Investment Group
Co. Ltd., 2.50%
,
03/20/21 ...... EUR 8,600 10,460,225
China Development Bank:
3.30%, 02/01/24 ............ CNY 268,000 41,243,988
2.89%, 06/22/25 ............ 1,285,460 194,109,590
3.34%, 07/14/25 ............ 458,200 70,524,645
3.68%, 02/26/26 ............ 127,200 19,856,724
3.39%, 07/10/27 ............ 187,000 28,567,533
4.04%, 07/06/28 ............ 127,300 20,130,386
3.45%, 09/20/29 ............ 176,170 26,603,359
3.09%, 06/18/30 ............ 169,400 24,836,801
3.70%, 10/20/30 ............ 616,100 95,814,855
China Minmetals Corp., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.72%), 3.75%
(c)(l)
USD 3,179 3,223,705
China National Petroleum Corp., Series
B, 4.16%
,
08/16/25 .......... CNY 100,000 15,700,808
China Southern Power Grid Co. Ltd.:
3.76%, 01/14/24 ............ 80,000 12,395,334
China State Railway Group Co. Ltd.:
4.88%, 10/17/24 ............ 90,000 14,532,955
Series A, 5.42%, 05/27/24 ..... 10,000 1,625,395
Guangxi Financial Investment Group
Co. Ltd.:
5.75%, 01/23/21 ............ USD 5,700 5,683,969
3.60%, 11/18/23 ............ 7,675 7,466,336
State Grid Corp. of China, 5.38%
,
08/19/24 ................. CNY 20,000 3,263,185
Zhengzhou Real Estate Group Co. Ltd.,
3.95%
,
10/09/22 ............ USD 8,455 8,602,963
604,642,756
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 ............ 5,980 6,875,131
6.88%, 04/29/30 ............ 3,750 4,810,313
5.88%, 05/28/45 ............ 6,759 8,148,819
Empresas Publicas de Medellin ESP
(a)
:
4.25%, 07/18/29 ............ 9,146 9,789,078
4.38%, 02/15/31 ............ 4,826 5,187,950
34,811,291
France — 0.3%
Electricite de France SA:
(USD Swap Semi 10 Year + 3.71%),
5.25%
(c)(l)
............... 1,700 1,801,184
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(c)(l)
......... EUR 1,000 1,319,382
0.00%, 09/14/24
(j)(k)
.......... 26,009 5,041,323
(EUR Swap Annual 12 Year +
3.79%), 5.37%
(c)(l)
......... 9,600 13,443,037
Security
Par (000)
Par (000) Value
France (continued)
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(c)(l)
......... EUR 1,000 $ 1,401,843
(GBP Swap 13 Year + 3.96%),
6.00%
(c)(l)
............... GBP 8,500 13,233,640
(EUR Swap Annual 5 Year +
3.37%), 2.88%
(c)(l)
......... EUR 11,000 14,110,058
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(c)(l)
......... 4,600 5,977,255
(GBP Swap 15 Year + 3.05%),
5.87%
(c)(l)
............... GBP 1,000 1,585,274
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(c)(l)
......... EUR 16,800 22,340,069
2.00%, 12/09/49 ............ 5,500 7,817,845
5.13%, 09/22/50 ............ GBP 1,250 2,785,198
6.00%, 01/23/14 ............ 2,100 5,406,931
96,263,039
India — 0.2%
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 ................. USD 3,049 3,195,733
Oil India Ltd., 5.13%
,
02/04/29 ..... 9,570 10,993,538
Power Finance Corp. Ltd.:
3.75%, 06/18/24 ............ 9,455 9,975,025
3.75%, 12/06/27 ............ 15,023 15,849,265
4.50%, 06/18/29 ............ 10,878 11,979,397
3.95%, 04/23/30 ............ 468 498,859
52,491,817
Indonesia — 0.1%
Pertamina Persero PT:
3.65%, 07/30/29 ............ 2,713 3,024,995
3.10%, 08/27/30 ............ 3,303 3,517,695
4.18%, 01/21/50 ............ 22,400 24,066,000
Perusahaan Penerbit SBSN Indonesia
III, 3.80%
,
06/23/50 .......... 10,280 11,340,125
Wijaya Karya Persero Tbk. PT, 7.70%
,
01/31/21 ................. IDR 108,840,000 7,390,131
49,338,946
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ............ EUR 4,900 6,302,694
2.63%, 04/28/25 ............ 3,150 3,945,157
(EUR Swap Annual 5 Year +
8.92%), 8.50%, 09/10/30
(c)
... 550 673,587
10,921,438
Mexico — 0.4%
Petroleos Mexicanos:
6.84%, 01/23/30 ............ USD 1,274 1,326,234
5.95%, 01/28/31 ............ 4,093 4,082,767
6.38%, 01/23/45 ............ 16,498 14,960,593
5.63%, 01/23/46 ............ 4,069 3,480,267
6.35%, 02/12/48 ............ 39,283 35,293,320
7.69%, 01/23/50 ............ 18,595 18,748,409
6.95%, 01/28/60 ............ 68,539 64,334,132
142,225,722
Morocco — 0.0%
OCP SA, 4.50%
,
10/22/25 ........ 4,000 4,350,000

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Netherlands — 0.1%
de Volksbank NV, (EUR Swap Annual 5
Year + 2.10%), 1.75%
,
10/22/30
(c)
. EUR 6,700 $ 8,628,603
TenneT Holding BV:
(EUR Swap Annual 5 Year +
2.72%), 2.37%
(c)(l)
......... 12,305 15,633,700
24,262,303
Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25
(a)
.. USD 8,005 8,185,112
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
2.40%
,
09/28/27
(a)
........... 350 354,375
Saudi Arabia — 0.2%
Saudi Arabian Oil Co.
(a)
:
2.25%, 11/24/30 ............ 51,186 51,889,808
3.50%, 11/24/70 ............ 7,490 7,527,450
59,417,258
Total Foreign Agency Obligations — 3.2%
(Cost: $1,055,327,912) ........................... 1,133,069,513
Foreign Government Obligations — 17.1%
Albania — 0.1%
Republic of Albania, 3.50%
,
06/16/27 EUR 22,908 29,874,584
Argentina — 0.0%
Argentine Republic (The):
1.00%, 07/09/29 ............ USD 853 371,135
0.12%, 07/09/30
(d)
........... 14,038 5,706,382
6,077,517
Australia — 0.2%
Commonwealth of Australia, 1.75%
,
06/21/51 ................. AUD 105,745 77,575,349
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 ............ USD 2,535 2,947,730
6.75%, 09/20/29 ............ 3,808 4,367,300
7.38%, 05/14/30 ............ 10,881 12,904,186
5.63%, 09/30/31 ............ 5,344 5,651,280
6.00%, 09/19/44 ............ 15,981 16,515,365
7.50%, 09/20/47 ............ 3,845 4,499,851
46,885,712
Brazil — 0.0%
Federative Republic of Brazil:
4.63%, 01/13/28 ............ 2,337 2,620,361
3.88%, 06/12/30 ............ 12,822 13,527,210
16,147,571
Canada — 0.4%
Canada Government Bond, 1.25%
,
06/01/30 ................. CAD 168,370 139,235,601
Chile — 0.0%
Republic of Chile:
3.24%, 02/06/28 ............ USD 1,465 1,660,028
3.50%, 01/25/50 ............ 1,306 1,497,411
3,157,439
China — 4.4%
People's Republic of China:
3.30%, 07/04/23 ............ CNY 38,000 5,950,791
Security
Par (000)
Par (000) Value
China (continued)
3.19%, 04/11/24 ............ CNY 168,000 $ 26,076,261
1.99%, 04/09/25 ............ 2,898,180 428,074,937
2.41%, 06/19/25 ............ 1,489,800 224,294,048
2.85%, 06/04/27 ............ 2,313,000 348,810,829
3.29%, 05/23/29 ............ 690,580 106,794,899
3.13%, 11/21/29 ............ 409,770 62,635,448
2.68%, 05/21/30 ............ 1,374,550 202,547,859
4.08%, 10/22/48 ............ 328,000 52,819,785
3.86%, 07/22/49 ............ 501,400 77,914,793
3.39%, 03/16/50 ............ 68,800 9,831,067
1,545,750,717
Colombia — 0.2%
Republic of Colombia:
8.13%, 05/21/24 ............ USD 6,036 7,388,064
6.25%, 11/26/25 ............ COP 42,125,300 13,500,816
4.50%, 01/28/26 ............ USD 7,713 8,747,024
3.88%, 04/25/27 ............ 3,033 3,371,180
4.50%, 03/15/29 ............ 5,541 6,399,855
3.00%, 01/30/30 ............ 5,770 6,062,106
4.13%, 05/15/51 ............ 5,818 6,463,798
51,932,843
Croatia — 0.1%
Republic of Croatia:
1.50%, 06/17/31 ............ EUR 34,860 46,472,757
Dominican Republic — 0.1%
Dominican Republic Government Bond:
6.88%, 01/29/26 ............ USD 866 1,042,989
5.95%, 01/25/27 ............ 2,215 2,583,936
4.50%, 01/30/30
(a)
........... 777 840,860
4.88%, 09/23/32
(a)
........... 6,514 7,179,649
6.40%, 06/05/49 ............ 5,495 6,451,473
18,098,907
Egypt — 0.3%
Arab Republic of Egypt:
6.13%, 01/31/22 ............ 458 477,322
5.58%, 02/21/23
(a)
........... 935 987,594
5.75%, 05/29/24
(a)
........... 2,180 2,335,325
4.75%, 04/11/25
(a)
........... EUR 265 337,294
5.88%, 06/11/25 ............ USD 3,626 3,927,411
5.25%, 10/06/25
(a)
........... 14,443 15,345,688
7.60%, 03/01/29 ............ 7,009 8,049,398
5.63%, 04/16/30 ............ EUR 13,496 17,203,559
6.38%, 04/11/31
(a)
........... 17,548 23,011,832
8.50%, 01/31/47
(a)
........... USD 5,676 6,435,165
7.90%, 02/21/48 ............ 14,917 16,212,914
8.88%, 05/29/50
(a)
........... 13,802 16,178,532
110,502,034
France — 0.1%
French Republic, 1.50%
,
05/25/50
(a)
. EUR 16,992 27,649,699
Germany — 0.2%
Federal Republic of Germany, 0.10%
,
04/15/26 ................. 49,006 65,003,615
Greece — 1.1%
Hellenic Republic:
3.50%, 01/30/23 ............ 884 1,159,586
3.38%, 02/15/25
(a)
........... 18,236 25,270,312
2.00%, 04/22/27
(a)
........... 57,926 78,111,019
3.75%, 01/30/28 ............ 24,466 36,760,952
3.88%, 03/12/29
(a)
........... 13,790 21,344,651
1.50%, 06/18/30
(a)
........... 177,531 234,123,591
3.90%, 01/30/33 ............ 1,249 2,071,867

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Greece (continued)
4.00%, 01/30/37 ............ EUR 996 $ 1,756,839
4.20%, 01/30/42 ............ 977 1,885,356
402,484,173
Hungary — 0.1%
Hungary Government Bond:
1.63%, 04/28/32 ............ 3,739 4,968,820
1.75%, 06/05/35 ............ 24,136 32,743,424
37,712,244
India — 1.6%
Republic of India:
7.27%, 04/08/26 ............ INR 3,450,900 51,582,849
7.26%, 01/14/29 ............ 21,779,260 322,940,665
6.45%, 10/07/29 ............ 2,814,300 39,792,297
5.79%, 05/11/30 ............ 11,907,700 160,829,527
575,145,338
Indonesia — 1.9%
Republic of Indonesia:
6.50%, 06/15/25 ............ IDR 1,374,980,000 102,413,991
3.50%, 01/11/28 ............ USD 2,107 2,357,206
4.10%, 04/24/28 ............ 8,905 10,340,931
4.75%, 02/11/29 ............ 5,190 6,286,387
7.00%, 09/15/30 ............ IDR 3,397,909,000 258,773,141
6.50%, 02/15/31 ............ 663,877,000 49,117,448
6.63%, 05/15/33 ............ 116,983,000 8,409,454
8.38%, 03/15/34 ............ 315,859,000 26,078,038
7.50%, 06/15/35 ............ 845,902,000 66,274,242
8.25%, 05/15/36 ............ 98,975,000 8,136,379
8.38%, 04/15/39 ............ 462,422,000 38,507,740
7.50%, 04/15/40 ............ 844,354,000 65,865,622
7.38%, 05/15/48 ............ 479,246,000 35,559,712
678,120,291
Israel — 0.0%
State of Israel Government Bond,
2.75%
,
07/03/30 ............ USD 820 902,769
Italy — 2.4%
Republic of Italy
(a)
:
4.75%, 09/01/44 ............ EUR 79,452 165,792,518
2.70%, 03/01/47 ............ 27,850 44,117,291
3.45%, 03/01/48 ............ 86,470 155,453,205
3.85%, 09/01/49 ............ 27,932 53,893,386
2.45%, 09/01/50 ............ 272,035 414,550,388
2.80%, 03/01/67 ............ 6,270 10,263,385
844,070,173
Japan — 0.5%
Japan Government Bond:
0.40%, 12/20/49 ............ JPY 9,627,000 87,573,021
0.60%, 09/20/50 ............ 9,760,000 93,389,934
180,962,955
Malaysia — 0.4%
Malaysia Government Bond:
3.50%, 05/31/27 ............ MYR 64,800 17,150,035
3.89%, 08/15/29 ............ 248,800 67,747,358
3.83%, 07/05/34 ............ 164,700 43,618,886
3.76%, 05/22/40 ............ 92,900 24,257,062
152,773,341
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 USD 8,507 7,270,827
Security
Par (000)
Par (000) Value
Mexico — 0.3%
United Mexican States:
3.75%, 01/11/28 ............ USD 3,037 $ 3,421,370
4.50%, 04/22/29 ............ 8,099 9,496,077
2.66%, 05/24/31 ............ 6,680 6,870,380
7.75%, 11/23/34 ............ MXN 4,671 27,561,623
10.00%, 11/20/36 ........... 4,143 29,044,613
8.50%, 11/18/38 ............ 6,079 37,669,927
6.05%, 01/11/40 ............ USD 4,784 6,412,055
120,476,045
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 . 400 464,375
Morocco — 0.1%
Kingdom of Morocco
(a)
:
3.00%, 12/15/32 ............ 10,363 10,492,537
4.00%, 12/15/50 ............ 5,918 6,088,143
16,580,680
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 ............ 2,138 2,454,023
3.16%, 01/23/30 ............ 3,534 3,912,801
6.70%, 01/26/36 ............ 4,283 6,362,932
4.50%, 04/16/50 ............ 5,018 6,448,130
19,177,886
Paraguay — 0.0%
Republic of Paraguay
(a)
:
4.95%, 04/28/31 ............ 2,125 2,565,937
5.40%, 03/30/50 ............ 5,892 7,436,809
10,002,746
Peru — 0.1%
Republic of Peru:
2.39%, 01/23/26 ............ 4,316 4,592,224
2.78%, 01/23/31 ............ 1,947 2,134,885
5.63%, 11/18/50 ............ 2,330 3,651,110
2.78%, 12/01/60 ............ 7,044 7,089,786
3.23%, 07/28/21 ............ 6,220 6,216,890
23,684,895
Philippines — 0.0%
Republic of Philippines:
3.75%, 01/14/29 ............ 1,034 1,207,841
2.95%, 05/05/45 ............ 1,322 1,394,710
2,602,551
Qatar — 0.1%
State of Qatar:
4.00%, 03/14/29
(a)
........... 10,618 12,595,603
4.40%, 04/16/50 ............ 4,932 6,411,600
19,007,203
Romania — 0.4%
Romania Government Bond:
2.75%, 02/26/26 ............ EUR 12,286 16,589,847
2.88%, 03/11/29 ............ 3,120 4,302,285
3.62%, 05/26/30 ............ 50,182 73,029,391
3.00%, 02/14/31
(a)
........... USD 4,074 4,360,453
2.00%, 01/28/32 ............ EUR 13,057 16,703,776
6.13%, 01/22/44 ............ USD 4,238 5,964,985
3.38%, 01/28/50 ............ EUR 1,880 2,635,466
4.00%, 02/14/51 ............ USD 3,126 3,399,525
126,985,728

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Russia — 0.8%
Russian Federation:
4.75%, 05/27/26 ............ USD 3,200 $ 3,697,600
7.75%, 09/16/26 ............ RUB 4,796,088 71,961,183
8.15%, 02/03/27 ............ 1,923,709 29,470,531
4.25%, 06/23/27 ............ USD 7,800 8,911,500
6.00%, 10/06/27 ............ RUB 1,093,290 15,035,237
7.05%, 01/19/28 ............ 699,921 10,200,600
6.90%, 05/23/29 ............ 2,244,330 32,570,006
8.50%, 09/17/31 ............ 5,715,665 92,560,594
264,407,251
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ............ USD 1,679 1,870,511
3.25%, 10/26/26 ............ 500 553,750
3.63%, 03/04/28 ............ 505 566,863
4.38%, 04/16/29
(a)
........... 4,141 4,907,085
4.50%, 04/17/30 ............ 4,331 5,220,208
13,118,417
South Africa — 0.0%
Republic of South Africa, 5.88%
,
05/30/22 ................. 4,800 5,124,000
Spain — 0.5%
Kingdom of Spain
(a)
:
1.25%, 10/31/30 ............ EUR 25,098 34,257,406
2.70%, 10/31/48 ............ 71,690 128,649,896
1.00%, 10/31/50 ............ 11,456 14,468,261
177,375,563
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka:
6.85%, 03/14/24 ............ USD 5,075 3,071,961
6.35%, 06/28/24 ............ 300 181,031
7.85%, 03/14/29 ............ 300 170,719
7.55%, 03/28/30 ............ 8,300 4,710,250
8,133,961
Ukraine — 0.3%
Ukraine Government Bond:
7.75%, 09/01/22 ............ 406 434,826
7.75%, 09/01/23 ............ 2,868 3,154,800
8.99%, 02/01/24 ............ 5,180 5,853,400
7.75%, 09/01/24 ............ 2,394 2,655,096
7.75%, 09/01/25 ............ 2,813 3,144,406
9.75%, 11/01/28 ............ 35,579 43,762,170
7.38%, 09/25/32 ............ 15,857 17,422,879
7.25%, 03/15/33
(a)
........... 5,756 6,274,040
7.25%, 03/15/33 ............ 12,512 13,638,080
96,339,697
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%
,
01/22/45 GBP 33,536 73,954,409
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 ............ USD 1,373 1,622,676
4.98%, 04/20/55 ............ 1,165 1,618,247
3,240,923
Total Foreign Government Obligations — 17.1%
(Cost: $5,552,676,593) ........................... 6,044,482,786
Security
Shares
Shares Value
Investment Companies — 4.3%
BlackRock Liquid Environmentally
Aware Fund
*
............... 368,380,229 $ 368,564,420
Communication Services Select Sector
SPDR Fund
(g)
.............. 1,600 107,968
Consumer Discretionary Select Sector
SPDR Fund ............... 237,351 38,161,294
Energy Select Sector SPDR Fund .. 76,046 2,882,143
Financial Select Sector SPDR Fund . 1,441,001 42,480,709
Health Care Select Sector SPDR Fund 300,000 34,032,000
Industrial Select Sector SPDR Fund . 792,507 70,176,495
iShares China Large-Cap ETF
(g)*
... 669,900 31,103,457
iShares iBoxx $ High Yield Corporate
Bond ETF
(g)*
............... 5,792,194 505,658,536
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)*
........ 1,434,692 198,174,006
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(g)*
......... 4,443 514,988
iShares Latin America 40 ETF
*
..... 800,100 23,482,935
iShares MSCI Brazil ETF
*
........ 530,000 19,647,100
iShares Nasdaq Biotechnology ETF
(g)*
44,000 6,665,560
iShares S&P 500 Value ETF
*
...... 339,136 43,416,191
SPDR Bloomberg Barclays High Yield
Bond ETF
(g)
............... 815,000 88,786,100
SPDR EURO STOXX 50 ETF
(g)
.... 149,900 6,253,828
SPDR S&P Oil & Gas Exploration &
Production ETF
(g)
............ 291,501 17,052,809
VanEck Vectors Gold Miners ETF ... 181,153 6,525,131
VanEck Vectors Semiconductor ETF
(g)
178,210 38,924,628
Total Investment Companies — 4.3%
(Cost: $1,441,159,763) ........................... 1,542,610,298
Par (000)
Pa r (000)
Municipal Bonds — 2.0%
Arizona - 0.0%
Arizona Health Facilities Authority
(Banner Health), Series 2007B, RB,
0.96%, 01/01/37 ............ USD 10,240 9,932,265
California - 0.4%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 19,413,521
Series 2010S-1, RB,
7.04%, 04/01/50 .......... 6,430 11,817,311
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,650,922
California Pollution Control Financing
Authority (Poseidon Resources
Channelside LP Desalination
Project), Series 2012, RB,
5.00%, 11/21/45
(a)
........... 11,555 12,003,797
California State Public Works Board
(Various Capital Projects), Series
2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 11,776,462
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 11,811,438
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 6,376,990
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 4,660,647

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
California (continued)
Sacramento County Sanitation Districts
Financing Authority (NATL-RE),
Series 2007B, RB, 0.68%, 12/01/35 USD 21,475 $ 20,516,283
San Jose Redevelopment Agency
Successor Agency, Series 2017A-T,
3.18%, 08/01/26 ............ 4,575 5,097,831
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 3,591,027
Series 2009, GO, 7.55%, 04/01/39 4,840 8,524,208
Series 2009, GO, 7.30%, 10/01/39 7,375 12,191,243
Series 2009, GO, 7.35%, 11/01/39 2,270 3,778,370
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 5,711,983
143,922,033
Colorado - 0.1%
Colorado Health Facilities
Authority, Series 2019A-2, RB,
5.00%, 08/01/44 ............ 13,500 16,599,465
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac
University), Series 2015L, RB,
5.00%, 07/01/45 ............ 6,375 7,229,377
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,534,082
9,763,459
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 10,973,325
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,879,190
Series 2015, RB, 5.00%, 07/15/35 3,280 3,873,254
7,752,444
Florida - 0.1%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 3,189,311
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,975,346
Series 2018C, RB, 4.06%, 10/01/31 4,765 5,434,149
Series 2019E, RB, 2.53%, 10/01/30 12,350 12,802,504
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,853,501
27,254,811
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,408 3,647,108
Hawaii - 0.0%
State of Hawaii, Series 2020FZ, GO,
1.70%, 08/01/32 ............ 685 685,890
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,841,567
Indiana - 0.0%
Indiana Housing & Community
Development Authority (GNMA
COLL, GNMA), Series 2018A, RB,
3.80%, 07/01/38 ............ 1,330 1,330,000
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 1,154,298
Series 2019H, GO, 2.90%, 09/01/49 1,055 1,126,761
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 USD 6,715 $ 7,865,884
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 8,110,763
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 3,191,052
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,589,900
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,733,568
Series 2014E, RB, 3.80%, 12/01/29 100 108,085
Series 2014E, RB, 4.05%, 12/01/34 105 113,813
Series 2014E, RB, 4.20%, 12/01/39 110 118,434
Series 2015A, RB, 4.25%, 12/01/35 1,965 2,165,744
Series 2015A, RB, 4.35%, 12/01/40 980 1,070,944
Series 2015A, RB, 4.50%, 12/01/48 3,100 3,363,810
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 12,294,298
Series 2019B, RB, 2.97%, 10/15/32 9,240 9,980,216
55,987,570
Michigan - 0. 1%
City of Detroit Sewage Disposal
System (AGM), Series 2006D, RB,
0.75%, 07/01/32 ............ 5,685 5,507,497
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39
(r)
4,160 4,839,744
Series 2016, RB, 5.00%, 11/15/28 2,960 3,647,638
Series 2016, RB, 5.00%, 11/15/41 2,620 3,121,992
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 3,013,357
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,387,538
Series 2018B, RB, 3.55%, 10/01/33 2,830 3,162,949
Royal Oak Hospital Finance Authority
(William Beaumont Hospital
Obligated Group), Series 2014D,
RB, 5.00%, 09/01/39 ......... 4,280 4,789,919
29,470,634
New Jersey - 0.0%
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,587,208
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 9,545,265
14,132,473
New York - 0.5%
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,940 3,173,848
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,840 9,508,746
New York City Transitional Finance
Authority Future Tax Secured
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 .......... 12,445 13,865,721
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 .......... 5,665 6,321,800
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 12,540 14,438,807
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 16,230,864

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
New York (continued)
New York City Water & Sewer System
Series 2010AA, RB,
5.75%, 06/15/41 .......... USD 1,610 $ 2,479,674
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 7,258,907
New York State Dormitory Authority
Series 2020A, RB, 2.99%, 07/01/40 1,050 1,062,232
Series 2020F, RB, 3.19%, 02/15/43 4,005 4,366,812
New York State Urban Development
Corp.
Series 2017B, RB, 3.12%, 03/15/25 1,365 1,496,873
Series 2017D-2, RB,
3.32%, 03/15/29 .......... 10,345 11,596,745
Series 2019B, RB, 2.35%, 03/15/27 7,845 8,340,647
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 945 1,029,625
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,783,665
Series 2016A, RB, 5.25%, 01/01/50 10,150 11,106,028
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 11,307,488
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 12,057,583
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 1,855 1,922,114
141,348,179
Ohio - 0.1%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... 4,015 6,557,619
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 14,191,359
20,748,978
Oregon - 0.1%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 8,250,817
Series 2003B, GO, 5.68%, 06/30/28 11,965 14,921,552
Series 2005A, GO, 4.76%, 06/30/28 9,715 11,215,093
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 11,073,317
45,460,779
Pennsylvania - 0.0%
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 4,158,770
Commonwealth Financing Authority
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,881,748
Series 2018A, RB, 3.86%, 06/01/38 3,040 3,520,138
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44
(r)
........... 2,595 3,011,549
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 9,282,751
21,854,956
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, Series
2014A, GO, 8.00%, 07/01/35
(f)(i)
.. 13,165 9,010,122
Puerto Rico Electric Power Authority
(f)(i)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,420,537
Series 2007TT, RB, 5.00%, 07/01/18 1,915 1,549,668
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,238,116
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,258,484
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2008WW, RB,
5.50%, 07/01/38 .......... USD 6,160 $ 4,984,834
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,318,092
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 760,673
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 991,302
Series 2010ZZ, RB, 5.25%, 07/01/18 6,255 5,061,710
Series 2010ZZ, RB, 5.25%, 07/01/23 500 385,407
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 930,610
Series 2012A, RB, 5.00%, 07/01/42 6,800 5,465,094
Series 2012A, RB, 5.05%, 07/01/42 1,030 833,503
Series 2013A, RB, 7.00%, 07/01/43 7,405 6,173,919
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,260,281
Puerto Rico Sales Tax Financing Corp.
Sales Tax
(k)
Series 2018A-1, RB,
0.00%, 07/01/46 .......... 22,267 6,889,187
Series 2018A-1, RB,
0.00%, 07/01/51 .......... 122,391 27,293,192
77,824,731
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,508,403
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 818 855,922
4,364,325
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 1,220 1,336,864
Series 2018-3, RB, 3.95%, 01/01/49 975 1,066,309
2,403,173
Texas - 0.0%
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,539,336
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 6,683,961
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,680 2,012,522
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 11,882,200
23,118,019
Virginia - 0.1%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,370 12,937,412
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 6,649,878
Virginia Small Business Financing
Authority (Transform 66 P3 Project),
Series 2017, RB, 5.00%, 12/31/47 2,900 3,296,662
22,883,952

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Washington - 0.0%
Central Puget Sound Regional Transit
Authority, Series 2015S-1, RB,
5.00%, 11/01/50 ............ USD 4,800 $ 5,733,744
Grant County Public Utility District No.
2 (The Priest Rapids Project), Series
2015M, RB, 4.58%, 01/01/40 .... 2,550 3,274,965
9,008,709
Total Municipal Bonds — 2.0%
(Cost: $634,346,607) ............................. 704,308,845
Non-Agency Mortgage-Backed Securities — 6.4%
Collateralized Mortgage Obligations — 2.4%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.
(a)
(b)
:
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,920 3,810,240
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 16,840 16,750,748
20,560,988
Netherlands — 0.0%
Paragon Mortgages No. 25 plc
(c)
:
Series 25, Class B, (LIBOR GBP 3
Month + 0.95%), 1.00%, 05/15/50 GBP 3,805 5,145,934
Series 25, Class C, (LIBOR GBP 3
Month + 1.30%), 1.35%, 05/15/50 2,985 3,996,164
9,142,098
United Kingdom — 0.3%
(c)
CMF plc:
Series 2020-1, Class B, (SONIA1M
+ 1.00%), 1.05%, 01/16/57 ... 220 289,354
Series 2020-1, Class C, (SONIA1M
+ 1.25%), 1.30%, 01/16/57 ... 100 129,594
Finsbury Square plc:
Series 2018-1, Class B, (LIBOR
GBP 3 Month + 1.00%), 1.04%,
09/12/65 ............... 1,982 2,708,212
Series 2018-1, Class C, (LIBOR
GBP 3 Month + 1.30%), 1.34%,
09/12/65 ............... 1,857 2,538,465
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 1.60%), 1.64%,
09/12/65 ............... 1,273 1,739,424
Series 2018-2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.14%,
09/12/68 ............... 5,982 8,205,073
Series 2018-2, Class D, (LIBOR
GBP 3 Month + 2.60%), 2.64%,
09/12/68 ............... 950 1,302,399
Series 2019-2, Class C, (SONIA3M
+ 2.05%), 2.11%, 09/16/69 ... 385 526,731
Series 2019-2, Class D, (SONIA3M
+ 2.35%), 2.41%, 09/16/69 ... 280 382,413
Series 2019-3, Class C, (SONIA3M
+ 2.00%), 2.05%, 12/16/69 ... 790 1,081,517
Series 2020-1X, Class C, (SONIA3M
+ 1.35%), 1.41%, 03/16/70 ... 210 281,932
Gemgarto plc:
Series 2018-1, Class C, (LIBOR
GBP 3 Month + 1.30%), 1.34%,
09/16/65 ............... 976 1,304,382
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 1.60%), 1.64%,
09/16/65 ............... GBP 335 $ 444,988
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 0.34%, 06/18/39 6,150 7,755,674
Lanebrook Mortgage Transaction plc,
Series 2020-1, Class C, (SONIA3M
+ 2.25%), 2.30%, 06/12/57 ..... 370 505,904
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50 ....... EUR 1,373 1,522,078
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.00%, 11/15/38 ..... 905 1,082,414
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, (LIBOR
USD 3 Month + 0.18%), 0.42%,
01/15/39 ............... USD 3,086 2,981,486
Series 13X, Class B1B, (EURIBOR 3
Month + 0.38%), 0.00%, 01/15/39 EUR 2,335 2,782,994
Paragon Mortgages No. 14 plc, Series
14X, Class BB, (EURIBOR 3 Month
+ 0.36%), 0.00%, 09/15/39 ..... 6,666 7,989,028
Precise Mortgage Funding plc:
Series 2020-1B, Class B, (SONIA1M
+ 1.45%), 1.50%, 10/16/56 ... GBP 115 154,720
Series 2020-1B, Class C, (SONIA1M
+ 1.70%), 1.75%, 10/16/56 ... 100 134,106
Series 2020-1B, Class D, (SONIA1M
+ 1.95%), 2.00%, 10/16/56 ... 100 132,115
Residential Mortgage Securities 32 plc,
Series 32X, Class C, (SONIA3M +
2.20%), 2.25%, 06/20/70 ....... 1,025 1,414,761
Residential Mortgage Securities plc:
Series 29, Class B, (LIBOR GBP 3
Month + 1.40%), 1.43%, 12/20/46 10,055 13,756,002
Series 29, Class C, (LIBOR GBP 3
Month + 1.70%), 1.73%, 12/20/46 2,504 3,426,620
Series 30, Class C, (LIBOR GBP 3
Month + 1.70%), 1.74%, 03/20/50 610 834,658
Series 31, Class C, (LIBOR GBP 3
Month + 2.00%), 2.03%, 09/20/65 1,075 1,474,048
Ripon Mortgages plc:
Series 1X, Class B2, (LIBOR GBP 3
Month + 1.20%), 1.25%, 08/20/56 1,991 2,720,190
Series 1X, Class C1, (LIBOR GBP 3
Month + 1.50%), 1.55%, 08/20/56 11,572 15,810,864
RMAC No.2 plc, Series 2018-2, Class
C, (LIBOR GBP 3 Month + 1.85%),
1.89%, 06/12/46 ............ 420 573,779
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44 .......... EUR 155 179,244
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44 .......... 2,691 3,062,937
Tower Bridge Funding plc:
Series 2020-1, Class C, (SONIA3M
+ 2.45%), 2.50%, 09/20/63 ... GBP 150 205,880
Series 2020-1, Class D, (SONIA3M
+ 3.45%), 3.50%, 09/20/63 ... 119 163,947
Trinity Square plc, Series 2015-1X,
Class B, (LIBOR GBP 3 Month +
1.40%), 1.45%, 07/15/51 ....... 875 1,192,041

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Twin Bridges plc:
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 2.05%), 2.09%,
09/12/50 ............... GBP 843 $ 1,139,797
Series 2019-1, Class C, (LIBOR
GBP 3 Month + 1.70%), 1.74%,
12/12/52 ............... 550 748,419
Series 2019-2, Class C, (SONIA3M
+ 2.00%), 2.05%, 06/12/53 ... 565 771,541
Series 2019-2, Class D, (SONIA3M
+ 2.60%), 2.66%, 06/12/53 ... 250 340,360
Series 2020-1, Class C, (SONIA3M
+ 2.25%), 2.32%, 12/14/54 ... 390 534,705
Series 2020-1, Class D, (SONIA3M
+ 3.00%), 3.07%, 12/14/54 ... 225 307,371
94,632,167
United States — 2.0%
Alternative Loan Trust:
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 0.75%,
01/25/36
(c)
.............. USD 2,784 2,576,924
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.50%,
06/25/35
(c)
.............. 9,490 7,520,190
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 4,209 3,063,006
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 780 587,987
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
0.55%, 08/25/36
(c)
......... 8,525 1,561,239
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 0.85%,
11/25/46
(c)
.............. 5,878 2,278,380
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,901 2,127,310
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 2.00%,
11/20/46
(c)
.............. 5,554 4,002,646
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
0.53%, 09/25/46
(c)
......... 4,078 3,737,583
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 2.34%, 11/25/46
(c)
.. 14,306 11,973,044
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.34%),
0.49%, 10/25/46
(c)
......... 10,899 8,005,387
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
0.34%, 03/20/47
(c)
......... 5,063 4,193,384
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
0.65%, 07/25/46
(c)
......... 7,150 6,474,808
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.23%),
0.38%, 11/25/36
(c)
......... 4,194 3,891,270
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 24,585 17,021,799
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 883 565,407
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... USD 4,710 $ 3,049,928
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.29%, 04/25/47
(c)
......... 4,514 4,105,580
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.33%, 04/25/47
(c)
......... 6 160
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.18%),
0.33%, 06/25/47
(c)
......... 929 713,956
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.24%),
0.39%, 08/25/47
(c)
......... 1,090 1,003,068
American Home Mortgage Assets
Trust
(c)
:
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.55%, 10/25/46 ... 3,409 2,776,066
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 0.36%,
10/25/46 ............... 7,204 4,787,303
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.53%, 11/25/46 ... 11,713 4,976,811
APS Resecuritization Trust
(a)(c)
:
Series 2016-1, Class 1MZ, 4.08%,
07/31/57 ............... 19,228 6,825,556
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 3.00%,
09/27/46 ............... 12,831 12,798,230
Series 2016-3, Class 4A, (LIBOR
USD 1 Month + 2.60%), 2.75%,
04/27/47 ............... 2,059 2,050,270
Banc of America Funding Trust
(a)(c)
:
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 10,273 2,567,129
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,986 3,814,765
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.45%, 05/28/36
(a)(c)
.... 7,351 7,025,594
Bear Stearns ALT-A Trust
(c)
:
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.47%,
11/25/36 ............... 2,805 2,502,705
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.47%,
01/25/47 ............... 2,429 2,160,003
Bear Stearns Asset-Backed Securities
I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 3,128 2,838,773
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 4,534 3,901,743
Bear Stearns Mortgage Funding Trust
(c)
:
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 0.43%,
08/25/36 ............... 2,957 2,909,495
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 0.32%,
03/25/37 ............... 152 138,353

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.29%, 03/25/37 .......... USD 2,272 $ 2,074,671
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
0.36%, 06/25/37 .......... 1,670 1,579,759
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 59,224 38,732,270
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.71%,
11/25/35
(c)
.............. 1,488 1,397,262
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.57%, 04/25/46
(c)
.. 30,899 12,946,148
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
0.55%, 04/25/46
(c)
......... 1,561 1,439,933
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 15,372 9,231,533
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 4,385 3,961,095
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 6,135 5,424,910
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,345 1,339,116
Credit Suisse Mortgage Capital
Certificates, Series 2009-12R, Class
3A1, 6.50%, 10/27/37
(a)
........ 21,079 11,082,539
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 1.50%, 11/25/35
(c)
...... 3,353 615,131
CSMC Trust
(a)
:
Series 2009-5R, Class 4A4, 2.97%,
06/25/36
(c)
.............. —
(e)
1
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.35%, 02/27/36
(b)(c)
........ 3,127 2,926,825
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.27%,
08/27/36
(c)
.............. 3,763 3,495,681
Series 2014-11R, Class 16A1,
3.21%, 09/27/47
(c)
......... 3,925 4,043,972
Series 2015-4R, Class 1A2, (LIBOR
USD 1 Month + 0.15%), 0.30%,
11/27/36
(c)
.............. 803 803,283
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.30%,
10/27/36
(c)
.............. 6,805 5,132,358
Series 2017-2,  0.00%, 02/01/47
(b)
6,295 5,810,091
Series 2019-JR1, Class A1, 4.10%,
09/27/66
(c)
.............. 60,080 60,433,432
Series 2019-JR1, Class B3, 15.55%,
09/27/66
(b)
.............. 10,220 6,650,520
Series 2019-JR1, Class PT2, 0.00%,
03/25/59
(b)
.............. 3,733 1,521,354
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 0.32%, 08/25/47
(c)
..... 3,092 3,373,641
Security
Par (000)
Par (000) Value
United States (continued)
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 0.65%, 01/27/37
(a)(c)
USD 120 $ 115,165
Deutsche Alt-B Securities Mortgage
Loan Trust
(c)
:
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,259 1,231,942
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... 800 783,393
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(c)
:
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
3.90%, 08/25/50 .......... 5,830 5,911,447
Series 2020-DNA5, Class B1,
(SOFR + 4.80%), 4.88%,
10/25/50 ............... 1,640 1,704,630
Series 2020-DNA6, Class B1,
(SOFR + 3.00%), 3.08%,
12/25/50 ............... 6,290 6,289,975
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.61%, 03/25/36
(c)
..... 2,310 2,238,029
GSMPS Mortgage Loan Trust
(a)(c)
:
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.50%, 01/25/35 .......... 3,806 3,395,660
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.50%, 03/25/35 .......... 4,560 4,130,371
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
0.50%, 01/25/36 .......... 3,588 2,909,852
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.74%,
01/25/35
(c)
.............. 642 642,466
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 450 512,780
Series 2007-OA2, Class 2A1,
2.43%, 06/25/47
(c)
......... 2,056 1,582,318
HarborView Mortgage Loan Trust
(c)
:
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
0.36%, 12/19/36 .......... 27,338 24,438,867
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 0.40%,
07/19/47 ............... 1,870 1,640,827
Imperial Fund Mortgage Trust, Series
2020-NQM1, Class A3, 2.05%,
10/25/55
(a)(c)
............... 4,322 4,334,805
IndyMac INDX Mortgage Loan Trust
(c)
:
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.12%),
0.27%, 07/25/36 .......... 965 889,216
Series 2007-AR19, Class 3A1,
3.18%, 09/25/37 .......... 5,938 4,110,102
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
0.39%, 08/25/37 .......... 2,452 2,239,741
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.51%,
05/25/37
(c)
................ 1,404 1,271,154

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
4.40%, 11/25/24
(a)(c)
.......... USD 2,714 $ 2,608,446
JPMorgan Mortgage Trust, Series 2007-
A1, Class 4A1, 2.96%, 07/25/35
(c)
. 25 24,919
Legacy Mortgage Asset Trust
(a)
:
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 6,958 7,007,691
Series 2020-SL1, Class A, 2.73%,
01/25/60
(d)
.............. 8,840 8,850,058
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
0.95%), 1.10%, 09/25/47
(c)
..... 5,878 5,851,685
LHOME Mortgage Trust, Series 2019-
RTL1, Class A1, 4.58%, 10/25/23
(a)(d)
7,150 7,233,751
LSTAR Securities Investment Trust,
Series 2019-1, Class A1, (LIBOR
USD 1 Month + 1.70%), 1.85%,
03/01/24
(a)(c)
............... 5,352 5,370,991
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.55%, 08/25/37
(a)
(c)
...................... 2,206 1,135,414
MCM Trust
(a)
:
Series 2018-NPL1, Class B, 0.15%,
05/28/58 ............... 14,713 7,584,555
Series 2018-NPL2, Class A, 4.00%,
10/25/28
(b)(d)
............. 1,423 1,426,822
Series 2018-NPL2, Class B, 0.00%,
10/25/28 ............... 25,329 13,402,132
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.21%),
0.36%, 04/25/37
(c)
........... 5,515 5,206,074
MFA Trust, Series 2020-NQM1, Class
A3, 2.30%, 08/25/49
(a)(c)
....... 1,019 1,024,912
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
0.49%, 04/16/36
(a)(c)
.......... 22,761 20,336,819
New Residential Mortgage Loan Trust
(a)
(c)
:
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 4,149 4,468,191
Series 2020-RPL1, Class B3, 3.93%,
11/25/59 ............... 10,258 7,984,406
Series 2020-RPL2, Class A1, 3.58%,
08/25/25 ............... 21,565 21,615,198
Nomura Asset Acceptance Corp.
Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 1,097 1,121,655
Series 2006-AF1, Class 1A4, 6.63%,
05/25/36
(d)
.............. 1,715 555,533
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.57%,
06/25/37
(c)
.............. 1,011 829,353
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(c)
... 32,077 32,256,486
PRPM LLC
(a)(d)
:
Series 2020-3, Class A1, 2.86%,
09/25/25 ............... 40,617 40,947,963
Series 2020-5, Class A1, 3.10%,
11/25/25 ............... 31,145 31,331,313
RALI Trust, Series 2007-QH9, Class
A1, 1.81%, 11/25/37
(c)
......... 851 774,684
Security
Par (000)
Par (000) Value
United States (continued)
Reperforming Loan REMIC Trust
(a)(c)
:
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
0.49%, 06/25/35 .......... USD 2,015 $ 1,889,367
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 0.55%,
09/25/35 ............... 2,965 2,583,613
RFMSI Series Trust, Series 2006-SA2,
Class 2A1, 4.73%, 08/25/36
(c)
... 11,040 9,175,065
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 1.53%,
05/25/57
(c)
................ 1,437 670,281
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(c)
... 24,922 25,971,133
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.22%, 07/20/37
(c)
.. 2,767 2,513,410
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 3.86%,
04/25/37
(c)
................ 770 609,255
Structured Adjustable Rate Mortgage
Loan Trust
(c)
:
Series 2005-11, Class 1A1, 2.98%,
05/25/35 ............... 1,016 836,896
Series 2006-3, Class 4A, 3.50%,
04/25/36 ............... 2,131 1,660,159
Structured Asset Mortgage Investments
II Trust
(c)
:
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 0.61%,
02/25/36 ............... 2,390 2,118,856
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.19%),
0.34%, 06/25/36 .......... 5,240 4,794,165
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
0.57%, 05/25/46 .......... 1,569 1,378,119
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.00%), 2.68%,
06/25/46
(c)
................ 4,386 3,691,109
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,880 3,917,584
Verus Securitization Trust
(a)(c)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,090 1,116,073
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,846,531
Visio Trust, Series 2020-1, Class M1,
4.45%, 08/25/55
(a)(c)
.......... 1,900 1,951,981
WaMu Mortgage Pass-Through
Certificates Trust
(c)
:
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 1.36%, 06/25/47 ... 3,963 3,692,694
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.75%,
06/25/47 ............... 3,647 3,161,682
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust:
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,968 2,571,632
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 5,421 5,449,831

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(d)
.............. USD 4,612 $ 4,326,519
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(d)
.............. 1,226 1,150,176
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 1.33%, 12/25/46
(c)
.. 7,339 6,246,661
729,185,960
853,521,213
Commercial Mortgage-Backed Securities — 3.7%
Cayman Islands — 0.0%
(a)(c)
Exantas Capital Corp. Ltd., Series
2019-RSO7, Class AS, (LIBOR USD
1 Month + 1.50%), 1.65%, 04/15/36 8,519 8,399,769
GPMT Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 0.90%),
1.05%, 11/21/35 ............ 1,582 1,571,641
PFP Ltd.:
Series 2019-5, Class A, (LIBOR
USD 1 Month + 0.97%), 1.12%,
04/14/36 ............... 2,286 2,262,038
Series 2019-5, Class AS, (LIBOR
USD 1 Month + 1.42%), 1.57%,
04/14/36 ............... 2,140 2,104,551
14,337,999
Ireland — 0.0%
(c)
Pearl Finance 2020 DAC:
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32 ............... EUR 1,195 1,463,850
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32 ............... 1,435 1,758,320
River Green Finance 2020 DAC:
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32 ............... 556 665,366
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32 ............... 332 395,772
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.15%,
05/17/29
(a)
................ GBP 2,747 3,532,263
Taurus FR DAC:
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31 .......... EUR 449 543,241
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31 .......... 476 569,446
Taurus UK DAC:
Series 2019-UK2, Class B, (LIBOR
GBP 3 Month + 1.80%), 1.85%,
11/17/29 ............... GBP 3,535 4,717,828
Series 2019-UK2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.15%,
11/17/29 ............... 2,185 2,876,043
16,522,129
Security
Par (000)
Par (000) Value
Italy — 0.0%
Taurus IT SRL, Series 2018-IT1, Class
A, (EURIBOR 3 Month + 1.00%),
1.00%, 05/18/30
(c)
........... EUR 2,919 $ 3,431,018
United Kingdom — 0.1%
(c)
Canary Wharf Finance II plc:
Series II, Class C2, (LIBOR GBP 3
Month + 1.38%), 1.42%, 10/22/37 GBP 2,100 2,313,909
Series II, Class D2, (LIBOR GBP 3
Month + 0.84%), 2.15%, 10/22/37 14,689 16,197,896
Sage AR Funding No. 1 plc, Series
1X, Class C, (SONIA3M + 2.15%),
2.20%, 11/17/30 ............ 535 730,743
19,242,548
United States — 3.6%
1211 Avenue of the Americas Trust
(a)(c)
:
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,166,765
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,530 1,569,872
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,281,227
245 Park Avenue Trust
(a)(c)
:
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,105,650
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 6,768 6,467,794
280 Park Avenue Mortgage Trust
(a)(c)
:
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 1.70%,
09/15/34 ............... 3,660 3,577,384
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 2.28%,
09/15/34 ............... 15,305 14,767,686
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 2.99%,
09/15/34 ............... 1,370 1,308,946
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.26%, 04/15/35
(a)(c)
2,013 1,839,281
Atrium Hotel Portfolio Trust
(a)(c)
:
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 2.11%,
12/15/36 ............... 12,415 10,299,143
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 3.21%,
12/15/36 ............... 1,463 1,057,351
BAMLL Commercial Mortgage
Securities Trust
(a)(c)
:
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 5,531 5,698,996
Series 2016-ISQ, Class C, 3.61%,
08/14/34 ............... 1,530 1,580,685
Series 2016-ISQ, Class E, 3.61%,
08/14/34 ............... 12,011 11,449,104
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 1.16%,
11/15/33 ............... 250 239,110
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 1.56%,
11/15/33 ............... 6,440 6,127,202
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 1.66%,
11/15/32 ............... 2,560 2,199,091

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 2.16%,
11/15/32 ............... USD 5,070 $ 4,170,785
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 1.51%,
09/15/34 ............... 590 570,766
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 1.86%,
09/15/34 ............... 4,862 4,601,696
BANK:
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 6,960 7,977,047
Series 2020-BN28, Class D, 2.50%,
03/15/63
(a)
.............. 3,000 2,743,736
Bayview Commercial Asset Trust
(a)(c)
:
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 0.63%,
11/25/35 ............... 4,529 4,270,122
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.30%), 0.45%,
01/25/36 ............... 8,232 7,723,315
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.39%), 0.54%,
01/25/36 ............... 199 187,816
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.45%), 0.60%,
01/25/36 ............... 532 505,229
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 0.69%,
04/25/36 ............... 790 738,980
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 0.57%,
07/25/36 ............... 1,476 1,393,415
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.25%), 0.40%,
10/25/36 ............... 1,171 1,107,047
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.45%,
10/25/36 ............... 1,270 1,202,974
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.23%), 0.38%,
12/25/36 ............... 1,760 1,647,351
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 0.42%,
07/25/37 ............... 3,146 2,923,602
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.60%,
09/25/37 ............... 12,794 11,925,626
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 1.65%,
12/25/37 ............... 5,310 5,084,818
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 2.65%,
04/25/38 ............... 5,078 5,111,160
BBCMS Mortgage Trust:
Series 2017-C1, Class B, 4.09%,
02/15/50 ............... 1,044 1,143,633
Series 2018-CHRS, Class E, 4.27%,
08/05/38
(a)(c)
............. 2,640 1,826,339
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 0.88%,
03/15/37
(a)(c)
............. 2,453 2,409,939
Series 2018-TALL, Class D, (LIBOR
USD 1 Month + 1.45%), 1.61%,
03/15/37
(a)(c)
............. 3,030 2,910,474
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-BWAY, Class D, (LIBOR
USD 1 Month + 2.16%), 2.32%,
11/15/34
(a)(c)
............. USD 5,190 $ 4,889,252
BBCMS Trust
(a)(c)
:
Series 2019-CLP, Class D, (LIBOR
USD 1 Month + 1.73%), 1.89%,
12/15/31 ............... 11,179 11,123,393
Series 2019-CLP, Class E, (LIBOR
USD 1 Month + 2.11%), 2.27%,
12/15/31 ............... 20,213 18,840,491
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a)(c)
.... 2,313 1,871,942
Bear Stearns Commercial Mortgage
Securities Trust
(c)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ............... 880 874,363
Series 2007-T26, Class AM, 5.43%,
01/12/45 ............... 2,080 2,078,815
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%,
04/10/51
(a)(c)
............. 570 521,677
Series 2019-B10, Class 3CCA,
3.90%, 03/15/62
(a)(c)
........ 9,074 9,586,507
Series 2019-B14, Class 225C,
3.29%, 12/15/62
(a)(c)
........ 3,035 2,933,333
Series 2020-B16, Class C, 3.54%,
02/15/53
(c)
.............. 1,236 1,283,004
Series 2020-B16, Class D, 2.50%,
02/15/53
(a)
.............. 1,903 1,669,856
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
3.86%, 10/15/35
(a)(c)
.......... 9,640 9,652,727
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
1.41%, 07/15/35
(a)(c)
.......... 7,354 7,151,482
BWAY Mortgage Trust
(a)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 7,835 8,486,204
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 10,018,521
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 672,188
Series 2013-1515, Class F, 3.93%,
03/10/33
(c)
.............. 601 613,533
Series 2015-1740, Class E, 4.45%,
01/10/35
(c)
.............. 4,350 4,050,857
BX Commercial Mortgage Trust
(a)
:
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.11%,
03/15/37
(c)
.............. 5,810 5,813,989
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.63%,
03/15/37
(c)
.............. 8,115 8,080,137
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.21%,
11/15/35
(c)
.............. 4,260 4,256,238
Series 2018-IND, Class H, (LIBOR
USD 1 Month + 3.00%), 3.16%,
11/15/35
(c)
.............. 31,798 31,678,479
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.46%,
10/15/36
(c)
.............. 39,756 39,435,093
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.81%,
10/15/36
(c)
.............. 46,317 45,513,508

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.16%,
12/15/36
(c)
.............. USD 43,571 $ 42,533,496
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.66%,
12/15/36
(c)
.............. 9,616 9,401,642
Series 2020-FOX, Class E, (LIBOR
USD 1 Month + 3.60%), 3.76%,
11/15/32
(c)
.............. 12,660 12,708,186
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
.............. 7,100 7,531,825
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 9,330 9,792,475
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 2.91%,
10/15/37
(c)
.............. 7,670 7,647,480
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ............... 4,471 4,895,906
Series 2019-OC11, Class D, 4.08%,
12/09/41
(c)
.............. 19,943 20,748,548
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
.............. 24,854 25,101,260
BXP Trust
(a)(c)
:
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 1,930 2,045,637
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 3,820 3,886,754
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,617,548
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,383,223
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.31%,
12/15/37
(a)(c)
............... 12,799 12,791,835
Cantor Commercial Real Estate
Lending, Series 2019-CF1, Class
65B, 4.14%, 05/15/52
(a)(c)
....... 3,000 2,964,274
CD Mortgage Trust, Series 2006-CD3,
Class AM, 5.65%, 10/15/48 ..... 1,947 1,999,277
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 4.87%,
05/10/58
(c)
.............. 8,553 8,991,279
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,328,334
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 3,964,065
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 3,056,512
CFK Trust
(a)(c)
:
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 7,021,041
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,898,610
CGDBB Commercial Mortgage Trust
(a)
(c)
:
Series 2017-BIOC, Class A, (LIBOR
USD 1 Month + 0.79%), 0.95%,
07/15/32 ............... 5,828 5,830,614
Series 2017-BIOC, Class D, (LIBOR
USD 1 Month + 1.60%), 1.76%,
07/15/32 ............... 7,491 7,509,333
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-BIOC, Class E, (LIBOR
USD 1 Month + 2.15%), 2.31%,
07/15/32 ............... USD 17,376 $ 17,333,180
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 1.66%,
06/15/34
(a)(c)
............... 16,459 15,654,166
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(c)
.............. 1,156 1,235,454
Series 2015-GC27, Class C, 4.42%,
02/10/48
(c)
.............. 7,133 7,441,703
Series 2016-C1, Class D, 4.95%,
05/10/49
(a)(c)
............. 1,180 1,055,774
Series 2016-GC37, Class C, 4.93%,
04/10/49
(c)
.............. 2,110 2,105,103
Series 2016-P3, Class C, 4.89%,
04/15/49
(c)
.............. 340 340,257
Series 2016-P3, Class D, 2.80%,
04/15/49
(a)(c)
............. 340 224,693
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,966,048
Series 2019-PRM, Class E, 4.73%,
05/10/36
(a)(c)
............. 11,599 11,904,261
Series 2019-PRM, Class F, 4.73%,
05/10/36
(a)(c)
............. 5,775 5,789,354
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(a)(c)
............. 17,385 17,983,892
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(a)(c)
............. 1,081 1,092,174
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)(c)
............. 2,660 2,483,016
Cold Storage Trust
(a)(c)
:
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 2.92%,
11/15/37 ............... 15,870 15,830,201
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 3.65%,
11/15/37 ............... 7,461 7,469,910
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(c)
............. 750 777,307
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 845 804,347
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(c)
............. 4,864 3,324,884
Series 2014-CR15, Class C, 4.74%,
02/10/47
(c)
.............. 670 721,906
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,276 2,461,151
Series 2015-LC19, Class D, 2.87%,
02/10/48
(a)
.............. 359 331,766
Series 2015-LC21, Class C, 4.33%,
07/10/48
(c)
.............. 6,490 6,469,176
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,235,120
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(c)
............. 1,840 1,799,663
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. 486 419,723
Series 2018-HCLV, Class B, (LIBOR
USD 1 Month + 1.40%), 1.56%,
09/15/33
(a)(c)
............. 3,955 3,719,291
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... 48 46,666

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse Mortgage Capital
Certificates
(a)(c)
:
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.31%,
05/15/36 ............... USD 4,300 $ 4,274,773
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 579,128
Series 2020-NET, Class E, 3.70%,
08/15/37 ............... 5,910 5,900,780
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.19%,
06/15/57
(c)
.............. 4,190 4,121,678
Series 2018-C14, Class C, 4.89%,
11/15/51
(c)
.............. 570 629,651
Series 2018-CX12, Class C, 4.76%,
08/15/51
(c)
.............. 970 983,527
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 909 760,729
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
.............. 6,665 6,770,974
Series 2019-C17, Class C, 3.93%,
09/15/52 ............... 3,720 4,038,165
Series 2019-C17, Class D, 2.50%,
09/15/52
(a)
.............. 3,511 2,756,337
CSMC Trust
(a)
:
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 1.11%,
12/15/30
(c)
.............. 2,310 2,267,402
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,293,110
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 5.02%,
10/15/37
(c)
.............. 7,360 7,396,875
DBGS Mortgage Trust, Series 2019-
1735, Class F, 4.19%, 04/10/37
(a)(c)
2,873 2,209,265
DBUBS Mortgage Trust
(a)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 7,215,662
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(c)
.............. 3,760 3,931,381
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(c)
.............. 9,340 9,529,290
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(c)
.............. 2,880 2,872,535
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.64%,
06/05/35
(a)(c)
............... 1,938 1,449,855
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A, 3.55%,
09/10/35
(a)(c)
............... 3,210 3,529,754
GRACE Mortgage Trust, Series 2014-
GRCE, Class F, 3.59%, 06/10/28
(a)(c)
28,606 28,583,124
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(c)
........ 5,700 5,326,710
GS Mortgage Securities Corp. II
(a)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 8,464,385
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(c)
.............. 2,620 2,332,394
Series 2017-375H, Class A, 3.48%,
09/10/37
(c)
.............. 1,460 1,611,538
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust
(a)
:
Series 2017-500K, Class D, (LIBOR
USD 1 Month + 1.30%), 1.46%,
07/15/32
(c)
.............. USD 620 $ 617,269
Series 2017-500K, Class E, (LIBOR
USD 1 Month + 1.50%), 1.66%,
07/15/32
(c)
.............. 1,270 1,263,604
Series 2017-500K, Class F, (LIBOR
USD 1 Month + 1.80%), 1.96%,
07/15/32
(c)
.............. 1,435 1,426,438
Series 2017-500K, Class G, (LIBOR
USD 1 Month + 2.50%), 2.66%,
07/15/32
(c)
.............. 963 950,315
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,065,276
Series 2019-BOCA, Class A, (LIBOR
USD 1 Month + 1.20%), 1.36%,
06/15/38
(c)
.............. 3,284 3,259,281
Series 2019-SOHO, Class E,
(LIBOR USD 1 Month + 1.87%),
2.03%, 06/15/36
(c)
......... 3,977 3,729,182
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 2.66%,
11/15/37
(c)
.............. 536 536,741
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
3.86%, 11/15/37
(c)
......... 400 401,794
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(c)
............. 2,652 2,729,969
Series 2014-GC20, Class B, 4.53%,
04/10/47
(c)
.............. 370 390,437
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)(c)
............. 4,140 4,140,346
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,362,014
Series 2017-GS7, Class E, 3.00%,
08/10/50
(a)
.............. 3,926 3,087,852
Series 2019-GSA1, Class C, 3.81%,
11/10/52
(c)
.............. 1,130 1,081,726
GSCG Trust, Series 2019-600C, Class
F, 3.99%, 09/06/34
(a)(c)
........ 5,780 5,528,912
Hudson Yards Mortgage Trust
(a)
:
Series 2016-10HY, Class A, 2.84%,
08/10/38 ............... 5,230 5,685,445
Series 2019-30HY, Class E, 3.44%,
07/10/39
(c)
.............. 4,966 5,095,891
Series 2019-55HY, Class F, 2.94%,
12/10/41
(c)
.............. 8,659 7,940,846
IMT Trust
(a)
:
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,394,452
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(c)
......... 1,350 1,306,225
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(c)
......... 2,090 1,974,558
Independence Plaza Trust
(a)
:
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,272,976
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,730,185
JPMBB Commercial Mortgage
Securities Trust
(c)
:
Series 2014-C22, Class B, 4.55%,
09/15/47 ............... 1,096 1,146,275

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)
.............. USD 4,979 $ 4,776,845
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(c)
............. 4,060 3,778,967
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 920,379
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 3,229,688
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,240,807
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)
:
Series 2017-FL10, Class E, (LIBOR
USD 1 Month + 3.90%), 4.06%,
06/15/32
(c)
.............. 1,135 1,125,896
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 5,167,307
JPMorgan Chase Commercial
Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.72%,
01/15/49
(c)
.............. 1,650 1,829,143
Series 2015-JP1, Class D, 4.22%,
01/15/49
(c)
.............. 7,843 7,003,357
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(c)
............. 3,399 3,684,373
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 3,274 3,276,187
Series 2018-WPT, Class FFX,
5.54%, 07/05/33
(a)(c)
........ 569 543,811
Series 2019-BKWD, Class E,
(LIBOR USD 1 Month + 2.60%),
2.76%, 09/15/29
(a)(c)
........ 5,362 5,106,079
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 2.32%,
07/15/36
(a)(c)
............. 5,580 5,230,224
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.16%,
07/15/36
(a)(c)
............. 2,015 1,868,488
Series 2019-OSB, Class E, 3.78%,
06/05/39
(a)(c)
............. 3,216 3,278,079
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 2.93%,
10/15/33
(a)(c)
............. 2,500 2,500,861
Series 2020-MKST, Class E, (LIBOR
USD 1 Month + 2.25%), 2.41%,
12/15/36
(a)(c)
............. 3,889 3,605,153
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 1.96%, 05/15/36
(a)(c)
11,601 11,543,782
LCCM Mortgage Trust
(a)
:
Series 2014-909, Class A, 3.39%,
05/15/31 ............... 3,430 3,430,011
Series 2014-909, Class C, 3.90%,
05/15/31
(c)
.............. 4,150 4,146,021
Series 2014-909, Class D, 3.90%,
05/15/31
(c)
.............. 7,600 7,571,903
Series 2014-909, Class E, 3.90%,
05/15/31
(c)
.............. 10,892 10,789,530
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
:
Series 2006-2A, Class M2, (LIBOR
USD 1 Month + 0.39%), 0.54%,
09/25/36 ............... 764 748,729
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 0.40%,
03/25/37 ............... USD 2,070 $ 1,982,603
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.19%,
04/20/48
(a)(c)
............... 3,640 3,680,019
MAD Mortgage Trust
(a)(c)
:
Series 2017-330M, Class D, 3.98%,
08/15/34 ............... 2,925 2,988,077
Series 2017-330M, Class E, 4.03%,
08/15/34 ............... 4,493 4,497,354
Manhattan West Mortgage Trust, Series
2020-1MW, Class D, (LIBOR USD 1
Month + 0.00%), 2.33%, 09/10/39
(a)(c)
2,088 2,094,762
MFT Trust
(a)(c)
:
Series 2020-ABC, Class C, 3.48%,
02/10/42 ............... 13,308 13,095,625
Series 2020-ABC, Class D, 3.48%,
02/10/42 ............... 9,495 8,871,458
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(c)
............. 901 882,538
Series 2015-C25, Class C, 4.52%,
10/15/48
(c)
.............. 720 782,023
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. 1,075 1,010,349
Series 2017-C33, Class C, 4.56%,
05/15/50
(c)
.............. 2,270 2,296,602
Morgan Stanley Capital Barclays Bank
Trust, Series 2016-MART, Class A,
2.20%, 09/13/31
(a)
........... 2,200 2,197,154
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.99%,
10/15/42
(c)
.............. 4,210 4,189,549
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(c)
.............. 4,845 4,850,988
Series 2014-150E, Class F, 4.30%,
09/09/32
(a)(c)
............. 4,181 3,942,997
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(c)
............. 630 634,712
Series 2015-MS1, Class C, 4.03%,
05/15/48
(c)
.............. 3,053 2,907,633
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(c)
............. 830 720,004
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 2.11%,
11/15/34
(a)(c)
............. 790 786,523
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 2.76%,
11/15/34
(a)(c)
............. 15,877 15,878,885
Series 2017-H1, Class C, 4.28%,
06/15/50
(c)
.............. 1,244 1,277,579
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 5,741,984
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
.............. 1,115 914,300
Series 2018-H3, Class C, 4.85%,
07/15/51
(c)
.............. 1,160 1,286,818
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,338,656
Series 2018-H4, Class C, 5.08%,
12/15/51
(c)
.............. 1,153 1,233,079
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 1,103,732

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)(c)
............. USD 9,449 $ 7,565,372
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 1.06%,
07/15/35
(a)(c)
............. 2,330 2,294,943
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 2.71%,
07/15/35
(a)(c)
............. 1,119 1,053,106
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(c)
........ 2,810 2,649,454
Series 2020-L4, Class D, 2.50%,
02/15/53
(a)
.............. 5,385 4,850,931
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(c)
............... 2,167 656,569
Natixis Commercial Mortgage Securities
Trust
(a)(c)
:
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 1.09%,
06/15/35 ............... 2,046 2,014,169
Series 2018-FL1, Class MCR1,
(LIBOR USD 1 Month + 2.35%),
2.49%, 06/15/35 .......... 1,567 1,495,593
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 3,107,589
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 2.95%,
08/18/25 ............... 39,403 39,454,764
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(c)
...................... 7,856 6,892,408
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 2.91%, 01/15/26
(a)(c)
1,660 1,660,996
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(a)(c)
.......... 4,690 4,651,240
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.03%, 08/10/49
(a)(c)
.......... 1,000 1,021,793
USDC
(a)(c)
:
Series 2018, Class E, 4.49%,
05/13/38 ............... 4,300 3,595,132
Series 2018, Class F, 4.49%,
05/13/38 ............... 3,780 2,791,372
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(c)
.......... 15,164 15,137,309
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 7.99%,
09/25/44
(a)(c)
............. 2,399 2,127,832
Series 2016-1, Class M4, 8.66%,
04/25/46
(a)(c)
............. 970 1,007,504
Series 2016-2, Class M2, 4.46%,
10/25/46
(c)
.............. 589 591,677
Series 2016-2, Class M3, 5.50%,
10/25/46
(c)
.............. 2,250 2,276,844
Series 2016-2, Class M4, 7.23%,
10/25/46
(c)
.............. 1,110 1,127,147
Series 2017-1, Class M2, (LIBOR
USD 1 Month + 0.00%), 4.45%,
05/25/47
(a)(c)
............. 1,110 1,130,807
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-1, Class M3, (LIBOR
USD 1 Month + 0.00%), 5.35%,
05/25/47
(a)(c)
............. USD 1,110 $ 1,143,650
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(a)(c)
............. 1,346 1,337,947
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)(c)
............. 811 797,911
Series 2018-1, Class M2, 4.26%,
04/25/48
(a)
.............. 861 888,055
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)(c)
............. 2,129 2,158,712
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)(c)
............. 1,889 1,910,555
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)(c)
............. 795 779,230
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)(c)
............. 1,243 1,201,259
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)(c)
............. 1,293 1,234,707
Wells Fargo Commercial Mortgage
Trust:
Series 2013-BTC, Class F, 3.55%,
04/16/35
(a)(c)
............. 8,491 7,713,452
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. 887 726,398
Series 2016-NXS5, Class B, 4.96%,
01/15/59
(c)
.............. 1,470 1,690,115
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(c)
.............. 790 805,175
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(c)
............. 1,553 1,325,435
Series 2017-C41, Class B, 4.19%,
11/15/50
(c)
.............. 2,811 3,028,015
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 1.00%,
12/13/31
(a)(c)
............. 3,928 3,840,494
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(c)
............. 4,292 4,749,734
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 813,317
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,571,460
Series 2019-C52, Class C, 3.56%,
08/15/52 ............... 3,714 3,852,667
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 2.25%,
02/15/37
(a)(c)
............. 3,010 2,746,173
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 2.90%,
02/15/37
(a)(c)
............. 2,560 2,308,657
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(c)
................. 1,770 1,762,768
1,259,745,177
1,313,278,871
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(c)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.54%, 07/25/47 ............ 20,749 1,221,726
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.88%,
09/25/35
(a)
................ 2,439 303,723

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.00%,
07/25/56
(a)
................ USD 8,459 $ 1,220,374
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 13.23%,
02/25/38
(a)
................ 32,558 11,156,407
13,902,230
Interest Only Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
(c)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 275,700
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 495,726
Banc of America Commercial Mortgage
Trust:
Series 2017-BNK3, Class XB,
0.63%, 02/15/50 .......... 31,555 1,121,588
Series 2017-BNK3, Class XD,
1.28%, 02/15/50
(a)
......... 12,290 799,218
BANK:
Series 2019-BN20, Class XA,
0.84%, 09/15/62 .......... 25,208 1,511,266
Series 2019-BN20, Class XB,
0.36%, 09/15/62 .......... 86,048 2,508,686
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class XA, 1.34%,
05/15/52 ................. 23,097 2,104,876
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%,
04/15/53 ............... 13,757 1,515,762
Series 2020-C7, Class XB, 0.99%,
04/15/53 ............... 2,706 228,269
BBCMS Trust
(a)
:
Series 2015-SRCH, Class XA,
0.95%, 08/10/35 .......... 72,780 3,526,210
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 543,005
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.04%,
03/15/52 ............... 32,962 2,367,148
Series 2019-B13, Class XA, 1.13%,
08/15/57 ............... 125,989 9,409,441
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.53%,
03/15/53
(b)
.............. 13,340 541,604
Series 2020-B20, Class XA, 1.63%,
10/15/53 ............... 38,940 4,441,559
Series 2020-B21, Class XA, 1.46%,
12/17/53 ............... 15,958 1,827,976
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.72%,
05/10/58 ................. 18,700 671,143
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.02%,
03/10/46 ............... 20,935 253,293
Series 2015-CR25, Class XA,
0.83%, 08/10/48 .......... 15,815 509,465
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 904,763
Security
Par (000)
Par (000) Value
United States (continued)
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB,
0.13%, 11/15/50 .......... USD 32,800 $ 481,297
Series 2019-C16, Class XA, 1.57%,
06/15/52 ............... 69,791 7,308,759
Series 2019-C17, Class XA, 1.37%,
09/15/52 ............... 59,108 5,411,957
Series 2019-C17, Class XB, 0.56%,
09/15/52 ............... 41,829 1,687,135
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 2,215,431
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 1,246,383
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50 ..... 15,440 795,469
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 273,283
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA,
1.04%, 04/10/47 .......... 3,334 85,015
Series 2019-GSA1, Class XA,
0.83%, 11/10/52 .......... 31,673 1,916,704
Series 2020-GSA2, Class XA,
1.74%, 12/12/53 .......... 64,820 8,744,704
JPMBB Commercial Mortgage
Securities Trust:
Series 2014-C22, Class XA, 0.83%,
09/15/47 ............... 7,191 182,918
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 559,875
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 536,879
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,346,006
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.17%, 02/15/36
(a)
.... 6,290 435,854
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.99%,
03/10/50
(a)
................ 8,900 277,326
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
:
Series 2014-C19, Class XD, 1.21%,
12/15/47 ............... 51,913 2,217,069
Series 2014-C19, Class XF, 1.21%,
12/15/47 ............... 13,486 560,478
Series 2015-C21, Class XB, 0.29%,
03/15/48 ............... 15,696 200,669
Series 2015-C26, Class XD, 1.34%,
10/15/48 ............... 18,660 1,096,835
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%,
06/15/50
(a)
.............. 8,870 1,008,608
Series 2019-H6, Class XB, 0.72%,
06/15/52 ............... 53,695 2,734,600
Series 2019-L2, Class XA, 1.03%,
03/15/52 ............... 22,767 1,596,862
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 2,298,780

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
One Market Plaza Trust
(a)
:
Series 2017-1MKT, Class XCP,
0.09%, 02/10/32 .......... USD 152,049 $ 255,442
Series 2017-1MKT, Class XNCP,
0.00%, 02/10/32
(b)
......... 30,410 304
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.49%,
10/15/52 ............... 69,418 6,986,379
Series 2019-C18, Class XA, 1.04%,
12/15/52 ............... 71,612 4,957,586
Wells Fargo Commercial Mortgage
Trust:
Series 2016-BNK1, Class XD,
1.26%, 08/15/49
(a)
......... 9,764 576,369
Series 2019-C50, Class XA, 1.42%,
05/15/52 ............... 48,506 4,353,875
Series 2020-C58, Class XA, 1.89%,
07/15/53 ............... 30,163 4,322,958
102,228,507
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(k)
............... 4,132 552,196
Total Non-Agency Mortgage-Backed Securities — 6.4%
(Cost: $2,304,822,945) ........................... 2,283,483,017
Preferred Securities — 0.5%
Capital Trusts — 0.1%
United Kingdom — 0.0%
Lloyds Banking Group plc
(c)(l)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ 1,000 1,245,000
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,363 3,001,010
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 437 554,990
4,801,000
United States — 0.1%
(l)
Bank of America Corp.
(c)
:
Series X, (LIBOR USD 3 Month +
3.71%), 6.25% ........... 3,140 3,484,026
Series DD, (LIBOR USD 3 Month +
4.55%), 6.30% ........... 2,558 2,986,465
Series Z, (LIBOR USD 3 Month +
4.17%), 6.50% ........... 9,994 11,418,145
Capital One Financial Corp., Series
E , (LIBOR USD 3 Month + 3.80%),
4.03%
(c)
.................. 3,209 3,181,082
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(c)
............ 1,040 1,068,693
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(c)
....... 2,876 3,170,790
JPMorgan Chase & Co.
(c)
:
Series HH, (SOFR + 3.13%), 4.60% 1,807 1,865,728
Series FF, (SOFR + 3.38%), 5.00% 3,855 4,055,578
Series Q, (LIBOR USD 3 Month +
3.25%), 5.15% ........... 3,685 3,804,836
Morgan Stanley, Series J , (LIBOR USD
3 Month + 3.81%), 4.05%
(c)
..... 2,529 2,503,710
Security
Par (000)
Par (000) Value
United States (continued)
NBCUniversal Enterprise, Inc., 5.25%
(a)
USD 4,800 $ 4,896,000
42,435,053
Total Capital Trusts — 0.1%
(Cost: $44,981,253) .............................. 47,236,053
Shares
Shares
Preferred Stocks — 0.4%
China — 0.1%
ByteDance Ltd. Series E-1 (Acquired
11/11/20, cost $32,872,254)
(b)(h)
.. 300,000 32,871,000
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(b)(f)(h)
.. 877,193 7,500,000
United States — 0.3%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(j)
............. 22,408 26,859,797
Aptiv plc, Series A, 5.50% ........ 150,517 23,224,773
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$4,901,887)
(b)(f)(h)
............ 854,419 4,904,365
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(b)(h)
............. 189,070 6,721,439
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series Z,
8.38%
(c)(g)(l)
................ 249,600 2,186,496
Federal National Mortgage Association,
Series S, 8.25%
(c)(g)(l)
......... 249,600 2,141,568
Morgan Stanley, Series E , (LIBOR USD
3 Month + 4.32%), 7.13%
(c)(l)
.... 28,741 845,273
Mount Sinai Genomics, Inc., Series
C (Acquired 07/17/20, cost
$7,499,714), Series C
(b)(h)
...... 12,221 8,683,143
Nuvia, Inc., Series B (Acquired
09/17/20, cost $3,750,001)
(b)(h)
... 1,169,191 3,741,411
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(b)(h)
............. 396,483 6,387,341
85,695,606
Total Preferred Stocks — 0.4%
(Cost: $111,540,292) ............................. 126,066,606
Total Preferred Securities — 0.5%
(Cost: $156,521,545) ............................. 173,302,659
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 19.8%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(c)
:
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.65% ,  01/25/25 . 1,448 1,596,410
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.10% ,  05/25/25 .. 1,570 1,624,131

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2017-DNA2, Class B1,
(LIBOR USD 1 Month +
5.15%), 5.30% ,  10/25/29 .. USD 3,125 $ 3,319,213
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.60% ,  03/25/30 .. 5,034 5,171,893
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.60% ,  12/25/42 .. 1,269 1,257,585
Series 2020-HQA5, Class
B1, (SOFR + 4.00%),
4.08% ,  11/25/50
(a)
....... 4,120 4,191,906
17,161,138
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL4F, Class A2AS,
3.68%, 10/25/25
(c)
........... 4,408 4,808,679
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(c)
:
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27
(a)
....... 2,746 2,886,760
Series 2018-K732, Class B,
4.06% ,  05/25/25
(a)
....... 3,885 4,296,909
Series 2018-K80, Class B,
4.23% ,  08/25/50
(a)
....... 4,180 4,792,272
Series 2018-KHG1, Class C,
3.81% ,  12/25/27
(a)
....... 7,932 7,167,353
Series 2018-SB52, Class A10F,
3.47% ,  06/25/28 ........ 5,984 6,394,126
Series 2018-SB53, Class A10F,
3.65% ,  06/25/28 ........ 3,651 4,018,332
Government National Mortgage
Association:
Series 2015-97, Class VA,
2.25% ,  12/16/38 ........ 2,742 2,837,002
Series 2016-158, Class VA,
2.00% ,  03/16/35 ........ 1,709 1,733,003
38,934,436
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.:
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 26,247 2,520,430
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 25,163 3,465,278
Series 4999, Class QI,
4.00% ,  05/25/50 ........ 25,434 3,378,727
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 17,883 2,445,550
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 27,074 3,751,039
Series 5029, Class GI,
2.00% ,  10/25/50 ........ 21,603 2,113,557
Series 5057, Class TI,
3.00% ,  11/25/50 ........ 35,799 5,493,721
Federal National Mortgage Association,
Series 2020-73, Class AI,
2.00%, 10/25/50 ............ 28,779 2,515,254
Government National Mortgage
Association:
Series 2020-144,
2.50% ,  09/20/50 ........ 39,390 4,530,968
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 33,339 3,723,135
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ USD 163,208 $ 19,142,613
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 11,759 1,310,051
54,390,323
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 1,098,137
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(c)
:
Series K110, Class X1,
1.70% ,  04/25/30 ........ 7,725 1,022,954
Series K121, Class X1,
1.03% ,  10/25/30 ........ 24,100 2,040,554
Series K122, Class X1,
0.88% ,  11/25/30 ........ 21,920 1,632,497
Government National Mortgage
Association Variable Rate Notes
(c)
:
Series 2009-80, 0.67% ,  09/16/51 4,759 426,485
Series 2012-23, 0.27% ,  06/16/53 5,749 40,831
Series 2013-191,
0.71% ,  11/16/53 ........ 7,268 163,929
Series 2013-30, 0.68% ,  09/16/53 27,125 628,920
Series 2013-63, 0.77% ,  09/16/51 29,550 887,924
Series 2013-78, 0.71% ,  10/16/54 31,733 851,988
Series 2015-173,
0.76% ,  09/16/55 ........ 13,223 537,516
Series 2015-22, 0.60% ,  03/16/55 17,820 554,511
Series 2015-37, 0.66% ,  10/16/56 4,862 189,263
Series 2015-48, 0.60% ,  02/16/50 11,343 371,258
Series 2016-110,
0.94% ,  05/16/58 ........ 12,903 740,174
Series 2016-113, (LIBOR
USD 1 Month + 0.00%),
1.15% ,  02/16/58 ........ 16,881 1,203,109
Series 2016-125,
0.94% ,  12/16/57 ........ 18,737 1,071,408
Series 2016-128,
0.86% ,  09/16/56 ........ 27,587 1,517,469
Series 2016-152,
0.83% ,  08/15/58 ........ 20,068 1,138,688
Series 2016-162,
0.89% ,  09/16/58 ........ 23,895 1,443,929
Series 2016-165,
0.94% ,  12/16/57 ........ 9,902 587,363
Series 2016-26, 0.88% ,  02/16/58 73,319 3,630,729
Series 2016-36, 0.81% ,  08/16/57 6,410 309,196
Series 2016-92, 0.87% ,  04/16/58 9,474 495,021
Series 2016-96, 0.90% ,  12/16/57 37,409 2,001,343
24,585,196
Mortgage-Backed Securities — 19.4%
Uniform Mortgage-Backed Securities:
6.00% ,  03/01/38 .......... 2 2,096
4.50% ,  11/01/38 - 10/01/50 ... 410,352 445,444,743
4.00% ,  09/01/44 - 01/01/46 ... 218 235,343
4.50% ,  05/01/48 - 08/01/49
(n)
.. 529,626 574,488,602
4.50% ,  02/01/50
(n)(s)
........ 172,637 186,486,839
1.50% ,  12/25/50 - 01/25/51
(t)
.. 462,947 467,739,476
2.00% ,  12/25/50 - 02/25/51
(t)
.. 640,367 664,593,953
2.50% ,  12/25/50 - 02/25/51
(t)
.. 2,769,697 2,917,637,095
3.50% ,  12/25/50 - 01/25/51
(t)
.. 310,700 328,419,609

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  01/25/51 - 02/25/51
(t)
.. USD 1,152,410 $ 1,231,384,221
4.50% ,  01/25/51
(t)
......... 62,370 67,593,487
6,884,025,464
Total U.S. Government Sponsored Agency Securities
—
19.8%
(Cost: $6,996,820,515) ........................... 7,019,096,557
U.S. Treasury Obligations — 5.1%
U.S. Treasury Bonds:
1.38%, 08/15/50 ............ 75,000 70,242,188
1.63%, 11/15/50
(s)
........... 136,000 135,490,100
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23
(u)
........... 124,525 131,115,892
0.50%, 04/15/24 ............ 601,323 644,543,373
0.13%, 04/15/25 ............ 40,887 43,983,684
0.13%, 01/15/30
(v)
........... 115,623 128,970,975
U.S. Treasury Notes:
2.75%, 09/15/21 ............ 1,500 1,527,656
2.63%, 12/31/23 ............ 65 69,766
2.13%, 03/31/24 ............ 4,950 5,259,182
1.13%, 02/28/25 ............ 32,000 33,128,750
1.63%, 10/31/26 ............ 4,670 4,980,482
0.63%, 11/30/27 - 08/15/30 ..... 310,000 304,734,375
3.13%, 11/15/28 ............ 2,000 2,367,969
2.38%, 05/15/29 ............ 1,000 1,130,156
0.88%, 11/15/30
(v)
........... 297,500 296,523,828
Total U.S. Treasury Obligations — 5.1%
(Cost: $1,739,851,454) ........................... 1,804,068,376
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/19/20, 2 shares for
1 warrant, Expires 04/08/21, Strike
Price USD 2.00)
(b)(f)
.......... 9,331 320,053
United States — 0.0%
(f)
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 48,548
Decarbonization Plus Acquisition
Corp. (Issued/exercisable 12/23/20,
1 share for 1 warrant, Expires
10/02/25, Strike Price USD 11.50) 155,307 284,212
dMY Technology Group, Inc. II (Issued/
exercisable 12/07/20, 1 share for
1 warrant, Expires 07/29/27, Strike
Price USD 11.50) ............ 342,006 1,453,526
Dragoneer Growth Opportunities
Corp. (Issued/exercisable 11/23/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 88,694 379,610
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 11/11/20, Strike
Price USD 10.00)
(b)
.......... 469,648 469,648
SM Energy Co. (Issued/exercisable
06/17/20, 1 share for 1 warrant,
Expires 06/30/23, Strike Price USD
0.01) .................... 155,544 950,374
Security
Shares
Shares Value
United States (continued)
Target Hospitality Corp. (Issued/
exercisable 03/05/19, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 $ 1,665
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(b)(h)
......... 396,483 432,166
Total Warrants — 0.0% ............................ 4,339,802
Total Long-Term Investments — 110.2%
(Cost: $37,526,778,349) ........................... 39,055,313,719
Par (000)
Pa r (000)
Short-Term Securities — 5.4%
Borrowed Bond Agreements — 1.0%
(w)(x)
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 1,046,214,
collateralized by SRS Distribution,
Inc., 8.25%, due at 07/01/26, par
and fair value of USD 976,000 and
$1,037,000, respectively) ...... USD 1,053 1,052,860
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 2,453,459,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 2,500,000 and
$2,998,693, respectively) ...... EUR 2,468 3,014,696
Barclays Bank plc, (1.35)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 214,733,
collateralized by Nouryon Holding
BV, 6.50%, due at 10/01/26, par
and fair value of EUR 200,000 and
$257,133, respectively) ........ 215 263,241
Barclays Bank plc, (0.95)%, Open
(Purchased on 12/21/20 to be
repurchased at EUR 955,493,
collateralized by easyJet plc, 0.88%,
due at 06/11/25, par and fair value
of EUR 1,000,000 and $1,160,318,
respectively) ............... 956 1,167,617
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/11/20 to be
repurchased at EUR 4,620,277,
collateralized by easyJet plc, 0.88%,
due at 06/11/25, par and fair value
of EUR 4,800,000 and $5,569,528,
respectively) ............... 4,623 5,647,131
Barclays Bank plc, (0.85)%, Open
(Purchased on 11/17/20 to be
repurchased at EUR 2,843,568,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 6.00%, par
and fair value of EUR 2,600,000 and
$3,501,860, respectively)
(l)
..... 2,847 3,478,260

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.85)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 4,056,162,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,000,000 and
$4,974,052, respectively) ...... EUR 4,065 $ 4,966,056
Barclays Bank plc, (0.78)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 38,274,939,
collateralized by Portuguese
Republic, 2.13%, due at 10/17/28,
par and fair value of EUR
32,565,000 and $46,865,208,
respectively) ............... 38,352 46,852,477
Barclays Bank plc, (0.75)%, Open
(Purchased on 03/20/20 to be
repurchased at USD 1,176,672,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 1,130,000 and
$1,489,882, respectively) ...... USD 1,184 1,183,675
Barclays Bank plc, (0.40)%, Open
(Purchased on 11/18/20 to be
repurchased at USD 9,325,222,
collateralized by Sally Holdings LLC,
5.63%, due at 12/01/25, par and
fair value of USD 8,896,000 and
$9,140,640, respectively) ...... 9,330 9,329,680
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/22/20 to be
repurchased at USD 1,446,446,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,400,000 and $1,480,500,
respectively) ............... 1,447 1,447,250
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 24,439,279,
collateralized by Canadian Natural
Resources Ltd., 6.25%, due
at 03/15/38, par and fair value of
USD 19,800,000 and $26,588,350,
respectively) ............... 24,453 24,453,000
Barclays Bank plc, 0.25%, Open
(Purchased on 01/15/20 to be
repurchased at USD 21,312,072,
collateralized by Cenovus Energy,
Inc., 4.25%, due at 04/15/27, par
and fair value of USD 19,800,000
and $21,622,051, respectively) .. 21,260 21,260,250
Barclays Capital, Inc., (0.40)%, Open
(Purchased on 05/19/20 to be
repurchased at USD 96,008,
collateralized by Air Canada, 7.75%,
due at 04/15/21, par and fair value
of USD 100,000 and $100,500,
respectively) ............... 96 96,250
BNP Paribas SA, (1.40)%, Open
(Purchased on 10/01/20 to be
repurchased at EUR 960,305,
collateralized by INEOS Finance
plc, 2.88%, due at 05/01/26, par
and fair value of EUR 986,000 and
$1,219,423, respectively) ...... EUR 963 1,176,565
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.80)%, Open
(Purchased on 10/28/20 to be
repurchased at EUR 28,498,860,
collateralized by Portuguese
Republic, 2.88%, due at 07/21/26,
par and fair value of EUR
23,985,000 and $34,612,102,
respectively) ............... EUR 28,532 $ 34,856,211
BNP Paribas SA, (0.75)%, Open
(Purchased on 10/28/20 to be
repurchased at EUR 3,319,257,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 3,200,000 and
$4,318,816, respectively)
(l)
..... 3,325 4,061,585
BNP Paribas SA, (0.75)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 1,921,195,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 2,000,000 and
$2,413,247, respectively) ...... 1,924 2,350,797
BNP Paribas SA, (0.20)%, Open
(Purchased on 09/10/20 to be
repurchased at USD 1,564,626,
collateralized by Lions Gate
Capital Holdings LLC, 5.88%, due
at 11/01/24, par and fair value of
USD 1,520,000 and $1,542,800,
respectively) ............... USD 1,566 1,565,600
BNP Paribas SA, (0.20)%, Open
(Purchased on 12/07/20 to be
repurchased at USD 2,202,790,
collateralized by DISH DBS Corp.,
7.75%, due at 07/01/26, par and
fair value of USD 1,869,000 and
$2,093,299, respectively) ...... 2,203 2,203,084
BNP Paribas SA, (0.15)%, Open
(Purchased on 09/25/20 to be
repurchased at USD 1,006,057,
collateralized by Netflix, Inc., 4.38%,
due at 11/15/26, par and fair value
of USD 916,000 and $1,015,615,
respectively) ............... 1,006 1,006,455
BNP Paribas SA, (0.10)%, Open
(Purchased on 11/03/20 to be
repurchased at USD 5,829,077,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 5,500,000 and
$6,050,000, respectively) ...... 5,830 5,830,000
BNP Paribas SA, (0.10)%, Open
(Purchased on 11/03/20 to be
repurchased at USD 25,258,213,
collateralized by Tenet Healthcare
Corp., 6.75%, due at 06/15/23, par
and fair value of USD 23,310,000
and $24,999,975, respectively) .. 25,262 25,262,213
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
10/28/20 to be repurchased at EUR
2,207,459, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,823,844, respectively) ...... EUR 2,212 2,701,730

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.80)%, Open (Purchased on
10/28/20 to be repurchased at
EUR 3,099,414, collateralized by
Refinitiv US Holdings, Inc., 6.88%,
due at 11/15/26, par and fair value
of EUR 2,800,000 and $3,699,606,
respectively) ............... EUR 3,105 $ 3,792,989
Citigroup Global Markets, Inc.,
(1.00)%, Open (Purchased on
03/18/20 to be repurchased at
USD 637,022, collateralized by
Southwestern Energy Co., 7.50%,
due at 04/01/26, par and fair value
of USD 1,038,000 and $1,088,862,
respectively) ............... USD 638 638,370
Citigroup Global Markets, Inc.,
(0.50)%, Open (Purchased on
03/23/20 to be repurchased at
USD 661,436, collateralized by
Everi Payments, Inc., 7.50%, due
at 12/15/25, par and fair value
of USD 861,000 and $893,288,
respectively) ............... 664 664,046
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
08/17/20 to be repurchased at
USD 2,543,402, collateralized by
Kraft Heinz Foods Co., 4.88%, due
at 10/01/49, par and fair value of
USD 2,260,000 and $2,636,569,
respectively) ............... 2,545 2,545,325
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
05/20/20 to be repurchased at USD
19,627,831, collateralized by Meritor,
Inc., 6.25%, due at 02/15/24, par
and fair value of USD 19,500,000
and $19,900,140, respectively) .. 19,646 19,646,250
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
08/03/20 to be repurchased at
USD 4,518,037, collateralized by
Southwest Airlines Co., 5.13%, due
at 06/15/27, par and fair value of
USD 4,270,000 and $5,079,655,
respectively) ............... 4,521 4,520,863
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
09/04/20 to be repurchased at
USD 877,126, collateralized by
Bombardier, Inc., 7.88%, due
at 04/15/27, par and fair value of
USD 1,225,000 and $1,126,314,
respectively) ............... 877 877,406
Credit Suisse Securities USA LLC,
(1.00)%, Open (Purchased on
03/02/20 to be repurchased at
USD 5,382,468, collateralized by
Southwestern Energy Co., 7.75%,
due at 10/01/27, par and fair value
of USD 6,890,000 and $7,439,133,
respectively) ............... 5,426 5,425,875
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
12/04/20 to be repurchased at
USD 1,589,415, collateralized by
Kraft Heinz Foods Co., 3.75%, due
at 04/01/30, par and fair value of
USD 1,465,000 and $1,565,750,
respectively) ............... USD 1,590 $ 1,589,525
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
09/25/20 to be repurchased at USD
1,526,122, collateralized by Lions
Gate Capital Holdings LLC, 6.38%,
due at 02/01/24, par and fair value
of USD 1,540,000 and $1,578,500,
respectively) ............... 1,527 1,526,525
Deutsche Bank AG, (0.01)%, Open
(Purchased on 09/28/20 to be
repurchased at GBP 6,649,388,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,664,392 and $9,310,214,
respectively) ............... GBP 6,650 9,093,212
Goldman Sachs International,
(2.00)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,209,417, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,300,000 and $2,758,797,
respectively) ............... EUR 2,219 2,710,722
Goldman Sachs International,
(0.90)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,498,984, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $3,111,237,
respectively) ............... 2,504 3,058,767
Goldman Sachs International,
0.01%, Open (Purchased on
10/28/20 to be repurchased at GBP
31,239,454, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 16,981,772 and
$43,146,028, respectively) ..... GBP 31,239 42,718,933
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 717,960, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $904,968,
respectively) ............... EUR 721 880,578
J.P. Morgan Securities plc,
(1.05)%, Open (Purchased on
11/30/20 to be repurchased at EUR
100,629, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 100,000
and $123,674, respectively) ..... 101 123,069

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
1,365,762, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 1,400,000
and $1,740,918, respectively) ... EUR 1,368 $ 1,671,520
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
2,608,852, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 2,700,000
and $3,339,191, respectively) ... 2,614 3,192,904
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
11/20/20 to be repurchased at EUR
5,060,907, collateralized by AT&T,
Inc., Series B, 2.88%, par and
fair value of EUR 5,000,000 and
$6,135,737, respectively)
(l)
..... 5,066 6,188,390
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
10/27/20 to be repurchased at GBP
664,227, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 686,000 and $914,183,
respectively) ............... GBP 665 909,324
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
11/30/20 to be repurchased at GBP
914,424, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 914,000 and $1,218,023,
respectively) ............... 915 1,250,982
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
11/30/20 to be repurchased at GBP
1,300,604, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,300,000 and $1,732,417,
respectively) ............... 1,301 1,779,297
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
09/28/20 to be repurchased at GBP
674,566, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 700,000 and $932,840,
respectively) ............... 675 923,086
Merrill Lynch International,
(1.45)%, Open (Purchased on
11/04/20 to be repurchased at EUR
1,020,131, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,285,664, respectively) ... EUR 1,023 1,249,748
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Merrill Lynch International,
(1.45)%, Open (Purchased on
10/01/20 to be repurchased at EUR
1,037,546, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,285,665, respectively) ... EUR 1,040 $ 1,269,905
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at USD
7,018,107, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 6,470,000
and $7,029,068, respectively) ... USD 7,020 7,019,950
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/25/20 to be repurchased at
USD 325,391, collateralized by
Bausch Health Cos., Inc., 6.13%,
due at 04/15/25, par and fair value
of USD 313,000 and $322,597,
respectively) ............... 326 325,520
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
12/04/20 to be repurchased at
USD 4,564,724, collateralized by
Terrier Media Buyer, Inc., 8.88%,
due at 12/15/27, par and fair value
of USD 4,040,000 and $4,454,100,
respectively) ............... 4,565 4,565,200
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/21/20 to be repurchased at USD
1,871,095, collateralized by Penn
National Gaming, Inc., 5.63%, due
at 01/15/27, par and fair value of
USD 1,787,000 and $1,865,181,
respectively) ............... 1,872 1,871,882
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
12/07/20 to be repurchased at
USD 9,164,611, collateralized by
CNX Resources Corp., 7.25%, due
at 03/14/27, par and fair value of
USD 8,467,000 and $9,059,690,
respectively) ............... 9,166 9,165,528
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
11/04/20 to be repurchased at USD
1,402,542, collateralized by Uber
Technologies, Inc., 7.50%, due
at 09/15/27, par and fair value of
USD 1,290,000 and $1,419,000,
respectively) ............... 1,403 1,402,875
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at
USD 6,566,788, collateralized by
Southwestern Energy Co., 6.45%,
due at 01/23/25, par and fair value
of USD 6,424,000 and $6,680,960,
respectively) ............... 6,569 6,568,540

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.30)%, Open
(Purchased on 09/28/20 to be
repurchased at GBP 674,553,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 700,000
and $932,841, respectively) ..... GBP 675 $ 922,981
Total Borrowed Bond Agreements — 1.0%
(Cost: $347,666,450) ............................. 355,316,770
Shares
Shares
Money Market Funds — 4.4%
(y)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00%
*
...... 1,286,811,574 1,286,811,574
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Class, 0.01% 6,837,372 6,837,372
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(z)*
............ 276,464,542 276,547,482
Total Money Market Funds — 4.4%
(Cost: $1,570,182,584) ........................... 1,570,196,428
Total Short-Term Securities — 5.4%
(Cost: $1,917,849,034) ........................... 1,925,513,198
Total Options Purchased — 1.2%
(Cost: $412,422,049) ............................. 439,707,831
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 116.8%
(Cost: $39,857,049,432) ........................... 41,420,534,748
Total Options Written — (0.6)%
(Premiums Received — $270,595,705) ................ (221,860,962)
Par (000)
Pa r (000)
Borrowed Bonds — (1.0)%
Corporate Bonds — (0.6)%
Canada — (0.1)%
Air Canada, 7.75% ,  04/15/21
(a)
..... USD 100 (100,500)
Bombardier, Inc., 7.88% ,  04/15/27
(a)
. 1,225 (1,126,314)
Canadian Natural Resources Ltd.,
6.25% ,  03/15/38 ............ 19,800 (26,588,350)
Cenovus Energy, Inc., 4.25% ,  04/15/27 19,800 (21,622,051)
(49,437,215)
Ireland — (0.1)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ EUR 4,800 (5,757,490)
2.63% ,  02/15/27 ............ 2,750 (3,318,215)
3.50% ,  05/15/26 ............ 2,500 (3,111,237)
Ryanair DAC, 1.13% ,  08/15/23 ..... 2,300 (2,823,844)
(15,010,786)
Luxembourg — (0.0)%
ARD Finance SA, 5.00%
,
(5.00% Cash
or 5.75% PIK), 06/30/27
(c)(m)
..... 5,400 (6,714,970)
INEOS Finance plc, 2.88% ,  05/01/26 3,786 (4,682,288)
(11,397,258)
Security
Par (000)
Par (000) Value
Netherlands — (0.0)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(c)(l)
................. EUR 3,200 $ (4,318,816)
Nouryon Holding BV, 6.50% ,  10/01/26 2,200 (2,828,462)
(7,147,278)
Spain — (0.0)%
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(c)(l)
................. 2,600 (3,501,860)
United Kingdom — (0.0)%
easyJet plc, 0.88% ,  06/11/25 ...... 5,800 (6,729,846)
TalkTalk Telecom Group plc,
3.88% ,  02/20/25 ............ GBP 4,300 (5,730,304)
(12,460,150)
United States — (0.4)%
AT&T, Inc., Series B, (EURIBOR Swap
Rate 5 Year + 3.14%), 2.88%
(c)(l)
.. EUR 5,000 (6,135,737)
Bausch Health Cos., Inc.,
6.13% ,  04/15/25
(a)
........... USD 313 (322,597)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. 6,470 (7,029,068)
CNX Resources Corp.,
7.25% ,  03/14/27
(a)
........... 8,467 (9,059,690)
DISH DBS Corp., 7.75% ,  07/01/26 .. 1,869 (2,093,299)
Everi Payments, Inc., 7.50% ,  12/15/25
(a)
861 (893,288)
Kraft Heinz Foods Co.
(a)
:
3.75% ,  04/01/30 ............ 1,465 (1,565,750)
4.88% ,  10/01/49 ............ 2,260 (2,636,569)
Lions Gate Capital Holdings LLC
(a)
:
5.88% ,  11/01/24 ............ 1,520 (1,542,800)
6.38% ,  02/01/24 ............ 1,540 (1,578,500)
Meritor, Inc., 6.25% ,  02/15/24 ..... 19,500 (19,900,140)
Netflix, Inc., 4.38% ,  11/15/26 ...... 916 (1,015,615)
Penn National Gaming, Inc.,
5.63% ,  01/15/27
(a)
........... 1,787 (1,865,181)
Refinitiv US Holdings, Inc.,
6.88% ,  11/15/26 ............ EUR 2,800 (3,699,606)
Sally Holdings LLC, 5.63% ,  12/01/25 USD 8,896 (9,140,640)
Southwest Airlines Co.,
5.13% ,  06/15/27 ............ 4,270 (5,079,655)
Southwestern Energy Co.:
6.45% ,  01/23/25
(d)
........... 6,424 (6,680,960)
7.50% ,  04/01/26 ............ 1,038 (1,088,862)
7.75% ,  10/01/27 ............ 6,890 (7,439,133)
Sprint Capital Corp., 6.88% ,  11/15/28 1,130 (1,489,882)
SRS Distribution, Inc.,
8.25% ,  07/01/26
(a)
........... 976 (1,037,000)
Tenet Healthcare Corp.,
6.75% ,  06/15/23 ............ 23,310 (24,999,975)
Terrier Media Buyer, Inc.,
8.88% ,  12/15/27
(a)
........... 4,040 (4,454,100)
Uber Technologies, Inc.,
7.50% ,  09/15/27
(a)
........... 6,790 (7,469,000)
Zayo Group Holdings, Inc.,
6.13% ,  03/01/28
(a)
........... 1,400 (1,480,500)
(129,697,547)
Total Corporate Bonds — (0.6)%
(Proceeds: $207,588,195) ......................... (228,652,094)
Foreign Government Obligations — (0.4)%
Portugal — (0.2)%
Portuguese Republic
(a)
:
2.13% ,  10/17/28 ............ EUR 32,565 (46,865,208)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Portugal (continued)
2.88% ,  07/21/26 ............ EUR 23,985 $ (34,612,102)
(81,477,310)
United Kingdom — (0.2)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP 20,646 (52,456,242)
Total Foreign Government Obligations — (0.4)%
(Proceeds: $103,509,811) ......................... (133,933,552)
Total Borrowed Bonds — (1.0)%
(Proceeds: $311,098,006) .........................
(362,585,646)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (33.5)%
Uniform Mortgage-Backed Securities
(t) :
1.50% ,  01/25/51 - 02/25/51 ..... USD 1,438,395 $ (1,453,007,037)
2.00% ,  01/25/51 ............ 431,573 (448,313,311)
2.50% ,  01/25/51 - 03/25/51 ..... 4,476,371 (4,711,269,590)
3.00% ,  01/25/51 ............ 3,093,841 (3,241,523,340)
3.50% ,  01/25/51 ............ 310,700 (328,419,609)
4.00% ,  01/25/51 ............ 427,000 (456,022,656)
4.50% ,  01/25/51 ............ 1,154,566 (1,251,260,903)
Total TBA Sale Commitments — (33.5)%
(Proceeds: $11,832,935,728) ....................... (11,889,816,446)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 81.7%
(Cost: $27,442,419,993) ........................... 28,946,271,694
Other Assets Less Liabilities — 18.3% .................. 6,497,889,605
Net Assets — 100.0% .............................. $ 35,444,161,299
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Amount is less than 500.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $196,618,683, representing 0.55% of its net assets as of period end, and an original cost of $123,240,302.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Perpetual security with no stated maturity date.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Fixed rate.
(r)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(x)
The amount to be repurchased assumes the maturity will be the day after the period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 2,603,308,718 $ — $ (1,316,497,144) $ — $ — $ 1,286,811,574 1,286,811,574 $ 8,379,669 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 276,082,412 352,102 — 100,857 12,111 276,547,482 276,464,542 1,100,801
(b)
—
BlackRock Liquid Environmentally
Aware Fund ........... 365,669,754 2,785,010 — — 109,656 368,564,420 368,380,229 2,495,496 —
iShares 20+ Year Treasury Bond
ETF
(c)
............... — 17,388,263 (17,826,319) 438,056 — — — — —
iShares China Large-Cap ETF . 51,101,332 158,443,157 (171,694,529) (5,990,506) (755,997) 31,103,457 669,900 457,921 —
iShares Expanded Tech-Software
Sector ETF
(c)
........... — 25,259,984 (26,313,341) 1,053,357 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... 6,964,584 2,172,174,011 (1,738,301,688) 28,600,308 36,221,321 505,658,536 5,792,194 18,580,877 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ..... — 485,357,872 (296,992,844) 5,633,280 4,175,698 198,174,006 1,434,692 2,108,999 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF 508,990 9,708,350 (9,489,890) (257,187) 44,725 514,988 4,443 60,894 —
iShares Latin America 40 ETF . — 20,004,100 — — 3,478,835 23,482,935 800,100 — —
iShares MSCI Brazil ETF .... — 16,564,428 — — 3,082,672 19,647,100 530,000 146,419 —
iShares MSCI Emerging Markets
ETF
(c)
............... 164,678,150 89,583,550 (246,202,964) (6,195,755) (1,862,981) — — 233,741 —
iShares Nasdaq Biotechnology
ETF ................. — 4,998,299 — — 1,667,261 6,665,560 44,000 11,230 —
iShares PHLX Semiconductor
ETF
(c)
............... — 12,251,599 (13,359,239) 1,107,640 — — — — —
iShares Preferred & Income
Securities ETF
(c)
........ — 48,564,960 (40,885,438) (7,679,522) — — — 204,115 —
iShares Russell 2000 ETF
(c)
... 57,984,500 151,748,135 (191,618,457) (17,180,378) (933,800) — — 624,109 —
iShares S&P 500 Value ETF .. 44,118,202 — — — (702,011) 43,416,191 339,136 1,027,204 —
$ (369,850) $ 44,537,490 $ 2,760,586,249 $ 35,431,475 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... 0.10% 11/04/20 Open
(a)
$ 4,500,000 $ 4,500,700 Corporate Bonds Open/Demand
(a)
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 69 02/17/21 $ 1,765 $ (35,108)
Euro-Bund Futures Put Options, Strike Price EUR 175.00 .............................. 5,683 02/19/21 1,805 (1,184,581)
Euro-OAT ............................................................... 534 03/08/21 109,505 335,445
Euro-Schatz ............................................................. 6,247 03/08/21 856,843 (344,640)
Short-Term Euro-BTP ....................................................... 333 03/08/21 46,067 19,962
Japan 10 Year Bond ........................................................ 164 03/15/21 241,295 (151,784)
Korea 10 Year Bond ........................................................ 1,082 03/16/21 129,276 (746,012)
Korea 3 Year Bond ......................................................... 5,481 03/16/21 562,429 (585,556)
MSCI Emerging Markets E-Mini Index ............................................ 493 03/19/21 31,754 1,037,969
NASDAQ 100 E-Mini Index ................................................... 1,052 03/19/21 271,111 4,229,177
Canada 5 Year Bond ....................................................... 239 03/22/21 23,984 65,643
U.S. Treasury 10 Year Note ................................................... 1,054 03/22/21 145,534 205,433
U.S. Treasury 10 Year Ultra Note ............................................... 17,872 03/22/21 2,794,455 (5,670,067)
U.S. Treasury 2 Year Note .................................................... 11,426 03/31/21 2,524,878 2,372,606
3 Month Canadian Bankers Acceptance .......................................... 9,024 06/13/22 1,762,583 741,837
3 Month Canadian Bankers Acceptance .......................................... 1,677 09/19/22 327,406 272,119
562,443
Short Contracts
Euro- Bobl ............................................................... 1,738 03/08/21 287,018 65,247
Euro-BTP ............................................................... 3,348 03/08/21 621,734 (1,438,667)
Euro-Bund .............................................................. 8,475 03/08/21 1,839,193 (1,732,566)
Euro- Buxl ............................................................... 774 03/08/21 212,977 (1,412,758)
Australia 10 Year Bond ...................................................... 175 03/15/21 19,864 8,145
CBOE Volatility Index ....................................................... 305 03/17/21 7,861 (84)
DAX Index .............................................................. 60 03/19/21 25,189 (772,319)
EURO STOXX 50 Index ..................................................... 1,661 03/19/21 72,035 (995,482)
FTSE/MIB Index .......................................................... 183 03/19/21 24,736 (431,029)
Russell 2000 E-Mini Index .................................................... 221 03/19/21 21,822 (361,101)
S&P 500 E-Mini Index ...................................................... 9,130 03/19/21 1,711,327 (33,377,355)
Canada 10 Year Bond ...................................................... 1,572 03/22/21 184,135 (553,497)
U.S. Treasury Long Bond .................................................... 4,299 03/22/21 744,533 5,465,140
U.S. Treasury Ultra Bond .................................................... 891 03/22/21 190,284 (974,807)
Long Gilt ............................................................... 161 03/29/21 29,842 (114,382)
U.S. Treasury 5 Year Note .................................................... 25,263 03/31/21 3,187,283 (6,271,052)
3 Month Canadian Bankers Acceptance .......................................... 9,024 06/14/21 1,764,444 (797,465)
3 Month Canadian Bankers Acceptance .......................................... 1,677 09/13/21 327,884 (204,313)
(43,898,345)
$ (43,335,902)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 20,192,078 USD 3,795,111 BNP Paribas SA 01/05/21 $ 92,317
BRL 72,450,354 USD 13,749,000 BNP Paribas SA 01/05/21 199,318
BRL 24,327,178 USD 4,563,000 Goldman Sachs International 01/05/21 120,527
BRL 24,205,802 USD 4,563,000 Morgan Stanley & Co. International plc 01/05/21 97,160
BRL 52,461,733 USD 9,747,278 Royal Bank of Canada 01/05/21 352,782
USD 86,812,000 BRL 442,562,243 BNP Paribas SA 01/05/21 1,608,843
USD 25,916,000 BRL 132,595,116 Citibank NA 01/05/21 388,466
USD 2,282,000 BRL 11,847,916 JPMorgan Chase Bank NA 01/05/21 1,010
KRW 11,186,083,038 USD 10,241,790 Bank of America NA 01/07/21 51,218
KRW 48,979,149,558 USD 44,866,210 Citibank NA 01/07/21 202,542
AUD 34,818,300 USD 26,494,077 Barclays Bank plc 01/11/21 351,479

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 39,130,625 USD 29,805,836 JPMorgan Chase Bank NA 01/11/21 $ 364,603
AUD 4,350,165 USD 3,311,760 State Street Bank and Trust Co. 01/11/21 42,298
CAD 38,141,694 USD 29,805,836 JPMorgan Chase Bank NA 01/11/21 159,782
CAD 33,924,362 USD 26,494,077 Morgan Stanley & Co. International plc 01/11/21 158,239
CAD 4,238,298 USD 3,311,760 State Street Bank and Trust Co. 01/11/21 18,014
GBP 19,621,817 USD 26,494,076 Citibank NA 01/11/21 340,609
GBP 22,083,877 USD 29,805,836 JPMorgan Chase Bank NA 01/11/21 395,949
GBP 2,452,921 USD 3,311,760 Royal Bank of Canada 01/11/21 42,841
USD 59,611,673 AUD 77,122,987 Bank of America NA 01/11/21 148,417
USD 46,381,413 AUD 60,103,763 Deutsche Bank AG 01/11/21 40,295
USD 105,993,085 EUR 86,462,796 State Street Bank and Trust Co. 01/11/21 347,281
AUD 74,850,000 USD 55,037,228 Barclays Bank plc 01/13/21 2,674,986
AUD 37,055,000 USD 27,286,891 JPMorgan Chase Bank NA 01/13/21 1,283,932
CLP 12,119,076,000 USD 16,344,000 Citibank NA 01/13/21 710,703
COP 82,896,240,000 USD 22,800,000 Citibank NA 01/13/21 1,470,693
INR 2,467,456,657 USD 33,182,000 Deutsche Bank AG 01/13/21 574,674
JPY 1,248,886,438 USD 12,012,000 Bank of America NA 01/13/21 84,487
JPY 5,538,660,518 USD 53,352,000 Morgan Stanley & Co. International plc 01/13/21 294,458
KRW 22,675,032,000 USD 20,340,000 Barclays Bank plc 01/13/21 502,390
MXN 1,465,344,427 USD 73,044,000 Bank of America NA 01/13/21 521,263
MXN 982,602,818 USD 49,125,000 Citibank NA 01/13/21 204,995
MXN 285,256,754 USD 13,995,000 Morgan Stanley & Co. International plc 01/13/21 325,857
NOK 143,527,572 USD 16,248,000 JPMorgan Chase Bank NA 01/13/21 491,617
NOK 121,079,757 USD 13,777,000 UBS AG 01/13/21 344,529
RUB 2,571,026,416 USD 34,442,000 BNP Paribas SA 01/13/21 292,282
RUB 464,597,969 USD 6,114,000 Citibank NA 01/13/21 162,667
USD 6,874,000 MXN 136,831,094 Bank of America NA 01/13/21 4,614
USD 34,758,000 RUB 2,552,801,310 Bank of America NA 01/13/21 269,938
ZAR 260,624,174 USD 17,379,000 HSBC Bank plc 01/13/21 331,866
CNY 454,795,346 USD 69,514,000 JPMorgan Chase Bank NA 01/19/21 357,664
USD 69,514,000 TWD 1,936,973,548 JPMorgan Chase Bank NA 01/19/21 442,854
KZT 2,225,710,179 USD 5,071,110 Citibank NA 01/20/21 206,129
USD 4,569,000 BRL 23,631,736 Barclays Bank plc 02/02/21 20,931
USD 34,873,000 BRL 180,084,172 Citibank NA 02/02/21 214,724
USD 2,707,961,590 EUR 2,211,256,000 UBS AG 02/03/21 4,631,891
COP 106,916,680,000 USD 27,785,000 Citibank NA 02/17/21 3,503,632
KRW 60,017,571,720 USD 55,108,000 Barclays Bank plc 02/17/21 56,490
COP 103,150,303,546 USD 29,701,996 JPMorgan Chase Bank NA 02/24/21 475,656
IDR 52,706,110,903 USD 3,710,130 BNP Paribas SA 02/24/21 64,787
IDR 42,529,392,966 USD 2,986,615 Citibank NA 02/24/21 59,425
IDR 113,927,871,690 USD 7,970,090 Deutsche Bank AG 02/24/21 189,652
IDR 23,162,494,874 USD 1,630,473 Goldman Sachs International 02/24/21 28,471
IDR 25,409,318,836 USD 1,787,249 UBS AG 02/24/21 32,617
RUB 2,348,704,440 USD 30,606,000 BNP Paribas SA 02/24/21 949,258
MXN 2,387,703,000 USD 118,297,991 Citibank NA 02/26/21 985,223
CAD 9,734,079 USD 7,625,000 Citibank NA 03/15/21 23,651
AUD 7,615,000 USD 5,778,175 JPMorgan Chase Bank NA 03/17/21 96,102
CAD 9,722,833 USD 7,630,000 Bank of America NA 03/17/21 9,850
CAD 22,931,635 USD 17,915,000 BNP Paribas SA 03/17/21 103,850
CNY 172,735,000 USD 26,407,234 Bank of America NA 03/17/21 30,354
CNY 206,915,000 USD 31,526,542 Citibank NA 03/17/21 142,393
CNY 1,765,955,000 USD 269,606,086 Deutsche Bank AG 03/17/21 678,400
CNY 857,890,000 USD 130,993,571 HSBC Bank plc 03/17/21 308,959
CNY 84,664,283 USD 12,915,000 JPMorgan Chase Bank NA 03/17/21 43,112
CNY 310,375,000 USD 47,290,194 Morgan Stanley & Co. International plc 03/17/21 213,591
EUR 22,815,000 JPY 2,877,473,430 Citibank NA 03/17/21 26,672
EUR 149,240,428 USD 181,491,520 Bank of America NA 03/17/21 1,123,401
EUR 61,889,302 USD 75,085,362 Barclays Bank plc 03/17/21 644,182
EUR 87,082,000 USD 105,838,850 BNP Paribas SA 03/17/21 717,210
EUR 16,680,000 USD 20,245,973 Citibank NA 03/17/21 164,159
EUR 42,910,000 USD 52,449,279 Goldman Sachs International 03/17/21 56,642
EUR 38,840,554 USD 47,223,161 JPMorgan Chase Bank NA 03/17/21 303,267
EUR 394,214,912 USD 478,587,097 Morgan Stanley & Co. International plc 03/17/21 3,785,705

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 8,040,000 USD 9,756,066 Natwest Markets plc 03/17/21 $ 81,911
EUR 7,628,000 USD 9,301,776 State Street Bank and Trust Co. 03/17/21 32,066
GBP 83,927,243 EUR 92,454,570 BNP Paribas SA 03/17/21 1,691,748
GBP 27,635,166 EUR 30,272,427 Citibank NA 03/17/21 765,773
GBP 60,558,013 EUR 66,574,411 Deutsche Bank AG 03/17/21 1,387,745
GBP 11,750,706 EUR 12,911,019 UBS AG 03/17/21 277,980
GBP 75,790,000 USD 101,370,414 Barclays Bank plc 03/17/21 2,318,769
GBP 81,493,000 USD 109,100,558 Deutsche Bank AG 03/17/21 2,390,968
GBP 28,990,000 USD 39,133,601 Goldman Sachs International 03/17/21 527,957
GBP 51,200,000 USD 68,030,720 HSBC Bank plc 03/17/21 2,016,598
GBP 29,840,000 USD 39,681,113 UBS AG 03/17/21 1,143,339
HKD 94,436,056 USD 12,183,018 Morgan Stanley & Co. International plc 03/17/21 556
IDR 1,670,970,000,000 USD 117,457,304 Bank of America NA 03/17/21 2,008,696
IDR 238,537,770,000 USD 16,731,274 BNP Paribas SA 03/17/21 322,984
IDR 424,067,140,000 USD 29,734,058 Citibank NA 03/17/21 584,622
INR 2,445,130,000 USD 32,900,843 Bank of America NA 03/17/21 331,735
INR 1,254,720,000 USD 16,891,761 Barclays Bank plc 03/17/21 161,558
INR 19,880,100,000 USD 267,660,381 BNP Paribas SA 03/17/21 2,536,698
INR 1,608,650,000 USD 21,642,002 HSBC Bank plc 03/17/21 221,697
JPY 2,886,131,722 EUR 22,815,000 Morgan Stanley & Co. International plc 03/17/21 57,250
JPY 1,615,792,027 USD 15,505,686 Deutsche Bank AG 03/17/21 155,666
JPY 420,000,000 USD 4,066,006 Morgan Stanley & Co. International plc 03/17/21 4,919
MXN 231,040,215 USD 11,445,000 Citibank NA 03/17/21 72,149
MXN 2,085,764,311 USD 103,297,652 UBS AG 03/17/21 1,078,444
NOK 471,182,074 USD 54,052,500 JPMorgan Chase Bank NA 03/17/21 898,574
NZD 19,011,719 USD 13,457,521 JPMorgan Chase Bank NA 03/17/21 225,682
NZD 5,323,281 USD 3,749,451 State Street Bank and Trust Co. 03/17/21 81,846
RUB 1,258,351,055 USD 16,754,000 JPMorgan Chase Bank NA 03/17/21 114,990
SEK 194,029,095 EUR 19,012,000 Natwest Markets plc 03/17/21 337,360
SGD 69,650,000 USD 52,245,992 Morgan Stanley & Co. International plc 03/17/21 458,989
THB 1,915,800,000 USD 63,759,048 Deutsche Bank AG 03/17/21 194,216
USD 5,552,241 BRL 28,292,000 Citibank NA 03/17/21 113,884
USD 12,822,672 EUR 10,450,000 Bank of America NA 03/17/21 35,750
USD 12,860,915 EUR 10,460,000 Barclays Bank plc 03/17/21 61,756
USD 52,723,946 EUR 42,910,000 BNP Paribas SA 03/17/21 218,025
USD 26,753,529 EUR 21,807,000 JPMorgan Chase Bank NA 03/17/21 69,851
USD 12,946,273 RUB 958,551,053 BNP Paribas SA 03/17/21 96,291
USD 23,102,000 RUB 1,705,805,483 Goldman Sachs International 03/17/21 234,601
USD 11,867,500 RUB 879,432,187 UBS AG 03/17/21 78,157
USD 26,499,005 TWD 732,300,000 Barclays Bank plc 03/17/21 117,359
ZAR 337,337,533 USD 22,441,236 Bank of America NA 03/17/21 307,113
ZAR 45,694,308 USD 3,042,000 JPMorgan Chase Bank NA 03/17/21 39,394
60,616,511
BRL 23,619,765 USD 4,569,000 Barclays Bank plc 01/05/21 (21,665)
BRL 114,919,901 USD 22,702,000 BNP Paribas SA 01/05/21 (577,342)
BRL 351,156,708 USD 69,426,000 Citibank NA 01/05/21 (1,820,458)
BRL 23,514,478 USD 4,563,500 JPMorgan Chase Bank NA 01/05/21 (36,436)
BRL 34,889,611 USD 6,844,500 Morgan Stanley & Co. International plc 01/05/21 (127,468)
BRL 15,515,718 USD 3,042,000 Natwest Markets plc 01/05/21 (54,876)
USD 18,105,389 BRL 96,613,979 Citibank NA 01/05/21 (494,969)
USD 9,886,000 BRL 52,509,489 Deutsche Bank AG 01/05/21 (223,254)
USD 4,563,000 BRL 23,971,287 Royal Bank of Canada 01/05/21 (52,010)
EUR 2,211,256,000 USD 2,706,135,093 UBS AG 01/06/21 (4,675,208)
USD 72,950,854 AUD 98,819,000 Bank of America NA 01/06/21 (3,234,784)
USD 11,658,096 CAD 15,137,000 HSBC Bank plc 01/06/21 (233,727)
USD 135,282,346 CAD 172,611,481 Royal Bank of Canada 01/06/21 (323,470)
USD 8,714,348 EUR 7,185,000 Citibank NA 01/06/21 (63,464)
USD 72,728,556 EUR 60,000,000 Deutsche Bank AG 01/06/21 (572,587)
USD 2,542,745,657 EUR 2,132,678,500 Goldman Sachs International 01/06/21 (62,717,218)
USD 178,875,467 EUR 147,975,000 Morgan Stanley & Co. International plc 01/06/21 (1,903,478)
USD 20,072,447 EUR 16,811,000 Toronto Dominion Bank 01/06/21 (465,312)
USD 2,554,087,241 EUR 2,132,678,500 UBS AG 01/06/21 (51,375,634)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 695,321,904 GBP 520,942,000 Deutsche Bank AG 01/06/21 $ (17,074,472)
USD 4,876,796 GBP 3,659,000 Royal Bank of Canada 01/06/21 (126,944)
USD 4,508,612 GBP 3,355,000 State Street Bank and Trust Co. 01/06/21 (79,403)
USD 10,250,257 JPY 1,065,412,000 Goldman Sachs International 01/06/21 (68,146)
USD 180,719,428 JPY 18,846,940,000 Toronto Dominion Bank 01/06/21 (1,811,207)
USD 55,108,000 KRW 60,014,816,320 Barclays Bank plc 01/07/21 (115,354)
EUR 21,611,687 USD 26,494,076 Barclays Bank plc 01/11/21 (87,527)
EUR 24,332,864 USD 29,805,836 JPMorgan Chase Bank NA 01/11/21 (74,378)
EUR 2,701,562 USD 3,311,760 State Street Bank and Trust Co. 01/11/21 (10,818)
USD 59,611,673 CAD 75,959,578 Morgan Stanley & Co. International plc 01/11/21 (65,165)
USD 46,381,413 CAD 59,088,297 State Street Bank and Trust Co. 01/11/21 (40,682)
USD 59,611,672 GBP 43,636,869 Bank of America NA 01/11/21 (65,861)
USD 46,381,413 GBP 33,928,974 Citibank NA 01/11/21 (19,659)
MXN 551,714,520 USD 27,870,000 Citibank NA 01/13/21 (172,060)
PLN 101,204,564 USD 27,744,000 Bank of America NA 01/13/21 (650,444)
PLN 76,977,182 USD 20,624,000 Citibank NA 01/13/21 (16,376)
PLN 7,537,508 USD 2,034,000 Goldman Sachs International 01/13/21 (16,128)
USD 17,148,698 AUD 23,308,000 Bank of America NA 01/13/21 (822,662)
USD 26,853,711 AUD 36,318,000 BNP Paribas SA 01/13/21 (1,148,857)
USD 21,073,248 AUD 27,791,000 Morgan Stanley & Co. International plc 01/13/21 (354,676)
USD 32,952,000 CAD 42,813,226 Morgan Stanley & Co. International plc 01/13/21 (684,098)
USD 16,344,000 CLP 12,539,443,680 Deutsche Bank AG 01/13/21 (1,302,270)
USD 31,144,000 COP 107,518,836,000 Citibank NA 01/13/21 (335,795)
USD 27,724,000 COP 96,895,380,000 Deutsche Bank AG 01/13/21 (645,416)
USD 17,340,000 COP 60,083,100,000 HSBC Bank plc 01/13/21 (251,370)
USD 8,638,084 EUR 7,238,000 Deutsche Bank AG 01/13/21 (206,236)
USD 20,340,000 KRW 22,461,462,000 Bank of America NA 01/13/21 (306,082)
USD 20,020,000 KRW 22,322,300,000 JPMorgan Chase Bank NA 01/13/21 (498,168)
USD 41,902,500 MXN 840,334,737 Bank of America NA 01/13/21 (285,154)
USD 29,369,286 MXN 590,753,049 HSBC Bank plc 01/13/21 (288,522)
USD 17,577,000 MXN 351,460,903 Morgan Stanley & Co. International plc 01/13/21 (67,530)
USD 13,903,000 NOK 121,369,019 Bank of America NA 01/13/21 (252,266)
USD 39,926,000 PLN 149,552,598 BNP Paribas SA 01/13/21 (110,848)
USD 55,208,000 RUB 4,120,317,740 Bank of America NA 01/13/21 (457,035)
USD 13,338,000 RUB 1,012,802,397 BNP Paribas SA 01/13/21 (344,848)
USD 34,968,000 RUB 2,633,090,400 Citibank NA 01/13/21 (604,759)
USD 85,205,877 ZAR 1,300,742,138 Bank of America NA 01/13/21 (3,186,802)
USD 171,634,751 CNY 1,122,611,415 JPMorgan Chase Bank NA 01/15/21 (881,225)
USD 21,149,101 IDR 300,000,000,000 Deutsche Bank AG 01/15/21 (397,799)
USD 41,657,778 IDR 588,832,698,512 Goldman Sachs International 01/15/21 (633,953)
BRL 392,086,911 USD 76,919,000 BNP Paribas SA 02/02/21 (1,459,528)
USD 10,229,000 TRY 82,087,827 Barclays Bank plc 02/16/21 (646,956)
USD 27,785,000 COP 106,916,680,000 Morgan Stanley & Co. International plc 02/17/21 (3,503,632)
EUR 12,326,000 USD 15,135,527 Citibank NA 02/24/21 (60,089)
USD 419,825,634 CNY 2,771,646,850 Morgan Stanley & Co. International plc 02/24/21 (4,989,421)
USD 50,079,550 COP 182,309,594,032 Deutsche Bank AG 02/24/21 (3,256,945)
USD 43,739,198 EUR 36,616,385 JPMorgan Chase Bank NA 02/24/21 (1,044,838)
USD 949,450 EUR 795,781 State Street Bank and Trust Co. 02/24/21 (22,716)
USD 107,425,047 IDR 1,529,840,095,000 JPMorgan Chase Bank NA 02/24/21 (2,145,160)
USD 272,931,670 RUB 20,857,054,460 Citibank NA 02/24/21 (7,286,528)
USD 172,280,417 MXN 3,492,985,446 Barclays Bank plc 02/26/21 (2,219,733)
USD 55,956,247 MXN 1,131,827,000 Deutsche Bank AG 02/26/21 (586,782)
PEN 74,293,944 USD 20,712,000 Citibank NA 03/09/21 (184,162)
USD 7,625,000 CAD 9,726,691 Citibank NA 03/15/21 (17,846)
BRL 170,234,645 USD 33,168,832 BNP Paribas SA 03/17/21 (445,917)
EUR 40,789,305 AUD 66,058,035 Morgan Stanley & Co. International plc 03/17/21 (1,046,764)
EUR 53,900,000 GBP 48,648,201 Barclays Bank plc 03/17/21 (602,569)
EUR 104,269,240 GBP 94,540,076 Deutsche Bank AG 03/17/21 (1,754,517)
EUR 9,494,703 GBP 8,585,177 Goldman Sachs International 03/17/21 (127,487)
EUR 52,744,121 GBP 48,143,658 JPMorgan Chase Bank NA 03/17/21 (1,326,664)
EUR 5,431,936 GBP 4,950,841 UBS AG 03/17/21 (126,628)
EUR 6,100,000 SEK 62,633,830 Deutsche Bank AG 03/17/21 (154,415)
MXN 76,273,963 USD 3,815,000 Barclays Bank plc 03/17/21 (12,811)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 68,580,602 NOK 71,587,267 Bank of America NA 03/17/21 $ (5,147)
USD 17,721,839 AUD 23,505,355 Bank of America NA 03/17/21 (410,396)
USD 5,763,085 AUD 7,615,000 Citibank NA 03/17/21 (111,192)
USD 7,615,000 CAD 9,788,374 Morgan Stanley & Co. International plc 03/17/21 (76,350)
USD 94,319,642 CNY 619,548,000 Citibank NA 03/17/21 (503,959)
USD 374,476,806 CNY 2,453,235,000 Deutsche Bank AG 03/17/21 (997,859)
USD 201,702,147 CNY 1,320,967,532 HSBC Bank plc 03/17/21 (475,728)
USD 7,085,401 CNY 46,570,000 Morgan Stanley & Co. International plc 03/17/21 (42,271)
USD 169,371,208 CNY 1,113,107,580 Standard Chartered Bank 03/17/21 (993,106)
USD 70,667,480 CNY 464,415,464 UBS AG 03/17/21 (412,641)
USD 79,756,485 EUR 65,689,197 Bank of America NA 03/17/21 (622,722)
USD 158,021,591 EUR 129,740,000 Barclays Bank plc 03/17/21 (732,036)
USD 63,085,876 EUR 51,750,000 Citibank NA 03/17/21 (236,925)
USD 12,738,597 EUR 10,527,714 Commonwealth Bank of Australia 03/17/21 (143,419)
USD 52,370,551 EUR 43,100,000 Goldman Sachs International 03/17/21 (367,859)
USD 13,938,187 EUR 11,440,000 Natwest Markets plc 03/17/21 (60,129)
USD 8,398,281 EUR 6,865,000 Standard Chartered Bank 03/17/21 (1,932)
USD 144,170,161 GBP 106,860,000 Barclays Bank plc 03/17/21 (2,026,253)
USD 11,825,698 GBP 8,778,000 Citibank NA 03/17/21 (183,587)
USD 3,030,699 GBP 2,225,000 Deutsche Bank AG 03/17/21 (13,349)
USD 117,984,647 GBP 87,780,000 HSBC Bank plc 03/17/21 (2,108,196)
USD 7,116,618 GBP 5,330,500 JPMorgan Chase Bank NA 03/17/21 (176,101)
USD 90,762,024 GBP 68,110,000 Morgan Stanley & Co. International plc 03/17/21 (2,420,062)
USD 51,130,261 HKD 396,359,736 Bank of America NA 03/17/21 (5,695)
USD 328,089,679 IDR 4,668,452,590,985 Bank of America NA 03/17/21 (5,681,339)
USD 10,188,513 IDR 145,084,430,000 BNP Paribas SA 03/17/21 (184,298)
USD 32,195,797 IDR 459,434,020,000 Goldman Sachs International 03/17/21 (651,438)
USD 9,411,000 IDR 133,967,467,200 Morgan Stanley & Co. International plc 03/17/21 (167,004)
USD 124,962,799 IDR 1,783,569,038,780 UBS AG 03/17/21 (2,553,469)
USD 458,549,110 INR 34,058,093,204 BNP Paribas SA 03/17/21 (4,345,811)
USD 20,023,916 INR 1,490,330,000 Citibank NA 03/17/21 (231,657)
USD 20,032,663 INR 1,490,330,000 Goldman Sachs International 03/17/21 (222,910)
USD 20,692,528 INR 1,540,000,000 HSBC Bank plc 03/17/21 (238,126)
USD 35,853,462 JPY 3,730,025,716 Goldman Sachs International 03/17/21 (300,476)
USD 3,808,000 MXN 77,107,640 Bank of America NA 03/17/21 (35,747)
USD 26,677,000 MXN 540,539,258 BNP Paribas SA 03/17/21 (268,401)
USD 38,075,000 MXN 771,478,407 Citibank NA 03/17/21 (382,512)
USD 6,084,000 MXN 123,147,881 Morgan Stanley & Co. International plc 03/17/21 (54,812)
USD 12,479,807 MXN 253,848,387 Natwest Markets plc 03/17/21 (174,309)
USD 153,634,699 MYR 624,889,925 Goldman Sachs International 03/17/21 (1,326,503)
USD 4,962,000 NOK 43,330,665 Citibank NA 03/17/21 (90,336)
USD 17,140,000 NOK 147,590,847 JPMorgan Chase Bank NA 03/17/21 (69,025)
USD 31,950,500 NOK 278,385,072 Morgan Stanley & Co. International plc 03/17/21 (510,976)
USD 17,311,260 NZD 24,335,000 State Street Bank and Trust Co. 03/17/21 (203,240)
USD 3,807,727 RUB 285,807,989 BNP Paribas SA 03/17/21 (23,709)
USD 3,370,718 SGD 4,500,000 Morgan Stanley & Co. International plc 03/17/21 (34,485)
USD 10,660,000 ZAR 160,081,220 Bank of America NA 03/17/21 (135,073)
USD 3,805,000 ZAR 56,618,933 Barclays Bank plc 03/17/21 (13,096)
USD 4,563,000 ZAR 69,421,482 BNP Paribas SA 03/17/21 (118,436)
USD 89,999,999 ZAR 1,367,023,485 Deutsche Bank AG 03/17/21 (2,185,194)
USD 38,025,000 ZAR 559,573,124 Goldman Sachs International 03/17/21 (54,151)
USD 10,273,736 ZAR 156,214,396 HSBC Bank plc 03/17/21 (260,578)
ZAR 112,534,987 USD 7,605,000 Deutsche Bank AG 03/17/21 (16,206)
BRL 18,811,555 USD 3,710,000 Citibank NA 03/19/21 (94,264)
USD 107,101,659 IDR 1,529,840,095,465 JPMorgan Chase Bank NA 03/31/21 (2,136,573)
(232,447,531)
$ (171,831,020)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency One-Touch
Goldman Sachs
International — 01/15/21 NOK 11.50 NOK 11.50 EUR 2,282 $ 8,924
EUR Currency One-Touch
Goldman Sachs
International — 01/15/21 NOK 11.75 NOK 11.75 EUR 4,941 13,628
USD Currency One-Touch
Standard Chartered
Bank — 01/15/21 CNH 6.65 CNH 6.65 USD 1,141 92,444
USD Currency One-Touch
Royal Bank of
Canada — 01/20/21 CAD 1.40 CAD 1.40 USD 1,882 767
USD Currency Up and Out BNP Paribas SA — 01/21/21 CAD 1.29 CAD 1.32 USD 45,695 55,790
EUR Currency One-Touch Barclays Bank plc — 01/29/21 USD 1.26 USD 1.26 EUR 761 80,964
USD Currency One-Touch
Goldman Sachs
International — 02/04/21 MXN 23.00 MXN 23.00 USD 1,521 29,904
AUD Currency Up and Out UBS AG — 02/08/21 USD 0.76 USD 0.79 AUD 76,051 318,570
GBP Currency One-Touch
Morgan Stanley &
Co. International
plc — 02/09/21 USD 1.45 USD 1.45 GBP 3,802 197,074
USD Currency One-Touch Citibank NA — 02/18/21 NOK 8.10 NOK 8.10 USD 3,494 370,138
USD Currency One-Touch
Royal Bank of
Canada — 03/05/21 CAD 1.30 CAD 1.33 USD 1,522 130,441
EUR Currency One-Touch
Bank of America
NA — 03/09/21 USD 1.17 USD 1.17 EUR 2,799 456,511
NOK Currency One-Touch
JPMorgan Chase
Bank NA — 03/18/21 SEK 1.00 SEK 1.00 NOK 13,119 149,998
USD Currency One-Touch BNP Paribas SA — 03/19/21 CAD 1.33 CAD 1.33 USD 2,290 236,992
EUR Currency One-Touch BNP Paribas SA — 06/28/21 USD 1.25 USD 1.25 EUR 10,490 4,170,181
6,312,326
Put
EUR Currency Down and Out HSBC Bank plc — 01/11/21 USD 1.18 USD 1.16 EUR 38,026 $ 1,174
EUR Currency Down and Out HSBC Bank plc — 01/11/21 USD 1.17 USD 1.16 EUR 75,295 745
USD Currency One-Touch
Bank of America
NA — 01/12/21 RUB 72.00 RUB 72.00 USD 760 127,966
USD Currency Down and Out
Morgan Stanley &
Co. International
plc — 01/15/21 MXN 20.00 MXN 19.10 USD 26,980 224,920
USD Currency Down and Out
Royal Bank of
Canada — 01/15/21 CAD 1.28 CAD 1.25 USD 76,051 238,247
EUR Currency One-Touch
Bank of America
NA — 01/20/21 USD 1.20 USD 1.20 EUR 6,410 901,450
USD Currency One-Touch
JPMorgan Chase
Bank NA — 01/27/21 CNH 6.50 CNH 6.50 USD 1,521 797,974
USD Currency One-Touch
Goldman Sachs
International — 01/27/21 NOK 8.25 NOK 8.25 USD 1,521 197,106
EUR Currency Down and Out BNP Paribas SA — 02/01/21 USD 1.20 USD 1.18 EUR 76,051 57,316
AUD Currency One-Touch
JPMorgan Chase
Bank NA — 02/02/21 CAD 0.88 CAD 0.88 AUD 3,042 3,733
USD Currency One-Touch HSBC Bank plc — 02/04/21 MXN 19.00 MXN 19.00 USD 2,281 322,599
USD Currency One-Touch
Bank of America
NA — 02/04/21 KRW 1,071.00 KRW 1,048.00 USD 4,134 837,011
USD Currency One-Touch
Goldman Sachs
International — 02/08/21 BRL 5.00 BRL 5.00 USD 1,140 356,203
USD Currency One-Touch
Standard Chartered
Bank — 02/10/21 KRW 1,100.00 KRW 1,100.00 USD 1,521 1,078,174
AUD Currency One-Touch
Goldman Sachs
International — 02/12/21 USD 0.66 USD 0.66 AUD 3,765 7,543
EUR Currency Down and Out
Bank of America
NA — 02/18/21 USD 1.21 USD 1.18 EUR 103,442 331,395
USD Currency One-Touch Citibank NA — 02/18/21 JPY 100.00 JPY 100.00 USD 1,560 314,524
USD Currency One-Touch HSBC Bank plc — 02/18/21 JPY 100.00 JPY 100.00 USD 7,001 1,411,528
EUR Currency Down and Out
Bank of America
NA — 03/04/21 USD 1.21 USD 1.18 EUR 103,442 816,190

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency One-Touch
Morgan Stanley &
Co. International
plc — 03/08/21 MXN 19.00 MXN 19.00 USD 1,521 $ 309,258
S&P 500 Index Down and Out
Goldman Sachs
International 15,199 03/19/21 USD 3,242.36 USD 2,559.76 USD 18 194,953
USD Currency One-Touch Citibank NA — 04/23/21 TRY 7.35 TRY 7.35 USD 6,820 1,929,755
EUR Currency One-Touch BNP Paribas SA — 05/28/21 PLN 4.25 PLN 4.25 EUR 6,430 312,221
EUR Currency One-Touch BNP Paribas SA — 05/28/21 HUF 340.00 HUF 340.00 EUR 6,910 518,325
USD Currency Down and Out
Credit Suisse
International — 08/30/21 RUB 68.25 RUB 63.25 USD 37,650 107,269
11,397,579
$ 17,709,905
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. ................... 600 01/15/21 USD 105.00 USD 5,503 $ 23,100
Advanced Micro Devices, Inc. ................... 1,000 01/15/21 USD 100.00 USD 9,171 93,000
Alibaba Group Holding Ltd. ..................... 1,000 01/15/21 USD 295.00 USD 23,273 14,000
Amazon.com, Inc. ........................... 100 01/15/21 USD 3,500.00 USD 32,569 119,250
Caesars Entertainment, Inc. .................... 2,384 01/15/21 USD 45.00 USD 17,706 7,003,000
ConocoPhillips ............................. 2,840 01/15/21 USD 44.00 USD 11,357 93,720
DAX Index ................................ 1,500 01/15/21 EUR 13,800.00 EUR 102,891 1,889,740
DR Horton, Inc. ............................. 6,000 01/15/21 USD 80.00 USD 41,352 66,000
Energy Select Sector SPDR Fund ................ 1,200 01/15/21 USD 43.00 USD 4,548 13,800
Exxon Mobil Corp. ........................... 6,722 01/15/21 USD 45.00 USD 27,708 134,440
Industrial Select Sector SPDR Fund ............... 4,999 01/15/21 USD 92.00 USD 44,266 172,466
Invesco QQQ Trust, Series 1 .................... 125 01/15/21 USD 315.00 USD 3,922 61,000
Invesco QQQ Trust, Series 1 .................... 5,005 01/15/21 USD 320.00 USD 157,027 1,273,773
iShares MSCI Emerging Markets ETF .............. 2,000 01/15/21 USD 50.00 USD 10,334 394,000
iShares MSCI Emerging Markets ETF .............. 5,007 01/15/21 USD 52.00 USD 25,871 322,952
iShares MSCI Emerging Markets ETF .............. 9,750 01/15/21 USD 51.00 USD 50,378 1,184,625
Lions Gate Entertainment Corp. .................. 500 01/15/21 USD 10.00 USD 519 22,500
Lions Gate Entertainment Corp. .................. 750 01/15/21 USD 10.00 USD 853 108,750
Lions Gate Entertainment Corp. .................. 960 01/15/21 USD 11.00 USD 1,092 69,600
Marathon Oil Corp. .......................... 3,999 01/15/21 USD 5.00 USD 2,667 671,832
Merck & Co., Inc. ............................ 4,001 01/15/21 USD 85.00 USD 32,728 206,052
Micron Technology, Inc. ....................... 7,996 01/15/21 USD 77.50 USD 60,114 1,967,016
Microsoft Corp. ............................. 600 01/15/21 USD 230.00 USD 13,345 87,600
Sabre Corp. ............................... 1,270 01/15/21 USD 12.50 USD 1,527 57,150
SPDR S&P 500 ETF Trust ...................... 6,125 01/15/21 USD 373.00 USD 229,002 3,598,438
SPDR S&P 500 ETF Trust ...................... 16,798 01/15/21 USD 375.00 USD 628,044 7,785,873
SPDR S&P 500 ETF Trust ...................... 23,700 01/15/21 USD 370.00 USD 886,096 18,900,750
SPDR S&P Oil & Gas Exploration & Production ETF .... 5,000 01/15/21 USD 62.00 USD 29,250 540,000
United Parcel Service, Inc. ..................... 749 01/15/21 USD 180.00 USD 12,613 35,578
VanEck Vectors Semiconductor ETF ............... 1,001 01/15/21 USD 185.00 USD 21,864 3,345,843
VanEck Vectors Semiconductor ETF ............... 1,798 01/15/21 USD 225.00 USD 39,272 349,711
VanEck Vectors Semiconductor ETF ............... 3,227 01/15/21 USD 205.00 USD 70,484 4,695,285
Walt Disney Co. (The) ........................ 3,002 01/15/21 USD 160.00 USD 54,390 6,461,805
Wayfair, Inc. ............................... 501 01/15/21 USD 280.00 USD 11,313 36,323
Xerox Holdings Corp. ......................... 520 01/15/21 USD 30.00 USD 1,206 3,900
Capri Holdings Ltd. .......................... 3,603 02/19/21 USD 45.00 USD 15,133 1,095,312
DAX Index ................................ 450 02/19/21 EUR 14,000.00 EUR 30,867 805,373
EURO STOXX 50 Index ....................... 1,262 02/19/21 EUR 3,700.00 EUR 44,834 526,498
EURO STOXX 50 Index ....................... 1,273 02/19/21 EUR 3,600.00 EUR 45,225 1,162,482
Exxon Mobil Corp. ........................... 11,115 02/19/21 USD 45.00 USD 45,816 1,161,518
Freeport-McMoran , Inc. ....................... 1,000 02/19/21 USD 30.00 USD 2,602 81,000
Freeport-McMoran , Inc. ....................... 2,250 02/19/21 USD 25.00 USD 5,855 586,125
iShares MSCI Emerging Markets ETF .............. 5,251 02/19/21 USD 51.00 USD 27,132 1,023,945
iShares MSCI Emerging Markets ETF .............. 27,346 02/19/21 USD 52.00 USD 141,297 3,705,383

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index ............................. 117 02/19/21 USD 3,850.00 USD 43,946 $ 565,110
SPDR S&P 500 ETF Trust ...................... 11,375 02/19/21 USD 382.00 USD 425,289 6,705,563
SPDR S&P 500 ETF Trust ...................... 51,124 02/19/21 USD 380.00 USD 1,911,424 35,173,312
United States Steel Corp. ...................... 2,000 02/19/21 USD 20.00 USD 3,354 139,000
Volvo AB ................................. 2,701 02/19/21 SEK 210.00 SEK 52,345 76,326
Walmart, Inc. .............................. 2,304 02/19/21 USD 155.00 USD 33,212 436,608
Alibaba Group Holding Ltd. ..................... 1,350 03/19/21 USD 240.00 USD 31,419 1,900,125
Caesars Entertainment, Inc. .................... 1,907 03/19/21 USD 40.00 USD 14,163 6,626,825
Caesars Entertainment, Inc. .................... 2,417 03/19/21 USD 50.00 USD 17,951 6,290,243
Caesars Entertainment, Inc. .................... 2,925 03/19/21 USD 60.00 USD 21,724 5,104,125
EURO STOXX 50 Index ....................... 794 03/19/21 EUR 3,400.00 EUR 28,208 2,245,042
EURO STOXX 50 Index ....................... 1,582 03/19/21 EUR 3,700.00 EUR 56,203 1,083,251
EURO STOXX 50 Index ....................... 1,582 03/19/21 EUR 3,900.00 EUR 56,203 235,783
EURO STOXX Bank Index ..................... 2,692 03/19/21 EUR 80.00 EUR 9,929 427,529
EURO STOXX Bank Index ..................... 66,208 03/19/21 EUR 85.00 EUR 244,208 5,864,018
iShares MSCI Brazil ETF ...................... 10,000 03/19/21 USD 46.00 USD 37,070 250,000
iShares MSCI Brazil ETF ...................... 10,000 03/19/21 USD 40.00 USD 37,070 1,350,000
Lions Gate Entertainment Corp. .................. 1,900 03/19/21 USD 12.00 USD 2,160 175,750
Lowe's Cos., Inc. ............................ 1,499 03/19/21 USD 170.00 USD 24,060 742,005
PayPal Holdings, Inc. ......................... 1,000 03/19/21 USD 250.00 USD 23,420 1,067,500
SPDR S&P 500 ETF Trust ...................... 7,487 03/19/21 USD 400.00 USD 279,924 1,789,393
STOXX Europe 600 Banks Index ................. 1,100 03/19/21 EUR 120.00 EUR 5,952 144,460
STOXX Europe 600 Banks Index ................. 2,845 03/19/21 EUR 105.00 EUR 15,393 1,407,616
EURO STOXX 50 Index ....................... 926 04/16/21 EUR 3,700.00 EUR 32,897 795,267
Western Digital Corp. ......................... 400 04/16/21 USD 75.00 USD 2,216 64,800
Western Digital Corp. ......................... 3,165 04/16/21 USD 60.00 USD 17,531 1,400,513
Freeport-McMoran , Inc. ....................... 1,500 05/21/21 USD 35.00 USD 3,903 145,500
STOXX Europe 600 Banks Index ................. 1,500 06/18/21 EUR 130.00 EUR 8,116 183,248
STOXX Europe 600 Telecommunications Index ....... 3,569 06/18/21 EUR 230.00 EUR 36,705 218,003
iShares MSCI Brazil ETF ...................... 5,000 06/30/21 USD 45.00 USD 18,535 545,000
90-day Eurodollar December 2021 Futures .......... 5,664 12/13/21 USD 99.75 USD 1,416,000 991,200
SPDR S&P 500 ETF Trust ...................... 800 12/17/21 USD 360.00 USD 29,910 3,031,200
159,124,823
Put
EURO STOXX 50 Index ....................... 466 01/04/21 EUR 3,400.00 EUR 16,555 11,955
SPDR S&P 500 ETF Trust ...................... 1,100 01/04/21 USD 359.00 USD 41,127 17,600
SPDR S&P 500 ETF Trust ...................... 22,001 01/04/21 USD 350.00 USD 822,573 231,011
SPDR S&P 500 ETF Trust ...................... 24,005 01/04/21 USD 360.00 USD 897,499 408,085
iShares Russell 2000 ETF ...................... 1,100 01/08/21 USD 190.00 USD 21,567 138,600
Air Canada ................................ 1,120 01/15/21 CAD 8.00 CAD 2,550 2,640
CommScope Holding Co., Inc. ................... 750 01/15/21 USD 9.00 USD 1,005 9,375
CommScope Holding Co., Inc. ................... 825 01/15/21 USD 8.00 USD 1,106 10,313
Delta Air Lines, Inc. .......................... 200 01/15/21 USD 5.00 USD 804 300
EURO STOXX 50 Index ....................... 745 01/15/21 EUR 3,300.00 EUR 26,467 103,755
iShares MSCI Brazil ETF ...................... 1,500 01/15/21 USD 30.00 USD 5,561 5,250
iShares Russell 2000 ETF ...................... 700 01/15/21 USD 170.00 USD 13,724 18,900
iShares Russell 2000 ETF ...................... 1,100 01/15/21 USD 185.00 USD 21,567 155,650
S&P 500 Index ............................. 212 01/15/21 USD 3,500.00 USD 79,629 204,580
S&P 500 Index ............................. 363 01/15/21 USD 3,400.00 USD 136,345 206,910
S&P 500 Index ............................. 575 01/15/21 USD 3,700.00 USD 215,974 1,917,625
Sabre Corp. ............................... 550 01/15/21 USD 5.00 USD 661 4,125
Simon Property Group, Inc. ..................... 770 01/15/21 USD 45.00 USD 6,567 1,925
Simon Property Group, Inc. ..................... 1,100 01/15/21 USD 40.00 USD 9,381 3,850
Southwest Airlines Co. ........................ 550 01/15/21 USD 20.00 USD 2,564 1,375
Southwest Airlines Co. ........................ 800 01/15/21 USD 32.50 USD 3,729 2,400
Southwest Airlines Co. ........................ 1,500 01/15/21 USD 37.50 USD 6,992 10,500
SPDR S&P 500 ETF Trust ...................... 12,000 01/15/21 USD 366.00 USD 448,656 3,468,000
Uber Technologies, Inc. ....................... 760 01/15/21 USD 25.00 USD 3,876 2,280
United Airlines Holdings, Inc. .................... 350 01/15/21 USD 10.00 USD 1,514 700
Xerox Holdings Corp. ......................... 550 01/15/21 USD 15.00 USD 1,275 4,125
CBOE Volatility Index ......................... 3,679 01/20/21 USD 21.00 USD 8,370 358,703
CBOE Volatility Index ......................... 5,002 01/20/21 USD 20.00 USD 11,380 275,110

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
CBOE Volatility Index ......................... 21,000 01/20/21 USD 22.00 USD 47,775 $ 3,150,000
U.S. Treasury 10 Year Note ..................... 828 01/22/21 USD 136.50 USD 82,800 64,688
U.S. Treasury 10 Year Note ..................... 1,282 01/22/21 USD 137.50 USD 128,200 360,563
CBOE Volatility Index ......................... 5,002 02/17/21 USD 20.00 USD 11,380 425,170
CBOE Volatility Index ......................... 20,000 02/17/21 USD 21.00 USD 45,500 2,450,000
American Airlines Group, Inc. .................... 500 02/19/21 USD 5.00 USD 789 1,000
American Airlines Group, Inc. .................... 500 02/19/21 USD 6.00 USD 789 1,750
iPath Series B S&P 500 VIX Short-Term Futures ETN ... 4,066 02/19/21 USD 17.00 USD 6,827 1,044,962
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,974 02/19/21 USD 130.00 USD 27,267 98,700
CBOE Volatility Index ......................... 5,020 03/17/21 USD 20.00 USD 11,421 589,850
CBOE Volatility Index ......................... 5,500 03/17/21 USD 24.00 USD 12,513 1,732,500
CBOE Volatility Index ......................... 27,359 03/17/21 USD 21.00 USD 62,242 4,309,043
ams AG .................................. 1,349 03/19/21 CHF 16.00 CHF 2,612 140,949
Delta Air Lines, Inc. .......................... 2,000 03/19/21 USD 10.00 USD 8,042 15,000
Electricite de France SA ....................... 1,023 03/19/21 EUR 12.00 EUR 1,319 94,981
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 11,999 03/19/21 USD 134.00 USD 165,742 1,223,898
Uber Technologies, Inc. ....................... 1,500 03/19/21 USD 35.00 USD 7,650 45,000
CBOE Volatility Index ......................... 5,000 04/21/21 USD 20.00 USD 11,375 700,000
American Airlines Group, Inc. .................... 504 05/21/21 USD 6.00 USD 795 6,048
ams AG .................................. 697 06/18/21 CHF 16.00 CHF 1,349 84,635
Delta Air Lines, Inc. .......................... 1,250 06/18/21 USD 10.00 USD 5,026 11,250
United Airlines Holdings, Inc. .................... 2,850 06/18/21 USD 10.00 USD 12,326 22,800
United Airlines Holdings, Inc. .................... 800 01/21/22 USD 10.00 USD 3,460 20,400
24,168,829
$ 183,293,652
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 01/05/21 KRW 1,110.00 USD 55,108 $ 6,340
USD Currency ........... BNP Paribas SA — 01/07/21 ZAR 15.30 USD 48,550 50,575
GBP Currency ........... Goldman Sachs International — 01/08/21 USD 1.40 GBP 193,330 123,130
EUR Currency ........... Bank of America NA — 01/11/21 USD 1.21 EUR 38,025 512,632
EUR Currency ........... Barclays Bank plc — 01/11/21 USD 1.21 EUR 36,891 497,345
EUR Currency ........... Citibank NA — 01/11/21 USD 1.21 EUR 37,647 507,536
EUR Currency ........... HSBC Bank plc — 01/11/21 USD 1.19 EUR 56,282 2,052,971
EUR Currency ........... Royal Bank of Canada — 01/11/21 USD 1.21 EUR 38,026 512,640
USD Currency ........... Bank of America NA — 01/11/21 NOK 9.20 USD 76,051 12,565
USD Currency ........... JPMorgan Chase Bank NA — 01/11/21 KRW 1,095.00 USD 62,422 253,983
USD Currency ........... JPMorgan Chase Bank NA — 01/11/21 KRW 1,180.00 USD 65,366 468
EUR Currency ........... UBS AG — 01/12/21 CHF 1.10 EUR 208,370 55,681
EUR Currency ........... Bank of America NA — 01/15/21 SEK 10.55 EUR 53,234 4,085
USD Currency ........... BNP Paribas SA — 01/20/21 CAD 1.40 USD 37,647 85
USD Currency ........... Citibank NA — 01/20/21 CAD 1.40 USD 37,647 85
USD Currency ........... Royal Bank of Canada — 01/20/21 CAD 1.35 USD 37,647 1,335
USD Currency ........... Citibank NA — 01/26/21 RUB 78.50 USD 34,158 164,978
EUR Currency ........... Barclays Bank plc — 01/29/21 USD 1.22 EUR 38,026 504,573
USD Currency ........... Goldman Sachs International — 02/04/21 MXN 25.00 USD 22,588 2,767
USD Currency ........... Morgan Stanley & Co. International plc — 02/04/21 MXN 23.00 USD 22,815 15,246
USD Currency ........... Citibank NA — 02/12/21 RUB 81.00 USD 20,996 98,227
USD Currency ........... Morgan Stanley & Co. International plc — 02/12/21 MXN 22.35 USD 49,025 94,198
EUR Currency ........... Bank of America NA — 03/01/21 USD 1.23 EUR 215,640 2,587,825
EUR Currency ........... UBS AG — 03/01/21 USD 1.23 EUR 431,280 5,175,651
USD Currency ........... JPMorgan Chase Bank NA — 03/18/21 ZAR 14.75 USD 24,418 789,451
USD Currency ........... Morgan Stanley & Co. International plc — 03/18/21 CLP 730.00 USD 69,764 961,159
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 900,000 06/18/21 USD 360.00 USD 336,492 26,416,179
41,401,710

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........... Citibank NA — 01/07/21 GBP 0.90 EUR 430,800 $ 3,003,299
USD Currency ........... JPMorgan Chase Bank NA — 01/11/21 KRW 1,140.00 USD 65,366 2,918,028
EUR Currency ........... Bank of America NA — 01/15/21 SEK 10.00 EUR 18,824 86,125
USD Currency ........... Citibank NA — 01/15/21 TRY 7.60 USD 23,607 629,799
USD Currency ........... Deutsche Bank AG — 01/15/21 MXN 20.00 USD 13,490 197,551
USD Currency ........... Goldman Sachs International — 01/21/21 BRL 5.10 USD 69,976 840,088
USD Currency ........... BNP Paribas SA — 01/25/21 ZAR 14.50 USD 53,236 504,983
USD Currency ........... JPMorgan Chase Bank NA — 01/25/21 ZAR 14.00 USD 76,051 146,654
USD Currency ........... Morgan Stanley & Co. International plc — 01/25/21 COP 3,630.00 USD 47,736 2,992,885
USD Currency ........... Citibank NA — 01/26/21 RUB 72.00 USD 34,158 136,560
USD Currency ........... Deutsche Bank AG — 01/26/21 RUB 75.50 USD 68,316 1,695,335
USD Currency ........... UBS AG — 01/26/21 RUB 72.00 USD 34,158 136,560
USD Currency ........... Bank of America NA — 02/03/21 JPY 101.00 USD 419,928 812,177
USD Currency ........... Deutsche Bank AG — 02/04/21 MXN 20.50 USD 38,025 1,382,818
USD Currency ........... Goldman Sachs International — 02/04/21 MXN 19.50 USD 36,891 293,541
USD Currency ........... Morgan Stanley & Co. International plc — 02/04/21 MXN 19.50 USD 57,037 453,837
EUR Currency ........... Bank of America NA — 02/05/21 RUB 89.00 EUR 57,228 565,626
USD Currency ........... Morgan Stanley & Co. International plc — 02/05/21 BRL 4.95 USD 51,982 373,180
USD Currency ........... BNP Paribas SA — 02/08/21 IDR 14,100.00 USD 69,308 1,321,988
USD Currency ........... Deutsche Bank AG — 02/08/21 TRY 7.85 USD 27,724 1,499,732
USD Currency ........... JPMorgan Chase Bank NA — 02/09/21 IDR 14,000.00 USD 69,358 1,013,098
USD Currency ........... JPMorgan Chase Bank NA — 02/10/21 KRW 1,050.00 USD 76,051 87,566
USD Currency ........... Standard Chartered Bank — 02/10/21 KRW 1,060.00 USD 150,967 336,991
USD Currency ........... HSBC Bank plc — 02/11/21 MXN 19.75 USD 38,025 537,377
USD Currency ........... Morgan Stanley & Co. International plc — 02/11/21 BRL 5.25 USD 163,416 5,460,320
AUD Currency ........... Bank of America NA — 02/12/21 USD 0.66 AUD 55,904 2,851
AUD Currency ........... Bank of America NA — 02/12/21 JPY 69.00 AUD 56,471 6,346
AUD Currency ........... Bank of America NA — 02/12/21 JPY 72.00 AUD 75,294 26,374
AUD Currency ........... Goldman Sachs International — 02/12/21 USD 0.70 AUD 56,471 17,954
AUD Currency ........... Royal Bank of Canada — 02/12/21 USD 0.66 AUD 57,038 2,909
USD Currency ........... Bank of America NA — 02/12/21 NOK 8.65 USD 27,806 602,473
USD Currency ........... Deutsche Bank AG — 02/12/21 RUB 75.50 USD 98,419 2,772,658
USD Currency ........... Goldman Sachs International — 02/12/21 MXN 20.60 USD 163,416 6,721,285
USD Currency ........... Morgan Stanley & Co. International plc — 02/12/21 COP 3,760.00 USD 98,050 9,805,840
EUR Currency ........... Citibank NA — 02/17/21 GBP 0.87 EUR 430,960 1,334,590
USD Currency ........... UBS AG — 02/17/21 RUB 71.00 USD 57,038 242,434
USD Currency ........... Morgan Stanley & Co. International plc — 02/18/21 MXN 19.50 USD 53,236 538,095
USD Currency ........... Citibank NA — 02/19/21 RUB 76.00 USD 67,961 2,277,683
USD Currency ........... Citibank NA — 02/22/21 MXN 20.00 USD 101,942 2,279,536
USD Currency ........... Bank of America NA — 02/23/21 JPY 95.00 USD 114,075 27,758
USD Currency ........... Citibank NA — 04/22/21 TRY 7.75 USD 10,194 388,049
54,472,953
$ 95,874,663
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 97.1 ...... Goldman Sachs International 606 01/08/21 USD 2,128 $ 19,554
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 97.4 ...... Goldman Sachs International 606 01/15/21 USD 2,128 68,318
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 3,511.53 and 10 year swap >= 100.35 .... Goldman Sachs International 979 03/19/21 USD 3,438 279,450
$ 367,322
(a)
Option only pays if both terms are met on the expiration date.

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
MAIN.34.V1 Quarterly 1.00 % Quarterly Bank of America NA 02/17/21 EUR 42.50 EUR 391,900 $ 269,211
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
MAIN.34.V1 Quarterly 1.00 Quarterly BNP Paribas SA 01/20/21 EUR 47.50 EUR 152,800 209,774
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly 5.00 Quarterly Citibank NA 03/17/21 EUR 200.00 EUR 66,100 140,943
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly 5.00 Quarterly Barclays Bank plc 01/20/21 EUR 225.00 EUR 62,800 149,707
769,635
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 01/20/21 USD 101.00 USD 20,000 16,512
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 01/20/21 USD 103.00 USD 19,385 18,726
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly BNP Paribas SA 01/20/21 USD 103.00 USD 19,385 18,726
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Barclays Bank plc 01/20/21 USD 104.00 USD 19,385 20,756
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 01/20/21 USD 105.00 USD 19,385 24,090
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 02/17/21 USD 105.00 USD 22,300 90,487
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Deutsche Bank AG 02/17/21 USD 105.00 USD 20,000 81,154
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Barclays Bank plc 01/20/21 USD 106.00 USD 23,850 37,532
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Barclays Bank plc 01/20/21 USD 107.00 USD 23,065 52,328
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Barclays Bank plc 01/20/21 EUR 300.00 EUR 33,150 68,495
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Barclays Bank plc 01/20/21 EUR 300.00 EUR 46,900 96,905
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 01/20/21 EUR 325.00 EUR 37,400 54,570
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly
Merrill Lynch
International
& Co. 01/20/21 EUR 325.00 EUR 44,200 64,491
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Barclays Bank plc 02/17/21 EUR 350.00 EUR 52,900 170,820
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 01/20/21 EUR 350.00 EUR 84,800 99,644

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 02/17/21 EUR 400.00 EUR 66,100 $ 141,600
1,056,836
$ 1,826,471
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.16% Semi-Annual
Morgan Stanley & Co.
International plc 01/19/21 1.16 % USD 328,622 $ 368,102
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual Citibank NA 02/09/21 1.30 USD 199,788 2,416,609
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.27% Semi-Annual
Goldman Sachs
International 02/18/21 1.27 USD 219,050 2,642,201
20-Year Interest Rate Swap
(a)
6 month JPY
LIBOR Semi-Annual 0.78% Semi-Annual
JPMorgan Chase
Bank NA 04/16/21 0.78 JPY 1,644,400 1,571,876
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 148,031 1,905,260
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 48,271 650,139
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.46% Semi-Annual Citibank NA 08/16/21 1.46 USD 58,095 2,829,095
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 104,172 16,151,757
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.95% Semi-Annual Barclays Bank plc 03/12/24 2.95 USD 104,170 15,888,698
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.82% Semi-Annual
JPMorgan Chase
Bank NA 11/25/24 0.82 USD 167,900 646,780
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 12/02/24 0.87 USD 168,430 689,845
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 34,430 1,575,120
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.89% Semi-Annual Deutsche Bank AG 04/30/25 0.89 USD 19,540 461,023
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 14,340 528,200
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 14,340 615,705
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 10,127,313
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 9,818,830
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Nomura International
plc 01/10/29 3.04 USD 31,100 4,256,449
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 4,243,361
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.08% Semi-Annual Barclays Bank plc 01/29/29 3.08 USD 31,350 4,385,021
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.99% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 1,964,003
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.86% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 1,741,973
85,477,360
Put
30-Year Interest Rate Swap
(a)
1.48% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/26/21 1.48 USD 140,000 1,505,089
30-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/08/21 0.89 USD 83,102 11,054,147
10-Year Interest Rate Swap
(a)
1.03% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/19/21 1.03 USD 723,189 3,897,467
5-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.60 USD 1,088,697 1,761,569
5-Year Interest Rate Swap
(a)
. 0.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.62 USD 448,287 638,788
20-Year Interest Rate Swap
(a)
0.78% Semi-Annual
6 month JPY
LIBOR Semi-Annual
JPMorgan Chase
Bank NA 04/16/21 0.78 JPY 1,644,400 470

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 0.63% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 05/24/21 0.63 % USD 1,049,533 $ 2,572,250
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/25/21 0.64 USD 1,050,690 2,474,685
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/25/21 0.64 USD 1,050,690 2,474,685
30-Year Interest Rate Swap
(a)
3.80% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 06/07/21 3.80 USD 116,110 14,830
10-Year Interest Rate Swap
(a)
1.46% Semi-Annual 3 month LIBOR Quarterly Citibank NA 08/16/21 1.46 USD 58,095 344,825
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 183,333
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 463,517
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/02/22 2.25 USD 56,530 278,981
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/08/22 2.25 USD 57,125 286,776
5-Year Interest Rate Swap
(a)
. 1.02% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/01/23 1.02 USD 100,200 1,912,296
5-Year Interest Rate Swap
(a)
. 1.08% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/15/23 1.08 USD 100,030 1,815,812
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 104,172 665,429
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/24 2.95 USD 104,170 691,953
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 1,424,584
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 1,437,107
1-Year Interest Rate Swap
(a)
. 0.82% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 11/25/24 0.82 USD 167,900 644,875
1-Year Interest Rate Swap
(a)
. 0.87% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 12/02/24 0.87 USD 168,430 614,758
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 34,430 1,655,564
10-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/30/25 0.89 USD 19,540 1,633,514
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 14,340 877,253
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 14,340 770,839
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 226,054
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 1,216,338
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 01/10/29 3.04 USD 31,100 678,590
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 679,884
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/29/29 3.08 USD 31,350 664,818
10-Year Interest Rate Swap
(a)
2.99% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 483,131
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 489,070
46,533,281
$ 132,010,641
(a)
Forward settling swaption.
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.87 % Goldman Sachs Bank USA 03/18/21 USD 1,556,780 $ 2,194,213 $ 1,346,615 $ 847,598
5Y-30Y CMS Index Cap ..... 0.30 Citibank NA 02/14/22 USD 1,066,525 6,430,964 1,876,804 4,554,160
$ 8,625,177 $ 3,223,419 $ 5,401,758

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
AUD Currency ............... Down and In Bank of America NA 02/12/21 JPY 70.00 JPY 65.00 AUD 56,471 $ (5,639)
USD Currency ............... One-Touch HSBC Bank plc 02/18/21 JPY 100.00 JPY 100.00 USD 1,560 (314,524)
(320,163)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 391 01/08/21 USD 380.00 USD 14,619 $ (40,860)
Altice USA, Inc. .............................. 1,017 01/15/21 USD 38.00 USD 3,851 (68,648)
Citigroup, Inc. ............................... 2,399 01/15/21 USD 50.00 USD 14,792 (2,824,823)
Invesco QQQ Trust, Series 1 ..................... 1,164 01/15/21 USD 325.00 USD 36,519 (135,024)
iShares MSCI Emerging Markets ETF ............... 2,000 01/15/21 USD 53.00 USD 10,334 (54,000)
Penn National Gaming, Inc. ...................... 1,179 01/15/21 USD 110.00 USD 10,183 (34,191)
SPDR S&P 500 ETF Trust ....................... 2,502 01/15/21 USD 385.00 USD 93,545 (231,435)
SPDR S&P 500 ETF Trust ....................... 12,138 01/15/21 USD 380.00 USD 453,816 (2,731,050)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 5,000 01/15/21 USD 68.00 USD 29,250 (115,000)
United Parcel Service, Inc. ...................... 1,498 01/15/21 USD 190.00 USD 25,226 (20,972)
US Bancorp ................................ 5,384 01/15/21 USD 45.00 USD 25,084 (1,168,328)
VanEck Vectors Semiconductor ETF ................ 1,001 01/15/21 USD 210.00 USD 21,864 (1,038,538)
Walt Disney Co. (The) ......................... 1,502 01/15/21 USD 175.00 USD 27,213 (1,246,660)
CBOE Volatility Index .......................... 1,525 01/20/21 USD 27.00 USD 3,469 (259,250)
SPDR S&P 500 ETF Trust ....................... 1,334 01/22/21 USD 379.00 USD 49,876 (486,910)
Alibaba Group Holding Ltd. ...................... 2,000 02/19/21 USD 320.00 USD 46,546 (94,000)
Amazon.com, Inc. ............................ 80 02/19/21 USD 3,800.00 USD 26,055 (267,800)
Bank of America Corp. ......................... 7,961 02/19/21 USD 29.00 USD 24,130 (1,751,420)
Caesars Entertainment, Inc. ..................... 2,384 02/19/21 USD 80.00 USD 17,706 (971,480)
Capri Holdings Ltd. ........................... 3,603 02/19/21 USD 55.00 USD 15,133 (219,783)
ConocoPhillips .............................. 5,682 02/19/21 USD 55.00 USD 22,722 (71,025)
EURO STOXX 50 Index ........................ 2,535 02/19/21 EUR 3,750.00 EUR 90,059 (664,281)
Exxon Mobil Corp. ............................ 3,998 02/19/21 USD 55.00 USD 16,480 (57,971)
HCA Healthcare, Inc. .......................... 391 02/19/21 USD 170.00 USD 6,430 (236,555)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 21,974 02/19/21 USD 139.00 USD 303,527 (1,812,855)
iShares MSCI Emerging Markets ETF ............... 5,000 02/19/21 USD 53.00 USD 25,835 (455,000)
iShares MSCI Emerging Markets ETF ............... 27,346 02/19/21 USD 55.00 USD 141,297 (902,418)
NVIDIA Corp. ............................... 444 02/19/21 USD 650.00 USD 23,186 (128,760)
S&P 500 Index .............................. 117 02/19/21 USD 4,000.00 USD 43,946 (131,625)
Societe Generale SA .......................... 6,000 02/19/21 EUR 20.00 EUR 10,213 (186,912)
Alibaba Group Holding Ltd. ...................... 1,350 03/19/21 USD 300.00 USD 31,419 (278,775)
Apple, Inc. ................................. 5,490 03/19/21 USD 150.00 USD 72,847 (1,894,050)
Applied Materials, Inc. ......................... 1,421 03/19/21 USD 100.00 USD 12,263 (269,280)
Bank of America Corp. ......................... 11,616 03/19/21 USD 33.00 USD 35,208 (818,928)
Citigroup, Inc. ............................... 2,221 03/19/21 USD 52.50 USD 13,695 (2,243,210)
Citigroup, Inc. ............................... 5,999 03/19/21 USD 70.00 USD 36,990 (752,875)
EURO STOXX 50 Index ........................ 794 03/19/21 EUR 3,500.00 EUR 28,208 (1,554,409)
EURO STOXX 50 Index ........................ 2,777 03/19/21 EUR 3,800.00 EUR 98,657 (936,336)
EURO STOXX Bank Index ...................... 2,692 03/19/21 EUR 90.00 EUR 9,929 (135,658)
EURO STOXX Bank Index ...................... 66,208 03/19/21 EUR 95.00 EUR 244,208 (1,920,971)
Goldman Sachs Group, Inc. (The) ................. 1,404 03/19/21 USD 270.00 USD 37,025 (1,642,680)
Gores Holdings IV, Inc. ......................... 5,857 03/19/21 USD 15.00 USD 7,690 (1,273,898)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 11,999 03/19/21 USD 140.00 USD 165,742 (761,937)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 17,002 03/19/21 USD 139.00 USD 234,849 (1,802,212)
iShares MSCI Brazil ETF ....................... 10,000 03/19/21 USD 45.00 USD 37,070 (345,000)
iShares MSCI Brazil ETF ....................... 10,000 03/19/21 USD 50.00 USD 37,070 (70,000)
Johnson & Johnson ........................... 1,039 03/19/21 USD 170.00 USD 16,352 (248,841)
JPMorgan Chase & Co. ........................ 1,700 03/19/21 USD 135.00 USD 21,602 (578,000)
JPMorgan Chase & Co. ........................ 2,499 03/19/21 USD 140.00 USD 31,755 (546,032)
Lowe's Cos., Inc. ............................. 1,499 03/19/21 USD 190.00 USD 24,060 (188,125)
NVIDIA Corp. ............................... 532 03/19/21 USD 700.00 USD 27,781 (215,460)
PayPal Holdings, Inc. .......................... 1,000 03/19/21 USD 310.00 USD 23,420 (147,500)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Southwest Airlines Co. ......................... 3,197 03/19/21 USD 60.00 USD 14,901 $ (166,244)
Starbucks Corp. ............................. 1,500 03/19/21 USD 105.00 USD 16,047 (960,000)
Toll Brothers, Inc. ............................. 2,398 03/19/21 USD 55.00 USD 10,424 (137,885)
EURO STOXX 50 Index ........................ 463 04/16/21 EUR 3,600.00 EUR 16,449 (657,255)
Goldman Sachs Group, Inc. (The) ................. 479 04/16/21 USD 240.00 USD 12,632 (1,472,925)
SPDR S&P 500 ETF Trust ....................... 17,061 06/18/21 USD 400.00 USD 637,877 (12,002,414)
SPDR S&P 500 ETF Trust ....................... 2,998 06/30/21 USD 400.00 USD 112,089 (2,251,498)
90-day Eurodollar December 2021 Futures ........... 1,618 12/13/21 USD 100.00 USD 404,500 (50,563)
90-day Eurodollar December 2021 Futures ........... 3,236 12/13/21 USD 99.38 USD 809,000 (3,418,025)
(58,148,560)
Put
SPDR S&P 500 ETF Trust ....................... 1,100 01/04/21 USD 349.00 USD 41,127 (11,550)
iShares Russell 2000 ETF ....................... 1,100 01/08/21 USD 180.00 USD 21,567 (25,850)
SPDR S&P 500 ETF Trust ....................... 391 01/08/21 USD 358.00 USD 14,619 (29,912)
DR Horton, Inc. .............................. 6,000 01/15/21 USD 60.00 USD 41,352 (72,000)
EURO STOXX 50 Index ........................ 745 01/15/21 EUR 3,150.00 EUR 26,467 (53,698)
Freeport-McMoran , Inc. ........................ 2,247 01/15/21 USD 19.00 USD 5,847 (6,741)
Freeport-McMoran , Inc. ........................ 4,699 01/15/21 USD 18.00 USD 12,227 (4,699)
iShares Russell 2000 ETF ....................... 700 01/15/21 USD 155.00 USD 13,724 (5,250)
iShares Russell 2000 ETF ....................... 1,100 01/15/21 USD 175.00 USD 21,567 (50,050)
Merck & Co., Inc. ............................. 4,001 01/15/21 USD 72.50 USD 32,728 (46,012)
S&P 500 Index .............................. 117 01/15/21 USD 3,450.00 USD 43,946 (85,995)
S&P 500 Index .............................. 424 01/15/21 USD 3,600.00 USD 159,257 (742,000)
S&P 500 Index .............................. 609 01/15/21 USD 3,550.00 USD 228,745 (782,565)
SPDR S&P 500 ETF Trust ....................... 763 01/15/21 USD 358.00 USD 28,527 (133,907)
SPDR S&P 500 ETF Trust ....................... 12,000 01/15/21 USD 349.00 USD 448,656 (1,242,000)
SPDR S&P 500 ETF Trust ....................... 22,001 01/15/21 USD 330.00 USD 822,573 (913,042)
SPDR S&P 500 ETF Trust ....................... 24,500 01/15/21 USD 345.00 USD 916,006 (2,033,500)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 5,000 01/15/21 USD 50.00 USD 29,250 (120,000)
Wayfair, Inc. ................................ 501 01/15/21 USD 230.00 USD 11,313 (656,310)
CBOE Volatility Index .......................... 6,000 01/20/21 USD 18.00 USD 13,650 (60,000)
CBOE Volatility Index .......................... 15,000 01/20/21 USD 19.00 USD 34,125 (412,500)
SPDR S&P 500 ETF Trust ....................... 1,334 01/22/21 USD 357.00 USD 49,876 (325,496)
CBOE Volatility Index .......................... 40,000 02/17/21 USD 17.00 USD 91,000 (700,000)
Bank of America Corp. ......................... 8,701 02/19/21 USD 26.00 USD 26,373 (217,525)
Capri Holdings Ltd. ........................... 3,603 02/19/21 USD 30.00 USD 15,133 (187,356)
Facebook, Inc. .............................. 500 02/19/21 USD 250.00 USD 13,658 (295,000)
Invesco QQQ Trust, Series 1 ..................... 1,000 02/19/21 USD 275.00 USD 31,374 (268,000)
iPath Series B S&P 500 VIX Short-Term Futures ETN .... 4,066 02/19/21 USD 14.00 USD 6,827 (309,016)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,974 02/19/21 USD 120.00 USD 27,267 (46,389)
Volvo AB .................................. 2,701 02/19/21 SEK 180.00 SEK 52,345 (103,410)
Walmart, Inc. ............................... 2,304 02/19/21 USD 135.00 USD 33,212 (418,176)
CBOE Volatility Index .......................... 54,719 03/17/21 USD 17.00 USD 124,486 (1,915,165)
Alibaba Group Holding Ltd. ...................... 1,350 03/19/21 USD 175.00 USD 31,419 (328,725)
Invesco QQQ Trust, Series 1 ..................... 5,005 03/19/21 USD 275.00 USD 157,027 (2,414,913)
Lowe's Cos., Inc. ............................. 1,499 03/19/21 USD 135.00 USD 24,060 (275,067)
SPDR S&P 500 ETF Trust ....................... 250 06/18/21 USD 290.00 USD 9,347 (117,875)
SPDR S&P 500 ETF Trust ....................... 5,688 06/18/21 USD 250.00 USD 212,663 (1,239,984)
SPDR S&P 500 ETF Trust ....................... 400 12/17/21 USD 270.00 USD 14,955 (313,200)
(16,962,878)
$ (75,111,438)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Citibank NA 01/04/21 MXN 20.00 USD 11,426 $ (42,300)
USD Currency ............................. JPMorgan Chase Bank NA 01/04/21 ZAR 14.60 USD 38,100 (364,390)
USD Currency ............................. BNP Paribas SA 01/07/21 ZAR 15.80 USD 69,358 (13,407)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ............................. Barclays Bank plc 01/11/21 USD 1.19 EUR 56,282 $ (2,052,980)
EUR Currency ............................. HSBC Bank plc 01/11/21 USD 1.21 EUR 150,589 (2,030,146)
USD Currency ............................. JPMorgan Chase Bank NA 01/11/21 KRW 1,160.00 USD 65,366 (1,531)
USD Currency ............................. Bank of America NA 01/11/21 NOK 9.50 USD 133,089 (4,684)
EUR Currency ............................. UBS AG 01/12/21 CHF 1.14 EUR 208,370 (1,507)
USD Currency ............................. BNP Paribas SA 01/20/21 CAD 1.35 USD 37,647 (1,335)
USD Currency ............................. Royal Bank of Canada 01/20/21 CAD 1.40 USD 75,294 (170)
USD Currency ............................. Goldman Sachs International 01/21/21 BRL 5.25 USD 34,988 (584,818)
USD Currency ............................. Bank of America NA 01/22/21 TRY 7.75 USD 10,496 (86,845)
USD Currency ............................. BNP Paribas SA 01/25/21 ZAR 16.00 USD 15,210 (27,892)
USD Currency ............................. Morgan Stanley & Co. International plc 01/25/21 COP 3,800.00 USD 47,736 (21,908)
USD Currency ............................. Deutsche Bank AG 01/26/21 RUB 78.50 USD 68,316 (329,956)
EUR Currency ............................. Barclays Bank plc 01/29/21 USD 1.24 EUR 57,037 (196,209)
USD Currency ............................. Goldman Sachs International 02/04/21 MXN 23.00 USD 22,815 (15,246)
EUR Currency ............................. Bank of America NA 02/05/21 RUB 92.00 EUR 40,060 (777,548)
USD Currency ............................. Deutsche Bank AG 02/12/21 RUB 81.00 USD 20,996 (98,227)
USD Currency ............................. Bank of America NA 02/12/21 NOK 9.00 USD 27,806 (126,653)
USD Currency ............................. Goldman Sachs International 02/12/21 MXN 22.35 USD 49,025 (94,198)
USD Currency ............................. Citibank NA 02/19/21 RUB 80.00 USD 47,573 (318,502)
USD Currency ............................. Citibank NA 02/22/21 MXN 21.00 USD 67,961 (594,951)
EUR Currency ............................. Bank of America NA 03/01/21 USD 1.26 EUR 215,640 (768,675)
EUR Currency ............................. UBS AG 03/01/21 USD 1.26 EUR 431,280 (1,537,350)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/21 ZAR 15.50 USD 24,418 (372,904)
USD Currency ............................. Morgan Stanley & Co. International plc 03/18/21 CLP 780.00 USD 69,764 (262,406)
–
(10,726,738)
–
Put
USD Currency ............................. Citibank NA 01/04/21 MXN 20.00 USD 22,845 (202,037)
EUR Currency ............................. Bank of America NA 01/15/21 SEK 10.35 EUR 18,824 (723,018)
USD Currency ............................. Deutsche Bank AG 01/15/21 MXN 19.50 USD 13,490 (51,118)
USD Currency ............................. Citibank NA 01/15/21 TRY 7.30 USD 26,979 (163,492)
USD Currency ............................. BNP Paribas SA 01/21/21 CAD 1.29 USD 17,515 (268,762)
USD Currency ............................. Goldman Sachs International 01/21/21 BRL 4.90 USD 104,964 (271,080)
USD Currency ............................. JPMorgan Chase Bank NA 01/25/21 ZAR 14.50 USD 22,860 (216,844)
USD Currency ............................. BNP Paribas SA 01/25/21 ZAR 14.00 USD 76,051 (146,654)
USD Currency ............................. Deutsche Bank AG 01/26/21 RUB 72.00 USD 68,316 (273,121)
USD Currency ............................. Deutsche Bank AG 02/04/21 MXN 19.50 USD 112,942 (898,667)
USD Currency ............................. Morgan Stanley & Co. International plc 02/04/21 MXN 20.50 USD 38,025 (1,382,818)
USD Currency ............................. Deutsche Bank AG 02/08/21 TRY 7.55 USD 34,654 (886,183)
USD Currency ............................. Standard Chartered Bank 02/10/21 KRW 1,100.00 USD 75,294 (1,346,474)
USD Currency ............................. Morgan Stanley & Co. International plc 02/11/21 BRL 4.95 USD 212,441 (1,773,735)
AUD Currency ............................. Bank of America NA 02/12/21 USD 0.70 AUD 7,605 (2,418)
AUD Currency ............................. Bank of America NA 02/12/21 JPY 69.00 AUD 56,471 (6,346)
AUD Currency ............................. Goldman Sachs International 02/12/21 USD 0.66 AUD 112,942 (5,759)
USD Currency ............................. Deutsche Bank AG 02/12/21 RUB 72.50 USD 127,944 (1,083,308)
USD Currency ............................. Morgan Stanley & Co. International plc 02/12/21 COP 3,600.00 USD 127,464 (7,206,055)
USD Currency ............................. Goldman Sachs International 02/12/21 MXN 19.50 USD 212,441 (1,955,740)
USD Currency ............................. UBS AG 02/17/21 RUB 68.50 USD 95,063 (90,995)
USD Currency ............................. Citibank NA 02/19/21 RUB 72.00 USD 84,951 (628,733)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/21 ZAR 14.00 USD 24,418 (186,543)
USD Currency ............................. Morgan Stanley & Co. International plc 03/18/21 CLP 700.00 USD 69,764 (1,119,791)
–
(20,889,691)
–
$ (31,616,429)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 % Quarterly
Bank of America
NA 01/20/21 NR USD 96.00 USD 20,000 $ (8,484)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Bank of America
NA 01/20/21 NR USD 98.00 USD 19,385 (12,805)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly BNP Paribas SA 01/20/21 NR USD 98.00 USD 19,385 (12,805)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly Barclays Bank plc 01/20/21 NR USD 103.00 USD 23,850 (23,039)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly Barclays Bank plc 01/20/21 NR USD 103.00 USD 23,065 (22,281)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly Barclays Bank plc 01/20/21 NR EUR 350.00 EUR 70,350 (82,664)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 01/20/21 NR EUR 375.00 EUR 37,400 (36,399)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly
Merrill Lynch
International
& Co. 01/20/21 NR EUR 400.00 EUR 44,200 (35,635)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 01/20/21 NR EUR 425.00 EUR 84,800 (56,343)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 02/17/21 NR EUR 500.00 EUR 66,100 (68,982)
$ (359,437)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 0.48% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/19/21 0.48 % USD 74,580 $ (216,134)
30-Year Interest Rate Swap
(a)
1.07% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/18/21 1.07 USD 219,050 (745,083)
10-Year Interest Rate Swap
(a)
2.79% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/08/21 2.79 USD 156,257 (27,970,156)
1-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/17/21 0.41 USD 320,825 (740,222)
30-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/24/21 0.87 USD 66,226 (212,597)
10-Year Interest Rate Swap
(a)
0.77% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/15/21 0.77 USD 13,855 (72,792)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/16/21 0.72 USD 13,855 (58,509)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 45,160 (221,063)
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 0.75 USD 61,160 (392,449)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/04/21 0.50 USD 148,031 (417,763)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/11/21 0.50 USD 48,271 (146,426)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 06/25/21 0.74 USD 31,235 (215,797)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/29/21 0.72 USD 31,235 (199,000)
10-Year Interest Rate Swap
(a)
0.67% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/14/21 0.67 USD 31,510 (178,892)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 % USD 79,951 $ (403,621)
10-Year Interest Rate Swap
(a)
0.45% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/30/21 0.45 USD 30,840 (119,317)
10-Year Interest Rate Swap
(a)
0.93% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/06/21 0.93 USD 25,929 (403,444)
5-Year Interest Rate Swap
(a)
. (0.12)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/04/22 (0.12) EUR 63,300 (1,292,342)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/07/22 (0.02) EUR 72,740 (1,858,437)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/08/22 (0.02) EUR 258,000 (6,574,309)
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.15) EUR 68,082 (1,267,113)
5-Year Interest Rate Swap
(a)
. (0.13)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.13) EUR 170,080 (3,347,762)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/02/22 0.74 USD 30,200 (369,874)
5-Year Interest Rate Swap
(a)
. (0.14)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 09/12/22 (0.14) EUR 36,494 (704,948)
5-Year Interest Rate Swap
(a)
. (0.04)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 09/13/22 (0.04) EUR 36,495 (891,940)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 26,195 (651,726)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/15/22 1.23 USD 50,190 (1,627,973)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.23 USD 25,095 (823,275)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.25 USD 25,095 (838,998)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 28,070 (925,608)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/29 3.05 USD 83,640 (11,485,822)
(65,373,392)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.48% Semi-Annual Deutsche Bank AG 01/19/21 0.48 USD 74,580 (55,276)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Citibank NA 02/08/21 0.39 USD 457,060 (1,796,928)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.24% Semi-Annual Citibank NA 02/08/21 1.24 USD 124,653 (6,323,771)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.33% Semi-Annual Bank of America NA 02/19/21 1.33 USD 1,084,783 (914,695)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.30% Annual
JPMorgan Chase
Bank NA 03/08/21 0.30 EUR 381,850 (17)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.79% Semi-Annual Barclays Bank plc 03/08/21 2.79 USD 156,257 (1,030)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.10% Annual Barclays Bank plc 03/29/21 0.10 EUR 264,035 (280)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 04/06/21 0.87 USD 448,287 (146,925)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 04/06/21 0.85 USD 1,088,697 (397,611)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.12% Annual Barclays Bank plc 04/08/21 0.12 EUR 411,155 (662)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.10% Annual Citibank NA 04/12/21 0.10 EUR 412,820 (901)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.16% Annual
Goldman Sachs
International 04/12/21 0.16 EUR 412,820 (636)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.77% Semi-Annual Bank of America NA 04/15/21 0.77 USD 13,855 (345,949)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Bank of America NA 04/16/21 0.72 USD 13,855 (395,995)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.15% Annual
Morgan Stanley & Co.
International plc 04/19/21 0.15 EUR 410,860 (904)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 45,160 (1,211,978)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 04/19/21 2.15 EUR 131,500 (34)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.00% Annual Barclays Bank plc 05/04/21 2.00 EUR 79,200 (67)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.11% Annual Barclays Bank plc 05/17/21 0.11 EUR 134,318 (862)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.35% Semi-Annual Citibank NA 05/17/21 2.35 USD 650,900 (7)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.15% Semi-Annual Barclays Bank plc 05/27/21 2.15 USD 884,530 (21)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.08% Annual
Morgan Stanley & Co.
International plc 05/31/21 0.08 % EUR 176,910 $ (1,759)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual Bank of America NA 06/01/21 1.00 USD 130,530 (1,925,356)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.40% Semi-Annual
Morgan Stanley & Co.
International plc 06/01/21 2.40 USD 1,092,200 (18)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 06/02/21 0.75 USD 61,160 (1,825,704)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.87% Semi-Annual Barclays Bank plc 06/07/21 3.87 USD 245,920 (5,422)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 06/10/21 0.05 EUR 136,825 (1,866)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.05% Semi-Annual Bank of America NA 06/11/21 1.05 USD 30,530 (406,623)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Bank of America NA 06/14/21 0.00 EUR 123,820 (2,314)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 06/14/21 0.00 EUR 60,320 (1,127)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual
Goldman Sachs
International 06/18/21 0.00 EUR 124,520 (2,455)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Citibank NA 06/21/21 0.00 EUR 145,350 (2,974)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual
Nomura International
plc 06/25/21 0.00 EUR 135,350 (2,906)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 06/25/21 0.74 USD 31,235 (992,696)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual BNP Paribas SA 06/29/21 0.72 USD 31,235 (1,060,214)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/01/21 0.00 EUR 72,225 (1,656)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.05)% Annual Barclays Bank plc 07/02/21 (0.05) EUR 70,595 (2,150)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.67% Semi-Annual Bank of America NA 07/14/21 0.67 USD 31,510 (1,220,157)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/14/21 1.10 USD 19,340 (257,762)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/16/21 1.10 USD 19,920 (268,737)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/19/21 0.00 EUR 73,835 (2,276)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Barclays Bank plc 08/04/21 0.95 USD 27,450 (587,572)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 08/05/21 0.95 USD 29,900 (644,261)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 08/09/21 (0.15) EUR 258,020 (22,791)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.25)% Annual Barclays Bank plc 09/03/21 (0.25) EUR 299,280 (59,797)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 95,920 (539,486)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 159,903 (1,324,858)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 09/30/21 1.45 USD 61,680 (475,367)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.93% Semi-Annual Deutsche Bank AG 10/06/21 0.93 USD 25,929 (683,465)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual
Goldman Sachs
International 11/04/21 1.15 USD 69,353 (1,225,979)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.10% Semi-Annual Barclays Bank plc 01/06/22 2.10 USD 109,170 (309,353)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 17,740 (369,045)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/10/22 2.15 USD 108,190 (283,077)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/03/22 2.00 USD 171,440 (681,955)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 02/22/22 1.85 USD 80,460 (464,464)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 37,130 (358,860)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 37,130 (363,211)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Barclays Bank plc 03/04/22 1.60 USD 35,974 (352,815)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/04/22 1.60 USD 57,810 (566,971)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.12)% Annual Barclays Bank plc 04/04/22 (0.12) EUR 63,300 (172,887)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/07/22 (0.02) EUR 72,740 (143,142)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/08/22 (0.02) EUR 258,000 (511,219)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 04/19/22 (0.15) EUR 68,082 (223,633)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.13)% Annual Barclays Bank plc 04/19/22 (0.13) % EUR 170,080 $ (517,478)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Deutsche Bank AG 05/02/22 0.74 USD 30,200 (1,508,408)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (25,725)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (250,480)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 2.75 USD 56,530 (128,560)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 3.25 USD 56,530 (63,187)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual Barclays Bank plc 08/08/22 2.75 USD 57,125 (132,392)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual Barclays Bank plc 08/08/22 3.25 USD 57,125 (65,140)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.14)% Annual Barclays Bank plc 09/12/22 (0.14) EUR 36,494 (179,939)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.04)% Annual Barclays Bank plc 09/13/22 (0.04) EUR 36,495 (131,659)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 26,195 (996,200)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual Barclays Bank plc 12/15/22 1.23 USD 50,190 (1,654,937)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs
International 12/16/22 1.23 USD 25,095 (819,415)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs
International 12/16/22 1.25 USD 25,095 (805,020)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 28,070 (925,608)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (800,359)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (459,050)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 USD 110,550 (808,468)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (464,193)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 USD 116,580 (2,164,174)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 03/12/29 3.05 USD 83,640 (1,843,166)
(44,686,487)
$ (110,059,879)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 1.17 % Goldman Sachs Bank USA 03/18/2021 USD 1,556,780 $ (295,538) $ (336,264) $ 40,726
5Y-30Y CMS Index Cap .... 0.55 Citibank NA 02/14/2022 USD 1,066,525 (4,098,078) (1,002,534) (3,095,544)
$ (4,393,616) $ (1,338,798) $ (3,054,818)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (6,652,459) $ (3,701,711) $ (2,950,748)
CDX.NA.IG.33.V1 ................... 1.00 Quarterly 12/20/24 USD 1,500,000 (25,247,074) (26,358,520) 1,111,446
CDX.NA.HY.35.V1 ................... 5.00 Quarterly 12/20/25 USD 61,546 (5,833,753) (4,174,658) (1,659,095)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.35.V1 ................... 1.00 % Quarterly 12/20/25 USD 765,589 $ (18,991,839) $ (17,293,021) $ (1,698,818)
ITRAXX.EUR.CROSSOVER.34.V1 ........ 5.00 Quarterly 12/20/25 EUR 26,159 (3,845,439) (3,749,366) (96,073)
ITRAXX.FINSUB.34.V1 ............... 1.00 Quarterly 12/20/25 EUR 149,710 993,770 3,782,981 (2,789,211)
$ (59,576,794) $ (51,494,295) $ (8,082,499)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.34.V9 ..... 5.00 % Quarterly 06/20/25 CCC USD 16,632 $ 1,568,792 $ 824,010 $ 744,782
ITRAXX.EUR.MAIN.34.V1 1.00 Quarterly 12/20/25 NR EUR 67,900 2,186,240 2,181,831 4,409
ITRAXX.FINSR.34.V1 ... 1.00 Quarterly 12/20/25 BBB EUR 19,125 483,700 320,214 163,486
$ 4,238,732 $ 3,326,055 $ 912,677
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 2.78% Semi-Annual N/A 02/16/21 USD 862,615 $ 11,414,133 $ — $ 11,414,133
1.56% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/21 USD 625,520 (4,502,855) — (4,502,855)
1.77% Semi-Annual 3 month LIBOR Quarterly N/A 06/15/21 USD 313,033 (2,461,258) — (2,461,258)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 80,273 888,390 — 888,390
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 1,035,780 11,483,424 — 11,483,424
3 month LIBOR Quarterly 1.36% Semi-Annual N/A 09/28/21 USD 174,740 2,118,432 — 2,118,432
3 month LIBOR Quarterly 2.24% Semi-Annual N/A 11/01/21 USD 824,780 16,853,204 — 16,853,204
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 11/09/21 USD 320,825 (4,466,334) — (4,466,334)
(0.45)% Annual
6 month
EURIBOR Semi-Annual N/A 12/16/21 EUR 145,975 (134,508) — (134,508)
6 month CHF
LIBOR Semi-Annual
(0.62)%
At Termination 01/08/21
(a)
01/08/22 CHF 361,343 465,551 — 465,551
6 month CHF
LIBOR Semi-Annual
(0.60)%
At Termination 01/15/21
(a)
01/15/22 CHF 199,178 307,574 — 307,574
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 01/16/22 EUR 304,910 376,271 2,383 373,888
6 month
EURIBOR Semi-Annual
(0.35)%
Annual N/A 02/10/22 EUR 385,160 190,900 — 190,900
6 month
EURIBOR Semi-Annual
(0.48)%
Annual N/A 03/05/22 EUR 77,540 (193,248) — (193,248)
6 month
EURIBOR Semi-Annual
(0.48)%
Annual N/A 03/06/22 EUR 67,690 (165,638) — (165,638)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 03/06/22 USD 40,010 310,884 — 310,884
6 month
EURIBOR Semi-Annual
(0.49)%
Annual N/A 03/09/22 EUR 59,660 (166,052) — (166,052)
(0.35)% Annual
6 month
EURIBOR Semi-Annual N/A 03/20/22 EUR 35,490 (22,209) — (22,209)
(0.34)% Annual
6 month
EURIBOR Semi-Annual N/A 03/20/22 EUR 35,490 (38,778) — (38,778)
(0.30)% Annual
6 month
EURIBOR Semi-Annual N/A 03/23/22 EUR 225,080 (461,202) — (461,202)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.50% Semi-Annual N/A 06/03/22 USD 103,931 $ 2,040,171 $ — $ 2,040,171
(0.38)% Annual
6 month
EURIBOR Semi-Annual N/A 06/19/22 EUR 170,860 (76,564) — (76,564)
6 month
EURIBOR Semi-Annual
(0.25)%
Annual N/A 06/24/22 EUR 33,749 121,070 — 121,070
6 month
EURIBOR Semi-Annual
(0.29)%
Annual N/A 06/25/22 EUR 12,660 32,414 — 32,414
6 month
EURIBOR Semi-Annual
(0.28)%
Annual N/A 06/26/22 EUR 12,660 35,651 — 35,651
6 month
EURIBOR Semi-Annual
(0.28)%
Annual N/A 06/30/22 EUR 12,660 37,466 — 37,466
3 month LIBOR Quarterly 1.71% Semi-Annual 07/13/21
(a)
07/13/22 USD 1,106,290 16,917,110 — 16,917,110
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/16/22 EUR 48,430 219,449 — 219,449
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/20/22 EUR 111,070 506,016 — 506,016
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/20/22 EUR 67,730 303,570 — 303,570
(0.40)% Annual
6 month
EURIBOR Semi-Annual N/A 07/21/22 EUR 69,010 (149,342) — (149,342)
6 month NIBOR Semi-Annual 0.49% Semi-Annual 09/02/21
(a)
09/02/22 NOK 895,210 (96,021) — (96,021)
(0.26)% Annual
6 month
EURIBOR Semi-Annual N/A 09/22/22 EUR 71,570 (451,779) — (451,779)
6 month
EURIBOR Semi-Annual
(0.32)%
Annual N/A 09/29/22 EUR 196,370 953,461 — 953,461
6 month
EURIBOR Semi-Annual
(0.33)%
Annual N/A 10/02/22 EUR 85,380 394,158 — 394,158
6 month
EURIBOR Semi-Annual
(0.34)%
Annual N/A 10/02/22 EUR 103,240 442,247 — 442,247
6 month
EURIBOR Semi-Annual
(0.35)%
Annual N/A 11/02/22 EUR 70,980 310,880 — 310,880
3 month BA Semi-Annual 0.56% Semi-Annual N/A 11/13/22 CAD 550,268 632,535 (7,935) 640,470
3 month BA Semi-Annual 0.56% Semi-Annual N/A 11/16/22 CAD 277,202 317,172 (6,863) 324,035
3 month NIBOR Quarterly 0.47% Annual 11/23/21
(a)
11/23/22 NOK 1,598,760 (154,933) — (154,933)
3 month NIBOR Quarterly 0.47% Annual 11/24/21
(a)
11/24/22 NOK 1,811,928 (178,018) — (178,018)
3 month NIBOR Quarterly 0.47% Annual 11/25/21
(a)
11/25/22 NOK 1,449,542 (144,365) — (144,365)
3 month NIBOR Quarterly 0.47% At Termination 11/26/21
(a)
11/26/22 NOK 2,754,131 (283,997) — (283,997)
3 month NIBOR Quarterly 0.48% At Termination 11/26/21
(a)
11/26/22 NOK 1,522,020 (148,076) — (148,076)
3.05% Semi-Annual 3 month LIBOR Quarterly N/A 12/02/22 USD 320,220 (18,293,087) — (18,293,087)
3 month NIBOR Quarterly 0.50% Annual 12/07/21
(a)
12/07/22 NOK 1,522,020 (132,780) — (132,780)
0.24% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
12/15/22 USD 170,690 (190,687) — (190,687)
0.26% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
12/15/22 USD 343,190 (474,468) (3,613) (470,855)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 12/15/22 USD 169,284 (4,560,284) — (4,560,284)
1.53% Semi-Annual 3 month LIBOR Quarterly N/A 12/16/22 USD 134,423 (3,606,914) — (3,606,914)
6 month
EURIBOR Semi-Annual
(0.33)%
Annual 02/12/21
(a)
02/12/23 EUR 26,680 124,725 — 124,725
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 02/12/21
(a)
02/12/23 EUR 23,550 108,056 — 108,056
(0.40)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 67,860 (202,800) — (202,800)
(0.41)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 67,930 (196,304) — (196,304)
3 month LIBOR Quarterly 1.10% Semi-Annual 03/01/21
(a)
03/01/23 USD 179,220 3,245,346 — 3,245,346
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 03/02/21
(a)
03/02/23 EUR 115,970 308,968 — 308,968
6 month
EURIBOR Semi-Annual
(0.47)%
Annual 03/04/21
(a)
03/04/23 EUR 38,850 45,954 — 45,954
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 192,090 (1,614,265) — (1,614,265)
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 192,775 (1,643,823) — (1,643,823)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(0.17)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 192,775 $ (1,673,433) $ — $ (1,673,433)
6 month
EURIBOR Semi-Annual
(0.31)%
Annual 04/29/21
(a)
04/29/23 EUR 23,230 121,489 — 121,489
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 05/03/21
(a)
05/03/23 EUR 70,800 308,311 — 308,311
6 month
EURIBOR Semi-Annual
(0.38)%
Annual 05/04/21
(a)
05/04/23 EUR 59,910 202,333 — 202,333
6 month
EURIBOR Semi-Annual
(0.37)%
Annual 05/06/21
(a)
05/06/23 EUR 45,480 169,608 — 169,608
6 month CHF
LIBOR Semi-Annual
(0.68)%
Annual 05/23/22
(a)
05/23/23 CHF 60,035 (12,608) — (12,608)
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 06/07/22
(a)
06/07/23 CHF 164,226 75,620 — 75,620
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 06/07/22
(a)
06/07/23 CHF 166,714 64,712 — 64,712
6 month CHF
LIBOR Semi-Annual
(0.58)%
Annual 06/09/22
(a)
06/09/23 CHF 166,714 147,916 — 147,916
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 06/24/21
(a)
06/24/23 EUR 34,760 86,237 535 85,702
6 month
EURIBOR Semi-Annual
(0.40)%
Annual 06/25/21
(a)
06/25/23 EUR 34,550 102,702 (601) 103,303
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 07/02/21
(a)
07/02/23 EUR 28,960 68,690 535 68,155
6 month
EURIBOR Semi-Annual
(0.40)%
Annual 07/08/21
(a)
07/08/23 EUR 34,450 97,522 755 96,767
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 64,150 7,559 — 7,559
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,124,120 (17,184,447) — (17,184,447)
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 07/20/21
(a)
07/20/23 EUR 97,420 250,904 — 250,904
(0.30)% Annual
6 month
EURIBOR Semi-Annual 07/26/21
(a)
07/25/23 EUR 397,060 (2,093,050) — (2,093,050)
(0.29)% Annual
6 month
EURIBOR Semi-Annual 07/26/21
(a)
07/26/23 EUR 365,290 (2,018,082) — (2,018,082)
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 07/27/21
(a)
07/27/23 EUR 34,110 86,261 — 86,261
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/05/21
(a)
08/05/23 EUR 63,990 133,430 — 133,430
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/09/21
(a)
08/09/23 EUR 21,580 43,779 (1,945) 45,724
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 08/10/21
(a)
08/10/23 EUR 95,320 209,759 — 209,759
6 month
EURIBOR Semi-Annual
(0.45)%
Annual 08/11/21
(a)
08/11/23 EUR 46,150 67,170 — 67,170
3 month BA Semi-Annual 0.78% Semi-Annual 08/12/22
(a)
08/12/23 CAD 84,040 68,798 — 68,798
1 day
REPO_CORRA Semi-Annual
0.49%
Semi-Annual 08/16/22
(a)
08/16/23 CAD 84,040 65,362 — 65,362
6 month
EURIBOR Semi-Annual
(0.58)%
Annual 08/17/21
(a)
08/17/23 EUR 46,440 (74,147) — (74,147)
6 month
EURIBOR Semi-Annual
(0.44)%
Annual 08/24/21
(a)
08/24/23 EUR 47,350 84,530 — 84,530
1 day
REPO_CORRA At Termination
0.49%
At Termination 08/25/22
(a)
08/25/23 CAD 84,200 60,722 — 60,722
6 month
EURIBOR Semi-Annual
(0.47)%
Annual 09/13/21
(a)
09/13/23 EUR 80,420 84,478 — 84,478
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 09/14/21
(a)
09/14/23 EUR 37,820 72,947 — 72,947
6 month
EURIBOR Semi-Annual
(0.50)%
Annual 09/14/21
(a)
09/14/23 EUR 65,190 16,752 — 16,752
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 210,000 60,182 — 60,182

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SONIA At Termination (0.06)% At Termination 10/06/22
(a)
10/06/23 GBP 250,000 $ 39,561 $ 3,845 $ 35,716
6 month
EURIBOR Semi-Annual
(0.44)%
Annual 10/06/21
(a)
10/06/23 EUR 37,900 69,033 — 69,033
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 431,845 153,152 — 153,152
3 month BA Semi-Annual 0.76% Semi-Annual 10/24/22
(a)
10/24/23 CAD 430,000 40,841 — 40,841
1 day
REPO_CORRA Semi-Annual
0.55%
Semi-Annual 11/10/22
(a)
11/10/23 CAD 215,923 152,154 — 152,154
3 month BA Semi-Annual 0.81% Semi-Annual 11/16/22
(a)
11/16/23 CAD 1,044,808 315,380 — 315,380
3 month BA Semi-Annual 0.78% Semi-Annual 11/17/22
(a)
11/17/23 CAD 129,308 9,237 — 9,237
3 month BA Semi-Annual 0.78% Semi-Annual 11/18/22
(a)
11/18/23 CAD 506,184 25,202 — 25,202
3 month BA Semi-Annual 0.84% Semi-Annual 12/01/22
(a)
12/01/23 CAD 808,810 330,224 — 330,224
0.38% Semi-Annual 3 month LIBOR Quarterly 12/01/22
(a)
12/01/23 USD 624,565 (369,534) — (369,534)
1 day
REPO_CORRA Semi-Annual
0.56%
Semi-Annual 12/05/22
(a)
12/05/23 CAD 217,508 147,871 — 147,871
(0.17)% Annual
6 month
EURIBOR Semi-Annual 12/13/21
(a)
12/13/23 EUR 140,210 (1,173,602) — (1,173,602)
(0.05)% Annual
6 month
EURIBOR Semi-Annual 01/03/22
(a)
01/03/24 EUR 74,950 (841,509) — (841,509)
(0.06)% Annual
6 month
EURIBOR Semi-Annual 01/03/22
(a)
01/03/24 EUR 74,950 (829,420) — (829,420)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 (1,140,135) — (1,140,135)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 1,121,108 4,188,069 — 4,188,069
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 964,643 3,677,870 — 3,677,870
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 722,035 2,696,936 — 2,696,936
(0.17)% Annual
6 month
EURIBOR Semi-Annual N/A 11/11/24 EUR 31,710 (501,814) — (501,814)
0.57% Semi-Annual 3 month LIBOR Quarterly 11/21/23
(a)
11/21/24 USD 17,660 (1,764) — (1,764)
3 month LIBOR Quarterly 3.09% Semi-Annual N/A 11/29/24 USD 73,360 8,124,460 — 8,124,460
3 month LIBOR Quarterly 2.52% Semi-Annual N/A 02/28/25 USD 285,390 28,212,654 — 28,212,654
(0.18)% Annual
6 month
EURIBOR Semi-Annual N/A 03/18/25 EUR 7,195 (114,825) — (114,825)
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 04/14/25 USD 53,730 (666,592) — (666,592)
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 48,560 (17,248) — (17,248)
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 10,087 25,408 — 25,408
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 10,088 27,180 — 27,180
0.82% Semi-Annual 3 month LIBOR Quarterly N/A 09/08/25 USD 33,820 (750,649) — (750,649)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/18/25 CAD 21,870 (18,905) — (18,905)
6 month
EURIBOR Semi-Annual
(0.43)%
Annual N/A 09/21/25 EUR 10,460 26,069 (3,938) 30,007
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 21,612 (17,024) — (17,024)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 21,613 (19,552) — (19,552)
3 month BA Semi-Annual 1.05% Semi-Annual 10/30/23
(a)
10/30/25 CAD 273,152 (168,255) — (168,255)
3 month BA Semi-Annual 1.09% Semi-Annual 10/30/23
(a)
10/30/25 CAD 550,988 1,232 — 1,232
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 3,149,030 2,421,349 — 2,421,349
3 month LIBOR Quarterly 0.79% Semi-Annual 11/19/24
(a)
11/19/25 USD 218,680 (80,603) — (80,603)
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 07/20/21
(a)
07/20/26 EUR 27,260 169,348 — 169,348
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (1,462,773) — (1,462,773)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 10,109,436 — 10,109,436
0.65% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 7,990 13,891 — 13,891
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (180,993) — (180,993)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (113,750) — (113,750)
6 month
EURIBOR Semi-Annual
(0.25)%
Annual 08/16/22
(a)
08/16/27 EUR 53,480 411,236 — 411,236
(0.26)% Annual
6 month
EURIBOR Semi-Annual 08/16/22
(a)
08/16/27 EUR 13,380 (96,169) — (96,169)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 862,670 — 862,670
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/19/27 USD 8,580 54,434 — 54,434

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual
(0.28)%
Annual 09/19/22
(a)
09/19/27 EUR 10,220 $ 53,571 $ (2,968) $ 56,539
6 month
EURIBOR Semi-Annual
(0.36)%
Annual 10/18/22
(a)
10/18/27 EUR 37,720 10,553 — 10,553
6 month
EURIBOR Semi-Annual
(0.36)%
Annual 12/12/22
(a)
12/12/27 EUR 13,950 (7,015) — (7,015)
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (798,659) — (798,659)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (3,925,350) — (3,925,350)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (2,397,037) — (2,397,037)
0.19% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/04/29 JPY 3,027,670 (473,900) — (473,900)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (36,677,832) — (36,677,832)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 62,890 (3,791,298) 10,795 (3,802,093)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/30 USD 37,380 (2,793,866) — (2,793,866)
6 month
EURIBOR Semi-Annual
0.00%
Annual N/A 02/11/30 EUR 24,540 905,625 — 905,625
1.31% Semi-Annual 3 month LIBOR Quarterly N/A 02/27/30 USD 20,000 (886,957) — (886,957)
6 month
EURIBOR Semi-Annual
(0.21)%
Annual N/A 03/09/30 EUR 2,788 29,432 — 29,432
3 month LIBOR Quarterly 0.82% Semi-Annual N/A 04/14/30 USD 28,050 (111,055) — (111,055)
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 06/02/30 USD 24,780 539,228 — 539,228
0.96% Semi-Annual 3 month LIBOR Quarterly 03/31/21
(a)
08/15/30 USD 27,785 (103,121) — (103,121)
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 (2,546,514) — (2,546,514)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/16/30 USD 6,072 (119,383) (7,145) (112,238)
3 month LIBOR Quarterly 0.67% Semi-Annual N/A 09/23/30 USD 31,877 (673,140) — (673,140)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/30 USD 31,877 635,681 — 635,681
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (1,113,267) — (1,113,267)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 870,909 — 870,909
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (769,229) — (769,229)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 491,078 — 491,078
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 11/04/30 USD 37,120 931,885 — 931,885
0.95% Semi-Annual 3 month LIBOR Quarterly N/A 11/12/30 USD 19,130 (72,090) — (72,090)
1.22% Semi-Annual 3 month BA Semi-Annual N/A 11/13/30 CAD 57,382 (162,064) 4,118 (166,182)
1.21% Semi-Annual 3 month BA Semi-Annual N/A 11/13/30 CAD 56,526 (90,941) 13,965 (104,906)
1.23% Semi-Annual 3 month BA Semi-Annual N/A 11/16/30 CAD 57,382 (172,847) 7,231 (180,078)
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 12/10/30 USD 25,517 7,150 — 7,150
0.96% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/30 USD 13,120 (50,048) — (50,048)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 12/29/30 USD 8,140 (31,556) — (31,556)
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/30 USD 18,260 (84,282) — (84,282)
0.96% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/31 SGD 57,116 (223,083) — (223,083)
0.99% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/31 SGD 69,104 (451,189) — (451,189)
3 month LIBOR Quarterly 2.45% Semi-Annual 05/18/21
(a)
05/18/31 USD 11,940 1,695,725 — 1,695,725
0.86% Semi-Annual 3 month LIBOR Quarterly 10/04/21
(a)
10/04/31 USD 2,680 50,175 — 50,175
1.03% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/31 USD 8,880 38,707 — 38,707
1.11% Semi-Annual 3 month LIBOR Quarterly 03/08/22
(a)
03/08/32 USD 16,330 10,830 — 10,830
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 96,700 3,565,840 — 3,565,840
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 3,609,984 — 3,609,984
3 month LIBOR Quarterly 0.79% Semi-Annual 05/09/22
(a)
05/09/32 USD 350 (11,977) — (11,977)
1.57% Semi-Annual 3 month BA Semi-Annual 10/30/23
(a)
10/30/33 CAD 116,330 650,517 — 650,517
1.53% Semi-Annual 3 month BA Semi-Annual 10/30/23
(a)
10/30/33 CAD 57,670 491,765 — 491,765
0.36% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 02/04/34 JPY 686,850 (215,279) — (215,279)
0.34% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 02/08/34 JPY 2,063,230 (593,789) — (593,789)
0.34% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 03/14/34 JPY 832,160 (236,655) — (236,655)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 (587,114) — (587,114)
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 (1,097,870) — (1,097,870)
1.98% Semi-Annual 3 month LIBOR Quarterly 10/23/24
(a)
10/23/34 USD 6,750 (311,192) — (311,192)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 $ (1,870,174) $ — $ (1,870,174)
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 (2,310,670) — (2,310,670)
6 month JPY
LIBOR Semi-Annual
0.14%
Semi-Annual N/A 02/12/35 JPY 4,386,860 (41,075) — (41,075)
6 month JPY
LIBOR Semi-Annual
0.13%
Semi-Annual N/A 09/16/35 JPY 2,207,000 (90,233) — (90,233)
6 month JPY
LIBOR Semi-Annual
0.13%
Semi-Annual N/A 09/16/35 JPY 2,207,000 (89,433) — (89,433)
0.62% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 12/14/38 JPY 745,100 (494,612) — (494,612)
0.41% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 04/03/39 JPY 957,530 (292,737) — (292,737)
0.33% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 06/10/39 JPY 765,570 (117,092) — (117,092)
0.30% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 06/17/39 JPY 762,350 (68,969) — (68,969)
0.17% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 08/08/39 JPY 843,230 116,956 — 116,956
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 (639,782) — (639,782)
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 (1,459,658) — (1,459,658)
6 month JPY
LIBOR Semi-Annual
0.22%
Semi-Annual N/A 02/12/40 JPY 1,517,250 (105,589) — (105,589)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 1,002,542 — 1,002,542
0.23% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 12/22/40 JPY 286,330 25,618 — 25,618
0.72% Semi-Annual
6 month JPY
LIBOR Semi-Annual 03/21/24
(a)
03/21/44 JPY 511,110 (325,101) — (325,101)
0.20% Semi-Annual
6 month JPY
LIBOR Semi-Annual 08/28/24
(a)
08/28/44 JPY 467,030 173,576 — 173,576
0.37% Semi-Annual
6 month JPY
LIBOR Semi-Annual 01/30/25
(a)
01/30/45 JPY 846,850 62,364 — 62,364
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 (937,789) — (937,789)
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 (61,590) — (61,590)
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 (8,330) — (8,330)
0.43% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/09/50 JPY 794,000 (107,315) — (107,315)
0.40% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/10/50 JPY 794,000 (47,651) — (47,651)
0.43% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/10/50 JPY 794,000 (109,363) — (109,363)
0.38% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/10/50 JPY 794,000 (265) — (265)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 1,654,708 — 1,654,708
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (1,138,609) — (1,138,609)
3 month LIBOR Quarterly 0.99% Semi-Annual N/A 08/21/50 USD 1,630 (168,850) — (168,850)
3 month LIBOR Quarterly 1.00% Semi-Annual N/A 08/21/50 USD 1,630 (164,413) — (164,413)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 (215,548) — (215,548)
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 09/16/50 USD 205 17,924 910 17,014
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 11/25/50 USD 8,880 704,474 — 704,474
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 179,093 (9,744,590) — (9,744,590)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 46,358 1,691,591 — 1,691,591
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 897,163 — 897,163
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 792,451 — 792,451
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 4,807,127 — 4,807,127
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 1,500,451 — 1,500,451
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 220,044 — 220,044
$ 5,802,987 $ 10,064 $ 5,792,923
(a)
Forward swap.

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.51% At Termination
UK Retail Price Index All
Items Monthly At Termination 12/15/24 GBP 65,730 $ (3,261,229) $ — $ (3,261,229)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/25 GBP 32,865 (1,230,232) — (1,230,232)
3.30% At Termination
UK Retail Price Index All
Items Monthly At Termination 02/15/25 GBP 67,710 (1,961,796) — (1,961,796)
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 86,070 941,525 — 941,525
0.68% At Termination 1 month HICPXT At Termination 10/15/25 EUR 86,990 870,719 — 870,719
UK Retail Price Index All
Items Monthly At Termination 3.50% At Termination 10/15/25 GBP 96,080 1,297,931 — 1,297,931
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 10/15/25 GBP 193,600 2,805,362 — 2,805,362
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 85,885 1,560,136 — 1,560,136
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/25 GBP 124,720 (1,339,478) — (1,339,478)
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 21,910 2,607 — 2,607
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 32,865 (44,088) — (44,088)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 32,865 (41,289) — (41,289)
1.32% At Termination 1 month HICPXT At Termination 03/15/29 EUR 15,290 (861,298) — (861,298)
UK Retail Price Index All
Items Monthly At Termination 3.71% At Termination 08/15/29 GBP 6,750 684,766 — 684,766
UK Retail Price Index All
Items Monthly At Termination 3.73% At Termination 08/15/29 GBP 6,750 703,815 — 703,815
UK Retail Price Index All
Items Monthly At Termination 3.75% At Termination 08/15/29 GBP 6,650 718,449 — 718,449
UK Retail Price Index All
Items Monthly At Termination 3.58% At Termination 12/15/29 GBP 65,730 4,212,744 — 4,212,744
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 32,865 1,532,015 — 1,532,015
1.05% At Termination 1 month HICPXT At Termination 02/15/30 EUR 24,375 (299,667) — (299,667)
UK Retail Price Index All
Items Monthly At Termination 3.41% At Termination 02/15/30 GBP 67,710 1,948,707 — 1,948,707
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 03/15/30 GBP 10,330 52,301 — 52,301
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 8,610 94,811 — 94,811
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 86,070 (1,550,690) — (1,550,690)
1 month HICPXT At Termination 0.93% At Termination 10/15/30 EUR 86,990 (1,450,565) — (1,450,565)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 85,885 (2,612,228) — (2,612,228)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 12,753 113,832 — 113,832
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 4,265 48,220 — 48,220
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 11/15/30 GBP 124,720 2,256,802 — 2,256,802
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 21,910 (20,476) — (20,476)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 32,865 6,335 — 6,335
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 32,865 32,748 — 32,748
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 11/15/40 GBP 5,600 29,122 — 29,122
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 11/15/40 GBP 5,550 15,592 — 15,592
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 3,700 124,490 — 124,490
$ 5,379,993 $ — $ 5,379,993

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France Holding SA ..... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 20,330 $ (573,031) $ (426,043) $ (146,988)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,070 (58,346) (32,109) (26,237)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 06/20/21 EUR 2,000 (28,130) 12,991 (41,121)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 06/20/21 EUR 900 (12,659) 11,716 (24,375)
Delta Air Lines, Inc. ........ 5.00 Quarterly BNP Paribas SA 06/20/21 USD 1,000 (15,597) 46,633 (62,230)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/21 USD 2,250 (43,493) 27,000 (70,493)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Bank of America NA 06/20/21 JPY 1,230,769 (57,489) (15,254) (42,235)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Bank of America NA 06/20/21 JPY 769,231 (35,931) (10,098) (25,833)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Barclays Bank plc 06/20/21 JPY 461,538 (21,558) (6,069) (15,489)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 384,615 (17,965) (5,331) (12,634)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 769,231 (35,931) (10,663) (25,268)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 384,615 (17,965) (6,463) (11,502)
SoftBank Group Corp. ...... 1.00 Quarterly Citibank NA 06/20/21 JPY 449,467 842 21,060 (20,218)
Carnival Corp. ............ 1.00 Quarterly Goldman Sachs International 12/20/21 USD 2,700 51,768 138,905 (87,137)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 3,090 (48,428) 80,582 (129,010)
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 4,070 (63,787) (9,956) (53,831)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,120 (13,258) 87,345 (100,603)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,260 (28,307) 18,867 (47,174)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,360 (17,034) 75,550 (92,584)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 2,200 (25,239) (37,645) 12,406
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 1,870 (132,828) (28,104) (104,724)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/22 USD 2,250 (85,357) 92,986 (178,343)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 4,500 (287,988) (241,888) (46,100)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,350 (67,585) 59,426 (127,011)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,500 10,903 39,965 (29,062)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 1,000 7,269 22,527 (15,258)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 (37,526) 157,337 (194,863)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,125 (25,280) 95,653 (120,933)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 (34,830) 199,188 (234,018)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 2,230 (23,284) (7,165) (16,119)
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 3,610 (37,693) (83,605) 45,912
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 (23,493) 15,485 (38,978)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 1,380 19,039 24,621 (5,582)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 10,800 (127,871) 207,341 (335,212)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/22 EUR 1,352 51,246 64,343 (13,097)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (11,555) 56,205 (67,760)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,230 (250,141) (154,657) (95,484)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 1,320 (61,412) (25,439) (35,973)
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,700 (125,616) 63,281 (188,897)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 4,510 227,933 304,292 (76,359)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 965 (158,782) (121,250) (37,532)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,017 (167,315) (121,566) (45,749)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 661 (108,755) (83,300) (25,455)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (642,200) (285,003) (357,197)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (197,484) (16,648) (180,836)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (43,848) 86,182 (130,030)
Allstate Corp. (The) ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (303,318) (260,155) (43,163)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (220,123) (105,026) (115,097)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (242,957) (102,299) (140,658)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (242,961) (110,392) (132,569)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 26,243 70,858 (44,615)
Lowe's Cos., Inc. .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (283,946) (195,441) (88,505)
Northrop Grumman Systems
Corp. ................ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (299,513) (252,953) (46,560)
Pfizer, Inc. .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (291,978) (235,856) (56,122)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,900 32,706 39,540 (6,834)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Tenet Healthcare Corp. ...... 5.00 % Quarterly Barclays Bank plc 06/20/24 USD 2,483 $ (196,235) $ (20,289) $ (175,946)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (217,337) (68,891) (148,446)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (185,487) (23,198) (162,289)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (217,337) (68,891) (148,446)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (220,103) (69,829) (150,274)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (79,031) (9,563) (69,468)
Walt Disney Co. (The) ...... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 6,080 (183,501) (163,339) (20,162)
Walt Disney Co. (The) ...... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 6,199 (187,079) (162,815) (24,264)
Accor SA ............... 1.00 Quarterly Barclays Bank plc 12/20/24 EUR 6,277 117,820 (53,135) 170,955
Accor SA ............... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 2,093 39,286 (13,261) 52,547
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (120,599) 197,197 (317,796)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (64,466) 99,931 (164,397)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 32,953 (75,393) 108,346
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 82,210 (111,335) 193,545
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (243,894) (158,188) (85,706)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,920 12,744 (4,332) 17,076
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 14,934 (11,759) 26,693
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5,260 (70,392) 128,058 (198,450)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,905 (38,876) 70,724 (109,600)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 2,150 15,408 55,123 (39,715)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 28,723 (14,887) 43,610
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 954,361 3,621,659 (2,667,298)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (851,019) (689,581) (161,438)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 40,820 (317,426) 653,961 (971,387)
Standard Chartered plc ...... 1.00 Quarterly Citibank NA 12/20/24 EUR 8,420 (123,635) 44,426 (168,061)
Standard Chartered plc ...... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 6,230 (91,478) (26,881) (64,597)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 1,500 47,005 18,621 28,384
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,130 (941,158) (720,324) (220,834)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,440 (1,239,685) (1,020,141) (219,544)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 EUR 2,800 72,847 109,882 (37,035)
UniCredit SpA ............ 5.00 Quarterly Citibank NA 12/20/24 EUR 4,200 (708,802) (535,122) (173,680)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,615 72,673 271,744 (199,071)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (162,707) (84,643) (78,064)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (244,061) (126,944) (117,117)
Altice France SA .......... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 4,477 (496,786) (483,912) (12,874)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (163,595) 485,624 (649,219)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (226,026) (130,483) (95,543)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,250 (74,788) (40,170) (34,618)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 4,860 (161,542) (84,721) (76,821)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (166,196) (64,950) (101,246)
CenturyLink, Inc. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 2,220 157,207 259,603 (102,396)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 900 (201,457) (146,824) (54,633)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,370 (27,347) 237,446 (264,793)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,055 (23,648) 263,134 (286,782)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,310 (10,140) 112,673 (122,813)
Macy's Retail Holdings LLC ... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,500 250,573 336,556 (85,983)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 167,048 216,948 (49,900)
Natwest Group plc ......... 1.00 Quarterly Citibank NA 06/20/25 EUR 4,510 (16,319) 84,100 (100,419)
Occidental Petroleum Corp. ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,320 168,463 334,054 (165,591)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 (93,644) 1,154,522 (1,248,166)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 (31,689) 46,166 (77,855)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,290 (32,986) 60,067 (93,053)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 (26,117) 275,004 (301,121)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (6,134) 74,036 (80,170)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (7,228) 114,663 (121,891)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (26,117) 322,146 (348,263)
SoftBank Group Corp. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 JPY 572,780 209,137 275,516 (66,379)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (15,784) 82,107 (97,891)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (15,784) 76,409 (92,193)

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 3,750 $ (20,952) $ 199,533 $ (220,485)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (15,086) 84,033 (99,119)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (15,086) 84,033 (99,119)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 4,467 (1,094,761) (810,647) (284,114)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 5,570 (1,365,183) (980,757) (384,426)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,300 (563,720) (435,788) (127,932)
Telefonica Emisiones SA ..... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 4,450 (52,019) (30,956) (21,063)
Telefonica Emisiones SA ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 4,300 (50,266) 107,848 (158,114)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 425 10,748 27,969 (17,221)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,275 32,245 104,879 (72,634)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,210 81,182 313,821 (232,639)
Altice Finco SA ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 6,630 (443,900) (375,388) (68,512)
Anglo American Capital plc ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 6,790 (1,693,711) (1,451,994) (241,717)
ArcelorMittal SA ........... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,250 (483,873) (323,589) (160,284)
Ardagh Packaging Finance plc . 5.00 Quarterly Citibank NA 12/20/25 EUR 12,670 (2,247,711) (1,464,361) (783,350)
Auchan Holding SA ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 2,213 (13,714) (12,894) (820)
Auchan Holding SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,425 (27,429) (25,788) (1,641)
Auchan Holding SA ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,213 (13,714) (10,297) (3,417)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 12/20/25 USD 920 (29,391) 35,565 (64,956)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 920 (29,391) 40,010 (69,401)
Avis Budget Car Rental LLC .. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 1,380 (44,086) 50,013 (94,099)
Avnet, Inc. .............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,705 (53,714) (35,792) (17,922)
Avnet, Inc. .............. 1.00 Quarterly Citibank NA 12/20/25 USD 3,705 (53,714) (21,402) (32,312)
Avnet, Inc. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 7,590 (110,038) (40,137) (69,901)
Barclays plc ............. 1.00 Quarterly Citibank NA 12/20/25 EUR 2,270 11,111 96,502 (85,391)
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 11,140 (265,220) (156,225) (108,995)
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 7,060 (168,084) (99,008) (69,076)
Barclays plc ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 20,000 (476,158) (254,810) (221,348)
Boparan Finance plc ....... 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,190 49,542 43,226 6,316
Boparan Finance plc ....... 5.00 Quarterly Citibank NA 12/20/25 EUR 442 9,999 11,696 (1,697)
Boparan Finance plc ....... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,978 89,990 123,914 (33,924)
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,300 (98,262) (9,784) (88,478)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 8,990 (112,023) (36,656) (75,367)
Cardinal Health, Inc. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (239,237) (244,456) 5,219
Cellnex Telecom SA ........ 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 3,089 (638,111) (641,989) 3,878
Cellnex Telecom SA ........ 5.00 Quarterly BNP Paribas SA 12/20/25 EUR 3,531 (729,270) (745,819) 16,549
Cie Generale des Etablissements
Michelin SCA .......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,520 (171,731) (162,500) (9,231)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 9,040 (157,552) (36,042) (121,510)
Daimler AG .............. 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 25,110 (636,187) (303,065) (333,122)
Electricite de France SA ..... 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 4,503 (167,213) (147,053) (20,160)
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 4,503 (167,213) (146,953) (20,260)
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 4,053 (150,503) (132,621) (17,882)
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,251 (83,588) (73,460) (10,128)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 84,428 1,698,315 5,131,776 (3,433,461)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 12,380 249,030 649,625 (400,595)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 12,390 249,232 666,719 (417,487)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 49,320 992,098 2,808,233 (1,816,135)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 10,904 219,340 586,756 (367,416)
Federative Republic of Brazil .. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 11,190 225,093 818,327 (593,234)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 11,290 (2,525,884) (1,997,086) (528,798)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,720 (15,158) 82,409 (97,567)
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 4,520 (1,157,631) (1,083,495) (74,136)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,635 54,607 138,110 (83,503)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 17,180 (202,214) 392,346 (594,560)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,240 (1,644,295) (1,316,324) (327,971)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 12/20/25 EUR 4,520 225,672 455,490 (229,818)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 2,250 (6,302) (15,578) 9,276
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,250 (6,302) (15,668) 9,366
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (6,190) 19,097 (25,287)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (6,190) 21,645 (27,835)

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
LANXESS AG ............ 1.00 % Quarterly BNP Paribas SA 12/20/25 EUR 4,450 $ (128,808) $ (119,532) $ (9,276)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 11,250 (325,659) (284,474) (41,185)
LANXESS AG ............ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 4,370 (126,509) (117,093) (9,416)
Lloyds Banking Group plc .... 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 18,180 (533,181) (368,179) (165,002)
Lloyds Banking Group plc .... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 4,420 5,968 10,715 (4,747)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 20,000 (586,557) (318,582) (267,975)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,205 207,536 218,504 (10,968)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 6,615 622,608 623,324 (716)
Marks & Spencer plc ....... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 902 84,856 92,275 (7,419)
McKesson Corp. .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (306,044) (269,503) (36,541)
Monitchem HoldCo 3 SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 5,420 (608,331) (419,601) (188,730)
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 12,250 110,221 263,008 (152,787)
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 4,510 40,579 106,329 (65,750)
Next Group plc ........... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 2,290 20,605 49,166 (28,561)
Next Group plc ........... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,200 19,795 43,561 (23,766)
Nokia OYJ .............. 5.00 Quarterly Bank of America NA 12/20/25 EUR 2,208 (509,448) (482,258) (27,190)
Nokia OYJ .............. 5.00 Quarterly Credit Suisse International 12/20/25 EUR 2,253 (519,638) (506,851) (12,787)
Nokia OYJ .............. 5.00 Quarterly Credit Suisse International 12/20/25 EUR 2,253 (519,847) (498,550) (21,297)
Nokia OYJ .............. 5.00 Quarterly Credit Suisse International 12/20/25 EUR 2,106 (485,747) (467,335) (18,412)
Nokia OYJ .............. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,520 (1,042,716) (1,007,200) (35,516)
Repsol International Finance BV 1.00 Quarterly Citibank NA 12/20/25 EUR 6,770 (95,489) 38,568 (134,057)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 4,600 (64,882) (10,658) (54,224)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 4,420 (62,343) (60,120) (2,223)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 4,500 (63,471) (7,762) (55,709)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 8,820 (124,404) (53,865) (70,539)
Republic of Chile .......... 1.00 Quarterly Citibank NA 12/20/25 USD 21,986 (604,498) (287,548) (316,950)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 7,200 (43,176) 124,471 (167,647)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 7,200 (43,176) 117,685 (160,861)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 146,687 (879,631) 2,706,952 (3,586,583)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 10,614 (63,648) 232,044 (295,692)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 26,200 (157,112) 464,452 (621,564)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 6,390 (38,319) 112,855 (151,174)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 4,270 (25,606) 71,928 (97,534)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 69,340 (1,106,034) 66,304 (1,172,338)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 10,970 (174,981) 24,634 (199,615)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 10,630 (169,558) 18,800 (188,358)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 14,074 (224,493) 26,937 (251,430)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 28,232 1,366,049 2,545,634 (1,179,585)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 107,379 5,195,619 9,821,523 (4,625,904)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 35,674 1,726,117 3,183,785 (1,457,668)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 101,278 4,900,433 9,263,519 (4,363,086)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 12,432 601,551 1,137,140 (535,589)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 78,630 (2,543,081) (1,765,353) (777,728)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 30,004 (197,680) 207,541 (405,221)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 35,674 (235,038) 261,355 (496,393)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 27,118 (178,666) 248,251 (426,917)
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 12,218 (80,500) 77,797 (158,297)
Santander Issuances SAU .... 1.00 Quarterly Citibank NA 12/20/25 EUR 2,205 26,363 59,746 (33,383)
Santander Issuances SAU .... 1.00 Quarterly Citibank NA 12/20/25 EUR 6,615 79,089 156,809 (77,720)
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,520 54,041 190,420 (136,379)
SES SA ................ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,268 (26,383) 20,509 (46,892)
SES SA ................ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,535 (52,767) 41,018 (93,785)
SES SA ................ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,268 (26,383) 20,509 (46,892)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 (11,138) 120,871 (132,009)
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/25 JPY 1,093,700 481,743 691,551 (209,808)
Solvay SA ............... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 4,500 (154,805) (128,650) (26,155)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 6,750 (232,208) (173,870) (58,338)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,790 (11,529) 114,862 (126,391)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/25 EUR 2,200 69,170 70,330 (1,160)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/25 EUR 2,220 69,799 76,525 (6,726)
Sudzucker International Finance
BV ................. 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 3,860 55,526 21,939 33,587

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sudzucker International Finance
BV ................. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 6,749 $ 97,085 $ (50,467) $ 147,552
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,801 69,063 (35,900) 104,963
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 11,850 (112,643) 192,294 (304,937)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 11,850 (112,643) 175,510 (288,153)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 105,288 (1,000,843) 1,852,530 (2,853,373)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 6,350 (60,361) (43,228) (17,133)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,433 (32,633) (20,094) (12,539)
United Mexican States ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,432 (32,624) (28,375) (4,249)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 11,974 (113,822) 197,129 (310,951)
Volkswagen International
Finance NV ........... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 9,130 (113,084) 15,674 (128,758)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 4,750 164,827 265,311 (100,484)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,575 89,353 172,325 (82,972)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 20,524 136,623 (116,099)
CMBX.NA.9.AAA- ......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,068 (162,183) 148,094 (310,277)
CMBX.NA.9.AAA- ......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,669 (129,934) 120,223 (250,157)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,149 (109,510) 99,997 (209,507)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,759 (90,833) 82,942 (173,775)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,999 (94,058) 103,092 (197,150)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,819 (105,076) 103,324 (208,400)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 576,779 162,131 414,648
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 168,296 77,328 90,968
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 198,261 91,096 107,165
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 6,694 (35,918) (988) (34,930)
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 15,494 (83,137) (11,735) (71,402)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,440 650,361 221,240 429,121
$ – $ – $ –
$ (23,360,423) $ 33,906,231 $ (57,266,654)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BB+ USD 3,890 $ 641,499 $ 529,120 $ 112,379
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 21,325 320,753 (1,132,867) 1,453,620
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 29,675 446,351 (1,576,467) 2,022,818
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 32,701 491,861 (1,737,204) 2,229,065
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BB+ USD 3,800 709,074 666,055 43,019
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 BB+ USD 4,910 916,198 797,965 118,233
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BB+ USD 3,735 696,945 653,637 43,308
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BB+ USD 1,525 284,563 266,880 17,683
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 3,875 624,881 551,275 73,606
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 2,920 470,878 382,109 88,769
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 4,910 791,784 738,759 53,025
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,860 783,721 679,914 103,807
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,080 657,939 624,333 33,606

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover
Automotive plc ..... 5.00 % Quarterly
Credit Suisse
International 12/20/24 B EUR 1,070 $ (36,588) $ (15,231) $ (21,357)
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 40,820 730,200 30,295 699,905
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 06/20/25 BB+ EUR 2,250 331,729 150,450 181,279
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,330 196,089 30,213 165,876
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 2,150 316,986 (20,850) 337,836
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 3,790 365,984 42,633 323,351
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 970 107,637 100,287 7,350
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 80 8,877 8,271 606
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,200 244,125 255,763 (11,638)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,300 255,222 267,389 (12,167)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 420,561 384,816 35,745
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,160 350,652 347,846 2,806
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 4,510 500,456 478,208 22,248
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,275 76,794 (132,890) 209,684
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 44,402 (58,004) 102,406
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 3,740 54,447 35,886 18,561
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,820 55,612 24,910 30,702
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 2,865 500,979 488,306 12,673
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,360 15,301 18,513 (3,212)
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 3,235 20,974 23,947 (2,973)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,275 14,750 14,855 (105)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly BNP Paribas SA 06/20/25 BB EUR 1,345 (78,973) (154,623) 75,650
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,389 221,849 179,451 42,398
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,225 195,603 158,324 37,279
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,450 391,206 340,026 51,180
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,316 369,749 283,233 86,516
OI European Group BV .. 5.00 Quarterly
Credit Suisse
International 06/20/25 B+ EUR 897 143,111 40,978 102,133
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 346,911 (660,299) 1,007,210
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 2,230 (217,188) (284,002) 66,814
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 2,300 (224,006) (292,916) 68,910
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 930 (90,592) (150,099) 59,507
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 41 (3,965) (6,570) 2,605
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 2,040 (198,668) (329,165) 130,497
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 457 (44,534) (73,786) 29,252
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 1,003 (97,661) (161,812) 64,151
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 89 (8,696) (14,408) 5,712
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 90 (8,765) (11,841) 3,076

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Rolls-Royce plc ....... 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 1,040 $ (101,290) $ (136,829) $ 35,539
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,033 195,152 173,481 21,671
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 415,485 368,133 47,352
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,400 453,256 351,660 101,596
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,850 538,242 463,719 74,523
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 2,230 (121,603) (352,472) 230,869
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 1,240 (67,618) (96,655) 29,037
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 510,699 527,499 (16,800)
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 30,258 (6,473) 36,731
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,370 23,904 16,507 7,397
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 3,450 34,797 (29,591) 64,388
Yum! Brands, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 06/20/25 NR USD 2,655 26,778 (11,441) 38,219
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,160 498,003 451,215 46,788
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Citibank NA 12/20/25 BB+ USD 3,755 855,571 815,381 40,190
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 2,260 233,544 138,010 95,534
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,899 299,577 232,400 67,177
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,800 289,347 224,463 64,884
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 3,327 343,806 274,136 69,670
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/25 BBB USD 5,350 66,638 72,680 (6,042)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 3,500 43,595 16,835 26,760
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 3,000 580,203 530,173 50,030
Dell, Inc. ............ 1.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 2,804 (48,042) (88,809) 40,767
Dell, Inc. ............ 1.00 Quarterly Citibank NA 12/20/25 BB- USD 2,243 (38,434) (53,714) 15,280
Dell, Inc. ............ 1.00 Quarterly
Credit Suisse
International 12/20/25 BB- USD 2,800 (47,976) (60,598) 12,622
Dell, Inc. ............ 1.00 Quarterly
Goldman Sachs
International 12/20/25 BB- USD 2,243 (38,434) (71,045) 32,611
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 1,010 (51,734) (52,581) 847
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 60 (3,073) (3,124) 51
International Business
Machines Corp. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 A USD 7,350 213,335 201,857 11,478
International Business
Machines Corp. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A USD 8,000 232,201 235,652 (3,451)
Intrum AB ........... 5.00 Quarterly Bank of America NA 12/20/25 BB EUR 2,200 167,740 164,338 3,402
Intrum AB ........... 5.00 Quarterly Citibank NA 12/20/25 BB EUR 2,250 171,552 65,622 105,930
ITRAXX.FINSR.34.V1 ... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A+ EUR 20,000 505,830 278,219 227,611
ITRAXX.FINSR.34.V1 ... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A- EUR 20,000 505,830 224,881 280,949
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,655 10,773 2,545 8,228
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,750 11,159 3,954 7,205
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,500 6,087 (1,435) 7,522
Mondelez International, Inc. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BBB USD 8,000 250,452 263,939 (13,487)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/25 BB+ USD 2,870 487,328 450,341 36,987

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NRG Energy, Inc. ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,150 $ 534,872 $ 550,487 $ (15,615)
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,750 466,952 421,604 45,348
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,850 653,732 653,698 34
Petroleos Mexicanos ... 1.00 Quarterly Barclays Bank plc 12/20/25 BBB USD 6,350 (762,868) (873,298) 110,430
Petroleos Mexicanos ... 1.00 Quarterly BNP Paribas SA 12/20/25 BBB USD 3,433 (412,429) (471,648) 59,219
Petroleos Mexicanos ... 1.00 Quarterly Citibank NA 12/20/25 BBB USD 3,432 (412,309) (448,034) 35,725
Picard Bondco SA ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ EUR 1,326 149,755 134,269 15,486
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,242 813,922 811,840 2,082
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,818 348,824 346,378 2,446
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/25 B EUR 905 99,000 67,503 31,497
Virgin Media Finance plc . 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 2,200 294,660 293,497 1,163
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 4,420 591,999 543,191 48,808
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B+ USD 2,645 19,710 (1,265) 20,975
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 2,250 363,569 334,541 29,028
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 4,530 731,985 656,016 75,969
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,100 824,089 722,365 101,724
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,260 365,185 317,257 47,928
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 2,250 344,822 282,957 61,865
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 NR USD 2,292 (20,524) (160,331) 139,807
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (887,435) (17,931) (869,504)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (881,158) (21,455) (859,703)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 4,519 (535,209) (489,984) (45,225)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 685 (81,128) (69,496) (11,632)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,788 (448,633) (356,643) (91,990)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (113,698) (111,113) (2,585)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,360 (161,072) (304,739) 143,667
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 (198,261) (166,859) (31,402)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (2,594,915) (34,636) (2,560,279)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,635 (193,642) (429,343) 235,701
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 (3,578,282) (87,300) (3,490,982)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (284,244) 2,489 (286,733)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (881,158) (20,234) (860,924)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 270 (33,226) (21,911) (11,315)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 NR USD 2,440 (650,361) (183,049) (467,312)
$ 14,062,479 $ 10,233,309 $ 3,829,170

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG N/A 05/16/21 USD 5,230 $ (80,328) $ — $ (80,328)
3 month
CD_KSDA Quarterly
0.87%
Quarterly Bank of America NA 09/15/21
(a)
09/15/22 KRW 201,290,208 (55,498) — (55,498)
3 month
CD_KSDA Quarterly
0.89%
Quarterly BNP Paribas SA 09/15/21
(a)
09/15/22 KRW 201,290,208 (21,571) — (21,571)
3 month
CD_KSDA Quarterly
0.89%
Quarterly HSBC Bank plc 09/15/21
(a)
09/15/22 KRW 185,987,444 (11,459) — (11,459)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 2,164,664 — 2,164,664
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 3,160,832 — 3,160,832
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 1,373,395 — 1,373,395
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 1,210,757 — 1,210,757
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 4,140,762 — 4,140,762
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 877,571 — 877,571
6 month
THBFIX Semi-Annual
0.41%
Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/23 THB 621,670 3,611 — 3,611
6 month
THBFIX Semi-Annual
0.44%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/23 THB 10,384,500 318,986 — 318,986
28 day
MXIBTIIE Monthly
6.32%
Monthly
Goldman Sachs
International N/A 08/06/25 MXN 904,077 3,180,050 — 3,180,050
6 month
THBFIX Semi-Annual
0.81%
Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 THB 4,203,740 790,231 — 790,231
6 month
THBFIX Semi-Annual
0.74%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 277,940 21,177 — 21,177
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 2,956,132 — 2,956,132
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 (3,806,792) — (3,806,792)
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 (7,556,726) — (7,556,726)
6 month
THBFIX Semi-Annual
1.17%
Semi-Annual Bank of America NA 03/17/21
(a)
03/17/31 THB 2,065,380 220,932 — 220,932
$ 8,886,726 $ — $ 8,886,726
(a)
Forward swap.
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.60)% At Termination Citibank NA 04/15/21 USD 131,850 $ (2,098,562) $ — $ (2,098,562)
0.27% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 131,850 3,515,805 — 3,515,805
– $ – $ –
$ 1,417,243 $ — $ 1,417,243
– – –

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $6,029 of net dividends and financing fees.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR minus
0.10% ......... Quarterly GSCBBL8X Index Quarterly
Goldman Sachs
International 01/22/21 USD 8,915 $ 1,091,416 $ — $ 1,091,416
3 month LIBOR plus
0.10% ......... Quarterly GSCBBL8X Index Quarterly
Goldman Sachs
International 01/22/21 USD 73,313 8,948,760 — 8,948,760
Antero Resources Corp. Quarterly
3 month LIBOR
minus 0.50% Quarterly Citibank NA 02/12/21 USD 944 (1,652,495) — (1,652,495)
EQT Corp. ........ Quarterly
3 month LIBOR
minus 0.15% Quarterly Citibank NA 02/12/21 USD 350 633,803 — 633,803
1 month LIBOR plus
0.40% ......... Monthly
iShares JPMorgan
USD Emerging
Markets Bond ETF Monthly Citibank NA 03/11/21 USD 1,715 2,326,687 — 2,326,687
Nordstrom, Inc. ..... At Termination
3 month LIBOR
minus 1.45%
At
Termination BNP Paribas SA 03/11/21 USD 109 (53,151) — (53,151)
EURO STOXX Bank
Index .......... At Termination 0.00%
At
Termination
Morgan Stanley & Co.
International plc 03/19/21 EUR 13,667 374,888 — 374,888
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 03/20/21 USD 82,659 566,493 (43,702) 610,195
iBoxx EUR Liquid High
Yield Index ...... At Termination 3 month EURIBOR Quarterly Citibank NA 03/20/21 EUR 26,480 (71,769) (29,695) (42,074)
Seagate Technology plc Quarterly 3 month LIBOR Quarterly
Merrill Lynch International
& Co. 08/09/21 USD 34 (133,223) — (133,223)
0.00% ........... Quarterly GSVISK10 Index Quarterly
Goldman Sachs
International 09/09/21 USD 15,052 24,131 — 24,131
ConocoPhillips ..... Quarterly
3 month LIBOR
minus 0.30% Quarterly Credit Suisse International 10/18/21 USD 97 (621,768) — (621,768)
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 34 (28,831) — (28,831)
$ 11,404,941 $ (73,397) $ 11,478,338
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a )
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 23,488,007 $ 45,876
(c)
$ 23,527,854 0.1%
(b)
Range: 20-28 basis points
Benchmarks: Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
GBP 1 Week
USD 1 Month
USD Overnight Bank Funding Rate

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of December 31, 2020, expiration date 02/15/2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 93,026 $ 3,978,837 16.9%
Brazil
Oi SA, ADR ............. 452,653 918,886 3.9
Ghana
Tullow Oil plc ............ 1,494,114 602,898 2.6
Italy
Telecom Italia SpA ........ 9,590,565 4,997,312 21.2
Portugal
NOS SGPS SA ........... 705,120 2,451,212 10.4
Spain
Banco de Sabadell SA ...... 2,674,630 1,157,479 4.9
Cellnex Telecom SA ....... 60,650 3,642,212 15.5
4,799,691
United Kingdom
Arrow Global Group plc ..... 1,432,793 4,005,889 17.0
Barclays plc ............. 595,917 1,195,465 5.1
J D Wetherspoon plc ....... 121,151 1,848,922 7.9
Liberty Global plc, Class A ... 110,396 2,673,791 11.4
9,724,067
Shares Value
% of Basket
Value
United States
Ardagh Group SA ......... 68,020 $ 1,170,624 5.0%
Bausch Health Cos., Inc. .... 124,185 2,583,048 11.0
Southwest Airlines Co. ...... 10,000 466,100 2.0
4,219,772
Total Reference Entity — Long ............ 31,692,675
Reference Entity — Short
Austria
ams AG ................ (72,869) (1,587,774) (6.8)
France
Electricite de France SA ..... (76,499) (1,210,546) (5.1)
United Kingdom
EnQuest plc ............. (2,749,009) (422,741) (1.8)
Next plc ................ (22,121) (2,133,044) (9.1)
(2,555,785)
United States
CommScope Holding Co., Inc. (205,300) (2,751,020) (11.7)
Simon Property Group, Inc. .. (700) (59,696) (0.3)
(2,810,716)
Total Reference Entity — Short ............ (8,164,821)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 23,527,854
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20
1 day SONIA ......................................... Sterling Overnight Index Average 0.04
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
1 month LIBOR ....................................... London Interbank Offered Rate 0.14
1 month USCPI ....................................... U.S. Consumer Price Index 1.20
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.48
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
3 month NIBOR ....................................... Norwegian Interbank Offered Rate 0.49
6 month CHF LIBOR ................................... London Interbank Offered Rate (0.72)
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month JPY LIBOR .................................... London Interbank Offered Rate (0.06)
6 month NIBOR ....................................... Nigerian Interbank Offered rate 0.55
6 month SOR ........................................ Singapore Interbank Offered Rate 0.19
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.26

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 7,154,108 $ (55,312,284) $ 186,915,935 $ (182,912,841) $ —
OTC Swaps ..................................................... 85,536,942 (41,470,799) 53,594,346 (85,203,647) —
Options Written ................................................... N/A N/A 128,944,199 (80,209,456) (221,860,962)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 5,267,146 $ — $ 9,551,577 $ — $ 14,818,723
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 60,616,511 — — 60,616,511
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 1,826,471 208,488,333 86,973,436 142,052,269 367,322 439,707,831
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,024,123 — — 164,838,783 20,053,029 186,915,935
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 101,140,627 13,445,561 — 21,029,295 3,515,805 139,131,288
$ — $ 104,991,221 $ 227,201,040 $ 147,589,947 $ 337,471,924 $ 23,936,156 $ 841,190,288
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 35,972,478 — 22,182,147 — 58,154,625
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 232,447,531 — — 232,447,531
Options written
(b)
Options written at value ..................... — 359,437 71,642,850 31,936,592 117,922,083 — 221,860,962
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 9,193,945 — — 159,045,860 14,673,036 182,912,841
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 110,438,571 2,489,468 — 11,647,845 2,098,562 126,674,446
$ — $ 119,991,953 $ 110,104,796 $ 264,384,123 $ 310,797,935 $ 16,771,598 $ 822,050,405
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the year ended December 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (283,777,644) $ — $ 32,409,014 $ — $ (251,368,630)
Forward foreign currency exchange contracts .... — — — (489,280,331) — — (489,280,331)
Options purchased
(a)
.................... — 1,522,711 37,923,670 (98,619,674) (91,507,952) — (150,681,245)
Options written ........................ — 8,649,066 123,105,652 119,670,485 183,202,132 — 434,627,335
Swaps .............................. — 58,039,066 53,827,990 — (169,970,033) (2,673,373) (60,776,350)
$ — $ 68,210,843 $ (68,920,332) $ (468,229,520) $ (45,866,839) $ (2,673,373) $ (517,479,221)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (31,546,595) — (28,807,483) — (60,354,078)
Forward foreign currency exchange contracts .... — — — (94,707,664) — — (94,707,664)
Options purchased
(b)
.................... — (3,377,870) (6,150,205) 18,644,186 12,853,049 (576,092) 21,393,068
Options written ........................ — 1,676,492 16,398,473 (7,629,466) (42,658,554) — (32,213,055)
Swaps .............................. — (13,256,940) 11,885,671 — (39,453,752) 4,021,094 (36,803,927)
$ — $ (14,958,318) $ (9,412,656) $ (83,692,944) $ (98,066,740) $ 3,445,002 $ (202,685,656)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 9,503,573,584
Average notional value of contracts — short ................................................................................. 12,506,170,066
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 14,626,649,821
Average amounts sold — in USD ........................................................................................ 7,095,138,402
Options:
Average value of option contracts purchased ................................................................................ 215,731,083
Average value of option contracts written ................................................................................... 120,837,610
Average notional value of swaption contracts purchased ......................................................................... 7,369,504,315
Average notional value of swaption contracts written ........................................................................... 28,684,644,880
Credit default swaps:
Average notional value — buy protection ................................................................................... 4,037,681,615
Average notional value — sell protection ................................................................................... 632,255,953
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 10,990,276,059
Average notional value — receives fixed rate ................................................................................ 19,364,935,884
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 657,496,948
Average notional value — receives fixed rate ................................................................................ 700,103,179
Total return swaps:
Average notional value ............................................................................................... 195,057,341

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 5,463,404 $ 12,386,421
Forward foreign currency exchange contracts ................................................................. 60,616,511 232,447,531
Options
(a)(b)
........................................................................................ 439,707,831 221,860,962
Swaps — Centrally cleared ............................................................................. — 3,069,801
Swaps — OTC
(c)
.................................................................................... 139,131,288 126,674,446
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 644,919,034 $ 596,439,161
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(188,757,056) (90,567,660)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 456,161,978 $ 505,871,501
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 25,838,047 $ (25,838,047) $ — $ — $ —
Barclays Bank plc ................................ 70,438,638 (70,438,638) — — —
BNP Paribas SA ................................. 24,998,469 (24,998,469) — — —
Citibank NA .................................... 87,380,963 (53,456,437) — (27,105,000) 6,819,526
Citigroup Global Markets, Inc. ........................ 576,779 (576,779) — — —
Credit Suisse International .......................... 3,639,142 (3,639,142) — — —
Deutsche Bank AG ............................... 17,952,836 (17,952,836) — — —
Goldman Sachs Bank USA .......................... 3,599,666 (295,538) — — 3,304,128
Goldman Sachs International ........................ 37,002,393 (37,002,393) — — —
HSBC Bank plc .................................. 7,205,514 (6,212,376) (993,138) — —
JPMorgan Chase Bank NA .......................... 58,186,793 (20,274,964) — (37,911,829) —
JPMorgan Securities LLC ........................... 794,028 (649,924) — — 144,104
Merrill Lynch International & Co. ...................... 110,367 (110,367) — — —
Morgan Stanley & Co. International plc .................. 91,706,304 (60,237,294) — (31,469,010) —
Natwest Markets plc .............................. 419,271 (289,314) — — 129,957
Nomura International plc ........................... 7,873,241 (253,386) — (7,619,855) —
Royal Bank of Canada ............................. 1,281,962 (502,594) — (779,368) —
Standard Chartered Bank ........................... 1,507,609 (1,507,609) — — —
State Street Bank and Trust Co. ...................... 521,505 (356,859) — — 164,646
UBS AG ...................................... 15,128,451 (15,128,451) — — —
$ 456,161,978 $ (339,721,417) $ (993,138) $ (104,885,062) $ 10,562,361

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 34,116,443 $ (25,838,047) $ — $ (8,278,396) $ —
Barclays Bank plc ................................ 90,184,945 (70,438,638) (7,078,063) (12,090,000) 578,244
BNP Paribas SA ................................. 25,209,109 (24,998,469) — (210,640) —
Citibank NA .................................... 53,456,437 (53,456,437) — — —
Citigroup Global Markets, Inc. ........................ 887,435 (576,779) — — 310,656
Commonwealth Bank of Australia ..................... 143,419 — — — 143,419
Credit Suisse International .......................... 7,654,915 (3,639,142) — (3,990,000) 25,773
Deutsche Bank AG ............................... 43,048,148 (17,952,836) — (4,290,000) 20,805,312
Goldman Sachs Bank USA .......................... 295,538 (295,538) — — —
Goldman Sachs International ........................ 92,731,288 (37,002,393) — — 55,728,895
HSBC Bank plc .................................. 6,212,376 (6,212,376) — — —
JPMorgan Chase Bank NA .......................... 20,274,964 (20,274,964) — — —
JPMorgan Securities LLC ........................... 649,924 (649,924) — — —
Merrill Lynch International & Co. ...................... 168,858 (110,367) — (58,491) —
Morgan Stanley & Co. International plc .................. 60,237,294 (60,237,294) — — —
Natwest Markets plc .............................. 289,314 (289,314) — — —
Nomura International plc ........................... 253,386 (253,386) — — —
Royal Bank of Canada ............................. 502,594 (502,594) — — —
Standard Chartered Bank ........................... 2,341,512 (1,507,609) — — 833,903
State Street Bank and Trust Co. ...................... 356,859 (356,859) — — —
Toronto Dominion Bank ............................ 2,276,519 — — — 2,276,519
UBS AG ...................................... 64,580,224 (15,128,451) — — 49,451,773
$ 505,871,501 $ (339,721,417) $ (7,078,063) $ (28,917,527) $ 130,154,494
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Canada ............................................. $ — $ 10,550,576 $ 11,654,489 $ 22,205,065
Cayman Islands ........................................ — 1,939,687,040 58,360,565 1,998,047,605
France .............................................. — 4,953,377 — 4,953,377
Germany ............................................ — 482,596 — 482,596
Ireland .............................................. — 188,433,233 20,643,230 209,076,463
Italy ................................................ — 272,514 — 272,514
Luxembourg .......................................... — 8,110,783 — 8,110,783
Netherlands ........................................... — 26,291,242 — 26,291,242
Portugal ............................................. — 22,964,187 — 22,964,187
Spain ............................................... — 2,087,606 — 2,087,606
United Kingdom ........................................ — 63,727,859 — 63,727,859
United States .......................................... — 1,958,263,775 274,680,800 2,232,944,575
Common Stocks:
Brazil ............................................... 2,140,381 — — 2,140,381
Canada ............................................. 1,727,100 — — 1,727,100
China ............................................... 1,012,210 — — 1,012,210
France .............................................. — 109,519,754 — 109,519,754
Germany ............................................ 809,991 99,575,734 — 100,385,725
Ireland .............................................. — 23,915,755 — 23,915,755
Italy ................................................ — 30,806,332 — 30,806,332
Netherlands ........................................... 10,832,218 48,346,516 — 59,178,734
Sweden ............................................. — 29,463,688 — 29,463,688
Switzerland ........................................... — 5,901,919 — 5,901,919
Taiwan .............................................. 7,742 — — 7,742
United Kingdom ........................................ 79,135,297 26,479,681 68,155,458 173,770,436
United States .......................................... 928,451,534 39,273,627 16,256,973 983,982,134
Corporate Bonds
Argentina ............................................ — 32,514,003 — 32,514,003
Australia ............................................. — 81,613,766 — 81,613,766
Austria .............................................. — 66,404,466 — 66,404,466
Belgium ............................................. — 57,570,605 — 57,570,605
Brazil ............................................... — 227,201,218 — 227,201,218
Canada ............................................. — 136,237,243 31,841,610 168,078,853
Cayman Islands ........................................ — 8,952,215 — 8,952,215
Chile ............................................... — 62,561,203 — 62,561,203
China ............................................... — 828,823,545 — 828,823,545
Colombia ............................................ — 79,194,600 — 79,194,600
Congo, Democratic Republic of the ........................... — 14,681,206 — 14,681,206
Cyprus .............................................. — 16,069,237 — 16,069,237
Denmark ............................................. — 6,280,045 — 6,280,045
Dominican Republic ..................................... — 3,003,657 — 3,003,657
Finland .............................................. — 23,844,402 — 23,844,402
France .............................................. — 402,901,258 — 402,901,258
Germany ............................................ — 421,805,789 — 421,805,789
Guatemala ........................................... — 16,437,465 — 16,437,465
Guernsey ............................................ — 1,054,566 — 1,054,566
Hong Kong ........................................... — 66,369,144 — 66,369,144
India ............................................... — 89,988,602 — 89,988,602
Indonesia ............................................ — 42,184,484 — 42,184,484
Ireland .............................................. — 68,326,840 — 68,326,840
Israel ............................................... — 28,689,049 — 28,689,049
Italy ................................................ — 398,474,204 — 398,474,204
Jamaica ............................................. — 12,585,643 — 12,585,643
Japan ............................................... — 187,163,818 — 187,163,818

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Jersey .............................................. $ — $ 28,210,303 $ — $ 28,210,303
Kazakhstan ........................................... — 5,116,687 — 5,116,687
Kuwait .............................................. — 70,641,370 — 70,641,370
Luxembourg .......................................... — 211,632,860 — 211,632,860
Macau .............................................. — 30,839,915 — 30,839,915
Malaysia ............................................. — 53,626,271 — 53,626,271
Mexico .............................................. — 146,185,402 — 146,185,402
Mongolia ............................................. — 8,151,312 — 8,151,312
Morocco ............................................. — 1,650,104 — 1,650,104
Netherlands ........................................... — 249,060,135 — 249,060,135
Panama ............................................. — 25,392,916 — 25,392,916
Peru ................................................ — 44,337,948 — 44,337,948
Philippines ........................................... — 20,758,307 — 20,758,307
Portugal ............................................. — 7,740,141 — 7,740,141
Qatar ............................................... — 3,501,562 — 3,501,562
Russia .............................................. — 713,115 — 713,115
Saudi Arabia .......................................... — 16,448,534 — 16,448,534
Singapore ............................................ — 45,547,108 — 45,547,108
South Africa ........................................... — 11,987,868 — 11,987,868
South Korea .......................................... — 62,779,494 — 62,779,494
Spain ............................................... — 409,465,673 — 409,465,673
Sweden ............................................. — 97,979,335 — 97,979,335
Switzerland ........................................... — 114,620,813 — 114,620,813
Taiwan .............................................. — 1,952,151 — 1,952,151
Tanzania, United Republic of ............................... — 5,460,210 — 5,460,210
Thailand ............................................. — 56,833,984 — 56,833,984
Turkey .............................................. — 5,265,183 — 5,265,183
Ukraine ............................................. — 9,598,008 — 9,598,008
United Arab Emirates .................................... — 108,579,063 17,024,000 125,603,063
United Kingdom ........................................ — 771,178,435 — 771,178,435
United States .......................................... — 4,580,579,912 106,771,430 4,687,351,342
Vietnam ............................................. — 18,584,000 — 18,584,000
Floating Rate Loan Interests:
Brazil ............................................... — — 3,799,404 3,799,404
Canada ............................................. — 30,582,995 2,556,375 33,139,370
Denmark ............................................. — 3,225,235 — 3,225,235
France .............................................. — 10,013,266 2,902,446 12,915,712
Germany ............................................ — 7,395,819 48,583,066 55,978,885
Ireland .............................................. — 730,310 — 730,310
Luxembourg .......................................... — 41,280,849 736,545 42,017,394
Mexico .............................................. — — 3,036,800 3,036,800
Netherlands ........................................... — 42,899,368 — 42,899,368
Norway .............................................. — 2,444,986 — 2,444,986
Spain ............................................... — 26,200,919 — 26,200,919
Sweden ............................................. — 602,774 — 602,774
United Kingdom ........................................ — 28,451,102 — 28,451,102
United States .......................................... — 928,036,987 289,109,406 1,217,146,393
Foreign Agency Obligations ................................. — 1,133,069,513 — 1,133,069,513
Foreign Government Obligations .............................. — 6,044,482,786 — 6,044,482,786
Investment Companies .................................... 1,542,610,298 — — 1,542,610,298
Municipal Bonds ......................................... — 704,308,845 — 704,308,845
Non-Agency Mortgage-Backed Securities:
Cayman Islands ........................................ — 14,337,999 20,560,988 34,898,987
Ireland .............................................. — 16,522,129 — 16,522,129
Italy ................................................ — 3,431,018 — 3,431,018
Netherlands ........................................... — 9,142,098 — 9,142,098
United Kingdom ........................................ — 113,874,715 — 113,874,715
United States .......................................... — 2,085,822,250 19,791,820 2,105,614,070
Preferred Securities:
China ............................................... — — 32,871,000 32,871,000
Jersey .............................................. — — 7,500,000 7,500,000
United Kingdom ........................................ — 4,801,000 — 4,801,000
United States .......................................... 28,398,110 69,294,850 30,437,699 128,130,659
U.S. Government Sponsored Agency Securities .................... — 7,019,096,557 — 7,019,096,557
U.S. Treasury Obligations ................................... — 1,804,068,376 — 1,804,068,376
Warrants .............................................. 2,167,561 950,374 1,221,867 4,339,802

2020
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Short-Term Securities:
Borrowed Bond Agreements ................................. $ — $ 355,316,770 $ — $ 355,316,770
Money Market Funds ...................................... 1,293,648,946 — — 1,293,648,946
Options Purchased:
Credit contracts .......................................... — 1,826,471 — 1,826,471
Equity contracts .......................................... 181,877,201 26,611,132 — 208,488,333
Foreign currency exchange contracts ........................... — 86,973,436 — 86,973,436
Interest rate contracts ...................................... 1,416,451 140,635,818 — 142,052,269
Other contracts .......................................... — — 367,322 367,322
Liabilities:
Investments:
Borrowed Bonds ......................................... — (362,585,646) — (362,585,646)
TBA Sale Commitments .................................... — (11,889,816,446) — (11,889,816,446)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (8,595) (8,595)
Subtotal ....................................................
$ 4,074,235,040 $ 23,748,486,841 $ 1,068,854,698 $ 28,891,576,579
Investments valued at NAV
(b)
...................................... 276,547,482
$ —
Total Investments .............................................. $ 29,168,124,061
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 17,627,808 $ — $ 17,627,808
Equity contracts ........................................... 5,267,146 13,445,561 — 18,712,707
Foreign currency exchange contracts ............................ — 60,616,511 — 60,616,511
Interest rate contracts ....................................... 9,551,577 185,868,078 — 195,419,655
Other contracts ........................................... — 23,568,834 — 23,568,834
Liabilities:
Credit contracts ........................................... — (78,594,551) — (78,594,551)
Equity contracts ........................................... (107,615,328) (2,489,468) — (110,104,796)
Foreign currency exchange contracts ............................ — (264,384,123) — (264,384,123)
Interest rate contracts ....................................... (25,650,735) (285,073,803) — (310,724,538)
Other contracts ........................................... — (16,771,598) — (16,771,598)
$ (118,447,340) $ (346,186,751) $ — $ (464,634,091)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,500,700 are categorized as Level 2 within the disclosure hierarchy.

BlackRock Strategic Income Opportunities Portfolio
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2020
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments:
Assets/Liabilities:
Opening balance, as of December 31,
2019 ..................... $ 322,629,853 $ 28,723,808 $ 108,533,061 $ 576,854,906 $ 102,362,946 $ 2,514,899 $ 2,689,611 $ 100,000 $ — $ 1,144,409,084
Transfers into level 3 ............ — — 51,989,949 76,093,198 1,001,654 — — — — 129,084,801
Transfers out of level 3 ........... (59,161,989) (29,759,481) — (86,377,982) (31,799,362) — (2,554,248) — — (209,653,062)
Other
(a)
..................... 11,090,424 — — — (11,090,424) — — — — —
Accrued discounts/premiums ........ 447,249 — 548,130 261,005 (717,310) — — — — 539,074
Net realized loss ................ (552,312) — (18,017,749) (1,501,421) (390,473) (112,363) — — — (20,574,318)
Net change in unrealized appreciation
(depreciation)
(b)(c)
............. (43,400) 50,056,541 (9,283,411) (10,057,097) (4,121,851) (1,113,090) 1,649,469 (108,595) 752,220 27,730,786
Purchases .................... 130,913,608 35,393,775 32,699,386 125,080,824 600,633 943,414 69,023,867 — 469,647 395,125,154
Sales ....................... (39,984,349) (2,212) (10,832,326) (329,629,391) (15,493,005) (1,865,538) — — — (397,806,821)
Closing balance, as of December 31, 2020
$ 365,339,084 $ 84,412,431 $ 155,637,040 $ 350,724,042 $ 40,352,808 $ 367,322 $ 70,808,699 $ (8,595) $ 1,221,867 $ 1,068,854,698
Net change in unrealized appreciation
(depreciation) on investments still held
at December 31, 2020
(c)
........
$ 31,750 $ 48,917,739 $ (9,283,411) $ (10,158,319) $ (3,031,769) $ (576,092) $ 1,784,832 $ (108,595) $ 752,220 $ 28,328,355
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Credit Contracts
Assets Liabilities
Opening balance, as of December 31, 2019 .................................................................. $ 5,924,330 $ —
Transfers into level 3 ................................................................................. — —
Transfers out of level 3 ................................................................................ (5,924,330) —
Accrued discounts/premiums ............................................................................ — —
Net realized gain (loss) ................................................................................ — —
Net change in unrealized appreciation (depreciation) ............................................................ — —
Purchases ........................................................................................ — —
Issues ........................................................................................... — —
Sales ............................................................................................ — —
Settlements ....................................................................................... — —
Closing balance, as of December 31, 2020 ..................................................................
$ — $ —
Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2020 ...............
$ — $ —
The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Statements of Assets and Liabilities

December 31, 2020
2020
BlackRock Annual Report to Shareholders

BlackRock
Emerging
Markets Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments at value — unaffiliated
(a) (b)
........................................................................ $ 85,263,244 $ 38,659,948,499
Investments at value — affiliated
(c)
........................................................................... — 2,760,586,249
Cash   .............................................................................................. — 4,000,825
Cash pledged:
Collateral — borrowed bond agreements ...................................................................... — 9,064,282
Collateral — OTC derivatives ............................................................................. 300,000 36,120,000
Collateral — TBA commitments ............................................................................ — 32,030,000
Futures contracts ..................................................................................... — 195,830,170
Centrally cleared swaps ................................................................................. 1,684,000 117,950,080
Foreign currency at value
(d)
................................................................................ 324,730 490,430,765
Receivables: – –
Investments sold ..................................................................................... — 10,553,836,356
Securities lending income — affiliated ....................................................................... — 46,860
Swaps   ........................................................................................... — 666,991
TBA sale commitments ................................................................................. — 11,832,935,728
Capital shares sold .................................................................................... 285,271 94,393,304
Dividends — affiliated .................................................................................. — 74,346
Dividends — unaffiliated ................................................................................ — 2,356,610
Interest — unaffiliated .................................................................................. 1,316,116 284,509,799
Investment adviser .................................................................................... 13,836 —
Variation margin on futures contracts ........................................................................ — 5,463,404
Swap premiums paid .................................................................................... 826,611 85,536,942
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 1,999,607 60,616,511
OTC swaps ......................................................................................... 122,143 53,594,346
Prepaid expenses ...................................................................................... 56,772 920,648
Total assets ..........................................................................................
92,192,330 65,280,912,715
LIABILITIES
Bank overdraft ......................................................................................... 2,907 —
Cash received as collateral for OTC derivatives .................................................................. — 127,195,000
Borrowed bonds at value
(e)
................................................................................ — 362,585,646
Collateral on securities loaned at value ........................................................................ — 276,469,608
Options written at value
(f)
................................................................................. — 221,860,962
TBA sale commitments at value
(g)
........................................................................... — 11,889,816,446
Reverse repurchase agreements at value ...................................................................... — 4,500,700
Payables: – –
Investments purchased ................................................................................. 686,378 16,488,972,956
Accounting services fees ................................................................................ 29,364 584,857
Administration fees .................................................................................... 10,442 1,517,830
Capital shares redeemed ................................................................................ 63,950 51,538,865
Custodian fees ....................................................................................... 107,010 942,520
Deferred foreign capital gain tax ........................................................................... — 2,492,555
Income dividend distributions ............................................................................. 158,080 10,628,293
Interest expense ..................................................................................... — 3,310,913
Investment advisory fees ................................................................................ — 13,040,337
Trustees' and Officer's fees .............................................................................. 1,940 197,389
Other affiliate fees .................................................................................... 1,602 66,302
Printing and postage fees ............................................................................... 12,473 129,887
Professional fees ..................................................................................... 82,529 323,755
Registration fees ..................................................................................... 2,434 134,800
Service and distribution fees .............................................................................. 2,129 582,665
To the Manager ...................................................................................... 67,821 —
Transfer agent fees ................................................................................... 10,903 5,072,881
Other accrued expenses ................................................................................ 10,608 199,455
Variation margin on futures contracts ........................................................................ — 12,386,421
Variation margin on centrally cleared swaps ................................................................... 11,262 3,069,801

Statements of Assets and Liabilities
(continued)
December 31, 2020

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Swap premiums received ................................................................................. 903,997 41,470,799
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 2,168,535 232,447,531
OTC swaps ......................................................................................... 232,066 85,203,647
Unfunded floating rate loan interests ........................................................................ — 8,595
Total liabilities .........................................................................................
4,566,430 29,836,751,416
NET ASSETS .........................................................................................
$ 87,625,900 $ 35,444,161,299
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 101,648,088 $ 34,773,908,788
Accumulated earnings (loss) ............................................................................... (14,022,188) 670,252,511
NET ASSETS .........................................................................................
$ 87,625,900 $ 35,444,161,299
(a)
  Investments at cost — unaffiliated .......................................................................... $ 86,210,154 $ 37,148,112,229
(b)
  Securities loaned at value ............................................................................... $ — $ 270,538,430
(c)
  Investments at cost — affiliated ........................................................................... $ — $ 2,708,937,203
(d)
  Foreign currency at cost ................................................................................ $ 200,205 $ 489,090,487
(e)
  Proceeds received from borrowed bonds ..................................................................... $ — $ 311,098,006
(f)
  Premiums received .................................................................................... $ — $ 270,595,705
(g)
  Proceeds from TBA sale commitments ...................................................................... $ — $ 11,832,935,728

Statements of Assets and Liabilities
(continued)
December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 19,153,019 $ 25,026,882,141
Shares outstanding ................................................................................
2,145,294 2,413,639,957
Net asset value ...................................................................................
$ 8.93 $ 10.37
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .......................................................................................
$ 7,709,734 $ 1,583,745,411
Shares outstanding ................................................................................
865,190 152,771,495
Net asset value ...................................................................................
$ 8.91 $ 10.37
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor C
Net assets .......................................................................................
$ 671,991 $ 247,844,256
Shares outstanding ................................................................................
75,389 23,928,649
Net asset value ...................................................................................
$ 8.91 $ 10.36
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Class K
Net assets .......................................................................................
$ 60,091,156 $ 8,585,689,491
Shares outstanding ................................................................................
6,739,347 827,400,418
Net asset value ...................................................................................
$ 8.92 $ 10.38
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001

Statements of Operations
Year Ended December 31, 2020

Financial Statements
BlackRock
Emerging
Markets
Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 79,044 $ 34,330,674
Dividends — unaffiliated ................................................................................ — 24,676,976
Interest — unaffiliated .................................................................................. 5,241,199 1,033,040,198
Securities lending income — affiliated — net .................................................................. — 1,100,801
Foreign taxes withheld ................................................................................. (105,414) (8,808,250)
Total investment income ..................................................................................
5,214,829 1,084,340,399
EXPENSES
Investment advisory ................................................................................... 579,167 147,816,777
Custodian .......................................................................................... 108,926 2,100,127
Professional ........................................................................................ 106,885 1,020,804
Accounting services ................................................................................... 76,216 1,759,368
Registration ........................................................................................ 73,864 431,223
Administration ...................................................................................... 41,024 10,250,588
Service and distribution — class specific ..................................................................... 28,900 7,062,754
Transfer agent — class specific ........................................................................... 26,776 21,458,101
Administration — class specific ........................................................................... 19,304 6,491,297
Printing and postage .................................................................................. 4,276 321,235
Trustees and Officer ................................................................................... — 357,676
Miscellaneous ....................................................................................... 34,621 1,098,816
Total expenses excluding dividend expense and interest expense ......................................................
1,099,959 200,168,766
Dividend expense — unaffiliated ............................................................................ — 75,253
Interest expense ....................................................................................... — 37,855,478
Total expenses ........................................................................................
1,099,959 238,099,497
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (417,283) (4,054,409)
Administration fees waived — class specific ................................................................... (18,425) (36,392)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (15,434) (75)
Total expenses after fees waived and/or reimbursed ...............................................................
648,817 234,008,621
Net investment income ...................................................................................
4,566,012 850,331,778

Statements of Operations
(continued)
Year Ended December 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets
Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,659,355 $ 1,293,794,045
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ 1,194,838 $ (369,850)
Investments — unaffiliated
(a)
........................................................................... 5,212,510 833,507,184
Borrowed bonds ................................................................................... — 48,501,584
Forward foreign currency exchange contracts ................................................................ 1,179,602 (489,280,331)
Foreign currency transactions .......................................................................... 1,589,417 49,713,802
Futures contracts ................................................................................... (492,018) (251,368,630)
Options written .................................................................................... — 434,627,335
Short sales — unaffiliated ............................................................................. — 39,028,679
Swaps   ......................................................................................... 2,290,044 (60,776,350)
10,974,393 603,583,423
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. — 44,537,490
Investments — unaffiliated
(b)
........................................................................... (2,071,591) 888,336,253
Borrowed bonds ................................................................................... — (16,510,637)
Forward foreign currency exchange contracts ................................................................ (79,086) (94,707,664)
Foreign currency translations ........................................................................... 113,794 (243,484)
Futures contracts ................................................................................... (30,919) (60,354,078)
Options written .................................................................................... — (32,213,055)
Short sales — unaffiliated ............................................................................. — (1,456,328)
Swaps   ......................................................................................... (247,236) (36,803,927)
Unfunded floating rate loan interests ...................................................................... — (373,948)
(2,315,038) 690,210,622
Net realized and unrealized gain ............................................................................
8,659,355 1,293,794,045
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 13,225,367 $ 2,144,125,823
(a)
  Net of foreign capital gain tax ............................................................................. $ — $ (2,159,120)
(b)
  Net of foreign capital gain tax .............................................................................
$ — $ (2,492,555)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Emerging Markets Flexible
Dynamic Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Year Ended December 31, Year Ended December 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 4,566,012 $ 5,822,475 $ 850,331,778 $ 1,160,6 17,388
Net realized gain (loss) .................................................... 10,974,393 (8,162,886) 603,583,423 (7,641,676)
Net change in unrealized appreciation (depreciation) ................................ (2,315,038) 8,301,965 690,210,622 1,317,422,294
Net increase in net assets resulting from operations ...................................
13,225,367 5,961,554 2,144,125,823 2,470,398,006
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (672,848) (1,277,281) (689,864,436) (815,093,393)
  Investor A ............................................................ (265,329) (474,888) (40,079,946) (52,281,107)
  Investor C ............................................................ (32,015) (96,220) (6,624,244) (12,056,387)
  Class K .............................................................. (2,838,739) (4,545,318) (254,661,795) (309,525,216)
Decrease in net assets resulting from distributions to shareholders .........................
(3,808,931) (6,393,707) (991,230,421) (1,188,956,103)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(32,675,979) 9,753,362 273,107,123 (1,252,819,204)
NET ASSETS
Total increase (decrease) in net assets ........................................... (23,259,543) 9,321,209 1,426,002,525 28,622,699
Beginning of year ..........................................................
110,885,443 101,564,234 34,018,158,774 33,989,536,075
End of year ..............................................................
$ 87,625,900 $ 110,885,443 $ 35,444,161,299 $ 34,018,158,774
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

Ts.
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Institutional
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 8.04 $ 8.03 $ 9.45 $ 9.51 $ 8.79
Net investment income
(a)
.....................................
0.41 0.45 0.52 0.63 0.58
Net realized and unrealized gain (loss) ...........................
0.81 0.06 (1.52) (0.10) 0.56
Net increase (decrease) from investment operations ....................
1.22 0.51 (1.00) 0.53 1.14
Distributions
(b)
– – – – –
From net investment income ..................................
(0.33) (0.50) (0.00)
(c)
(0.59) (0.42)
From return of capital .......................................
— — (0.42) — —
Total distributions ...........................................
(0.33) (0.50) (0.42) (0.59) (0.42)
Net asset value, end of year ...................................
$ 8.93 $ 8.04 $ 8.03 $ 9.45 $ 9.51
Total Return
(d)
15.51% 6.45% (10.84)% 5.66% —
Based on net asset value ......................................
15.51% 6.45% (10.84)% 5.66% 13.27%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
1.16% 1.13% 1.13% 1.13% 1.48%
Total expenses after fees waived and/or reimbursed ....................
0.68% 0.68% 0.71% 0.78% 0.91%
Net investment income .......................................
4.93% 5.45% 5.89% 6.68% 6.34%
Supplemental Data
Net assets, end of year (000) ....................................
$ 19,153 $ 17,515 $ 26,314 $ 43,693 $ 24,097
Portfolio turnover rate ........................................
324% 118% 165% 187% 276%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.00% 0.01%
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 1.13% 1.48%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Investor A
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 8.02 $ 8.02 $ 9.43 $ 9.50 $ 8.78
Net investment income
(a)
.....................................
0.38 0.44 0.49 0.61 0.55
Net realized and unrealized gain (loss) ...........................
0.82 0.04 (1.51) (0.12) 0.56
Net increase (decrease) from investment operations ....................
1.20 0.48 (1.02) 0.49 1.11
Distributions
(b)
– – – – –
From net investment income ..................................
(0.31) (0.48) (0.00)
(c)
(0.56) (0.39)
From return of capital .......................................
— — (0.39) — —
Total distributions ...........................................
(0.31) (0.48) (0.39) (0.56) (0.39)
Net asset value, end of year ...................................
$ 8.91 $ 8.02 $ 8.02 $ 9.43 $ 9.50
Total Return
(d)
15.25% 6.05% (10.99)% 5.29% —
Based on net asset value ......................................
15.25% 6.05% (10.99)% 5.29% 12.96%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
1.53% 1.46% 1.46% 1.45% 1.79%
Total expenses after fees waived and/or reimbursed ....................
0.93% 0.93% 0.96% 1.03% 1.20%
Net investment income .......................................
4.55% 5.31% 5.64% 6.48% 6.05%
Supplemental Data
Net assets, end of year (000) ....................................
$ 7,710 $ 7,784 $ 8,102 $ 14,756 $ 15,293
Portfolio turnover rate ........................................
324% 118% 165% 187% 276%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.00% 0.01%
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 1.45% 1.79%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Investor C
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 8.03 $ 8.02 $ 9.44 $ 9.50 $ 8.78
Net investment income
(a)
.....................................
0.31 0.37 0.43 0.54 0.48
Net realized and unrealized gain (loss) ...........................
0.82 0.06 (1.52) (0.11) 0.56
Net increase (decrease) from investment operations ....................
1.13 0.43 (1.09) 0.43 1.04
Distributions
(b)
– – – – –
From net investment income ..................................
(0.25) (0.42) (0.00)
(c)
(0.49) (0.32)
From return of capital .......................................
— — (0.33) — —
Total distributions ...........................................
(0.25) (0.42) (0.33) (0.49) (0.32)
Net asset value, end of year ...................................
$ 8.91 $ 8.03 $ 8.02 $ 9.44 $ 9.50
Total Return
(d)
14.38% 5.39% (11.74)% 4.62% —
Based on net asset value ......................................
14.25% 5.39% (11.74)% 4.62% 12.12%
Ratios to Average Net Assets
(e)
Total expenses .............................................
2.34% 2.32% 2.30%
(f)
2.30%
(f)
2.63%
(f)
Total expenses after fees waived and/or reimbursed ....................
1.68% 1.68% 1.71% 1.78% 1.96%
Net investment income .......................................
3.76% 4.46% 4.85% 5.74% 5.30%
Supplemental Data
Net assets, end of year (000) ....................................
$ 672 $ 1,547 $ 2,411 $ 3,823 $ 4,892
Portfolio turnover rate ........................................
324% 118% 165% 187% 276%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.00% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Class K
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 8.03 $ 8.03 $ 9.44 $ 9.51 $ 8.79
Net investment income
(a)
.....................................
0.39 0.47 0.51 0.64 0.58
Net realized and unrealized gain (loss) ...........................
0.83 0.04 (1.50) (0.12) 0.56
Net increase (decrease) from investment operations ....................
1.22 0.51 (0.99) 0.52 1.14
Distributions
(b)
– – – – –
From net investment income ..................................
(0.33) (0.51) (0.00)
(c)
(0.59) (0.42)
From return of capital .......................................
— — (0.42) — —
Total distributions ...........................................
(0.33) (0.51) (0.42) (0.59) (0.42)
Net asset value, end of year ...................................
$ 8.92 $ 8.03 $ 8.03 $ 9.44 $ 9.51
Total Return
(d)
15.58% 6.37% (10.70)% 5.60% —
Based on net asset value ......................................
15.58% 6.37% (10.70)% 5.60% 13.37%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.08% 1.04% 1.08%
(f)
1.03% 1.39%
Total expenses after fees waived and/or reimbursed ....................
0.63% 0.63% 0.66% 0.73% 0.83%
Net investment income .......................................
4.72% 5.67% 5.91% 6.70% 6.44%
Supplemental Data
Net assets, end of year (000) ....................................
$ 60,091 $ 84,039 $ 64,736 $ 75,012 $ 11,106
Portfolio turnover rate ........................................
324% 118% 165% 187% 276%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.02% —% 0.01% 0.00% 0.01%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

Ts.
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Institutional
Year Ended December 31,
2020 2019 2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of year ..............................
$ 9.97 $ 9.60 $ 9.96 $ 9.83 $ 9.77
Net investment income
(b)
.....................................
0.26 0.34 0.33 0.35 0.26
Net realized and unrealized gain (loss) ...........................
0.44 0.38 (0.37) 0.12 0.09
Net increase (decrease) from investment operations ....................
0.70 0.72 (0.04) 0.47 0.35
Distributions
(c)
– – – – –
From net investment income ..................................
(0.30) (0.35) (0.32) (0.31) (0.25)
From return of capital .......................................
— (0.00) (0.00)
(d)
(0.03) (0.04)
Total distributions ...........................................
(0.30) (0.35) (0.32) (0.34) (0.29)
Net asset value, end of year ...................................
$ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83
Total Return
(e)
7.21% 7.62% (0.46)% — —
Based on net asset value ......................................
7.21% 7.62%
(f)
(0.46)%
(f)
4.88% 3.61%
Ratios to Average Net Assets
(g)
Total expenses
(h)
............................................
0.73% 0.74% 1.09% 0.90% 0.74%
Total expenses after fees waived and/or reimbursed ....................
0.72% 0.74% 1.09% 0.89% 0.73%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.60% 0.61% 0.62% 0.61% 0.60%
Net investment income .......................................
2.62% 3.49% 3.40% 3.49% 2.66%
Supplemental Data
Net assets, end of year (000) ....................................
$ 25,026,882 $ 23,223,183 $ 23,621,298 $ 23,089,643 $ 17,994,587
Portfolio turnover rate
( i )
........................................
1,515% 1,805% 2,337% 1,576% 1,541%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.03% 0.02% 0.01% 0.01% 0.02%
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A N/A N/A 0.90% 0.73%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor A
Year Ended December 31,
2020 2019 2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of year ..............................
$ 9.97 $ 9.60 $ 9.96 $ 9.83 $ 9.77
Net investment income
(b)
.....................................
0.23 0.31 0.29 0.31 0.23
Net realized and unrealized gain (loss) ...........................
0.44 0.38 (0.36) 0.14 0.09
Net increase (decrease) from investment operations ....................
0.67 0.69 (0.07) 0.45 0.32
Distributions
(c)
– – – – –
From net investment income ..................................
(0.27) (0.32) (0.29) (0.29) (0.22)
From return of capital .......................................
— (0.00) (0.00)
(d)
(0.03) (0.04)
Total distributions ...........................................
(0.27) (0.32) (0.29) (0.32) (0.26)
Net asset value, end of year ...................................
$ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83
Total Return
(e)
6.90% 7.31% (0.74)% — —
Based on net asset value ......................................
6.90% 7.31%
(f)
(0.7 4)%
(f)
4.59% 3.30%
Ratios to Average Net Assets
(g)
Total expenses .............................................
1.02% 1.05% 1.39% 1.22% 1.07%
Total expenses after fees waived and/or reimbursed ....................
1.01% 1.03% 1.38% 1.16% 1.03%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.89% 0.90% 0.91% 0.90% 0.90%
Net investment income .......................................
2.34% 3.20% 3.00% 3.09% 2.38%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,583,745 $ 1,501,890 $ 2,023,700 $ 2,234,189 $ 4,380,500
Portfolio turnover rate
(h )
.......................................
1,515% 1,805% 2,337% 1,576% 1,541%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.03% 0.02% 0.01% 0.01% 0.02%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor C
Year Ended December 31,
2020 2019 2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of year ..............................
$ 9.96 $ 9.59 $ 9.95 $ 9.82 $ 9.76
Net investment income
(b)
.....................................
0.16 0.24 0.24 0.24 0.16
Net realized and unrealized gain (loss) ...........................
0.44 0.38 (0.38) 0.13 0.08
Net increase (decrease) from investment operations ....................
0.60 0.62 (0.14) 0.37 0.24
Distributions
(c)
– – – – –
From net investment income ..................................
(0.20) (0.25) (0.22) (0.21) (0.15)
From return of capital .......................................
— (0.00) (0.00)
(d)
(0.03) (0.03)
Total distributions ...........................................
(0.20) (0.25) (0.22) (0.24) (0.18)
Net asset value, end of year ...................................
$ 10.36 $ 9.96 $ 9.59 $ 9.95 $ 9.82
Total Return
(e)
6.14% 6.54% (1.47)% — —
Based on net asset value ......................................
6.14% 6.54%
(f)
(1.47)%
(f)
3.81% 2.53%
Ratios to Average Net Assets
(g)
Total expenses
(h )
............................................
1.75% 1.77% 2.11% 1.93% 1.79%
Total expenses after fees waived and/or reimbursed ....................
1.74% 1.76% 2.11% 1.91% 1.78%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
1.62% 1.63% 1.64% 1.65% 1.65%
Net investment income .......................................
1.59% 2.48% 2.41% 2.41% 1.63%
Supplemental Data
Net assets, end of year (000) ....................................
$ 247,844 $ 434,348 $ 514,268 $ 655,874 $ 872,501
Portfolio turnover rate
( i )
........................................
1,515% 1,805% 2,337% 1,576% 1,541%
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................................. 0.03% 0.02% 0.01% 0.01% 0.02%
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................................. N/A 1.77% 2.11% 1.92% 1.78%
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) ............................ 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Commencement of operations.
(c)
Based on average shares outstanding.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)
Aggregate total return.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(j)
Annualized.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(l)
Portfolio turnover rate is representative of the Portfolio for the entire year.
BlackRock Strategic Income Opportunities Portfolio
Class K
Year Ended December 31, Period from
03/28/16
(b)
to 12/31/16
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of period .............................
$ 9.98 $ 9.60 $ 9.97 $ 9.84 $ 9.65
Net investment income
(c)
.....................................
0.27 0.35 0.34 0.36 0.22
Net realized and unrealized gain (loss) ...........................
0.44 0.39 (0.39) 0.12 0.21
Net increase (decrease) from investment operations ....................
0.71 0.74 (0.05) 0.48 0.43
Distributions
(d)
– – – – –
From net investment income ..................................
(0.31) (0.36) (0.32) (0.32) (0.20)
From return of capital .......................................
— (0.00) (0.00)
(e)
(0.03) (0.04)
Total distributions ...........................................
(0.31) (0.36) (0.32) (0.35) (0.24)
Net asset value, end of period ..................................
$ 10.38 $ 9.98 $ 9.60 $ 9.97 $ 9.84
Total Return
(f)
7.29% 7.82% (0.47)% — —
Based on net asset value ......................................
7.29% 7.82%
(g)
(0.47)%
(g)
4.97% 4.47%
(h)
Ratios to Average Net Assets
( i )
Total expenses .............................................
0.65% 0.66% 1.01% 0.82% 0.69%
(j)
Total expenses after fees waived and/or reimbursed ....................
0.63% 0.65% 1.00% 0.81% 0.68%
(j)
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.52% 0.52% 0.53% 0.53% 0.53%
(j)
Net investment income .......................................
2.71% 3.57% 3.47% 3.58% 2.93%
(j)
Supplemental Data
Net assets, end of period (000) ..................................
$ 8,585,6 89 $ 8,858,737 $ 7,830,270 $ 5,748,169 $ 3,651,094
Portfolio turnover rate
(k)
.......................................
1,515% 1,805% 2,337% 1,576% 1,541%
(l)
Year Ended December 31, Period from
03/28/16
(b)
to 12/31/16 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.02% 0.01% 0.01% 0.02%
Year Ended December 31, Period from
03/28/16
(b)
to 12/31/16 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders

ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor
A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying financial statements of Strategic Income Opportunities include the account of BlackRock Cayman Strategic Income Opportunities
Portfolio I , Ltd. (the “Subsidiary”) . T here were no asset s in the Subsidiary during the period. Effective December 26, 2019 , the Subsidiary, whi ch was wholly-owned by the
Fund , was dissolved. The Subsidiary enabled Strategic Income Opportunities to hold commodity -related instruments and other derivatives and satisfy Regulated Investment
Company (“RIC”) tax requirements.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash difvidends , if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio .......................... Emerging Markets Flexible Dynamic Bond Non-diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2020 , if any, are disclosed in the Statements of Assets and Liabilities.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities”
for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Emerging Markets Flexible Dynamic Bond has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Emerging Markets Flexible Dynamic Bond may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components . IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage -backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A
Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : Certain funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fun d realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a Fund to make future cash payments. As of December 31, 2020, Strategic Income Opportunities had outstanding commitments of $74,728,780.
These commitments are not included in the net assets of Strategic Income Opportunities as of December 31, 2020.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Facebook Burlingame, Term Loan ....................................... $ 5,366,631 $ 5,366,631 $ 5,366,631 $ –
Houston Center, Term Loan ........................................... 6,878,708 6,878,708 6,872,517 (6,191)
O pendoor , Term Loan ............................................... 17,333,333 17,333,333 17,333,333 –
Park Avenue Tower, Term Loan ........................................ 1,335,692 1,335,692 1,333,288 (2,404)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for Strategic Income
Opportunities were $279,219,058 and 0.83%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of Strategic Income Opportunities' open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $3,257,270 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, with a value of $5,881,998 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount
Counterparty
Borrowed Bond
Agreements
(a)
Reverse
Repurchase
Agreements
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Exposure
Due (to)/from
Counterparty
before
Collateral
Non-cash
Collateral
Received
Cash
Collateral
Received
Fair Value
of Non-cash
Collateral
Pledged
Including
Accrued
Interest
(c)
Cash
Collateral
Pledged
Net Collateral
(Received) /
Pledged
Net Exposure
Due (to)/from
Counterparty
(d)
Barclays Bank plc . $ 124,116,193 $ (4,500,700) $ (127,621,582) $ (8,006,089) $ — $ — $ 5,881,998 $ 2,124,091 $ 8,006,089 $ —
Barclays Capital, Inc. 96,250 — (102,161) (5,911) — — — — — (5,911)
BNP Paribas SA .. 78,312,510 — (78,948,575) (636,065) — — 226,270 409,795 636,065 —
Citigroup Global
Markets Ltd. ..... 6,494,719 — (6,566,021) (71,302) — — — 2,167,089 2,167,089 2,095,787
Citigroup Global
Markets, Inc. ..... 28,892,260 — (31,266,602) (2,374,342) — — — — — (2,374,342)
Credit Suisse
Securities USA LLC 8,541,925 — (10,773,068) (2,231,143) — — — 2,097,192 2,097,192 (133,951)
Deutsche Bank AG . 9,093,212 — (9,311,948) (218,736) — — — 218,736 218,736 —
Goldman Sachs
International ..... 48,488,422 — (49,046,259) (557,837) — — — 376,000 376,000 (181,837)
J.P. Morgan
Securities plc .... 16,919,150 — (17,283,885) (364,735) — — — — — (364,735)
Merrill Lynch
International ..... 2,519,653 — (2,611,521) (91,868) — — — — — (91,868)
RBC Capital Markets
LLC ........... 30,919,495 — (31,364,955) (445,460) — — — 445,460 445,460 —
RBC Europe Ltd. .. 922,980 — (946,339) (23,359) — — — — — (23,359)
$ 355,316,769 $ (4,500,700) $ (365,842,916) $ (15,026,847) $ — $ — $ 6,108,268 $ 7,838,363 $ 13,946,631 $ (1,080,216)

Notes to Financial Statements
(continued)

Notes to Financial Statements
equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The market value of any securities on loan, all of which were classified as common stocks/preferred securities/affiliated and unaffiliated investment companies in the Funds’
Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value –
unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations.
Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
As of period end, the following table is a summary of Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
BNP Paribas Securities Corp. ......................................... $ 13,103,730 $ (13,103,730) $ —
BofA Securities, Inc. ................................................ 72,983,311 (72,983,311) —
Citigroup Global Markets, Inc. ......................................... 42,428,911 (42,428,911) —
Credit Suisse Securities (USA) LLC ..................................... 79,069,727 (79,069,727) —
Goldman Sachs & Co. .............................................. 23,215,000 (23,215,000) —
JP Morgan Securities LLC ........................................... 15,471,303 (15,471,303) —
Morgan Stanley & Co. LLC ........................................... 2,693,648 (2,693,648) —
National Financial Services LLC ........................................ 3,472,017 (3,472,017) —
State Street Bank & Trust Co. ......................................... 6,236,583 (6,236,583) —
TD Prime Services LLC ............................................. 11,864,200 (11,864,200) —
$ 270,538,430 $ (270,538,430) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – Certain Funds purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options: Certain Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – Certain Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the

Notes to Financial Statements
(continued)

Notes to Financial Statements
underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — Certain Funds enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA
Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain
OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Emerging Markets Flexible Dynamic Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Emerging Markets Flexible Dynamic Bond's net assets:
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into a sub-advisory agreements with BlackRock International Limited (“BIL”) an affiliate of the Manager. With respect to
Strategic Income Opportunities, the Manager has also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited ("BRS"), which is also an affiliate
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.600%
$1 Billion - $2 Billion ..................................................................................................... 0.550
$2 Billion - $3 Billion .................................................................................................... 0.525
Greater than $3 Billion ................................................................................................... 0.500
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.550%
$1 Billion - $2 Billion ..................................................................................................... 0.500
$2 Billion - $3 Billion .................................................................................................... 0.475
$3 Billion - $35 Billion .................................................................................................... 0.450
Greater than $35 Billion .................................................................................................. 0.430

Notes to Financial Statements
(continued)

Notes to Financial Statements
of the Manager The Manager pays BIL and BRS for services they provide for that portion of each Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2020, Strategic Income
Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of
Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Emerging Markets Flexible Dynamic Bond ................................................................ $ 17,295 $ 11,605 $ 28,900
Strategic Income Opportunities ....................................................................... 3,606,667 3,456,087 7,062,754
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond ............................................... $ 3,288 $ 1,383 $ 232 $ 14,401 $ 19,304
Strategic Income Opportunities ...................................................... 4,508,351 288,508 69,116 1,625,322 6,491,297
Institutional
Strategic Income Opportunities ................................................................................................ $ 821,087
Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond .......................................... $ 1 $ 34 $ 3 $ 166 $ 204
Strategic Income Opportunities ................................................. 44,090 11 4,061 15,741 63,903
Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond ............................................... $ 9,561 $ 12,471 $ 3,155 $ 1,589 $ 26,776
Strategic Income Opportunities ...................................................... 19,215,387 1,847,944 354,833 39,937 21,458,101

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Other Fees: For the  year ended  December 31, 2020 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended December 31, 2020, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
April 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitatio n described below will be reduced by the amount of the affiliated money market fund waiver. Prior to  April 29, 2020, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2020, the amount waived was $1,364,438 for Strategic Income Opportunities.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Emerging Markets Flexible Dynamic Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. These contractual agreements may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/
or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2020, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily/ net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2020, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2020, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: T he U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Mone y Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Emerging Markets Flexible Dynamic Bond ........................................................................................ $ 228
Strategic Income Opportunities ............................................................................................... 31,739
Investor A Investor C
Strategic Income Opportunities .................................................................................... $ 22,491 $ 23,636
Emerging Markets Flexible Dynamic Bond ............................................................................................ $ 22,891
Strategic Income Opportunities ................................................................................................... 2,689,971
Institutional Investor A Investor C Class K
Emerging Markets Flexible Dynamic Bond ..................................................... 0.68% 0.93% 1.68% 0.63%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A
Emerging Markets Flexible Dynamic Bond .......................................................................................... $ 394,392
Administration Fees Waived Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond .......................................... $ 2,590 $ 1,384 $ 232 $ 14,219 $ 18,425
Strategic Income Opportunities ................................................. — 36,278 114 — $ 36,392
Transfer Agent Fees Waived and/or Reimbursed Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond .......................................... $ 2,241 $ 9,081 $ 2,585 $ 1,527 $ 15,434
Strategic Income Opportunities ................................................. — 75 — — $ 75

Notes to Financial Statements
(continued)

Notes to Financial Statements
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement ( i ) Strategic Income Opportunities retains 75% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses; and (ii) if Emerging Markets Flexible
Dynamic Bond were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, Strategic Income Opportunities, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses); and this amount can never be less than
70% of the sum of securities lending income plus collateral investment expenses. With respect to Emerging Markets Flexible Dynamic Bond, if the Fund were to engage in securities lending, it would receive for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Statements of Operations.
For the year ended December 31, 2020, Strategic Income Opportunities paid BIM $339,821 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2020, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows :
PURCHASES AND SALES
For the year ended December 31, 2020, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
For the year ended December 31, 2020, purchases and sales related to mortgage dollar rolls were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Purchases  Sales
Net Realized
Gain
Strategic Income Opportunities ......................................................... $ 428,027,150 $ 349,723,880 $ 3,770,473
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Emerging Markets Flexible Dynamic Bond ..................................... $ 18,872,273 $ 18,959,815 $ 259,078,803 $ 281,157,696
Strategic Income Opportunities ............................................ 41,468,524,298 42,013,011,253 452,338,304,584 471,041,374,119
Purchases Sales
Strategic Income Opportunities ............................................................................ $ 158,066,213,713 $ 158,031,984,704

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amount available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, amortization methods for premiums on fixed income securities, the accrual of income on securities in default, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive investment companies, the timing and recognition of partnership income, dividends deemed recognized for tax purposes and the classification of investments.
During the year ended December 31, 2020, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of December 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2020, the Funds did not borrow under the credit agreement.
Ordinary Income Total
Emerging Markets Flexible Dynamic Bond
12/31/20 ........................................................................................... $ 3,808,931 $ 3,808,931
12/31/19 ........................................................................................... 6,393,707 6,393,707
Strategic Income Opportunities
12/31/20 ........................................................................................... 991,230,421 991,230,421
12/31/19 ........................................................................................... 1,188,956,103 1,188,956,103
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Emerging Markets Flexible Dynamic Bond ...........................................
$ 753,647 $ (9,452,672) $ (5,323,163) $ (14,022,188)
Strategic Income Opportunities ..................................................
225,819,109 — 444,433,402 670,252,511
Emerging Markets
Flexible Dynamic
Bond
Strategic Income
Opportunities
Amount utilized ..................................................................................... $ 10,593,921 $ 761,056,164
Emerging Markets
Flexible Dynamic
Bond
Strategic Income
Opportunities
Tax cost ............................................................................................... $ 88,688,402 $ 39,923,828,732
Gross unrealized appreciation ................................................................................ $ 8,036,584 $ 2,800,480,096
Gross unrealized depreciation ................................................................................ (11,671,724) (1,448,312,490)
Net unrealized appreciation (depreciation) ........................................................................ $ (3,635,140) $ 1,352,167,606

Notes to Financial Statements
(continued)

Notes to Financial Statements
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as ( i ) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Emerging Markets Flexible Dynamic Bond
Institutional
Shares sold 1,216,879 $ 10,190,638 425,864 $ 3,525,018
Shares issued in reinvestment of distributions ........................
72,782 609,985 136,955 1,124,960
Shares redeemed
(1,323,578) (10,669,424) (1,658,824) (13,808,691)
        Net increase (decrease)
(33,917) $ 131,199 (1,096,005) $ (9,158,713)
Investor A
Shares sold and automatic conversion of shares 238,529 $ 2,037,667 183,799 $ 1,539,341
Shares issued in reinvestment of distributions ........................
29,150 243,658 54,334 444,858
Shares redeemed
(372,913) (3,037,966) (278,191) (2,295,790)
        Net decrease
(105,234) $ (756,641) (40,058) $ (311,591)
Investor C
Shares sold 9,258 $ 77,199 4,671 $ 39,524
Shares issued in reinvestment of distributions ........................
3,327 27,517 10,267 84,188
Shares redeemed and automatic conversion of shares
(129,962) (1,098,415) (122,777) (1,016,128)
        Net decrease
(117,377) $ (993,699) (107,839) $ (892,416)
Class K
Shares sold 2,824,205 $ 25,037,466 2,339,872 $ 19,658,107
Shares issued in reinvestment of distributions ........................
139,487 1,143,884 238,587 1,947,812
Shares redeemed
(6,690,296) (57,238,188) (177,857) (1,489,837)
        Net increase (decrease)
(3,726,604) $ (31,056,838) 2,400,602 $ 20,116,082
Total Net Increase (Decrease)
(3,983,132) $ (32,675,979) 1,156,700 $ 9,753,362

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2020, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 1,234,225 Class K Shares of Emerging Markets Flexible Dynamic Bond.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/20
Year Ended
12/31/19
Shares Amount Shares Amount
Strategic Income Opportunities
Institutional
Shares sold 936,163,252 $ 9,302,247,982 634,936,439 $ 6,238,862,124
Shares issued in reinvestment of distributions ........................
60,928,018 608,907,401 71,542,076 705,077,160
Shares redeemed
(912,393,620) (8,918,670,875) (839,003,354) (8,220,493,665)
        Net increase (decrease)
84,697,650 $ 992,484,508 (132,524,839) $ (1,276,554,381)
Investor A
Shares sold and automatic conversion of shares 53,412,995 $ 532,747,113 44,047,913 $ 433,228,865
Shares issued in reinvestment of distributions ........................
3,820,721 38,180,960 5,111,246 50,331,832
Shares redeemed
(55,104,391) (539,116,326) (109,423,799) (1,069,253,071)
        Net increase (decrease)
2,129,325 $ 31,811,747 (60,264,640) $ (585,692,374)
Investor C
Shares sold 3,431,090 $ 34,116,8 9 0 3,793,027 $ 37,264,817
Shares issued in reinvestment of distributions ........................
619,003 6,159,812 1,124,641 11,069,532
Shares redeemed and automatic conversion of shares
(23,727,509) (236,630,417) (14,952,627) (146,802,562)
        Net decrease
(19,677,416) $ (196,353,715) (10,034,959) $ (98,468,213)
Class K
Shares sold 192,256,781 $ 1,925,033,294 231,822,539 $ 2,277,598,180
Shares issued in reinvestment of distributions ........................
24,885,365 248,740,516 30,803,606 303,900,188
Shares redeemed
(277,458,840) (2,728,609,227) (190,314,544) (1,873,602,604)
        Net increase (decrease)
(60,316,694) $ (554,835,417) 72,311,601 $ 707,895,764
Total Net Increase (Decrease)
6,832,865 $ 273,107,12 3 (130,512,837) $ (1,252,819,204)

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio and BlackRock Strategic Income
Opportunities Portfolio of BlackRock Funds V (the “Funds”), including the schedules of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The presented financial highlights for BlackRock Strategic Income Opportunities Portfolio were consolidated through December 31, 2018.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended December 31, 2020 that qualified for the dividends-received deduction were as follows:
The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2020:
For the fiscal year ended December 31, 2020, the Fund earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:
For the fiscal year ended December 31, 2020, the Fund hereby designates the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended December 31, 2020:
The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
Fund
Dividend-Received
Deduction
BlackRock Strategic Income Opportunities Portfolio .............................................................................. 2.24%
Fund Qualified Dividend Income
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 73,640,813
Fund
Foreign Source Income
Earned
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio .................................................................... $ 4,557,378
Fund Interest-Related Dividends
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 471,867,331
Fund Federal Obligation Interest
BlackRock Strategic Income Opportunities Portfolio ............................................................................ $ 28,276,923

Statement Regarding Liquidity Risk Management Program
2020
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Emerging Markets Flexible Dynamic Bond Portfolio and BlackRock Strategic Income Opportunities
Portfolio (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
84 RICs consisting of 108 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
84 RICs consisting of 108 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
84 RICs consisting of 108 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
84 RICs consisting of 108 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year.
85 RICs consisting of 109 Portfolios None
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
84 RICs consisting of 108 Portfolios ADP (data and information services); Metropolitan
Life Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
85 RICs consisting of 109 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
85 RICs consisting of 109 Portfolios None

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
117 RICs consisting of 267 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
118 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
2020
BlackRock Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.co m . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Brown Brothers Harriman & Co.
(b)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Strategic Income Opportunities Portfolio.
(b)
For BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.

Glossary of Terms Used in this Report
2020
BlackRock Annual Report to Shareholders

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NIBOR Norwegian Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SOR Singapore Interbank Offered Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
THBFIX Thai Baht Interest Rate Fixing

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-12/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –           Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	$41,922	$41,922	$0	$38	$18,200	$18,100	$0	$0
BlackRock Strategic Income Opportunities Portfolio	$118,830	$118,830	$0	$38	$31,200	$20,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	$18,200	$18,138
BlackRock Strategic Income Opportunities Portfolio	$31,200	$20,638

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: March 5, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: March 5, 2021